  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2015



                                                     REGISTRATION NOS. 033-91226
                                                                       811-06025
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   POST-EFFECTIVE AMENDMENT NO. 22                     [X]
                                                AND/OR
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 73                            [X]


                     METROPOLITAN LIFE SEPARATE ACCOUNT UL
                           (Exact Name of Registrant)


                      METROPOLITAN LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                200 Park Avenue
                               New York, NY 10166
              (Address of depositor's principal executive offices)


        DEPOSITOR'S TELEPHONE NUMBER INCLUDING AREA CODE (212) 578-9500


                           RICARDO A. ANZALDUA, ESQ.
                  Executive Vice President and General Counsel
                      Metropolitan Life Insurance Company
                          1095 Avenue of the Americas
                               New York, NY 10036
                    (Name and address of agent for service)

                                    COPY TO:

                           W. THOMAS CONNER, ESQUIRE
                                 Reed Smith LLP
                         1301 K Street, NW, Suite 1100
                             Washington, D.C. 20005


Approximate Date of Proposed Public Offering: on May 1, 2015 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)


[X] on May 1, 2015 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective
                                        amendment

Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL, which funds certain Variable Universal Life Insurance Policies.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   PROSPECTUS
                                      FOR

                         GROUP VARIABLE UNIVERSAL LIFE
                     INSURANCE POLICIES ("GROUP POLICIES")
                                   ISSUED BY

                METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")

                                  MAY 1, 2015


This Prospectus provides you with important information about MetLife's Group Variable Universal Life Policies and its Certificates. However, we will also issue a Group Policy to the employer and Certificates to the employees which are separate documents from the prospectus. There may be differences between the description of the Group Policy and the Certificate contained in this prospectus and the Group Policy issued to the employer and the Certificate issued to the employee due to differences in state law. Please consult the Group Policy and the Certificate for the provisions that apply in your state.


The Group Policies are designed to provide:
o Life insurance coverage for employees (and/or their spouses) of employers who purchase a Group Policy
o Flexible premium payments, including the option of paying premiums through payroll deduction
o A death benefit that varies because it includes the employee's cash value in addition to a fixed insurance amount
o Ownership rights of employees set forth in a certificate ("Certificate") issued in connection with the Group Policy


You allocate net premiums to and may transfer cash value among a fixed interest account ("Fixed Account") and the Metropolitan Life Separate Account UL investment divisions which invest in the following Portfolios:


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Freedom 2010 Portfolio
Freedom 2020 Portfolio
Freedom 2030 Portfolio
Freedom 2040 Portfolio
Freedom 2050 Portfolio


MET INVESTORS SERIES TRUST (CLASS A)
Lord Abbett Bond Debenture Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio

WMC Large Cap Research Portfolio


METROPOLITAN SERIES FUND (CLASS A)
Baillie Gifford International Stock Portfolio
Barclays Aggregate Bond Index Portfolio
BlackRock Bond Income Portfolio
MetLife Stock Index Portfolio

MFS(R) Value Portfolio
MSCI EAFE(R) Index Portfolio
Russell 2000(R) Index Portfolio

T. Rowe Price Small Cap Growth Portfolio

WMC Balanced Portfolio


In some cases, the employer may limit which of the above Portfolios are available.


The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios listed above. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING OUR ADMINISTRATIVE OFFICE AT (800) 685-0124.


Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Group Policy and the Certificate give you more information on the operation of the Fixed Account.


Neither the Securities and Exchange Commission ("SEC") nor any state securities authority has approved or disapproved these securities, nor have they determined if this Prospectus is accurate or complete. This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. Any representation otherwise is a criminal offense. Interests in the Separate Account and the Fixed Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency or entity or person. We do not authorize any representations about this offering other than as contained in this Prospectus or its supplements or in our authorized supplemental sales material. We do not guarantee how any of the Portfolios will perform.

                               TABLE OF CONTENTS



                                                                                         PAGE
                                                                                       IN THIS
SUBJECT                                                                               PROSPECTUS
------------------------------------------------------------------------------------ -----------
Contacting Us.......................................................................       3
Summary of Benefits and Risks.......................................................       3
   Certificate Benefits.............................................................       3
   Risks of a Certificate...........................................................       4
Fee Tables..........................................................................       5
   Transaction Fees.................................................................       5
   Periodic Charges Other Than Portfolio Operating Expenses.........................       6
   Periodic Charges Applicable to All Certificates..................................       6
   Periodic Charges Applicable to Any Optional Riders That May be Added to Your
    Certificate.....................................................................       6
   Portfolio Operating Expenses.....................................................       8
MetLife.............................................................................       9
   The Fixed Account................................................................      10
   Separate Account UL..............................................................      10
   The Funds........................................................................      11
   Management of Portfolios.........................................................      12
   The Portfolio Share Classes that We Offer........................................      13
   Substitution of Portfolios.......................................................      13
   Purchase and Redemption of Portfolio Shares by the Separate Account..............      13
   Voting Rights....................................................................      14
Issuing a Group Policy and a Certificate............................................      14
Payment and Allocation of Premiums..................................................      14
   Paying Premiums..................................................................      14
   Maximum and Minimum Premium Payments.............................................      15
   Allocating Net Premiums..........................................................      15
Insurance Proceeds..................................................................      15
   Death Benefit....................................................................      16
   Alternate Death Benefit..........................................................      16
   Specified Face Amount............................................................      17
   Income Plans.....................................................................      17
Cash Value, Transfers and Withdrawals...............................................      18
   Cash Value.......................................................................      18
   Surrender and Withdrawal Privileges..............................................      21
   Benefit at Final Date............................................................      21
Paid-Up Certificate Provision.......................................................      21
Loan Privileges.....................................................................      22
Optional Rider Benefits.............................................................      23
Charges and Deductions..............................................................      23
   Important Information Applicable to all Certificate Charges and Deductions.......      23
   Charges Deducted From Premiums...................................................      24
   Charges included in the Monthly Deduction........................................      24
   Charge Against the Separate Account..............................................      25
   Variations in Charges............................................................      26
   Portfolio Company Charges........................................................      26
   Other Charges....................................................................      26
Certificate Termination and Reinstatement...........................................      26
Federal Tax Matters.................................................................      27
Rights We Reserve...................................................................      30
Other Certificate Provisions........................................................      31
Sales of Certificates...............................................................      35
Legal Proceedings...................................................................      37
Restrictions on Financial Transactions..............................................      37
Financial Statements................................................................      37

CONTACTING US

You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Administrative Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Certificate loan; changing -the specified face amount; taking a partial withdrawal; surrendering the Certificate; making transfer requests (including elections with respect to the systematic investment strategies); or changing your premium allocations. Our Administrative Office is our office at MetLife GVUL, Mail Code A2-10, 13045 Tesson Ferry Road, St. Louis, MO 63128. We may name additional or alternate Administrative Offices. If we do, we will notify you in writing.

If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.



SUMMARY OF BENEFITS AND RISKS

This summary gives an overview of the Group Policy and Certificates and is qualified by the more detailed information in the balance of this Prospectus, the Group Policy and the Certificates. MetLife issues the Group Policy and Certificates.


CERTIFICATE BENEFITS

PREMIUM PAYMENT FLEXIBILITY. Generally, if elected by your employer, you may pay premiums through payroll deduction. If payroll deduction is not available, you may pay premiums to us on a monthly, quarterly or annual basis. You may, with certain restrictions, make premium payments in any amount and at any frequency.

However, you may also be required to make an unscheduled premium payment so that the Certificate will remain in force. The Certificate will remain in force until its Final Date, as long as the cash surrender value is large enough to cover one monthly deduction, regardless of whether or not premium payments have been made.

CASH VALUE. Your cash value in the Certificate reflects your premium payments, the charges we deduct, interest we credit if you have cash value in our fixed interest account, any investment experience you have in our Separate Account, as well as your loan and withdrawal activity.

TRANSFERS AND SYSTEMATIC INVESTMENT STRATEGIES. You may transfer cash value among the funding options, subject to certain limits, including restrictions on frequent transfers (see "Cash Value, Transfers and Withdrawals"). If elected by your employer, you may also choose among four systematic investment strategies: the Equity Generator(SM), the Equalizer(SM), the Allocator(SM), and the Rebalancer(SM).

SPECIFIED FACE AMOUNT OF INSURANCE. Within certain limits, you may choose your specified face amount of insurance when the Certificate is issued. You may also increase the amount at certain times determined by your employer and subject to our underwriting requirements. In certain cases, we will automatically increase the specified face amount at each employee's salary increase on dates chosen by the employer. You may also decrease the specified face amount.

DEATH BENEFIT. The death benefit is the specified face amount of the Certificate plus the Certificate cash value at the date of death of the covered person.

INCOME PLANS. The insurance proceeds can be paid under a variety of income plans that are available under the Certificate.

SURRENDERS, PARTIAL WITHDRAWALS AND LOANS. Within certain limits, you may take partial withdrawals and loans from the Certificate. You may also surrender your Certificate for its cash surrender value.

PAID-UP CERTIFICATE BENEFIT. You can choose to terminate the death benefit (and any riders in effect) and use all or part of the cash surrender value as a single premium for a "paid-up" benefit within the terms set forth in the Certificate. ("Paid-up" means no further premiums are required.)

TAX ADVANTAGES. If you meet certain requirements, you will not pay income taxes on withdrawals or surrenders or at the Final Date of the Certificate, until your cumulative withdrawn amounts exceed the cumulative premiums you have paid. The death benefit may be subject to Federal and state estate taxes, but your beneficiary will generally not be subject to income tax on the death benefit. As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.

OPTIONAL RIDER BENEFITS. You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) as part of the monthly deduction.


RISKS OF A CERTIFICATE

This Prospectus discusses the risks associated with purchasing the Certificate. Prospectuses for the Funds discuss the risks associated with investment in the Fund described therein. Each of the Separate Account UL investment divisions that is available to you under the Certificate invests solely in a corresponding "Portfolio" of a Fund.

INVESTMENT RISK. MetLife does not guarantee the investment performance of the variable investment options and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct certain Certificate fees and charges from your Certificate's cash value, which can significantly reduce your Certificate's cash value. During times of poor investment performance, these deductions may have an even greater impact on your Certificate's cash value. It is possible to lose your full investment and your Certificate could terminate without value, unless you pay additional premiums. If you allocate cash value to the Fixed Account, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate stated in your Certificate.

SURRENDER AND WITHDRAWAL RISKS. The Certificates are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. You should purchase the Certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Certificate if you intend to surrender all or part of the Certificate's cash value in the near future.

RISK OF CERTIFICATE TERMINATION. Your Certificate may terminate without value if you have paid an insufficient amount of premiums or if the investment experience of the investment divisions is poor. If your cash surrender value is not enough to pay the monthly deduction, your Policy will terminate without value unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. If your Certificate does terminate, your insurance coverage will terminate (although you will be given an opportunity to reinstate your coverage if you satisfy certain requirements). Lapse of a certificate on which there is an outstanding loan may have adverse tax consequences.

CERTIFICATE CHARGE AND EXPENSE INCREASE. We have the right to increase certain Certificate charges.

TAX LAW RISKS. We anticipate that the Certificate should generally be deemed a life insurance contract under Federal tax law. Assuming that a Certificate qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in receipt of any portion of your Certificate's cash value until there is an actual distribution from the Certificate. Moreover, insurance proceeds payable under the Certificate should be excludable from the gross income of the beneficiary. Although the beneficiary generally should not have to pay Federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply.

If you pay more than a certain amount of premiums, you may cause your Certificate to become a "modified endowment contract." If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds), to the extent of any gains in your Certificate (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply.

If the Certificate is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. -However, during the first 15 Certificate years, in certain circumstances, a distribution may be subject to tax on a income-out-first basis if there is a gain in the Certificate (which is generally when your cash value exceeds the cumulative premiums you paid). Moreover, loans will generally not be treated as distributions prior to termination of your Certificate, whether by lapse, surrender or exchange. Finally, neither distributions nor loans from a Certificate that is not a modified endowment contract are subject to the 10% penalty tax.


Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. As with any taxation matter, you should consult with and rely on the advice of your own tax adviser.



FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The charges set forth in the first three tables can vary, pursuant to terms of the Group Policy under which the Certificate is issued. In certain cases, we have the right to increase our charges for new Certificates, as well as for Certificates already outstanding. The maximum charges in such cases are shown in the far right-hand columns of each of the first three tables below. In addition to the following tables, certain charges that we don't currently impose (but which we have the right to impose on your Certificate in the future) are described under "Charges and Deductions--Other Charges," further back in this Prospectus.


TRANSACTION FEES


This table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer cash value among the variable investment options or the Fixed Account.


The Current Amount Deducted represents an amount that would be deducted from a hypothetical group that is representative of the groups to whom the Group Policy is offered. The amount may not reflect the actual amount currently deducted for any current Policy owner, since the current amount deducted varies from group to group based on the anticipated experience of the group.


                                 WHEN CHARGE IS          CURRENT AMOUNT            MAXIMUM AMOUNT
           CHARGE                   DEDUCTED                DEDUCTED               WE CAN DEDUCT
 Charge for average         On payment of premium   An amount equal to the   No specific maximum
 expected state and local                           estimate of taxes we
 taxes attributable to                              will actually pay for
 premiums1                                          your group, currently
                                                    up to 2.55% of each
                                                    premium payment.
 Charge for expected        On payment of premium   0.35% of each premium    Same as current amount
 federal taxes                                      payment
 attributable to
 premiums1
 Surrender, withdrawal      On surrender,           None                     Up to $25 per surrender,
 and loan transaction       withdrawal or loan                               withdrawal or loan
 fees2

1Rather than deducting this charge from each premium payment you make, we have the option of deducting an equivalent amount as part of the monthly deduction. In that case, the amount of the deduction will be based on the amount of premium payments received under all Certificates issued in connection with the Group Policy. We will waive the state premium tax charge for Internal Revenue Code Section 1035 exchanges from any other policy to a Certificate. We will also waive the state premium tax charge, as well as the charge for expected federal taxes attributable to premiums for 1035 exchanges, from another MetLife policy to a Certificate.

2Generally, we will not make any transaction charge for the surrender of a Certificate because of the termination of an employer's participation in the Group Policy. See your Certificate for more details.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES


These tables describe other fees and expenses that you will pay periodically during the time that you own the Certificate not including the fees and expenses of the Portfolios. The amounts shown for a 45 year old covered person assume that person is a member of a hypothetical group that has been derived from all groups to whom the Group Policy is offered. These amounts may not reflect the amounts for any actual Certificate owner, since the amounts vary from group to group based on the anticipated experience of the group. The actual charge at that age for your group may be higher or lower than the rate shown.


PERIODIC CHARGES APPLICABLE TO ALL CERTIFICATES


                                WHEN CHARGE IS          CURRENT AMOUNT           MAXIMUM AMOUNT
           CHARGE                  DEDUCTED                DEDUCTED              WE CAN DEDUCT
 Cost of term insurance*    On each monthly
                            anniversary of the
                            Certificate
 Highest and lowest                                Highest: $30.45 per      Highest: $53.24 per
 charge among all                                  $1,000 of net amount     $1,000 of Net
 possible covered                                  at risk                  Amount at Risk
 persons                                           Lowest: $.02 per         Lowest: $.06 per
                                                   $1,000 of net amount     $1,000 of Net
                                                   at risk                  Amount at Risk
 Charge for a                                      $.10 per $1,000 of net   $.43 per $1,000 of net
 hypothetical 45 year old                          amount at risk           amount at risk
 Mortality and expense      Daily against the      Effective annual rate    Effective annual rate
 risk charge**              cash value in the      of .45% of the cash      of .90%
                            Separate Account       value in the
                                                   Separate Account
 Administration             On each monthly        $0 to $3 per             $5 per Certificate
 charge***                  anniversary of the     Certificate
                            Certificate
 Loan interest              Annually (or on loan   Annual rate of 0.25%     Annual rate of 2% of
 spread****                 termination, if        of the loan amount       the loan amount
                            earlier)

PERIODIC CHARGES APPLICABLE TO ANY OPTIONAL RIDERS THAT MAY BE ADDED TO YOUR CERTIFICATE*****


                           WHEN CHARGE IS         CURRENT AMOUNT       MAXIMUM AMOUNT
    OPTIONAL FEATURE          DEDUCTED               DEDUCTED          WE CAN DEDUCT
 Disability waiver of   On each monthly      Since your employer      No separate
 monthly deduction      anniversary of the   decides for the whole    maximum
 benefit                Certificate          group whether to
                                             elect this benefit, the
                                             cost is included in
                                             the basic cost of
                                             insurance rates for
                                             the group.

                               WHEN CHARGE IS         CURRENT AMOUNT       MAXIMUM AMOUNT
      OPTIONAL FEATURE            DEDUCTED               DEDUCTED           WE CAN DEDUCT
 Accelerated benefits       On each monthly      Since your employer      No separate
 option                     anniversary of the   decides for the whole    maximum
                            Certificate          group whether to
                                                 elect this benefit, the
                                                 cost is included in
                                                 the basic cost of
                                                 insurance rates for
                                                 the group.
 Accidental death benefit   On each monthly                               No maximum
                            anniversary of the                            applies to this
                            Certificate                                   benefit
 Highest and Lowest                              Highest: $.04 per
 charge among all                                $1,000 of rider
 possible Certificates                           benefit amount
                                                 Lowest: $.01 per
                                                 $1,000 of rider
                                                 benefit amount
 Charge for a                                    $.03 per $1,000 of
 hypothetical 45 year old                        rider benefit amount
 Accidental Death or        On each monthly                               No maximum
 Dismemberment              anniversary of the                            applies to this
 Benefit                    Certificate                                   benefit
 Highest and Lowest                              Highest: $.05 per
 Charge Among All                                $1,000 of rider
 Possible Certificates                           benefit amount
                                                 Lowest: $.02 per
                                                 $1,000 of rider
                                                 benefit amount
 Charge for a                                    $.04 per $1,000 of
 hypothetical 45 year old                        rider benefit
                                                 amount
 Dependent life benefits    On each monthly                               No maximum
 (spouse coverage only)     anniversary of the                            applies to this
                            Certificate                                   benefit
 Highest and lowest                              Highest: $30.34 per
 charge among all                                $1,000 of rider
 possible certificates                           benefit amount
                                                 Lowest: $.03 per
                                                 $1,000 of rider
                                                 benefit amount
 Charge for a                                    $.10 per $1,000 of
 hypothetical 45 year old                        rider benefit amount
 Dependent life benefits    On each monthly                               No maximum
 (children coverage only)   anniversary of the                            applies to this
                            Certificate                                   benefit

                          WHEN CHARGE IS     CURRENT AMOUNT      MAXIMUM AMOUNT
    OPTIONAL FEATURE         DEDUCTED           DEDUCTED          WE CAN DEDUCT
 Highest and lowest                      Highest: $.18 per
 charge among all                        $1,000 of rider
 possible certificates                   benefit amount
                                         Lowest: $.07 per
                                         $1,000 of rider
                                         benefit amount
 Charge for a                            $.13 per $1,000 of
 hypothetical                            rider benefit amount
 45 year old

*The cost of insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. The cost of insurance charge may not be representative of the charge that any particular Certificate owner would pay. See "Charges and Deductions--Cost of Insurance" for a more detailed discussion of factors affecting this charge. You can obtain more information about the cost of insurance or other charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Certificate based on various assumptions.

**We may determine differences in this charge for different employer groups based on differences in the levels of mortality and expense risks. See "Charges and Deductions--Certificate Charges--Charge Against the Separate Account" below for a fuller description of how this charge may vary. We are currently waiving the following amounts of the Mortality and Expense Risk charge: 0.08% for the Investment Division investing in the WMC Large Cap Research Portfolio, and an amount equal to the portfolio expenses that are in excess of 0.62% for the investment division investing in the Oppenheimer Global Equity Portfolio (Class
A).

***This charge for a Certificate may vary based on differences in the levels of administrative services performed by us and by the employer for the specific group under which the Certificate is issued.

****We charge interest on Certificate loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

*****The rider charges may vary based on individual characteristics, or anticipated variations in our costs or risks associated with the group or individuals in the group under which the Certificate is issued. The charge may not be representative of the charge that any particular Certificate owner would pay. You can obtain more information about this and other charges that would apply by contacting your insurance sales representative.


PORTFOLIO OPERATING EXPENSES


Each of the Funds pays an investment management fee. Each of the Funds also incurs other direct expenses (see the applicable Fund Prospectus attached at the end of this Prospectus and the Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using. The Funds offer various classes of shares, each of which has a different level of expenses. However, we offer only Class A shares of the Funds under the Certificates.



The following tables describe the fees and expenses that the Portfolios will pay and that therefore a Certificate owner will indirectly pay periodically during the time that he or she owns a Certificate. The first table shows the minimum and maximum fees and expenses charged by the Portfolios for the fiscal year ended December 31, 2014. The second table shows each Portfolio's fees and expenses, as a percentage of average daily net assets, as of December 31, 2014, in some cases after contractual waivers and/or expense reimbursements. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios. Certain Portfolios may impose a redemption fee in the future.



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                                                 MINIMUM   MAXIMUM
 TOTAL ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Portfolio assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                  0.27%     0.87%

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                                ACQUIRED
                                                      DISTRIBUTION                FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                         AND/OR                   FEES       ANNUAL        AND/OR       ANNUAL
                                         MANAGEMENT      SERVICE       OTHER       AND     OPERATING      EXPENSE      OPERATING
PORTFOLIO                                    FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
 FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
 Freedom 2010 Portfolio                   --              --          --       0.55%        0.55%       --              0.55%
 Freedom 2020 Portfolio                   --              --          --       0.60%        0.60%       --              0.60%
 Freedom 2030 Portfolio                   --              --          --       0.68%        0.68%       --              0.68%
 Freedom 2040 Portfolio                   --              --          --       0.69%        0.69%       --              0.69%
 Freedom 2050 Portfolio                   --              --          --       0.69%        0.69%       --              0.69%
 MET INVESTORS SERIES TRUST --
  CLASS A
 Lord Abbett Bond Debenture Portfolio   0.51%             --        0.04%        --         0.55%     0.01%             0.54%
 Morgan Stanley Mid Cap Growth
  Portfolio                             0.64%             --        0.05%        --         0.69%     0.01%             0.68%
 Oppenheimer Global Equity Portfolio    0.66%             --        0.08%        --         0.74%     0.06%             0.68%
 WMC Large Cap Research Portfolio       0.57%             --        0.03%        --         0.60%     0.05%             0.55%
 METROPOLITAN SERIES FUND -- CLASS A
 Baillie Gifford International Stock
  Portfolio                             0.79%             --        0.08%        --         0.87%     0.12%             0.75%
 Barclays Aggregate Bond Index
  Portfolio                             0.25%             --        0.03%        --         0.28%     0.00%             0.28%
 BlackRock Bond Income Portfolio        0.32%             --        0.03%        --         0.35%     0.00%             0.35%
 MetLife Stock Index Portfolio          0.25%             --        0.02%        --         0.27%     0.01%             0.26%
 MFS(R) Value Portfolio                 0.70%             --        0.02%        --         0.72%     0.14%             0.58%
 MSCI EAFE(R) Index Portfolio           0.30%             --        0.10%      0.01%        0.41%     0.00%             0.41%
 Russell 2000(R) Index Portfolio        0.25%             --        0.07%      0.05%        0.37%     0.01%             0.36%
 T. Rowe Price Small Cap Growth
  Portfolio                             0.47%             --        0.04%        --         0.51%       --              0.51%
 WMC Balanced Portfolio                 0.46%             --        0.07%        --         0.53%     0.00%             0.53%



The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.




METLIFE


Metropolitan Life Insurance Company is a leading provider of insurance, annuities, and employee benefit programs with operations throughout the United States. MetLife offers life insurance and annuities to individuals, as well as group insurance and retirement and savings products and many other services to corporations and other institutions. MetLife was formed under the laws of New York in 1868. MetLife's principal executive office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities, employee benefits and asset management programs serving 100 million customers. Through its subsidiaries and affiliates, MetLife, Inc. holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.



THE FIXED ACCOUNT


The Fixed Account is part of our general assets that are not in any legally segregated separate accounts. The minimum guaranteed interest rate will vary based on the provisions stated in the Certificate but will never be lower than 3%. We may also credit excess interest on such amounts. Different excess interest rates may apply to different amounts based upon when such amounts were allocated to the Fixed Account.


We credit the guaranteed and excess interest on each "Valuation Date" (as defined below in "Other Certificate Provisions--When Your Requests Become Effective"). We guarantee the credited interest, and it becomes part of the Certificate's cash value in the Fixed Account. We charge the portion of the monthly deduction that is deducted from the Fixed Account against the most recent premiums paid and interest credited thereto.


We can delay transfers, withdrawals, surrender and payment of Certificate loans from the Fixed Account for up to 6 months. Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Group Policy and the Certificate give you more information on the operation of the Fixed Account.


SEPARATE ACCOUNT UL



The Separate Account receives premium payments from the Group Policies and Certificates described in this Prospectus and other variable life insurance policies that we issue. The assets in the Separate Account legally belong to us, but they are held solely for the benefit of investors in the Separate Account and no one else, including our other creditors. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains and losses. We will keep an amount in the Separate Account that at least equals the value of our commitments to policy owners that are based on their investments in the Separate Account. We can also keep charges that we deduct and other excess amounts in the Separate Account or we can transfer the excess out of the Separate Account.


We are obligated to pay the death benefit under the Certificates even if that amount exceeds the Certificate's cash value in the Separate Account. The amount of the death benefit that exceeds the Certificate's cash value in the Separate Account is paid from our general account. Death benefits paid from the general account are subject to the financial strength and claims-paying ability of the Company. For other life insurance policies and annuity contracts that we issue, we pay all amounts owed under the policies and contracts from the general account. MetLife is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the general account. However, there is no guarantee that we will be able to meet our claims-paying obligations. There are risks to purchasing any insurance product.



We are obligated to pay all amounts and other benefits to which you are entitled under the terms of your Certificate.


The investment adviser to certain of the Portfolios offered with the Group Policy or with other variable life insurance policies issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.


THE INVESTMENT DIVISIONS. The Separate Account has subdivisions, called "investment divisions." Each investment division invests its assets exclusively in shares of a corresponding Portfolio of a Fund. We can add new investment divisions to or eliminate investment divisions from the Separate Account. You can designate how you would like your net premiums and cash value to be allocated among the available investment divisions and our Fixed Account. In some cases, your employer retains the right to allocate the portion of any net premium it pays (rather than any premium you pay). If so, the Certificate will state this. Amounts you allocate to each investment division receive the investment experience of the investment division, and you bear this investment risk.


THE FUNDS



Each of the Funds is a "series" type of mutual fund, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is divided into Portfolios, each of which represents a different class of stock in which a corresponding investment division of the Separate Account invests. You should read each Fund prospectus carefully. They contain information about each Fund and its Portfolios, including the investment objectives, strategies, risks and investment advisers that are associated with each Portfolio.



Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same money managers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different sizes.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or sub-adviser of a Portfolio or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the Policies and, in MetLife's role as intermediary, with respect to the Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Fund prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolio attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to .50%.

Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.


We, and certain of our affiliated insurance companies, have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is organized as a limited liability company. Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from a Portfolio. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See "Fee Tables--Portfolio Operating Expenses" for information on the management fees paid to the adviser and the Statement of Additional Information for the Funds for information on the management fees paid by the adviser to sub-advisers.)

SELECTION OF PORTFOLIOS. We select the Portfolios offered through the Certificate based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Portfolios" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. In some cases, we may include Portfolios based on recommendations made by selling firms through which the Policy is sold. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of cash value to such Portfolios. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premium payments or transfers of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from owners.



We do not provide investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the cash value of your Policy resulting from the performance of the Portfolios you have chosen.



MANAGEMENT OF PORTFOLIOS


Each Fund has an investment adviser who is responsible for overall management of the Fund. These investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for some of the Portfolios.


The adviser, any sub-adviser and the investment objective of each Portfolio are as follows:



                  PORTFOLIO                             INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
 FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
  INITIAL CLASS
 Freedom 2010 Portfolio                       Seeks high total return with a          Strategic Advisers, Inc.
                                              secondary objective of principal
                                              preservation as the fund approaches
                                              its target date and beyond.
 Freedom 2020 Portfolio                       Seeks high total return with a          Strategic Advisers, Inc.
                                              secondary objective of principal
                                              preservation as the fund approaches
                                              its target date and beyond.
 Freedom 2030 Portfolio                       Seeks high total return with a          Strategic Advisers, Inc.
                                              secondary objective of principal
                                              preservation as the fund approaches
                                              its target date and beyond.
 Freedom 2040 Portfolio                       Seeks high total return with a          Strategic Advisers, Inc.
                                              secondary objective of principal
                                              preservation as the fund approaches
                                              its target date and beyond.
 Freedom 2050 Portfolio                       Seeks high total return with a          Strategic Advisers, Inc.
                                              secondary objective of principal
                                              preservation as the fund approaches
                                              its target date and beyond.
 MET INVESTORS SERIES TRUST -- CLASS A
 Lord Abbett Bond Debenture Portfolio         Seeks high current income and the       MetLife Advisers, LLC
                                              opportunity for capital appreciation    Subadviser: Lord, Abbett & Co. LLC
                                              to produce a high total return.
 Morgan Stanley Mid Cap Growth Portfolio      Seeks capital appreciation.             MetLife Advisers, LLC
                                                                                      Subadviser: Morgan Stanley
                                                                                      Investment Management Inc.
 Oppenheimer Global Equity Portfolio          Seeks capital appreciation.             MetLife Advisers, LLC
                                                                                      Subadviser: OppenheimerFunds, Inc.
 WMC Large Cap Research Portfolio             Seeks long-term capital appreciation.   MetLife Advisers, LLC
                                                                                      Subadviser: Wellington Management
                                                                                      Company LLP

                    PORTFOLIO                              INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
 METROPOLITAN SERIES FUND -- CLASS A
 Baillie Gifford International Stock Portfolio   Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                                         Subadviser: Baillie Gifford Overseas
                                                                                         Limited
 Barclays Aggregate Bond Index Portfolio         Seeks to track the performance of the   MetLife Advisers, LLC
                                                 Barclays U.S. Aggregate Bond            Subadviser: MetLife Investment
                                                 Index.                                  Management, LLC
 BlackRock Bond Income Portfolio                 Seeks a competitive total return        MetLife Advisers, LLC
                                                 primarily from investing in             Subadviser: BlackRock Advisors,
                                                 fixed-income securities.                LLC
 MetLife Stock Index Portfolio                   Seeks to track the performance of the   MetLife Advisers, LLC
                                                 Standard & Poor's 500(R) Composite      Subadviser: MetLife Investment
                                                 Stock Price Index.                      Management, LLC
 MFS(R) Value Portfolio                          Seeks capital appreciation.             MetLife Advisers, LLC
                                                                                         Subadviser: Massachusetts Financial
                                                                                         Services Company
 MSCI EAFE(R) Index Portfolio                    Seeks to track the performance of the   MetLife Advisers, LLC
                                                 MSCI EAFE(R) Index.                     Subadviser: MetLife Investment
                                                                                         Management, LLC
 Russell 2000(R) Index Portfolio                 Seeks to track the performance of the   MetLife Advisers, LLC
                                                 Russell 2000(R) Index.                  Subadviser: MetLife Investment
                                                                                         Management, LLC
 T. Rowe Price Small Cap Growth Portfolio        Seeks long-term capital growth.         MetLife Advisers, LLC
                                                                                         Subadviser: T. Rowe Price
                                                                                         Associates, Inc.
 WMC Balanced Portfolio                          Seeks long-term capital appreciation    MetLife Advisers, LLC
                                                 with some current income.               Subadviser: Wellington Management
                                                                                         Company LLP


THE PORTFOLIO SHARE CLASSES THAT WE OFFER


The Funds offer various classes of shares, each of which has a different level of expenses. The Fund prospectuses may provide information for share classes or Portfolios that are not available through the Certificate. When you consult the Fund prospectus for a Portfolio, you should be careful to refer only to the information regarding the Portfolio and class of shares that is available through the Certificate.


SUBSTITUTION OF PORTFOLIOS


If investment in the Portfolios or a particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Certificates, or for any other reason in our sole discretion, we may substitute another portfolio without your consent. The substituted Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may make available or close investment divisions to allocation of premium payments or cash value, or both, for some or all classes of Certificates, at any time in our sole discretion.



PURCHASE AND REDEMPTION OF PORTFOLIO SHARES BY THE SEPARATE ACCOUNT


As of the end of each Valuation Period (see "Valuation Period" description below in "Other Certificate Provisions--When Your Requests Become Effective"), we purchase and redeem Fund shares for the Separate Account at their net asset value without any sales or redemption charges. These purchases and redemptions reflect the amount of any of the following transactions that take effect at the end of the Valuation Period:
o The allocation of net premiums to the Separate Account.

o Dividends and distributions on Fund shares, which are reinvested as of the dates paid (which reduces the value of each share of the Fund and increases the number of Fund shares outstanding, but has no effect on the cash value in the Separate Account).
o Certificate loans and loan repayments allocated to the Separate Account.
o Transfers to and among investment divisions.
o Withdrawals and surrenders taken from the Separate Account.



VOTING RIGHTS

The Funds have shareholder meetings from time to time to, for example, elect directors and approve some changes in investment management arrangements. You can give us voting instructions on shares of each portfolio of a fund that are attributed to your Certificate. We will vote the shares of each Portfolio that are attributed to your Policy based on your instructions. We will vote all shares in proportion to the instructions received. If we do not receive your instructions we will vote your shares in the same proportion as represented by the votes received from other owners. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. Should we determine that the 1940 Act no longer requires us to do this, we may decide to vote Fund shares in our own right, without input from you or any other owners of variable life insurance policies or variable annuity contracts that participate in a Fund.



ISSUING A GROUP POLICY AND A CERTIFICATE

We will issue a Certificate to you as owner. Unless your employer has reserved otherwise, you will have all the rights under the Certificate, including the ability to name a new owner or contingent owner.

We may issue a Group Policy to an employer or association ("employer") or to a trust through which an employer participates. Generally, the minimum number of people in a group that is required before we will issue a Group Policy directly to an employer is 200 lives. However, we reserve the right to issue a Group Policy or provide coverage to an employer that does not meet this minimum.

Employees of employers and members of associations ("employees") may own Certificates issued under their employer's Group Policy. If you want to own a Certificate, then you must complete an enrollment form, which must be received by the Administrative Office. We reserve the right to reject an enrollment form for any reason permitted by law, and our acceptance of an enrollment form is subject to our underwriting rules.

Generally, we will issue a Certificate only to an eligible employee, or a spouse of an eligible employee when permitted by the employer. The person upon whose life the Certificate is issued is called the covered person. The owner is generally the employee unless the enrollment form designates someone else as owner. For the purpose of computing the covered person's age under the Certificate, we start with the covered person's age on a day selected by your employer. Age can be measured from December 31st in a given year, or from any other date agreed to by your employer and us.

The Date of Certificate is set forth in the Certificate and is the effective date for life insurance protection under the Certificate. We use the Date of Certificate to calculate the Certificate years (and Certificate months and monthly anniversaries).



PAYMENT AND ALLOCATION OF PREMIUMS

You can make planned periodic premium payments and unscheduled premium payments. The payment of a given premium will not necessarily guarantee that your Certificate will remain in force. Rather, this depends on the Certificate's cash surrender value.


PAYING PREMIUMS

You can make premium payments, subject to certain limitations discussed below, through:
o Payroll Deduction: Where provided by your employer, you may pay premiums through payroll deduction. Your employer may require that you pay a minimum monthly amount in order to use payroll deduction. Your employer may send payroll deductions to us as much as 30 days after the deduction is made.

o Planned periodic payments: If there is no payroll deduction available, you may elect to pay premiums monthly, quarterly or annually.
o Unscheduled premium payment option: You also can make other premium payments at any time.


We do not accept premiums made in cash or by money order.


If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Certificate.


MAXIMUM AND MINIMUM PREMIUM PAYMENTS

o The first premium may not be less than the planned premium.
o Unscheduled premium payments must be at least $100 each. We may change this minimum amount on 90 days notice to you.
o You may not pay premiums that exceed tax law premium limitations for life insurance policies. We will return any amounts that exceed these limits except that we will keep any amounts that are required to keep the Certificate from terminating. We will let you make premium payments that would turn the Certificate into a modified endowment contract, but we will promptly tell you of this status, and if possible, we will tell you how to reverse the status. ("See Tax Matters--Modified Endowment Contracts.")


ALLOCATING NET PREMIUMS


Generally, you indicate on your enrollment form the initial allocation of net premiums (your premiums minus the charges deducted from your premiums) among the Fixed Account and the investment divisions of the Separate Account. In some cases, your employer has the right to allocate the portion of any net premiums it pays (but not any premiums that you pay) until the covered person retires (if the covered person is employed by your employer) or the Certificate becomes portable. (See "Portable Certificate" under "Other Certificate Provisions--Effect of Termination of Employer Participation in the Group Policy.") If you fail to provide allocation instructions, we may allocate net premiums as described in the application. The Certificate includes a description of your right to allocate net premiums.


The percentage of your net premium allocation into each of these investment options must be a minimum of 10% and in whole numbers. You can change your allocations at any time by giving us written notification at our Administrative Office or in any other manner that we permit.



INSURANCE PROCEEDS

If the Certificate is in force, we will pay your beneficiary the insurance proceeds as of the end of the Valuation Period that includes the covered person's date of death. We will pay this amount after we receive documents that we request as due proof of the covered person's death.


We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest -and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by applicable state law.


Unless otherwise requested and subject to state law, the Certificate's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Certificate surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


The insurance proceeds equal:
o The death benefit provided on the date of death or the alternate death benefit; plus
o Any additional insurance proceeds provided by rider; minus
o Any unpaid Certificate loans and accrued interest thereon, and any due and unpaid charges accruing during a grace period.


The amount of the death benefit that exceeds the Certificate's Cash Value is paid from our general account. Death benefit amounts paid from our general account are subject to the claims of our creditors.


Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on our books and records. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Certificate's death benefit from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designation--including complete names and complete address--if and as they change. You should contact our Administrative Office -at 1-800-685-0124 in order to make a change to your beneficiary designation.


DEATH BENEFIT


The death benefit varies and equals the specified face amount of insurance of the Certificate plus the cash value on the date of death.


ALTERNATE DEATH BENEFIT


In order to ensure that the Certificate qualifies as life insurance under the federal income tax laws, the beneficiary will receive an alternate death benefit if it is greater than the amount that the beneficiary would have received under the death benefit described above. The alternate death benefit is calculated by multiplying the Certificate's cash value by a prescribed percentage. The prescribed percentage is determined by the covered person's age at the time of the calculation and declines as the covered person grows older. The alternate death benefit is as follows:


 AGE OF COVERED PERSON AT DEATH     % OF CASH VALUE*
--------------------------------   -----------------
           40 and less                   250%
               45                        215%
               50                        185%
               55                        150%
               60                        130%
               65                        120%
               70                        115%
            75 to 90                     105%
               95                        100%

* For the ages not listed, the percentage decreases by a ratable portion for each full year.

During any period when your cash value is high enough that the alternate death benefit applies, your charges for insurance costs will be higher, since the effective amount of your coverage will be greater. In no event will the death benefit be less than the minimum insurance amount required under current Federal income tax rules applicable to the definition of life insurance as in effect on the date your Certificate is issued.


SPECIFIED FACE AMOUNT


The specified face amount is the basic amount of life insurance specified in the Certificate. The Minimum Specified Face Amount is the smallest amount of specified face amount for which a Certificate may be issued, and is set forth in the Certificate. This amount will never be less than $10,000.


Generally, you may change your specified face amount subject to certain limitations. Any change you request will be effective on the monthly anniversary on or next following our approval of your request. You are permitted to decrease the specified face amount to as low as the Minimum Specified Face Amount set forth in the Certificate.


You may request an increase on dates determined by your employer and set forth in the Certificate. If you are a qualifying employee, we will make automatic increases in the specified face amount when your salary increases on a date or dates determined by your employer. However, you can notify us in writing at any time that you do not desire such automatic increases in the future. Any requirements as to the minimum amount of an increase are set forth in the Certificate. Any increase is subject to our underwriting rules which may include a requirement for evidence satisfactory to us of the covered person's insurability.


Before you change your specified face amount you should consider the following:
o The insurance portion of your death benefit will change. This will affect the insurance charges, cash value and death benefit levels;
o Reducing your specified face amount may result in our returning an amount to you which, if it occurs during the first 15 Certificate years, could then be taxed on an income first basis, even if the Certificate is not a modified endowment contract;
o The amount of additional premiums that the tax laws permit you to pay into the Certificate may increase or decrease. The additional amount you can pay without causing the Certificate to be a modified endowment contract for tax purposes may also increase or decrease (see "Tax Matters--Modified Endowment Contracts"); and
o The Certificate could become a modified endowment contract in certain circumstances.


INCOME PLANS


Generally you can receive the Certificate's insurance proceeds under an income plan instead of in a lump sum. The insurance proceeds can generally be paid under a variety of income plans. We currently make the following income plans available:
o Interest Income
o Installment Income for a Stated Period
o Installment Income of a Stated Amount
o Single Life Income-Guaranteed Payment Period
o Joint and Survivor Life Income
o Single Life Income-Guaranteed Return


Before you choose an income plan you should consider:
o The tax consequences associated with the Certificate proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax advisor about tax consequences; and
o That the rates of return we credit under these plans are not based on the investment performance of any of the Portfolios.

CASH VALUE, TRANSFERS AND WITHDRAWALS


CASH VALUE

The Certificate's CASH VALUE equals:
o The Fixed Account cash value, plus
o The Loan Account cash value, plus
o The Separate Account cash value.


The Certificate's CASH SURRENDER VALUE equals your cash value minus:
o Any outstanding Certificate loans (plus any accrued and unpaid loan interest);
o Any accrued and unpaid monthly deduction; and
o Any surrender transaction fee.

Unless the Group Policy is still in its first year, we will, on the Investment Start Date for the Certificate, allocate your cash value among the investment divisions as you requested your net premiums to be allocated in your enrollment form or a subsequent reallocation request. See "Investment Start Date" description below in "Other Certificate Provisions--When Your Requests Become Effective." If the Group Policy is still in its first year, we will make this allocation 20 days after the Investment Start Date.

Thereafter, at the end of each Valuation Period the cash value in an investment division will equal:
o The cash value in the investment division at the beginning of the Valuation Period; plus
o All net premiums, loan repayments and cash value transfers into the investment division during the Valuation Period; minus
o All partial cash withdrawals, loans and cash value transfers out of the investment division during the Valuation Period; minus
o The portion of any charges and deductions allocated to the cash value in the investment division during the Valuation Period; plus
o The net investment return for the Valuation Period on the amount of cash value in the investment division at the beginning of the Valuation Period.

The net investment return currently equals the rate of increase or decrease in the net asset value per share of the underlying Fund portfolio over the Valuation Period, adjusted upward to take appropriate account of any dividends and other distributions paid by the portfolio during the period.


CASH VALUE TRANSFERS

The minimum amount you may transfer is $200 or, if less, the total amount in an investment option. You may make transfers at any time after the Investment Start Date. In some cases, your employer retains the right to transfer the portion of any net premiums it pays (but not any premiums you pay). The Certificate will set forth any such employer rights.

In some cases, the maximum amount that you may transfer or withdraw from the Fixed Account in any Certificate year is the greater of
o $200 and
o 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years).

Any such limit does not apply to
o a full surrender
o any loans taken
o any transfers under a systematic investment strategy

It is important to note that due to the restrictions on transfers from the Fixed Account, it could take a number of years to fully transfer a current balance in the Fixed Account to the investment divisions of the Separate Account. You should keep this in mind when considering whether an allocation of cash value to the Fixed Account is consistent with your risk tolerance and time horizon.

The Certificate includes a description of your cash value transfer rights. We do not charge for transfers. Currently, transfers are not taxable transactions.

RESTRICTIONS OF FREQUENT TRANSFERS. Frequent requests from Certificate owners to transfer cash value may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Certificate owners and other persons who may have an interest in the Certificates (e.g., beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e., Baillie Gifford International Stock Portfolio, MSCI EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Lord Abbett Bond Debenture Portfolio) and we monitor transfer activity in those Portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Certificate to be submitted either (i) in writing with an original signature or
(ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Transfers made under one of the systematic investment strategies described in the prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Certificate owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Certificates. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Certificate owners and other persons with interests in the Certificates. We do not accommodate frequent transfers in any Portfolios and there are no arrangements in place to permit any Certificate owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Certificate owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Certificate owners who violate the frequent transfer policies established by the Portfolio.

In addition, Certificate owners and other persons with interests in the Certificates should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance policies and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Certificate owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Certificate owner). You should read the Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Portfolios except where the manager of a particular underlying Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


SYSTEMATIC INVESTMENT STRATEGIES. For certain groups, you can choose one of four currently available strategies described below. -Your employer can inform you whether these investment strategies are available. You can also change or cancel your choice at any time.


Equity Generator SM. Allows you to transfer -an amount equal to the interest earned on amounts in the Fixed Account in any Certificate month equal to at least $20 to the MetLife Stock Index investment division. The transfer will be made at the beginning of the Certificate month following the Policy month in which the interest was earned.


Equalizer SM. Allows you to periodically equalize amounts in your Fixed Account and the MetLife Stock Index investment division. We currently make equalization each quarter. We will terminate this strategy if you make a transfer out of either of the investment divisions or the Fixed Account. You may then reelect the Equalizer on your next Certificate anniversary.


Rebalancer SM. Allows you to periodically redistribute amounts in the Fixed Account and investment divisions in the same proportion that the net premiums are then being allocated. We currently make the redistribution each quarter.


Allocator SM. Allows you to systematically transfer money from the Fixed Account to any investment division(s). When you elect the Allocator, you must have enough cash value in the Fixed Account to enable the election to be in effect for three months. The election can be to transfer each month:
o A specific amount, until the cash value in the Fixed Account is exhausted.
o A specific amount for a specific number of months.
o Amounts in equal installments until the total amount you have requested has been transferred.

These transfer privileges allow you to take advantage of investment fluctuations, but none assures a profit nor protects against a loss in declining markets. Because the Allocator involves continuous investment in securities regardless of the price levels of such securities, you should consider your financial ability to continue purchases through periods of fluctuating price levels.


SURRENDER AND WITHDRAWAL PRIVILEGES


You can surrender the Certificate for its cash surrender value. We may ask you to return the Certificate before we honor your request to surrender the Certificate. The proceeds will be paid in a single sum. If the covered person dies after you surrender the Certificate but before the end of the Certificate month in which you surrendered the Certificate, we will pay your beneficiary an amount equal to the difference between the Certificate's death benefit and its cash value, computed as of the surrender date.


You can make partial withdrawals if:
o the withdrawal is at least $200; and
o in some cases, the amount you request to withdraw from the Fixed Account is not more than the greater of (a) $200, and (b) 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years).


The Certificate includes a description of your rights to make partial withdrawals. If you make a request for a partial withdrawal that is not permitted, we will tell you and you may then ask for a smaller withdrawal or surrender the Certificate. We will deduct your withdrawal from the Fixed Account and each of the investment divisions of the Separate Account in the same proportion that the Certificate's cash value in each such option bears to the total cash value of the Certificate in the Fixed Account and the investment divisions.


As regards payment of amounts attributable to a check, we can wait for a reasonable time (15 days or less) to let the check clear.


Before surrendering the Certificate or requesting a partial withdrawal you should consider the following:
o Transaction fees of up to $25 (but not greater than 2% of the amount withdrawn) may apply, if the Certificate so states.
o Amounts received may be taxable as income and, if your Certificate is a modified endowment contract, subject to certain tax penalties. (See "Tax Matters--Modified Endowment Contracts.")
o If you also decrease your specified face amount at the time of the withdrawal, the Certificate could become a modified endowment contract.
o For partial withdrawals, your death benefit will decrease, generally by the amount of the withdrawal.


In some cases you may be better off taking a Certificate loan, rather than a partial withdrawal.


BENEFIT AT FINAL DATE


The Final Date is the Certificate anniversary on which the covered person reaches age 95. Subject to certain conditions, we will allow you to extend that date where permitted by state law. If the covered person is living on the Final Date, we will pay the cash surrender value of the Certificate to the Certificate owner (generally the employee). The Certificate owner will receive the cash surrender value in a single sum.



PAID-UP CERTIFICATE PROVISION

Under this provision, you can choose to terminate the Certificate's usual death benefit (and any riders in effect) and use all or part of the cash surrender value as a single premium for a "paid-up" benefit under the Certificate. ("Paid-up" means no further premiums are required.) Thereafter, you may no longer allocate cash value to the Separate Account or the Fixed Account. You will receive in cash any remaining cash surrender value that is not used to elect a paid-up benefit. The paid-up benefit must not be:
o more than can be purchased using the Certificate's cash surrender value;
o more than the death benefit under the Certificate at the time you choose to use this provision; or
o less than $10,000.

LOAN PRIVILEGES

You can borrow from us and use the Certificate as security for the loan. The amount of each loan must be:
o At least $200; and
o No more than 75% of the cash surrender value (unless state law requires a different percentage to be applied, as set forth in your Certificate) when added to all other outstanding Certificate loans.


For certain Group Policies, we may charge a transaction fee of up to $25 for each loan if the Certificate so states.


As of your loan request's Date of Receipt, we will:
o Remove an amount equal to the loan, and an amount equal to the present value of the loan interest due, from your cash value in the Fixed Account and each investment division of the Separate Account in the same proportion that the Certificate's cash value in each such option bears to the total cash value of the Certificate in the Fixed Account and the investment divisions. The present value of the loan interest due is the loan interest due at the next Certificate anniversary, discounted at an interest rate equal to the current Loan Account crediting rate.
o Transfer such cash value to the Loan Account, where it will be credited with interest at a rate equal to the loan rate charged less a percentage charge, based on expenses associated with Certificate loans, determined by us. This percentage charge will not exceed 2%, and the minimum rate we will credit to the Loan Account will be 3% per year (for Group Policies issued prior to March 1, 1999, the minimum rate is 4%). At least once a year, we will transfer any interest earned in your Loan Account to the Fixed Account and the investment divisions, according to the way that we then allocate your net premiums.
o Charge you interest, which will accrue daily at a rate of up to 8% per year (which is the maximum rate we will ever charge). We will determine the current interest rate applicable to you at the time you take a loan. Your interest payments are generally due at the beginning of each Certificate year. However, we reserve the right to make interest payments due in a different manner. If you do not pay the amount within 31 days after it is due, we will treat it as a new Certificate loan.


Repaying your loans (plus accrued interest) is done by sending in payments at any time before the Final Date while the covered person is living. You should designate whether a payment is intended as a loan repayment or a premium payment, since we will treat any payment for which no designation is made as a premium payment. We will allocate your repayment to the Fixed Account and the investment divisions, in the same proportion that net premiums are then allocated.


Before taking a Certificate loan you should consider the following:
o Interest payments on loans are generally not deductible for tax purposes.
o Under certain situations, Certificate loans could be considered taxable distributions.
o Amounts held in your Loan Account do not participate in the investment experience of the investment divisions or receive the interest rate credited to the Fixed Account, either of which may be higher than the interest rate credited on the amount you borrow.
o If you surrender the Certificate or if we terminate the Certificate, or at the Final Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution. (See "Federal Tax Matters--Loans" below.)
o A Certificate loan increases the chances of our terminating the Certificate due to insufficient cash -surrender value. We will terminate the Certificate with no value if: (a) on a monthly anniversary your loans (plus accrued interest) exceed your cash value minus the monthly deduction; and (b) we tell you of the insufficiency and you do not make a sufficient payment within the greater of (i) 61 days of the monthly anniversary, or (ii) 30 days after the date notice of the start of the grace period is mailed to you.
o Your Certificate's death proceeds will be reduced by any unpaid loan (plus any accrued and unpaid loan interest).

OPTIONAL RIDER BENEFITS

You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) as part of the monthly deduction. Generally, we currently make the following benefits available by rider:


 o Disability Waiver of Monthly Deduction Benefit1,2   o Accidental Death or Dismemberment Benefit1
 o Accelerated Benefits Option1,3                      o Dependent Life Benefits1
 o Accidental Death Benefit1

1Provided to you only if elected by your employer.

2An increase in specified face amount may not be covered by this rider. If not, the portion of the monthly deduction associated with the increase will continue to be deducted from the cash value, which if insufficient, could result in the Certificate's termination. For this reason, it may be advantageous for the owner, at the time of total disability, to reduce the specified face amount to that covered by this rider.

3Payment under this rider may affect eligibility for benefits under state or federal law.


Each rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the riders, you should carefully review their provisions to be sure the benefit is something that you want.


You should also consider:
o That the addition of certain riders can restrict your ability to exercise certain rights under the Certificate.
o That the amount of benefits provided under the rider is not based on investment performance of a separate account; but, if the Certificate terminates because of poor investment performance or any other reason, the rider generally will also terminate.
o That there are tax consequences. You should consult with your tax adviser before purchasing one of the riders.



CHARGES AND DEDUCTIONS


IMPORTANT INFORMATION APPLICABLE TO ALL CERTIFICATE CHARGES AND DEDUCTIONS


The charges discussed in the paragraphs that follow are all included in the Fee Tables on pages 5 to 9 of this Prospectus. You should refer to these Fee Tables for information about the rates and amounts of such charges, as well as other information that is not covered below.


The Certificate charges compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.

Services and benefits we provide:
o the death benefit, cash, and loan benefits under the Certificate
o investment options, including premium allocations
o administration of elective options
o the distribution of reports to Certificate owners

Costs and expenses we incur:
o costs associated with processing and underwriting applications, and with issuing and administering the Certificate (including any riders)
o overhead and other expenses for providing services and benefits
o sales and marketing expenses
o other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees

Risks we assume:
o that the cost of insurance charges we may deduct are insufficient to meet our actual claims because the insureds die sooner than we estimate

o that the charges of providing the services and benefits under the Certificates exceed the charges we deduct


Our revenue from any particular charge may be more or less than any costs or expenses that charge is intended primarily to cover. We may use our revenues from one charge to pay other costs and expenses in connection with the Certificates including distribution expenses. We may also profit from all the charges combined, including the cost of insurance charge and the Mortality and Expense Risk charge and use such profits for any corporate purpose.


The following sets forth additional information about some (but not all) of the Certificate charges.


CHARGES DEDUCTED FROM PREMIUMS



CHARGE FOR AVERAGE EXPECTED STATE TAXES ATTRIBUTABLE TO PREMIUMS. We make this charge to reimburse us for the state premium taxes that we must pay on premiums we receive. Although premium taxes vary from state to state, we will charge one rate for each employer group. We estimate the initial charge for each employer group based on anticipated taxes to be incurred on behalf of each group during its first year of coverage. Thereafter, we will base this charge on anticipated taxes taking into account actual state and local premium taxes we incur on behalf of each employer group in the prior year and known factors affecting the coming year's taxes. This charge may vary based on changes in the law or changes in the residence of the Certificate owners.


We may deduct this charge, as well as the charge for expected federal taxes attributable to premiums, either as a percent of premium or as part of the monthly deduction. In the latter case, the amount we deduct would depend on the amount of premiums paid by the group as a whole rather than the amount paid by you.

Currently, we are charging covered employer groups rates up to 2.55%, which reflect the average state premium taxes currently being charged for the group. There is no specific maximum rate we may charge.

CHARGE FOR EXPECTED FEDERAL TAXES ATTRIBUTABLE TO PREMIUMS. Federal income tax law requires us to pay certain amounts of taxes that are related to the amount of premiums we receive. We deduct 0.35% of each premium payment to offset the cost to us of those additional taxes, which may be more or less than the amount we pay in respect of your premiums.


CHARGES INCLUDED IN THE MONTHLY DEDUCTION

The Certificate describes the charges that are applicable to you as part of the monthly deduction. The monthly deduction accrues on each monthly anniversary starting with the Date of Certificate. However, we may make the actual deduction up to 45 days after each such monthly anniversary. We allocate the monthly deduction among the Fixed Account and each of the investment divisions of the Separate Account in the same proportion that the Certificate's cash value in each such option bears to the total cash value of the Certificate in the Fixed Account and the investment divisions.


COST OF INSURANCE. This charge varies based on many factors. Each month, we determine the charge by multiplying your cost of insurance rate by the insurance amount. This is the amount we are at risk if the insured dies, and the Fee Table earlier in this Prospectus calls it our "Net Amount at Risk."


The insurance amount (or Net Amount at Risk) is the death benefit at the beginning of the Certificate month, minus the cash value at the beginning of the Certificate month. The insurance amount will be affected by changes in the specified face amount of the Certificate. The insurance amount and therefore the cost of insurance will be greater if the specified face amount is increased. If the alternate death benefit is in effect, then the insurance amount will increase and thus your cost of insurance will be higher.

The cost of insurance rate is based on:
o The age and rate class of the covered person
o Group mortality characteristics
o The particular characteristics that are agreed to by your employer and us, such as:
  1. The rate class structure;
  2. The degree of stability in the charges sought by your employer; and
  3. Portability features.

o The amount of any surplus or reserves to be transferred to us from any previous insurer or from another of our policies (see "Other Certificate Provisions--Retrospective Experience Rating and Dividends").


The actual monthly cost of insurance rates will be based on our expectations as to future experience. The rates, however, will never exceed the guaranteed cost of insurance rates set forth in the Certificate. These guaranteed rates may be up to 150% of the rates that could be charged based on the 1980 Commissioners Standard Ordinary Mortality Table, Males, age last birthday ("1980 CSO Table"). The maximum guaranteed rates may be higher than the 1980 CSO Table because we use simplified underwriting and non-medical issue procedures whereby we may not require the covered person to submit to a medical or paramedical examination, and may provide coverage to groups that present substandard risk characteristics according to our underwriting criteria. Our current rates are lower than 100% of the 1980 CSO Table in most cases.


We review our rates periodically and may adjust them based on our expectations of future experience. We will apply the same rates to everyone in a group who has had their Certificate for the same amount of time and who is the same age and rate class. We adjust the rates from time to time based on several factors, including:
o the number of Certificates in force for each group;
o the number of Certificates in the group surrendered or becoming portable during the period; and
o the actual experience of the group.


As a general rule, the cost of insurance rate increases each year you own the Certificate, as the covered person's age increases. Our use of simplified underwriting and non-medical issue procedures may result in higher cost of insurance charges for some healthy individuals.


Rate class relates to the level of mortality risk we assume with respect to a covered person. We and your employer will agree to the number of classes and characteristics of each class. The classes may vary by smoker and nonsmokers, active and retired status, Owners of portable Certificates and other Owners, and/or any other non-discriminatory classes we and your employer agree to. The covered person's rate class will affect your cost of insurance.



ADMINISTRATION CHARGE. We make this monthly charge primarily to compensate us for expenses we incur in the administration of the Certificates, including our underwriting and start-up expenses. The Certificate will describe your administration charge. The charge will never exceed $5 per Certificate. We will determine differences in the administration charge rates applicable to different Certificates under the Group Policies based on expected differences in the administrative costs under the Certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from:

o features that are agreed to by your employer and us;
o the extent to which certain administrative functions are to be performed by us or by your employer; and
o the expected average Certificate death benefit.


CHARGE AGAINST THE SEPARATE ACCOUNT


We make this daily Mortality and Expense Risk charge against the assets in the Separate Account primarily to compensate us for:
o mortality risks that covered persons may live for a shorter period than we expect; and
o expense risks that our issuing and administrative expenses may be higher than we expect.


The maximum rate we may charge is equivalent to an effective annual rate of ..90% of the Cash Value in the Separate Account.


We may determine differences in this charge for different employer groups based on differences in the levels of mortality and expense risks. These differences arise mainly from the fact that:
o the factors discussed above on which the cost of insurance and administration charges are based are more uncertain in some cases than others; and
o our ability to recover any unexpected costs from Certificate charges varies from case to case depending on the maximum rates for such charges we agree to with employers.

We reserve the right, if permitted by law, to change the structure of this charge so that it is charged on a monthly basis as a percentage of cash value in the Separate Account or so that it is charged as a part of the monthly deduction. Our right to change the structure of this charge does not permit us to increase the maximum rate that is stated in the Policy.



VARIATIONS IN CHARGES



We will determine Certificate charge rates pursuant to our established actuarial procedures, and we will not discriminate unreasonably or unfairly against owners of Certificates under any Group Policy.


PORTFOLIO COMPANY CHARGES


Each of the Portfolios pays an investment management fee to its investment manager. Each Portfolio also incurs other direct expenses. See the fuller description contained in the Fee Table section of this Prospectus (also see the Fund Prospectus and Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using.


OTHER CHARGES



ADDITIONAL TAXES. In general, we don't expect to incur federal, state or local taxes upon the earnings or realized capital gains attributable to the assets in the Separate Account relating to the cash surrender value of the Policies. If we do incur such taxes, we reserve the right to charge cash value allocated to the Separate Account for these taxes.


TRANSACTION FEE FOR SURRENDERS OR PARTIAL WITHDRAWALS. Your Certificate may provide that we may charge a transaction fee of up to $25 for each surrender or partial withdrawal. In no event, however, will the charge be greater than 2% of the amount withdrawn.


LOAN INTEREST SPREAD. We charge interest on Certificate loans but credit you with interest on the amount of the Cash Value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. This charge is primarily to cover our expense in providing the loan. The spread is guaranteed to never exceed 2%.




CERTIFICATE TERMINATION AND REINSTATEMENT


TERMINATION. We will terminate the Certificate without any cash surrender value if:

o The cash surrender value on any monthly anniversary is less than the monthly deduction; and
o We do not receive a sufficient premium payment within the grace period to cover the monthly deduction. We will mail you notice if any grace period starts. The grace period is the greater of (a) 61 days measured from the monthly anniversary and (b) 30 days after the notice is mailed.



REINSTATEMENT. The following applies unless the Group Policy has been terminated and you would not have been permitted to retain your Certificate on a portable or paid-up basis. Upon your request, we will reinstate the Certificate, subject to certain terms and conditions that the Certificate provides. We must receive your request within 3 years (or within a longer period if required by state law) after the end of the grace period and before the Final Date. You also must provide us with:

o A written request for reinstatement.
o Evidence of insurability that we find satisfactory.
o An additional premium amount that the Certificate prescribes for this purpose.


Your Certificate can also terminate in some cases if your employer ends its participation in the Group Policy. This is discussed in detail under "Other Certificate Provisions--Effect of Termination of Employer Participation in the Group Policy" below.


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


FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to the Certificate. Such discussion does not purport to be complete or to cover every situation. -The summary does not address state, local or foreign tax issues related to the Certificate. You must consult with and rely on the advice of your own tax or ERISA counsel, especially where the Certificate is being purchased in connection with an employee benefit plan, such as a death benefit or deferred compensation plan, or is being purchased for estate, tax planning or similar purposes. You should also consult with your own tax adviser to find out how taxes can affect your benefits and rights under the Certificate. Such consultation is especially important before you make unscheduled premium payments, change your specified face amount, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Certificate. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.



INSURANCE PROCEEDS


o Insurance proceeds are generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code"). Insurance proceeds may be taxable in some circumstances, such as where there is a transfer-for-value of a Certificate or where a business is the Owner of the Certificate covering the life of the employee, if certain notice and consent and other requirements are not satisfied.
o The proceeds may be subject to federal estate tax: (i) if paid to the covered person's estate or (ii) if paid to a different beneficiary if the covered person possessed incidents of ownership at or within three years before death.
o If you die before the covered person, the value of the Certificate (determined under IRS rules) is included in your estate and may be subject to federal estate tax.
o Whether or not any federal estate tax is due is based on a number of factors including the estate size.
o The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for a Certificate to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Certificate was issued.


CASH VALUE (IF THE CERTIFICATE IS NOT A MODIFIED ENDOWMENT CONTRACT)


o You are generally not taxed on your cash value until you withdraw it or surrender the Certificate or receive a distribution (such as when your Certificate terminates on the Final Date). In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be treated as gain subject to ordinary income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules may apply if there is a death benefit reduction in the first 15 Certificate years. Distributions during the first 15 Certificate years accompanied by a reduction in Certificate benefits, including distributions which must be made in order to enable the Certificate to continue to qualify as a life insurance contract for federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.

o There may be an indirect tax upon the income in the Certificate or the proceeds of a Certificate under the Federal corporate alternative minimum tax, if you are subject to that tax.


LOANS

o Loan amounts you receive will generally not be subject to income tax, unless your Certificate is or becomes a modified endowment contract or terminates.
o Interest on loans is generally not deductible.
o If the Certificate terminates (upon surrender, cancellation, lapse, or the Final Date of replacement by your employer of your group coverage with other group coverage) while any Certificate loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Certificate distribution. Thus, there will generally be federal income tax payable on the amount by which withdrawals and loans exceed the premiums paid to date. In the case of -an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Please be advised that amounts borrowed and withdrawn reduce the Certificate's cash value and any remaining Certificate cash value may be insufficient to pay the income tax on your gains.


MODIFIED ENDOWMENT CONTRACTS


These contracts are life insurance policies where the premiums paid during the first 7 years after the Certificate is issued, or after a material change in the Certificate, exceeds tax law limits referred to as the "7-pay test." Material changes in the Certificate include changes in the level of benefits and certain other changes to the Certificate after the issue date. Reductions in benefits during a 7-pay period also may cause the Certificate to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.


Due to the flexibility of the Certificates as to premiums and benefits, the individual circumstances of each Certificate will determine whether it is classified as a Modified Endowment Contract.


If your Certificate is considered a modified endowment contract the following applies:
o The death benefit will still generally be income tax free to your beneficiary, to the extent discussed above.

o Amounts withdrawn or distributed before the covered person's death, including (without limitation) loans, assignments and pledges, are (to the extent of any gain in the Certificate) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.
o An additional 10% income tax generally applies to the taxable portion of the amounts you received before age 591/2 except if you are disabled or if the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary.

o If a Certificate becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Certificate within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


DIVERSIFICATION


In order for the Certificate to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Certificate. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Certificate owners of gains under their Certificates. If Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.


INVESTOR CONTROL


In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Certificates, we believe that the Owner of a Certificate should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the Certificates to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Certificates from being treated as the owners of the underlying Separate Account assets.


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


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


The transfer of the Certificate or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the covered person dies, the death proceeds will generally be includable in the Policy owner's estate for purposes of the Federal estate tax if the Policy owner was the insured, retained incidents of ownership at death, or made a gift transfer of the Certificate within 3 years of death. If the Policy owner was not the insured, the fair market value of the Policy would be included in the Policy owner's estate upon the Policy owner's death.

Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping transfer and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


WITHHOLDING

To the extent that Certificate distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.


LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.


LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance Certificates at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to the purchase of a Certificate.


CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Certificate. These changes may take effect retroactively. We reserve the right to amend the Certificate in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:
o Possible taxation of cash value transfers -between investment funds.
o Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.
o Possible limits on the number of investment funds available or the frequency of transfers among them.

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


o Possible changes in the tax treatment of Certificate benefits and rights.



OTHER ISSUES RELATING TO GROUP VARIABLE UNIVERSAL LIFE



While "employee pay all" group variable universal life should generally be treated as separate from any Internal Revenue Code Section 79 Group Term Life Insurance Plan also in effect, in some circumstances group variable universal life could be viewed as being part of such a plan, possibly giving rise to adverse tax consequences. Finally, employer involvement and other factors determine whether group variable universal life is subject to the Employee Retirement Income Security Act ("ERISA").


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy owners since the Company is the owner of the assets from which the tax benefits are derived.


THE COMPANY'S INCOME TAXES


Under current federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company federal income taxes. (We do deduct a charge for federal taxes from premiums.) We reserve the right to charge the Separate Account for any future federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.



RIGHTS WE RESERVE

We reserve the right to make certain changes if we believe the changes are in the best interest of our Certificate owners or would help carry out the purposes of the Certificate. We will make these changes in the manner permitted by applicable law and only after getting any necessary owner and regulatory approval. We will notify you of any changes that result in a material change in the underlying investments in the investment divisions, and you will have a chance to transfer out of the affected division (without charge). Some of the changes we may make include:
o Operating the Separate Account in any other form that is permitted by applicable law.
o Changes to obtain or continue exemptions from the 1940 Act.
o Transferring assets among investment divisions or to other separate accounts, or our general account or combining or removing investment divisions from the Separate Account.
o Substituting Fund shares in an investment division for shares of another portfolio of a Fund or another fund or investment permitted by law.
o Changing the way we assess charges without exceeding the aggregate amount of the Certificate's guaranteed maximum charges.
o Making any necessary technical changes to the Certificate to conform it to the changes we have made.


Some such changes might require us to obtain regulatory or Policy owner approval. Whether regulatory or Policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. Circumstances that could influence our determination to make any change might include changes in law or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

OTHER CERTIFICATE PROVISIONS


FREE LOOK PERIOD

Carefully review the Certificate, which contains a full discussion of all its provisions. You can return the Certificate or terminate an increase in the specified face amount during this period. The period ends on the later of:
o 10 days after you receive the Certificate or, in the case of an increase, the revised Certificate (unless state law requires a longer -specified period); and
o 45 days after we receive the completed enrollment form or specified face amount increase request.


If you return the Certificate, we will send you a complete refund of any premiums paid (or cash value plus any charges deducted if state law requires) within seven days. -If you terminate an increase in the specified face amount, we will restore all Certificate values to what they would have been had there been no increase. We will also refund any premiums paid so that the Certificate will continue to qualify as life insurance under the federal income tax laws.


SUICIDE


Subject to applicable state law, if the covered person commits suicide within the first two Certificate years (or any other period required by state law), your beneficiary will receive all premiums paid (without interest), less any outstanding loans (plus accrued interest) and withdrawals taken. Similarly, we will pay the beneficiary only the cost of any increase in specified face amount if the covered person commits suicide within two years of such increase.


EFFECT OF TERMINATION OF EMPLOYER PARTICIPATION IN THE GROUP POLICY


Your employer can terminate its participation in the Group Policy. In addition, we may also terminate your employer's participation in the Group Policy if either:
1. during any twelve month period, the total specified face amount for all Certificate Owners under the Group Policy or the number of Certificates falls by certain amounts or below the minimum levels we establish (these levels are set forth in the Certificate), or
2. your employer makes available to its employees another life insurance product.


Both your employer and MetLife must provide ninety days written notice to the other as well as to you before terminating participation in the Group Policy. Termination means that your employer will no longer send premiums to us through payroll deduction and that no new Certificates will be issued to employees in your employer's group.


You will remain an Owner of your Certificate if:
o you are an Owner of a Certificate that has become portable (as discussed below) not later than the Certificate monthly anniversary prior to termination of your employer's participation; or
o you are an Owner who exercised the paid-up Certificate provision not later than the last Certificate monthly anniversary prior to notice being sent to you of the termination.


For all other Owners,
o If your employer replaces your group coverage with another life insurance product that is designed to have cash value,
  o we will terminate the Certificate and
  o we will transfer your cash surrender value to the other life insurance product (or pay your cash surrender value to you if you are not covered by the new product). Any outstanding loan may be taxable.
o If the other life insurance product is not designed to have cash value,
  o we will terminate your certificate and
  o we will pay your cash surrender value to you. In such case, the Federal income tax consequences to you would be the same as if you surrendered your Certificate.

If your employer does not replace your group coverage with another life insurance product, then, depending on the terms of the Certificate,
o you may have the option of choosing to become an Owner of a portable Certificate or a paid-up Certificate, and
o you may have the option of purchasing insurance based on the "conversion" rights set forth in the Certificate and of receiving the cash surrender value of the Certificate. If you choose the conversion rights, the insurance provided will be substantially less (and in some cases nominal) than the insurance provided under the Certificate.


Instead of any of the above options, you may choose to apply the Certificate's cash surrender value to the purchase of an annuity product from MetLife upon termination of the Certificate.



PORTABLE CERTIFICATE. A Certificate becomes "portable" when an event specified in the Certificate occurs. These events may include:

o termination of the payroll deduction plan with no successor carrier
o other termination of the covered person's employment
o the sale by your employer of the business unit with which the covered person is employed


If you become the Owner of a portable Certificate, the current cost of insurance may change, but it will never be higher than the guaranteed cost of insurance. Also, we may no longer consider you a member of your employer's group for purposes of determining cost of insurance rates and charges.


ASSIGNMENT AND CHANGE IN OWNERSHIP


You can assign the Certificate if you notify us in writing. The assignment or release of the assignment is effective when it is recorded at the Administrative Office. We are not responsible for determining the validity of the assignment or its release. Also, there could be serious adverse tax consequences to you or your beneficiary, so you should consult with your tax adviser before making any change of ownership or other assignment.


REPORTS


Generally, you will promptly receive statements confirming your significant transactions such as:
o Change in specified face amount.
o Transfers among investment divisions (including those through Systematic Investment Strategies, which maybe confirmed quarterly).
o Partial withdrawals.
o Loan amounts you request.
o Loan repayments and premium payments.


If your premium payments are made through a payroll deduction plan, we will not send you any confirmation in addition to the one you receive from your -bank or employer.


We will also send you an annual statement generally within 30 days after a Certificate year. That statement will summarize the year's transactions and include information on:
o Deductions and charges.
o Status of the death benefit.
o Cash and cash surrender values.
o Amounts in the investment divisions and Fixed Account.
o Status of Certificate loans.
o Automatic loans to pay interest.
o Information on your modified endowment contract status (if applicable).


We will also send you a Fund's annual and semi-annual reports to shareholders.

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


WHEN YOUR REQUESTS BECOME EFFECTIVE


Generally, requests, premium payments and other instructions and notifications are effective on the Date of Receipt. In those cases, the effective time is at the end of the Valuation Period during which we receive them at our Administrative Office. (Some exceptions to this general rule are noted below and elsewhere in this Prospectus.)


A Valuation Period is the period between two successive Valuation Dates. It begins at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date. The close of regular trading is 4:00 p.m., Eastern Time on most days.


The Valuation Date is each day on which the New York Stock Exchange is open for trading.


Accordingly, if we receive your request, premium, or instructions after the close of regular trading on the New York Stock Exchange, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request, premium, or instructions by the close of regular trading on the New York Stock Exchange, even if due to our delay (such as a delay in answering your telephone call).

If your employer's participation in the Group Policy is still in its first year, the effective time of premium allocation instructions and transfer requests you make in the Certificate enrollment form, or within 20 days of your Investment Start Date, is the end of the first Valuation Date after that 20 day period. During the 20 day period, all of your cash value is automatically allocated to our Fixed Account. Your Investment Start Date is the Date of Receipt of your first premium payment with respect to the Certificate, or, if later, the Date of Receipt of your enrollment form.

If your employer's participation in the Group Policy is not still in its first year, the Investment Start Date is the effective time of the allocation instructions you made in the Certificate enrollment form.

If your employer has determined to exchange your current insurance coverage for a MetLife Group Policy, there may be a delay between the effective date of the Certificate and the receipt of any cash value from the prior certificate for the 1035 exchange. At the sole discretion of MetLife, the premium attributable to the 1035 exchange may be credited interest from the Certificate effective date. In no case will transfers among the investment options for the premium attributable to the 1035 exchange be applied prior to the date of receipt.

The effective date of your Systematic Investment Strategies will be that set forth in the strategy chosen.


PAYMENT AND DEFERMENT

We can delay transfers, withdrawals, surrender and payment of Certificate loans from the Fixed Account for up to 6 months.

Generally, we will pay or transfer amounts from the Separate Account within seven days after the Date of Receipt of all necessary documentation required for such payment or transfer. We can defer this if:
o The New York Stock Exchange has an unscheduled closing.
o There is an emergency so that we could not reasonably determine the investment experience of the Certificate.
o The Securities and Exchange Commission determines that an emergency exists or by order permits us to do so for the protection of Certificate owners (provided that the delay is permitted under New York State insurance law and regulations).
o With respect to the insurance proceeds, if entitlement to a payment is being questioned or is uncertain.

We currently pay interest on the amount of insurance proceeds at 3% per year (or higher if state law requires) from the date of death until the date we pay the benefit.

We may withhold payment of surrender, partial withdrawals or loan proceeds if any portion of those proceeds would be derived from a Certificate Owner's check or from a preauthorized checking arrangement that has not yet cleared (i.e. that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Certificate owner's check or preauthorized checking arrangement has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Certificate owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


TELEPHONE, FACSIMILE AND INTERNET REQUESTS


In addition to written requests, we may accept telephone, facsimile, and via the Internet instructions regarding transfers, loans, partial withdrawals, and certain Certificate changes, subject to the following conditions.
o We will employ reasonable procedures to confirm that instructions are genuine.
o If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss.
o These procedures may include requiring forms of personal identification before acting upon instructions and/or providing written confirmation of transactions to you.
o We reserve the right to suspend telephone, facsimile and/or Internet instructions at any time for any class of Certificates for any reason.


You should protect your personal identification number ("PIN") because self-service options will be available to your agent of record and to anyone who provides your PIN when using Internet systems. We are not able to verify that the person providing your PIN and giving us instructions via the Internet is you or is authorized to act on your behalf.


Facsimile or Internet transactions may not always be possible. Any facsimile or computer system, whether it is ours, yours, or that of your service provider or agent, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our processing of your request. Although we have taken precautions to equip our systems to handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should make the request by writing to our Administrative Office.



Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their Certificates. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Certificate transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

THIRD PARTY REQUESTS


Generally, we accept requests for transactions or information only from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Certificate owners, and who simultaneously makes the same request or series of requests on behalf of other Certificate owners.


EXCHANGE PRIVILEGE


If you decide that you no longer want to take advantage of the investment divisions in the Separate Account, you may transfer all of your money into the Fixed Account. No -transaction charge will be imposed on a transfer of your entire cash value (or the cash value attributable to a specified face amount increase) to the Fixed Account within the first 24 Certificate months (or within 24 Certificate months after a specified face amount increase you have requested, as applicable). In some states, in order to exercise your exchange privilege, you must transfer, without charge, the Certificate cash value (or the portion attributable to a specified face amount increase) to a flexible premium fixed benefit life insurance policy that we make available.



SALES OF CERTIFICATES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the Group Policies and Certificates. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


DISTRIBUTING THE GROUP POLICIES AND CERTIFICATES



MLIDC enters into selling agreements with affiliated and unaffiliated broker-dealers who sell the Group Policies and Certificates through their registered representatives who are also licensed life insurance sales representatives. Our affiliated broker-dealer is MetLife Securities, Inc. ("MSI"). MSI is registered with the SEC as a broker-dealer under the 34 Act and is also a member of FINRA.



We reimburse MLIDC for expenses MLIDC incurs in distributing the Group Policies and Certificates, (e.g. commissions payable to the broker-dealers who sell the Group Policies and Certificates, including our affiliated broker-dealers).


COMMISSIONS AND OTHER COMPENSATION


MetLife sales representatives are sales representatives registered through MSI. We do not pay commissions to MetLife representatives for the sale of the Group Policies and Certificates, although they may earn certain incentive award credits. We may pay commissions to other registered broker-dealers (also referred to as selling firms) who have entered into selling agreements with us. Commissions or fees which are payable to a broker-dealer or third party administrator, including maximum commissions, are set forth in our schedules of group insurance commission rates. These commissions consist of:
o Up to 15% of the cost of insurance, and may be based on the services provided by the broker-dealer or a third party administrator, and
o A per-Certificate payment, based on the total number of Certificates issued under a Group Policy.


We may require all or part of the commission to be returned to us by the broker-dealer if you do not continue the Certificate for at least two years.

COMPENSATION PAID TO SELLING FIRMS AND OTHER INTERMEDIARIES



MetLife enters into arrangements concerning the sale, servicing and/or renewal of MetLife group insurance and certain other group-related products ("Products") with brokers, agents, consultants, third-party administrators, general agents, associations, and other parties that may participate in the sale, servicing and/or renewal of such Products (each an "Intermediary"). MetLife may pay your Intermediary compensation, which may include, among other things, base compensation, supplemental compensation and/or a service fee. MetLife may pay compensation for the sale, servicing and/or renewal of Products, or remit compensation to an Intermediary on your behalf. Your Intermediary may also be owned by, controlled by or affiliated with another person or party, which may also be an Intermediary and who may also perform marketing and/or administration services in connection with your Products and be paid compensation by MetLife.


Base compensation, which may vary from case to case and may change if you renew your Products with MetLife, may be payable to your Intermediary as a percentage of premium or a fixed dollar amount. MetLife may also pay your Intermediary compensation that is based upon your Intermediary placing and/or retaining a certain volume of business (number of Policies sold or dollar value of premium) with MetLife. In addition, supplemental compensation may be payable to your Intermediary. Under MetLife's current supplemental compensation plan, the amount payable as supplemental compensation may range from 0% to 8% of premium. The supplemental compensation percentage may be based on: (1) the number of Products sold through your Intermediary during a prior one-year period; (2) the amount of premium or fees with respect to Products sold through your Intermediary during a prior one-year period; (3) the persistency percentage of Products inforce through your Intermediary during a prior one-year period; (4) premium growth during a prior one-year period; (5) a fixed percentage of the premium for Products as set by MetLife. The supplemental compensation percentage will be set by MetLife prior to the beginning of each calendar year and it may not be changed until the following calendar year. As such, the supplemental compensation percentage may vary from year to year, but will not exceed 8% under the current supplemental compensation plan.


The cost of supplemental compensation is not directly charged to the price of our Products except as an allocation of overhead expense, which is applied to all eligible group insurance products, whether or not supplemental compensation is paid in relation to a particular sale or renewal. As a result, your rates will not differ by whether or not your Intermediary receives supplemental compensation. If your Intermediary collects the premium from you in relation to your Products, your Intermediary may earn a return on such amounts. Additionally, MetLife may have a variety of other relationships with your Intermediary or its affiliates, or with other parties, that involve the payment of compensation and benefits that may or may not be related to your relationship with MetLife (e.g., insurance and employee benefits exchanges, enrollment firms and platforms, consulting agreements, or reinsurance arrangements).



More information about the eligibility criteria, limitations, payment calculations and other terms and conditions under MetLife's base compensation and supplemental compensation plans can be found on MetLife's Web site at www.metlife.com/brokercompensation. Questions regarding Intermediary compensation can be directed to ask4met@metlifeservice.com, or if you would like to speak to someone about Intermediary compensation, please call (800) ASK 4MET.


If you would like further information, ask your Intermediary or a MetLife representative for specific details concerning your Intermediary's compensation arrangement with MetLife.


The commissions do not result in a charge against the Group Policies or Certificates in addition to the charges already described elsewhere in this Prospectus.


The Statement of Additional Information contains additional information about the compensation paid for the sale of the Group Policies and Certificates.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife to meet its obligations under the Group Policies and the Certificates.



RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/ or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, -loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Certificate to government regulators.



FINANCIAL STATEMENTS

The financial statements comprising each of the Investment Divisions of the Separate Account and the financial statements of MetLife can be found in the Statement of Additional Information. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Certificate.

In order to help you understand how the Certificate's values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These will be based on the age and insurance risk characteristics of the person insured under the Certificate and such factors as the specified face amount, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time without charge. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.


Additional information about the Group Policy, the Certificate and the Separate Account can be found in the Statement of Additional Information. This Prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this Prospectus. You may obtain, without charge, a copy of the Statement of Additional Information or a personalized illustration of death benefits, cash surrender values and cash values, by calling us at 1-800-685-0124 or contacting us through our website at www.metlifegvul.com.


Information about the Group Policy, the Certificate and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site as www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 100 F Street, NE, Washington, DC 20549.




































811-06025

                     GROUP VARIABLE UNIVERSAL LIFE POLICIES

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL


                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2015


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus dated May 1, 2015 for Group Variable Universal Life and should be read in conjunction therewith. A copy of that prospectus may be obtained by writing to MetLife GVUL, Mail Code A2-10, 13045 Tesson Ferry Road, St. Louis, MO. 63128. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING US AT (800) 685-0124.

                               TABLE OF CONTENTS




                                                                          PAGE
                                                                         -----
THE COMPANY AND THE SEPARATE ACCOUNT..................................      3
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CERTIFICATES........      3
 LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE CERTIFICATE...............      3
 MISSTATEMENT OF AGE OR SEX...........................................      3
ADDITIONAL INFORMATION ABOUT VOTING...................................      3
ADDITIONAL INFORMATION ABOUT COMMISSIONS..............................      4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................      4
FINANCIAL STATEMENTS..................................................      5

                      THE COMPANY AND THE SEPARATE ACCOUNT



     Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166. MetLife was formed under the laws of New York State in 1868.



     We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Policies described in the Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").


     For more information about MetLife, please visit our website at www.metlife.com


         ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CERTIFICATES


LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE CERTIFICATE


     We will not contest:

    o The Certificate after two Certificate years from issue or reinstatement (excluding riders added later).

    o An increase in a death benefit after it has been in effect for two years.


MISSTATEMENT OF AGE OR SEX


     We will adjust benefits to reflect the correct age and sex of the insured, if this information isn't correct in the Certificate enrollment form.


                      ADDITIONAL INFORMATION ABOUT VOTING


     If you are eligible to give us voting instructions, we will send you informational material and a form to send back to us. We are entitled to disregard voting instructions in certain limited circumstances prescribed by the SEC. If we do so, we will give you our reasons in the next semi-annual report to Certificate owners.


     The number of shares for which you can give us voting instructions is determined as of the record date for the Fund shareholder meeting by dividing:
The Certificate's cash value in the corresponding investment division; by The net asset value of one share of that Portfolio.


     We will count fractional votes.


     If we do not receive timely voting instructions from Certificate owners and other insurance and annuity owners that are entitled to give us voting instructions, we will vote those shares in the same proportion as the shares held in the same separate account for which we did receive voting instructions. The effect of this proportional voting is that a small number of Certificate owners may control the outcome of the vote. Also, we will vote Fund shares that are not attributable to insurance or annuity owners (including shares that we hold in our general account) or that are held in separate accounts that are not registered under the 1940 Act in the same proportion as the aggregate of the shares for which we received voting instructions from all insurance and annuity owners.

                    ADDITIONAL INFORMATION ABOUT COMMISSIONS


     MetLife Investors Distribution Company ("MLIDC) is the principal underwriter and distributor of the Policies. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").



     The Group Policies and Certificates are sold through licensed life insurance sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate. MSI is registered with the SEC as a broker-dealer under the `34 Act and is also a member of FINRA. The Group Policies and Certificates may also be sold through licensed life insurance sales representatives associated with unaffiliated broker-dealers with which MLIDC enters into a selling agreement.



     While the Group Policy is no longer sold, Certificates are sold to new participants under existing Group Policies.


     MLIDC received sales compensation with respect to the Group Policies and Certificates in the following amounts.



                                        AGGREGATE AMOUNT
                                         OF COMMISSIONS
                                           RETAINED BY
                   AGGREGATE AMOUNT     DISTRIBUTOR AFTER
                    OF COMMISSIONS         PAYMENTS TO
  FISCAL YEAR    PAID TO DISTRIBUTOR*     SELLING FIRMS
--------------- ---------------------- ------------------
   2014.........$575,607               $0
   2013.........$274,253               $0
   2012.........$282,371               $0


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account UL included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                              FINANCIAL STATEMENTS


     The financial statements of the Separate Account and the financial statements of MetLife are attached. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Certificate.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Metropolitan Life Separate Account UL
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account UL (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A as of December 31, 2014, the related statements of operations and changes in net assets for the respective stated periods in the three years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2014, the results of their operations and changes in their net assets for the respective stated periods in the three years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                           ALLIANCEBERNSTEIN                                   AMERICAN
                                                GLOBAL             ALLIANCEBERNSTEIN      CENTURY VP CAPITAL       AMERICAN FUNDS
                                            THEMATIC GROWTH        INTERMEDIATE BOND         APPRECIATION               BOND
                                          INVESTMENT DIVISION     INVESTMENT DIVISION     INVESTMENT DIVISION    INVESTMENT DIVISION
                                         --------------------    --------------------   ---------------------   --------------------
ASSETS:
   Investments at fair value..........   $             75,700    $             59,589   $                 432   $          5,975,916
   Due from Metropolitan Life
     Insurance Company................                     --                      --                      --                     --
                                         --------------------    --------------------   ---------------------   --------------------
        Total Assets..................                 75,700                  59,589                     432              5,975,916
                                         --------------------    --------------------   ---------------------   --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company................                     --                      --                      --                     --
                                         --------------------    --------------------   ---------------------   --------------------
        Total Liabilities.............                     --                      --                      --                     --
                                         --------------------    --------------------   ---------------------   --------------------

NET ASSETS............................   $             75,700    $             59,589   $                 432   $          5,975,916
                                         ====================    ====================   =====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                   AMERICAN FUNDS
                                    GLOBAL SMALL         AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                   CAPITALIZATION            GROWTH              GROWTH-INCOME         INTERNATIONAL
                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $         70,558,117  $        164,910,420  $         106,030,731  $             682,005
   Due from Metropolitan Life
     Insurance Company........                     1                     1                      1                     --
                                --------------------  --------------------  ---------------------  ---------------------
        Total Assets..........            70,558,118           164,910,421            106,030,732                682,005
                                --------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                     --                     --
                                --------------------  --------------------  ---------------------  ---------------------
        Total Liabilities.....                    --                    --                     --                     --
                                --------------------  --------------------  ---------------------  ---------------------

NET ASSETS....................  $         70,558,118  $        164,910,421  $         106,030,732  $             682,005
                                ====================  ====================  =====================  =====================

                                  AMERICAN FUNDS U.S.
                                    GOVERNMENT/AAA-         DREYFUS VIF        FIDELITY VIP ASSET       FIDELITY VIP
                                   RATED SECURITIES     INTERNATIONAL VALUE      MANAGER: GROWTH         CONTRAFUND
                                  INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                ---------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $              48,552  $             220,569  $          2,087,177  $          2,913,464
   Due from Metropolitan Life
     Insurance Company........                     --                     --                    --                    --
                                ---------------------  ---------------------  --------------------  --------------------
        Total Assets..........                 48,552                220,569             2,087,177             2,913,464
                                ---------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                     --                    --                    --
                                ---------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                     --                     --                    --                    --
                                ---------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $              48,552  $             220,569  $          2,087,177  $          2,913,464
                                =====================  =====================  ====================  ====================


                                    FIDELITY VIP           FIDELITY VIP
                                    EQUITY-INCOME          FREEDOM 2010
                                 INVESTMENT DIVISION    INVESTMENT DIVISION
                                ---------------------  --------------------
ASSETS:
   Investments at fair value..  $              25,205  $             48,114
   Due from Metropolitan Life
     Insurance Company........                     --                    --
                                ---------------------  --------------------
        Total Assets..........                 25,205                48,114
                                ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                    --
                                ---------------------  --------------------
        Total Liabilities.....                     --                    --
                                ---------------------  --------------------

NET ASSETS....................  $              25,205  $             48,114
                                =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                    FIDELITY VIP           FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                    FREEDOM 2020           FREEDOM 2025          FREEDOM 2030           FREEDOM 2040
                                 INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $             984,560  $             37,588  $             81,658  $              53,497
   Due from Metropolitan Life
     Insurance Company........                     --                    --                    --                     --
                                ---------------------  --------------------  --------------------  ---------------------
        Total Assets..........                984,560                37,588                81,658                 53,497
                                ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                    --                    --                     --
                                ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                     --                    --                    --                     --
                                ---------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $             984,560  $             37,588  $             81,658  $              53,497
                                =====================  ====================  ====================  =====================

                                                                                 FIDELITY VIP
                                    FIDELITY VIP          FIDELITY VIP            INVESTMENT
                                    FREEDOM 2050           HIGH INCOME            GRADE BOND       FIDELITY VIP MID CAP
                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $             26,706  $            172,179  $           1,257,507  $             254,337
   Due from Metropolitan Life
     Insurance Company........                    --                    --                     --                     --
                                --------------------  --------------------  ---------------------  ---------------------
        Total Assets..........                26,706               172,179              1,257,507                254,337
                                --------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                     --                     --
                                --------------------  --------------------  ---------------------  ---------------------
        Total Liabilities.....                    --                    --                     --                     --
                                --------------------  --------------------  ---------------------  ---------------------

NET ASSETS....................  $             26,706  $            172,179  $           1,257,507  $             254,337
                                ====================  ====================  =====================  =====================

                                                             FTVIPT
                                       FTVIPT            FRANKLIN MUTUAL
                                 FRANKLIN INCOME VIP  GLOBAL DISCOVERY VIP
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $             25,156  $            488,433
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........                25,156               488,433
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $             25,156  $            488,433
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                       FTVIPT                                      FTVIPT
                                   FRANKLIN MUTUAL      FTVIPT TEMPLETON      TEMPLETON GLOBAL         GOLDMAN SACHS
                                     SHARES VIP            FOREIGN VIP            BOND VIP             MID-CAP VALUE
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $             42,378  $          5,347,371  $           1,236,895  $            301,257
   Due from Metropolitan Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Assets..........                42,378             5,347,371              1,236,895               301,257
                                --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $             42,378  $          5,347,371  $           1,236,895  $            301,257
                                ====================  ====================  =====================  ====================

                                    GOLDMAN SACHS                                 INVESCO V.I.
                                  SMALL CAP EQUITY         INVESCO V.I.            GOVERNMENT           INVESCO V.I.
                                      INSIGHTS               COMSTOCK              SECURITIES       INTERNATIONAL GROWTH
                                 INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                ---------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $              37,063  $            347,578  $                  84  $             350,497
   Due from Metropolitan Life
     Insurance Company........                     --                    --                     --                     --
                                ---------------------  --------------------  ---------------------  ---------------------
        Total Assets..........                 37,063               347,578                     84                350,497
                                ---------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                    --                     --                     --
                                ---------------------  --------------------  ---------------------  ---------------------
        Total Liabilities.....                     --                    --                     --                     --
                                ---------------------  --------------------  ---------------------  ---------------------

NET ASSETS....................  $              37,063  $            347,578  $                  84  $             350,497
                                =====================  ====================  =====================  =====================


                                     JANUS ASPEN
                                      BALANCED          JANUS ASPEN FORTY
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,082,851  $            550,397
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........             1,082,851               550,397
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $          1,082,851  $            550,397
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014




                                                                                   MFS VIT               MFS VIT
                                  JANUS ASPEN JANUS   JANUS ASPEN OVERSEAS      GLOBAL EQUITY         NEW DISCOVERY
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            480,007  $             47,442  $            189,291  $            206,851
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               480,007                47,442               189,291               206,851
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            480,007  $             47,442  $            189,291  $            206,851
                                ====================  ====================  ====================  ====================

                                                                                    MIST                  MIST
                                                                              ALLIANCEBERNSTEIN      ALLIANZ GLOBAL
                                       MFS VIT             MFS VIT II          GLOBAL DYNAMIC       INVESTORS DYNAMIC
                                        VALUE              HIGH YIELD            ALLOCATION         MULTI-ASSET PLUS
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $             22,067  $            143,885  $             49,893  $                  76
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                     --
                                --------------------  --------------------  --------------------  ---------------------
        Total Assets..........                22,067               143,885                49,893                     76
                                --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                     --
                                --------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                    --                    --                    --                     --
                                --------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $             22,067  $            143,885  $             49,893  $                  76
                                ====================  ====================  ====================  =====================


                                        MIST                  MIST
                                   AMERICAN FUNDS        AMERICAN FUNDS
                                 BALANCED ALLOCATION    GROWTH ALLOCATION
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            876,678  $          1,495,337
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........               876,678             1,495,337
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $            876,678  $          1,495,337
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                        MIST                  MIST              MIST BLACKROCK
                                   AMERICAN FUNDS          AQR GLOBAL           GLOBAL TACTICAL        MIST CLARION
                                 MODERATE ALLOCATION      RISK BALANCED           STRATEGIES        GLOBAL REAL ESTATE
                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,020,697  $             180,015  $            191,557  $         31,468,605
   Due from Metropolitan Life
     Insurance Company........                    --                     --                    --                    --
                                --------------------  ---------------------  --------------------  --------------------
        Total Assets..........             1,020,697                180,015               191,557            31,468,605
                                --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --                    --                     1
                                --------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                    --                     --                    --                     1
                                --------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $          1,020,697  $             180,015  $            191,557  $         31,468,604
                                ====================  =====================  ====================  ====================

                                                              MIST              MIST INVESCO
                                  MIST CLEARBRIDGE       HARRIS OAKMARK         BALANCED-RISK         MIST INVESCO
                                  AGGRESSIVE GROWTH       INTERNATIONAL          ALLOCATION           MID CAP VALUE
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         47,278,587  $         41,530,766  $             31,001  $         94,874,185
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            47,278,587            41,530,766                31,001            94,874,185
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    43                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    43                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         47,278,544  $         41,530,766  $             31,001  $         94,874,185
                                ====================  ====================  ====================  ====================

                                                           MIST JPMORGAN
                                    MIST INVESCO           GLOBAL ACTIVE
                                  SMALL CAP GROWTH          ALLOCATION
                                 INVESTMENT DIVISION    INVESTMENT DIVISION
                                --------------------  ---------------------
ASSETS:
   Investments at fair value..  $          7,086,689  $             171,141
   Due from Metropolitan Life
     Insurance Company........                    --                     --
                                --------------------  ---------------------
        Total Assets..........             7,086,689                171,141
                                --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --
                                --------------------  ---------------------
        Total Liabilities.....                    --                     --
                                --------------------  ---------------------

NET ASSETS....................  $          7,086,689  $             171,141
                                ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                              MIST
                                    MIST JPMORGAN         LOOMIS SAYLES       MIST LORD ABBETT     MIST MET/TEMPLETON
                                   SMALL CAP VALUE       GLOBAL MARKETS        BOND DEBENTURE      INTERNATIONAL BOND
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            295,411  $            423,380  $         28,665,009  $            173,865
   Due from Metropolitan Life
     Insurance Company........                    --                    --                     1                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               295,411               423,380            28,665,010               173,865
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            295,411  $            423,380  $         28,665,010  $            173,865
                                ====================  ====================  ====================  ====================

                                                                                MIST METLIFE
                                    MIST METLIFE          MIST METLIFE           MULTI-INDEX          MIST METLIFE
                                ASSET ALLOCATION 100      BALANCED PLUS         TARGETED RISK        SMALL CAP VALUE
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         20,893,340  $            235,501  $            121,407  $            864,244
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            20,893,340               235,501               121,407               864,244
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                     1
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                     1
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         20,893,340  $            235,501  $            121,407  $            864,243
                                ====================  ====================  ====================  ====================

                                        MIST
                                    MFS EMERGING        MIST MFS RESEARCH
                                   MARKETS EQUITY         INTERNATIONAL
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            521,123  $         19,140,390
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........               521,123            19,140,390
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $            521,123  $         19,140,390
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                        MIST                  MIST                  MIST
                                   MORGAN STANLEY          OPPENHEIMER         PIMCO INFLATION        MIST PIMCO
                                   MID CAP GROWTH         GLOBAL EQUITY        PROTECTED BOND        TOTAL RETURN
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $        233,885,326  $         48,430,517  $        11,277,978   $        46,980,970
   Due from Metropolitan Life
     Insurance Company........                    --                     4                   --                    --
                                --------------------  --------------------  --------------------  -------------------
        Total Assets..........           233,885,326            48,430,521           11,277,978            46,980,970
                                --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                   --                    --
                                --------------------  --------------------  --------------------  -------------------
        Total Liabilities.....                    --                    --                   --                    --
                                --------------------  --------------------  --------------------  -------------------

NET ASSETS....................  $        233,885,326  $         48,430,521  $        11,277,978   $        46,980,970
                                ====================  ====================  ====================  ===================


                                                          MIST PYRAMIS         MIST SCHRODERS       MIST SSGA GROWTH
                                  MIST PIONEER FUND       MANAGED RISK       GLOBAL MULTI-ASSET      AND INCOME ETF
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            225,164  $             1,575   $            31,786   $          7,718,022
   Due from Metropolitan Life
     Insurance Company........                    --                   --                    --                     --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               225,164                1,575                31,786              7,718,022
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                   --                    --                     --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                   --                    --                     --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            225,164  $             1,575   $            31,786   $          7,718,022
                                ====================  ====================  ====================  ====================


                                      MIST SSGA        MIST T. ROWE PRICE
                                     GROWTH ETF          LARGE CAP VALUE
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          6,445,663  $          2,395,891
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........             6,445,663             2,395,891
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $          6,445,663  $          2,395,891
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                 MIST T. ROWE PRICE         MIST WMC         MSF BAILLIE GIFFORD      MSF BARCLAYS
                                   MID CAP GROWTH      LARGE CAP RESEARCH    INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $         31,233,141  $        412,427,171  $         41,212,522  $        130,875,542
   Due from Metropolitan Life
     Insurance Company........                    --                    19                    --                    --
                                --------------------  --------------------  --------------------  ---------------------
        Total Assets..........            31,233,141           412,427,190            41,212,522           130,875,542
                                --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $         31,233,141  $        412,427,190  $         41,212,522  $        130,875,542
                                ====================  ====================  ====================  =====================

                                    MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK
                                     BOND INCOME      CAPITAL APPRECIATION     LARGE CAP VALUE        MONEY MARKET
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        82,796,372   $          9,736,331  $         20,080,783  $         30,032,793
   Due from Metropolitan Life
     Insurance Company........                   --                     --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........           82,796,372              9,736,331            20,080,783            30,032,793
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                     --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                   --                     --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $        82,796,372   $          9,736,331  $         20,080,783  $         30,032,793
                                ====================  ====================  ====================  ====================

                                    MSF FRONTIER          MSF JENNISON
                                   MID CAP GROWTH            GROWTH
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $        235,559,690  $         22,860,613
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........           235,559,690            22,860,613
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $        235,559,690  $         22,860,613
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                  MSF LOOMIS SAYLES      MSF LOOMIS SAYLES      MSF MET/ARTISAN          MSF METLIFE
                                   SMALL CAP CORE        SMALL CAP GROWTH        MID CAP VALUE       ASSET ALLOCATION 20
                                 INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                --------------------  ---------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $         24,891,168  $          11,372,610  $          62,265,620  $          5,533,722
   Due from Metropolitan Life
     Insurance Company........                     3                     --                      3                    --
                                --------------------  ---------------------  ---------------------  --------------------
        Total Assets..........            24,891,171             11,372,610             62,265,623             5,533,722
                                --------------------  ---------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                      1                     --                    --
                                --------------------  ---------------------  ---------------------  --------------------
        Total Liabilities.....                    --                      1                     --                    --
                                --------------------  ---------------------  ---------------------  --------------------

NET ASSETS....................  $         24,891,171  $          11,372,609  $          62,265,623  $          5,533,722
                                ====================  =====================  =====================  ====================

                                     MSF METLIFE           MSF METLIFE            MSF METLIFE           MSF METLIFE
                                 ASSET ALLOCATION 40   ASSET ALLOCATION 60    ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $          9,972,600  $         53,734,766  $          98,075,581  $         89,174,913
   Due from Metropolitan Life
     Insurance Company........                    --                    --                      1                    --
                                --------------------  --------------------  ---------------------  ---------------------
        Total Assets..........             9,972,600            53,734,766             98,075,582            89,174,913
                                --------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     6                     --                    --
                                --------------------  --------------------  ---------------------  ---------------------
        Total Liabilities.....                    --                     6                     --                    --
                                --------------------  --------------------  ---------------------  ---------------------

NET ASSETS....................  $          9,972,600  $         53,734,760  $          98,075,582  $         89,174,913
                                ====================  ====================  =====================  =====================

                                     MSF METLIFE              MSF MFS
                                     STOCK INDEX           TOTAL RETURN
                                 INVESTMENT DIVISION    INVESTMENT DIVISION
                                --------------------  ---------------------
ASSETS:
   Investments at fair value..  $        986,064,739  $           9,964,117
   Due from Metropolitan Life
     Insurance Company........                    --                     --
                                --------------------  ---------------------
        Total Assets..........           986,064,739              9,964,117
                                --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    22                      1
                                --------------------  ---------------------
        Total Liabilities.....                    22                      1
                                --------------------  ---------------------

NET ASSETS....................  $        986,064,717  $           9,964,116
                                ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014




                                                            MSF MSCI            MSF NEUBERGER       MSF RUSSELL 2000
                                    MSF MFS VALUE          EAFE INDEX          BERMAN GENESIS             INDEX
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         87,234,542  $         77,801,016  $        106,824,598  $         73,667,199
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                     1
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            87,234,542            77,801,016           106,824,598            73,667,200
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         87,234,542  $         77,801,016  $        106,824,598  $         73,667,200
                                ====================  ====================  ====================  ====================

                                                                                                      MSF WESTERN
                                                                                MSF VAN ECK        ASSET MANAGEMENT
                                 MSF T. ROWE PRICE     MSF T. ROWE PRICE      GLOBAL NATURAL        STRATEGIC BOND
                                 LARGE CAP GROWTH      SMALL CAP GROWTH          RESOURCES           OPPORTUNITIES
                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        83,295,013  $        109,708,317  $            176,178  $         26,015,238
   Due from Metropolitan Life
     Insurance Company........                   22                    --                    --                    --
                                -------------------  --------------------  --------------------  --------------------
        Total Assets..........           83,295,035           109,708,317               176,178            26,015,238
                                -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                    --                    --                    --
                                -------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                   --                    --                    --                    --
                                -------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $        83,295,035  $        109,708,317  $            176,178  $         26,015,238
                                ===================  ====================  ====================  ====================


                                     MSF WESTERN
                                  ASSET MANAGEMENT
                                   U.S. GOVERNMENT      MSF WMC BALANCED
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         16,386,046  $        312,335,178
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........            16,386,046           312,335,178
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $         16,386,046  $        312,335,178
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                       MSF WMC             OPPENHEIMER                                  PIMCO VIT
                                     CORE EQUITY         VA MAIN STREET           PIMCO VIT             COMMODITY
                                    OPPORTUNITIES           SMALL CAP             ALL ASSET        REALRETURN STRATEGY
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         75,552,945  $              5,052  $            902,397  $             35,230
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            75,552,945                 5,052               902,397                35,230
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         75,552,945  $              5,052  $            902,397  $             35,230
                                ====================  ====================  ====================  ====================


                                      PIMCO VIT            PIONEER VCT            PUTNAM VT
                                    LOW DURATION          MID CAP VALUE      INTERNATIONAL VALUE     ROYCE MICRO-CAP
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,556,606  $             70,257  $             5,820   $             8,336
   Due from Metropolitan Life
     Insurance Company........                    --                    --                   --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             1,556,606                70,257                5,820                 8,336
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                 1,319                    --                   --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                 1,319                    --                   --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          1,555,287  $             70,257  $             5,820   $             8,336
                                ====================  ====================  ====================  ====================


                                                        UIF EMERGING
                                  ROYCE SMALL-CAP       MARKETS DEBT
                                INVESTMENT DIVISION  INVESTMENT DIVISION
                                -------------------  -------------------
ASSETS:
   Investments at fair value..  $            51,371  $           792,559
   Due from Metropolitan Life
     Insurance Company........                   --                   --
                                -------------------  -------------------
        Total Assets..........               51,371              792,559
                                -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                   --
                                -------------------  -------------------
        Total Liabilities.....                   --                   --
                                -------------------  -------------------

NET ASSETS....................  $            51,371  $           792,559
                                ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                                                                            UIF EMERGING          WELLS FARGO VT
                                                                                           MARKETS EQUITY        TOTAL RETURN BOND
                                                                                         INVESTMENT DIVISION    INVESTMENT DIVISION
                                                                                        --------------------   ---------------------
ASSETS:
   Investments at fair value.........................................................   $          2,122,051   $           1,015,198
   Due from Metropolitan Life
     Insurance Company...............................................................                     --                      --
                                                                                        --------------------   ---------------------
        Total Assets.................................................................              2,122,051               1,015,198
                                                                                        --------------------   ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...............................................................                     --                     145
                                                                                        --------------------   ---------------------
        Total Liabilities............................................................                     --                     145
                                                                                        --------------------   ---------------------

NET ASSETS...........................................................................   $          2,122,051   $           1,015,053
                                                                                        ====================   =====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012





                                                                       ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                                                  INVESTMENT DIVISION
                                                             -----------------------------------------------------------
                                                                    2014                2013                 2012
                                                             ------------------  ------------------   ------------------
INVESTMENT INCOME:
      Dividends............................................  $               --  $               13   $               --
                                                             ------------------  ------------------   ------------------
EXPENSES:
      Mortality and expense risk charges...................                  --                  --                   --
                                                             ------------------  ------------------   ------------------
           Net investment income (loss)....................                  --                  13                   --
                                                             ------------------  ------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  --                  --                   --
      Realized gains (losses) on sale of investments.......               1,302             (1,496)          (1,307,724)
                                                             ------------------  ------------------   ------------------
           Net realized gains (losses).....................               1,302             (1,496)          (1,307,724)
                                                             ------------------  ------------------   ------------------
      Change in unrealized gains (losses) on investments...               2,635              14,581            1,419,031
                                                             ------------------  ------------------   ------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               3,937              13,085              111,307
                                                             ------------------  ------------------   ------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            3,937  $           13,098   $          111,307
                                                             ==================  ==================   ==================




                                                                         ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                                                                 INVESTMENT DIVISION
                                                             -----------------------------------------------------------
                                                                    2014                2013                 2012
                                                             ------------------  ------------------   ------------------
INVESTMENT INCOME:
      Dividends............................................  $            1,921  $            1,888   $            2,404
                                                             ------------------  ------------------   ------------------
EXPENSES:
      Mortality and expense risk charges...................                  --                  --                   --
                                                             ------------------  ------------------   ------------------
           Net investment income (loss)....................               1,921               1,888                2,404
                                                             ------------------  ------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 810               1,675                1,744
      Realized gains (losses) on sale of investments.......               (121)                (24)                   43
                                                             ------------------  ------------------   ------------------
           Net realized gains (losses).....................                 689               1,651                1,787
                                                             ------------------  ------------------   ------------------
      Change in unrealized gains (losses) on investments...                 952             (5,086)                (188)
                                                             ------------------  ------------------   ------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               1,641             (3,435)                1,599
                                                             ------------------  ------------------   ------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            3,562  $          (1,547)   $            4,003
                                                             ==================  ==================   ==================


                                                              AMERICAN CENTURY
                                                                 VP CAPITAL
                                                                APPRECIATION
                                                             INVESTMENT DIVISION
                                                             -------------------
                                                                  2014 (a)
                                                             -------------------
INVESTMENT INCOME:
      Dividends............................................  $               --
                                                             -------------------
EXPENSES:
      Mortality and expense risk charges...................                  --
                                                             -------------------
           Net investment income (loss)....................                  --
                                                             -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  --
      Realized gains (losses) on sale of investments.......                  12
                                                             -------------------
           Net realized gains (losses).....................                  12
                                                             -------------------
      Change in unrealized gains (losses) on investments...                  42
                                                             -------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  54
                                                             -------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               54
                                                             ===================




                                                                                  AMERICAN FUNDS BOND
                                                                                  INVESTMENT DIVISION
                                                             -----------------------------------------------------------
                                                                    2014                 2013                2012
                                                             ------------------   ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................................  $          115,025   $          100,255  $          133,110
                                                             ------------------   ------------------  ------------------
EXPENSES:
      Mortality and expense risk charges...................               8,401                8,663               9,169
                                                             ------------------   ------------------  ------------------
           Net investment income (loss)....................             106,624               91,592             123,941
                                                             ------------------   ------------------  ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               2,120               61,561                  --
      Realized gains (losses) on sale of investments.......               4,807                  741              27,506
                                                             ------------------   ------------------  ------------------
           Net realized gains (losses).....................               6,927               62,302              27,506
                                                             ------------------   ------------------  ------------------
      Change in unrealized gains (losses) on investments...             172,487            (282,587)             108,693
                                                             ------------------   ------------------  ------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             179,414            (220,285)             136,199
                                                             ------------------   ------------------  ------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          286,038   $        (128,693)  $          260,140
                                                             ==================   ==================  ==================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                         AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             88,263   $            571,973    $            761,809
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                95,114                 90,217                  80,276
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................               (6,851)                481,756                 681,533
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               320,860                     --                      --
      Realized gains (losses) on sale of investments.......             1,028,540                556,105               (342,892)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................             1,349,400                556,105               (342,892)
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                96,482             15,213,508               9,028,936
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             1,445,882             15,769,613               8,686,044
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          1,439,031   $         16,251,369    $          9,367,577
                                                             ====================   ====================    ====================


                                                                                    AMERICAN FUNDS GROWTH
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,286,837   $          1,364,727    $          1,013,020
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................               152,282                139,123                 133,202
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................             1,134,555              1,225,604                 879,818
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             7,869,597                     --                      --
      Realized gains (losses) on sale of investments.......             3,654,149              2,872,251               1,170,827
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................            11,523,746              2,872,251               1,170,827
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               413,436             34,086,809              18,556,699
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            11,937,182             36,959,060              19,727,526
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         13,071,737   $         38,184,664    $         20,607,344
                                                             ====================   ====================    ====================


                                                                                 AMERICAN FUNDS GROWTH-INCOME
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,339,033    $          1,235,600   $          1,253,842
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               103,335                  89,908                 78,704
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................             1,235,698               1,145,692              1,175,138
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             5,003,511                      --                     --
      Realized gains (losses) on sale of investments.......             2,212,712               1,441,252                300,932
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................             7,216,223               1,441,252                300,932
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...             1,935,227              23,374,516             10,629,027
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             9,151,450              24,815,768             10,929,959
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         10,387,148    $         25,961,460   $         12,105,097
                                                             ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                  AMERICAN FUNDS INTERNATIONAL
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2014                    2013                    2012
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               9,668   $               7,749   $               7,535
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  9,668                   7,749                   7,535
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                      --
      Realized gains (losses) on sale of investments.......                  3,059                  27,615                 (1,402)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  3,059                  27,615                 (1,402)
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (30,549)                  63,361                  82,398
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (27,490)                  90,976                  80,996
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (17,822)   $              98,725   $              88,531
                                                             =====================   =====================   =====================


                                                                      AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2014                    2013                    2012
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 520   $                 317   $                 440
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                    520                     317                     440
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                   1,258                   1,252
      Realized gains (losses) on sale of investments.......                   (30)                    (28)                     258
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                   (30)                   1,230                   1,510
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  1,820                 (2,996)                 (1,126)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  1,790                 (1,766)                     384
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               2,310   $             (1,449)   $                 824
                                                             =====================   =====================   =====================


                                                                                DREYFUS VIF INTERNATIONAL VALUE
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2014                    2013                    2012
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               3,201   $               4,021   $               4,882
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  3,201                   4,021                   4,882
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                      --
      Realized gains (losses) on sale of investments.......                  (210)                   (906)                 (1,011)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  (210)                   (906)                 (1,011)
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (26,366)                  42,909                  18,857
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (26,576)                  42,003                  17,846
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (23,375)   $              46,024   $              22,728
                                                             =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                              FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2014                    2013                     2012
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              20,809   $              16,073   $              24,972
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                 20,809                  16,073                  24,972
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  1,627                   5,165                   7,043
      Realized gains (losses) on sale of investments.......                 33,797                 110,324                  28,654
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 35,424                 115,489                  35,697
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 59,690                 260,059                 172,026
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 95,114                 375,548                 207,723
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             115,923   $             391,621   $             232,695
                                                             =====================   =====================   =====================


                                                                                     FIDELITY VIP CONTRAFUND
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2014                    2013                     2012
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              24,338    $              23,521   $              28,837
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                 24,338                   23,521                  28,837
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 56,967                      690                      --
      Realized gains (losses) on sale of investments.......                 61,174                  146,443                  38,806
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                118,141                  147,133                  38,806
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                174,211                  505,651                 288,092
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                292,352                  652,784                 326,898
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             316,690    $             676,305   $             355,735
                                                             =====================    =====================   =====================


                                                                                   FIDELITY VIP EQUITY-INCOME
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2014                    2013                     2012
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 687    $                 752   $               1,836
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                    687                      752                   1,836
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    338                    2,042                   2,863
      Realized gains (losses) on sale of investments.......                    718                    2,076                     376
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                  1,056                    4,118                   3,239
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                     37                    3,227                 (1,146)
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  1,093                    7,345                   2,093
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               1,780    $               8,097   $               3,929
                                                             =====================    =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                   FIDELITY VIP FREEDOM 2010
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2014                    2013                     2012
                                                             --------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                775    $                 755   $                 733
                                                             --------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    29                      192                     169
                                                             --------------------    ---------------------   ---------------------
           Net investment income (loss)....................                   746                      563                     564
                                                             --------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   738                      501                     535
      Realized gains (losses) on sale of investments.......                 2,715                      164                      98
                                                             --------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                 3,453                      665                     633
                                                             --------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (2,030)                    3,994                   2,707
                                                             --------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 1,423                    4,659                   3,340
                                                             --------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              2,169    $               5,222   $               3,904
                                                             ====================    =====================   =====================


                                                                                    FIDELITY VIP FREEDOM 2020
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2014                     2013                    2012
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              16,277   $              16,665    $              15,185
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    108                     653                      280
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                 16,169                  16,012                   14,905
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 17,423                  11,508                    8,838
      Realized gains (losses) on sale of investments.......                 21,410                  10,474                    5,799
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                 38,833                  21,982                   14,637
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...                (8,502)                  93,753                   62,352
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 30,331                 115,735                   76,989
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              46,500   $             131,747    $              91,894
                                                             =====================   =====================    =====================


                                                                        FIDELITY VIP FREEDOM 2025
                                                                           INVESTMENT DIVISION
                                                             ---------------------------------------------
                                                                      2014                  2013 (b)
                                                             ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 613   $                 694
                                                             ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --
                                                             ---------------------   ---------------------
           Net investment income (loss)....................                    613                     694
                                                             ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    771                     278
      Realized gains (losses) on sale of investments.......                    464                     135
                                                             ---------------------   ---------------------
           Net realized gains (losses).....................                  1,235                     413
                                                             ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                     73                   3,626
                                                             ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  1,308                   4,039
                                                             ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               1,921   $               4,733
                                                             =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                   FIDELITY VIP FREEDOM 2030
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2014                    2013                     2012
                                                             --------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,233    $                 993   $                 881
                                                             --------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    38                      230                     216
                                                             --------------------    ---------------------   ---------------------
           Net investment income (loss)....................                 1,195                      763                     665
                                                             --------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,344                      844                     425
      Realized gains (losses) on sale of investments.......                11,989                    2,703                   2,855
                                                             --------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                13,333                    3,547                   3,280
                                                             --------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (10,096)                    5,619                   3,591
                                                             --------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 3,237                    9,166                   6,871
                                                             --------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              4,432    $               9,929   $               7,536
                                                             ====================    =====================   =====================


                                                                        FIDELITY VIP FREEDOM 2040
                                                                           INVESTMENT DIVISION
                                                             ---------------------------------------------
                                                                     2014                   2013 (c)
                                                             ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 775   $                 170
                                                             ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                      8                      17
                                                             ---------------------   ---------------------
           Net investment income (loss)....................                    767                     153
                                                             ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    487                      76
      Realized gains (losses) on sale of investments.......                    749                       4
                                                             ---------------------   ---------------------
           Net realized gains (losses).....................                  1,236                      80
                                                             ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  (709)                     545
                                                             ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    527                     625
                                                             ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               1,294   $                 778
                                                             =====================   =====================


                                                                                    FIDELITY VIP FREEDOM 2050
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2014                     2013                    2012
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 369   $                 284   $                 360
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     14                      89                      77
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                    355                     195                     283
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    382                     229                   2,132
      Realized gains (losses) on sale of investments.......                  6,257                      94                      28
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  6,639                     323                   2,160
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                (5,093)                   4,037                     199
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  1,546                   4,360                   2,359
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               1,901   $               4,555   $               2,642
                                                             =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                    FIDELITY VIP HIGH INCOME
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2014                    2013                    2012
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              10,183    $               9,677   $               9,229
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                 10,183                    9,677                   9,229
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                       --                      --
      Realized gains (losses) on sale of investments.......                    158                       73                      67
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                    158                       73                      67
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                (8,210)                    (126)                 (1,277)
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (8,052)                     (53)                 (1,210)
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               2,131    $               9,624   $               8,019
                                                             =====================    =====================   =====================


                                                                               FIDELITY VIP INVESTMENT GRADE BOND
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2014                     2013                    2012
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              26,958   $              39,909   $              37,562
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                 26,958                  39,909                  37,562
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    644                  21,294                  48,616
      Realized gains (losses) on sale of investments.......               (16,379)                (28,717)                  33,058
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................               (15,735)                 (7,423)                  81,674
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 77,902                (76,349)                 (8,975)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 62,167                (83,772)                  72,699
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              89,125   $            (43,863)   $             110,261
                                                             =====================   =====================   =====================


                                                                                     FIDELITY VIP MID CAP
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2014                    2013                     2012
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                  48   $                 613   $               2,865
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                     48                     613                   2,865
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  5,961                  35,674                  59,448
      Realized gains (losses) on sale of investments.......                  4,531                 172,540                   8,193
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 10,492                 208,214                  67,641
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  4,318                   1,232                  20,392
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 14,810                 209,446                  88,033
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              14,858   $             210,059   $              90,898
                                                             =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                      FTVIPT FRANKLIN INCOME VIP
                                                                          INVESTMENT DIVISION
                                                             -------------------------------------------
                                                                     2014                 2013 (d)
                                                             --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                385   $                 --
                                                             --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --
                                                             --------------------   --------------------
           Net investment income (loss)....................                   385                     --
                                                             --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --
      Realized gains (losses) on sale of investments.......                  (51)                      3
                                                             --------------------   --------------------
           Net realized gains (losses).....................                  (51)                      3
                                                             --------------------   --------------------
      Change in unrealized gains (losses) on investments...               (1,084)                      8
                                                             --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (1,135)                     11
                                                             --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              (750)   $                 11
                                                             ====================   ====================


                                                                         FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             10,690   $             19,686    $             21,682
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                10,690                 19,686                  21,682
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                33,082                 81,814                  43,771
      Realized gains (losses) on sale of investments.......                10,518                 59,341                   5,837
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                43,600                141,155                  49,608
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (24,521)                 47,244                  33,439
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                19,079                188,399                  83,047
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             29,769   $            208,085    $            104,729
                                                             ====================   ====================    ====================


                                                                   FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                                          INVESTMENT DIVISION
                                                             -------------------------------------------
                                                                     2014                 2013 (d)
                                                             --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                789   $                445
                                                             --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --
                                                             --------------------   --------------------
           Net investment income (loss)....................                   789                    445
                                                             --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   205                     --
      Realized gains (losses) on sale of investments.......                   259                    105
                                                             --------------------   --------------------
           Net realized gains (losses).....................                   464                    105
                                                             --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 1,131                  2,000
                                                             --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 1,595                  2,105
                                                             --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              2,384   $              2,550
                                                             ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                FTVIPT TEMPLETON FOREIGN VIP
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             78,379   $             98,174   $            115,174
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                78,379                 98,174                115,174
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......               156,830                 73,110               (16,852)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               156,830                 73,110               (16,852)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (709,096)                689,874                501,451
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (552,266)                762,984                484,599
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (473,887)   $            861,158   $            599,773
                                                             ====================   ====================   ====================


                                                                              FTVIPT TEMPLETON GLOBAL BOND VIP
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             65,826   $             20,975   $             24,244
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                65,826                 20,975                 24,244
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                  5,202                    590
      Realized gains (losses) on sale of investments.......                 (644)                  1,245                  (238)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 (644)                  6,447                    352
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (38,430)                (6,052)                 26,566
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (39,074)                    395                 26,918
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             26,752   $             21,370   $             51,162
                                                             ====================   ====================   ====================


                                                                               GOLDMAN SACHS MID-CAP VALUE VIP
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,932   $              2,312    $              2,932
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                 2,932                  2,312                   2,932
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                48,819                 22,308                      --
      Realized gains (losses) on sale of investments.......                 7,493                  9,943                   (683)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                56,312                 32,251                   (683)
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (21,021)                 43,303                  45,178
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                35,291                 75,554                  44,495
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             38,223   $             77,866    $             47,427
                                                             ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                             GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                                                                       INVESTMENT DIVISION
                                                             -----------------------------------------------------------------------
                                                                      2014                    2013                     2012
                                                             ---------------------    ---------------------   ----------------------
INVESTMENT INCOME:
      Dividends............................................  $                 277    $                 373   $                  308
                                                             ---------------------    ---------------------   ----------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                       --
                                                             ---------------------    ---------------------   ----------------------
            Net investment income (loss)...................                    277                      373                      308
                                                             ---------------------    ---------------------   ----------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  5,208                    4,708                       --
      Realized gains (losses) on sale of investments.......                  1,707                    1,040                    5,427
                                                             ---------------------    ---------------------   ----------------------
            Net realized gains (losses)....................                  6,915                    5,748                    5,427
                                                             ---------------------    ---------------------   ----------------------
      Change in unrealized gains (losses) on investments...                (4,589)                    3,869                    (629)
                                                             ---------------------    ---------------------   ----------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  2,326                    9,617                    4,798
                                                             ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               2,603    $               9,990   $                5,106
                                                             =====================    =====================   ======================


                                                                                      INVESCO V.I. COMSTOCK
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2014                     2013                    2012
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               3,587   $               4,077    $               3,483
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       --
                                                             ---------------------   ---------------------    ---------------------
            Net investment income (loss)...................                  3,587                   4,077                    3,483
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                       --
      Realized gains (losses) on sale of investments.......                  2,447                   1,475                    1,338
                                                             ---------------------   ---------------------    ---------------------
            Net realized gains (losses)....................                  2,447                   1,475                    1,338
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...                 22,523                  78,224                   32,459
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 24,970                  79,699                   33,797
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              28,557   $              83,776    $              37,280
                                                             =====================   =====================    =====================


                                                                               INVESCO V.I. GOVERNMENT SECURITIES
                                                                                       INVESTMENT DIVISION
                                                             -----------------------------------------------------------------------
                                                                      2014                    2013                     2012
                                                             ---------------------    ---------------------   ----------------------
INVESTMENT INCOME:
      Dividends............................................  $                 198    $                 367   $                   --
                                                             ---------------------    ---------------------   ----------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                       --
                                                             ---------------------    ---------------------   ----------------------
            Net investment income (loss)...................                    198                      367                       --
                                                             ---------------------    ---------------------   ----------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                       --                       --
      Realized gains (losses) on sale of investments.......                  (416)                      (1)                    1,308
                                                             ---------------------    ---------------------   ----------------------
            Net realized gains (losses)....................                  (416)                      (1)                    1,308
                                                             ---------------------    ---------------------   ----------------------
      Change in unrealized gains (losses) on investments...                    527                    (529)                  (1,335)
                                                             ---------------------    ---------------------   ----------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    111                    (530)                     (27)
                                                             ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                 309    $               (163)   $                 (27)
                                                             =====================    =====================   ======================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                INVESCO V.I. INTERNATIONAL GROWTH
                                                                                       INVESTMENT DIVISION
                                                             -----------------------------------------------------------------------
                                                                      2014                    2013                     2012
                                                             ---------------------    ---------------------   ----------------------
INVESTMENT INCOME:
      Dividends............................................  $               5,421    $               4,576   $               90,329
                                                             ---------------------    ---------------------   ----------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                       --
                                                             ---------------------    ---------------------   ----------------------
            Net investment income (loss)...................                  5,421                    4,576                   90,329
                                                             ---------------------    ---------------------   ----------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                       --                       --
      Realized gains (losses) on sale of investments.......                  5,138                  926,281                   18,589
                                                             ---------------------    ---------------------   ----------------------
            Net realized gains (losses)....................                  5,138                  926,281                   18,589
                                                             ---------------------    ---------------------   ----------------------
      Change in unrealized gains (losses) on investments...               (10,871)                (647,277)                  685,032
                                                             ---------------------    ---------------------   ----------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (5,733)                  279,004                  703,621
                                                             ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               (312)    $             283,580   $              793,950
                                                             =====================    =====================   ======================


                                                                                      JANUS ASPEN BALANCED
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2014                     2013                    2012
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              16,228   $              13,254    $              27,163
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       --
                                                             ---------------------   ---------------------    ---------------------
            Net investment income (loss)...................                 16,228                  13,254                   27,163
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 26,985                  54,904                   74,896
      Realized gains (losses) on sale of investments.......                 10,485                  25,371                   40,351
                                                             ---------------------   ---------------------    ---------------------
            Net realized gains (losses)....................                 37,470                  80,275                  115,247
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...                 30,740                  94,265                   25,664
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 68,210                 174,540                  140,911
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              84,438   $             187,794    $             168,074
                                                             =====================   =====================    =====================


                                                                                        JANUS ASPEN FORTY
                                                                                       INVESTMENT DIVISION
                                                             -----------------------------------------------------------------------
                                                                      2014                    2013                     2012
                                                             ---------------------    ---------------------   ----------------------
INVESTMENT INCOME:
      Dividends............................................  $                 252    $               4,954   $                5,152
                                                             ---------------------    ---------------------   ----------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                       --
                                                             ---------------------    ---------------------   ----------------------
            Net investment income (loss)...................                    252                    4,954                    5,152
                                                             ---------------------    ---------------------   ----------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                249,329                       --                       --
      Realized gains (losses) on sale of investments.......                 62,849                   69,285                   38,660
                                                             ---------------------    ---------------------   ----------------------
            Net realized gains (losses)....................                312,178                   69,285                   38,660
                                                             ---------------------    ---------------------   ----------------------
      Change in unrealized gains (losses) on investments...              (248,123)                  155,845                  126,343
                                                             ---------------------    ---------------------   ----------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 64,055                  225,130                  165,003
                                                             ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              64,307    $             230,084   $              170,155
                                                             =====================    =====================   ======================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                       JANUS ASPEN JANUS
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                    2012
                                                             ---------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $               1,630   $               6,858   $              5,213
                                                             ---------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                     --
                                                             ---------------------   ---------------------   --------------------
           Net investment income (loss)....................                  1,630                   6,858                  5,213
                                                             ---------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 31,621                      --                 15,799
      Realized gains (losses) on sale of investments.......                  9,477                 258,951                 13,270
                                                             ---------------------   ---------------------   --------------------
           Net realized gains (losses).....................                 41,098                 258,951                 29,069
                                                             ---------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                 12,182                (62,054)                122,884
                                                             ---------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 53,280                 196,897                151,953
                                                             ---------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              54,910   $             203,755   $            157,166
                                                             =====================   =====================   ====================


                                                                                     JANUS ASPEN OVERSEAS
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2014                   2013                    2012
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               1,960   $              11,835   $               2,519
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  1,960                  11,835                   2,519
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  6,620                      --                  43,521
      Realized gains (losses) on sale of investments.......                (4,308)                (73,759)                 (7,156)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  2,312                (73,759)                  36,365
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (10,605)                 113,083                   8,927
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (8,293)                  39,324                  45,292
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (6,333)   $              51,159   $              47,811
                                                             =====================   =====================   =====================


                                                                                     MFS VIT GLOBAL EQUITY
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                    2012
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                974    $              1,253    $                 61
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................                   974                   1,253                      61
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,843                      --                     154
      Realized gains (losses) on sale of investments.......                 2,541                     550                     274
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................                 4,384                     550                     428
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...                 1,213                  37,978                   6,795
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 5,597                  38,528                   7,223
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              6,571    $             39,781    $              7,284
                                                             ====================    ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                     MFS VIT NEW DISCOVERY
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                  --   $                 --   $                  --
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................                     --                     --                      --
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 45,559                  1,718                  15,912
      Realized gains (losses) on sale of investments.......                  1,237                  1,963                     264
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................                 46,796                  3,681                  16,176
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (63,957)                 65,025                  11,186
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (17,161)                 68,706                  27,362
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (17,161)   $             68,706   $              27,362
                                                             =====================   ====================   =====================


                                                                                         MFS VIT VALUE
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2014                   2013                    2012
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 285   $                197    $                668
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                    285                    197                     668
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    670                     61                     355
      Realized gains (losses) on sale of investments.......                    571                    323                   3,188
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                  1,241                    384                   3,543
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                    559                  5,315                   2,241
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  1,800                  5,699                   5,784
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               2,085   $              5,896    $              6,452
                                                             =====================   ====================    ====================


                                                                         MFS VIT II HIGH YIELD
                                                                          INVESTMENT DIVISION
                                                             --------------------------------------------
                                                                     2014                  2013 (e)
                                                             ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $               8,003   $              3,270
                                                             ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --
                                                             ---------------------   --------------------
           Net investment income (loss)....................                  8,003                  3,270
                                                             ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                     --
      Realized gains (losses) on sale of investments.......                     25                    (3)
                                                             ---------------------   --------------------
           Net realized gains (losses).....................                     25                    (3)
                                                             ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                (4,175)                  2,275
                                                             ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (4,150)                  2,272
                                                             ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               3,853   $              5,542
                                                             =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012






                                                                  MIST ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION
                                                                                 INVESTMENT DIVISION
                                                             ----------------------------------------------------------
                                                                    2014                2013              2012 (f)
                                                             ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................................  $              860  $              139  $               --
                                                             ------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk charges...................                  --                  --                  --
                                                             ------------------  ------------------  ------------------
           Net investment income (loss)....................                 860                 139                  --
                                                             ------------------  ------------------  ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 856                 231                  --
      Realized gains (losses) on sale of investments.......                 135                  67                  --
                                                             ------------------  ------------------  ------------------
           Net realized gains (losses).....................                 991                 298                  --
                                                             ------------------  ------------------  ------------------
      Change in unrealized gains (losses) on investments...               1,384               1,389                 163
                                                             ------------------  ------------------  ------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               2,375               1,687                 163
                                                             ------------------  ------------------  ------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            3,235  $            1,826  $              163
                                                             ==================  ==================  ==================


                                                                    MIST
                                                               ALLIANZ GLOBAL
                                                              INVESTORS DYNAMIC
                                                              MULTI-ASSET PLUS
                                                             INVESTMENT DIVISION
                                                             -------------------
                                                                  2014 (a)
                                                             -------------------
INVESTMENT INCOME:
      Dividends............................................  $               --
                                                             -------------------
EXPENSES:
      Mortality and expense risk charges...................                  --
                                                             -------------------
           Net investment income (loss)....................                  --
                                                             -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   1
      Realized gains (losses) on sale of investments.......                  --
                                                             -------------------
           Net realized gains (losses).....................                   1
                                                             -------------------
      Change in unrealized gains (losses) on investments...                   1
                                                             -------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                   2
                                                             -------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                2
                                                             ===================





                                                                        MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                             -----------------------------------------------------------
                                                                    2014                 2013                2012
                                                              -----------------   ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................................   $          13,034   $           11,592  $           10,680
                                                              -----------------   ------------------  ------------------
EXPENSES:
      Mortality and expense risk charges...................                  --                   --                  --
                                                              -----------------   ------------------  ------------------
           Net investment income (loss)....................              13,034               11,592              10,680
                                                              -----------------   ------------------  ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              78,760               42,196               5,437
      Realized gains (losses) on sale of investments.......               6,182                5,669               3,875
                                                              -----------------   ------------------  ------------------
           Net realized gains (losses).....................              84,942               47,865               9,312
                                                              -----------------   ------------------  ------------------
      Change in unrealized gains (losses) on investments...            (47,376)               62,896              50,640
                                                              -----------------   ------------------  ------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              37,566              110,761              59,952
                                                              -----------------   ------------------  ------------------
      Net increase (decrease) in net assets resulting
         from operations...................................   $          50,600   $          122,353  $           70,632
                                                              =================   ==================  ==================





                                                                        MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                                 INVESTMENT DIVISION
                                                             ----------------------------------------------------------
                                                                    2014                2013                2012
                                                             ------------------  ------------------   -----------------
INVESTMENT INCOME:
      Dividends............................................  $           20,605  $           16,414   $          13,384
                                                             ------------------  ------------------   -----------------
EXPENSES:
      Mortality and expense risk charges...................                  --                  --                  --
                                                             ------------------  ------------------   -----------------
           Net investment income (loss)....................              20,605              16,414              13,384
                                                             ------------------  ------------------   -----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             237,874              69,006                  --
      Realized gains (losses) on sale of investments.......              24,970              36,038              16,384
                                                             ------------------  ------------------   -----------------
           Net realized gains (losses).....................             262,844             105,044              16,384
                                                             ------------------  ------------------   -----------------
      Change in unrealized gains (losses) on investments...           (180,168)             172,370              96,877
                                                             ------------------  ------------------   -----------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              82,676             277,414             113,261
                                                             ------------------  ------------------   -----------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          103,281  $          293,828   $         126,645
                                                             ==================  ==================   =================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                            MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                    2012
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              15,920   $             14,487    $             10,434
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                 15,920                 14,487                  10,434
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 77,010                 39,313                   5,798
      Realized gains (losses) on sale of investments.......                  5,925                  5,863                   5,301
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                 82,935                 45,176                  11,099
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               (41,113)                 36,688                  29,635
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 41,822                 81,864                  40,734
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              57,742   $             96,351    $             51,168
                                                             =====================   ====================    ====================


                                                                                 MIST AQR GLOBAL RISK BALANCED
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                    2013                 2012 (f)
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $               1,949   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                    --                   1,949                     --
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   786                   3,632                     --
      Realized gains (losses) on sale of investments.......                 (660)                     169                   (28)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                   126                   3,801                   (28)
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                 5,443                (10,413)                    375
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 5,569                 (6,612)                    347
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              5,569   $             (4,663)   $                347
                                                             ====================   =====================   ====================


                                                                          MIST BLACKROCK GLOBAL TACTICAL STRATEGIES
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                  2012 (f)
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,792   $                 951   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                 1,792                     951                     --
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 8,451                   1,537                     --
      Realized gains (losses) on sale of investments.......                   363                     238                     51
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                 8,814                   1,775                     51
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...               (1,686)                   4,911                    878
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 7,128                   6,686                    929
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              8,920   $               7,637   $                929
                                                             ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                               MIST CLARION GLOBAL REAL ESTATE
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            513,864   $           1,883,980   $            496,469
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                33,399                  31,537                 26,819
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               480,465               1,852,443                469,650
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......               314,419               (121,862)              (282,095)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................               314,419               (121,862)              (282,095)
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             3,062,383               (768,686)              4,988,577
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             3,376,802               (890,548)              4,706,482
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          3,857,267   $             961,895   $          5,176,132
                                                             ====================   =====================   ====================


                                                                              MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                    2012
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              72,926   $             71,803    $             28,628
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 36,095                 12,286                   8,213
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                 36,831                 59,517                  20,415
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                     --                      --
      Realized gains (losses) on sale of investments.......                867,002                455,065                 171,678
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                867,002                455,065                 171,678
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...              5,750,935              6,062,472               2,107,124
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              6,617,937              6,517,537               2,278,802
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           6,654,768   $          6,577,054    $          2,299,217
                                                             =====================   ====================    ====================


                                                                               MIST HARRIS OAKMARK INTERNATIONAL
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                    2012
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $           1,105,911   $          1,234,640    $            542,318
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 62,335                 58,015                  44,596
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................              1,043,576              1,176,625                 497,722
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              4,067,270                     --                      --
      Realized gains (losses) on sale of investments.......              1,812,640                663,573               (140,345)
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................              5,879,910                663,573               (140,345)
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...            (9,320,626)              9,999,502               7,474,599
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            (3,440,716)             10,663,075               7,334,254
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         (2,397,140)   $         11,839,700    $          7,831,976
                                                             =====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                             MIST INVESCO BALANCED-RISK ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                    2013                 2012 (f)
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                  --   $                 23
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                    --                      --                     23
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,200                     159                     83
      Realized gains (losses) on sale of investments.......                    65                    (33)                     --
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                 1,265                     126                     83
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                   178                     124                    (2)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 1,443                     250                     81
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              1,443   $                 250   $                104
                                                             ====================   =====================   ====================


                                                                                  MIST INVESCO MID CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2014                   2013                    2012
                                                             ---------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             652,762   $             762,499   $                457
                                                             ---------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 90,624                  83,667                 49,296
                                                             ---------------------   ---------------------   --------------------
           Net investment income (loss)....................                562,138                 678,832               (48,839)
                                                             ---------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             16,068,302                      --                     --
      Realized gains (losses) on sale of investments.......              1,049,905                 935,109               (82,924)
                                                             ---------------------   ---------------------   --------------------
           Net realized gains (losses).....................             17,118,207                 935,109               (82,924)
                                                             ---------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...            (8,899,738)              20,593,687              2,481,449
                                                             ---------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              8,218,469              21,528,796              2,398,525
                                                             ---------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           8,780,607   $          22,207,628   $          2,349,686
                                                             =====================   =====================   ====================


                                                                                MIST INVESCO SMALL CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $              23,000   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 8,994                   7,768                  5,823
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               (8,994)                  15,232                (5,823)
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               783,328                 326,110                273,441
      Realized gains (losses) on sale of investments.......               187,042                 243,128                154,730
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................               970,370                 569,238                428,171
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             (438,103)               1,365,097                331,488
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               532,267               1,934,335                759,659
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            523,273   $           1,949,567   $            753,836
                                                             ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                           MIST JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                  2012 (f)
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,679   $                 54    $                 68
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                 1,679                     54                      68
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 4,582                    321                     117
      Realized gains (losses) on sale of investments.......                   660                  (595)                    (10)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                 5,242                  (274)                     107
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                 2,680                  5,829                     152
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 7,922                  5,555                     259
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              9,601   $              5,609    $                327
                                                             ====================   ====================    ====================


                                                                                MIST JPMORGAN SMALL CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,563   $                337   $                 358
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                 2,563                    337                     358
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                28,052                     --                      --
      Realized gains (losses) on sale of investments.......                 2,277                  2,408                   3,130
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................                30,329                  2,408                   3,130
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (18,929)                 28,817                   1,696
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                11,400                 31,225                   4,826
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             13,963   $             31,562   $               5,184
                                                             ====================   ====================   =====================


                                                                   MIST LOOMIS SAYLES GLOBAL MARKETS
                                                                          INVESTMENT DIVISION
                                                             -------------------------------------------
                                                                     2014                 2013 (d)
                                                             --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              9,637   $                 --
                                                             --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --
                                                             --------------------   --------------------
           Net investment income (loss)....................                 9,637                     --
                                                             --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --
      Realized gains (losses) on sale of investments.......                 4,771                    705
                                                             --------------------   --------------------
           Net realized gains (losses).....................                 4,771                    705
                                                             --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 1,137                 43,104
                                                             --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 5,908                 43,809
                                                             --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             15,545   $             43,809
                                                             ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                MIST LORD ABBETT BOND DEBENTURE
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2014                   2013                    2012
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $           1,679,139   $          1,965,620    $          1,984,542
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 62,645                 63,217                  61,482
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................              1,616,494              1,902,403               1,923,060
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                782,757                     --                      --
      Realized gains (losses) on sale of investments.......                320,061                299,375                 218,347
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................              1,102,818                299,375                 218,347
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...            (1,312,784)                (7,269)               1,167,280
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (209,966)                292,106               1,385,627
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           1,406,528   $          2,194,509    $          3,308,687
                                                             =====================   ====================    ====================


                                                                             MIST MET/TEMPLETON INTERNATIONAL BOND
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                  2012 (f)
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,729    $                302   $                  --
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                 6,729                     302                      --
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      61                      --
      Realized gains (losses) on sale of investments.......                     6                    (24)                      21
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                     6                      37                      21
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (3,576)                     996                      47
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (3,570)                   1,033                      68
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              3,159    $              1,335   $                  68
                                                             ====================    ====================   =====================


                                                                               MIST METLIFE ASSET ALLOCATION 100
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            181,683    $            158,967   $             118,210
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                16,174                  14,210                  12,011
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................               165,509                 144,757                 106,199
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                      --
      Realized gains (losses) on sale of investments.......               437,534                 243,289                (55,023)
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................               437,534                 243,289                (55,023)
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...               404,377               4,045,633               2,084,613
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               841,911               4,288,922               2,029,590
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          1,007,420    $          4,433,679   $           2,135,789
                                                             ====================    ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                  MIST METLIFE BALANCED PLUS
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2014                   2013                  2012 (f)
                                                             ---------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $               2,715   $                 778   $                 --
                                                             ---------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                     --
                                                             ---------------------   ---------------------   --------------------
           Net investment income (loss)....................                  2,715                     778                     --
                                                             ---------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 12,036                   1,257                     --
      Realized gains (losses) on sale of investments.......                    220                   2,685                    119
                                                             ---------------------   ---------------------   --------------------
           Net realized gains (losses).....................                 12,256                   3,942                    119
                                                             ---------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                  (517)                   4,689                  1,691
                                                             ---------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 11,739                   8,631                  1,810
                                                             ---------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              14,454   $               9,409   $              1,810
                                                             =====================   =====================   ====================


                                                                MIST METLIFE MULTI-INDEX TARGETED RISK
                                                                          INVESTMENT DIVISION
                                                             --------------------------------------------
                                                                     2014                  2013 (d)
                                                             --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --    $                  6
                                                             --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --
                                                             --------------------    --------------------
           Net investment income (loss)....................                    --                       6
                                                             --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   172                      47
      Realized gains (losses) on sale of investments.......                    90                   (241)
                                                             --------------------    --------------------
           Net realized gains (losses).....................                   262                   (194)
                                                             --------------------    --------------------
      Change in unrealized gains (losses) on investments...                 4,343                      52
                                                             --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 4,605                   (142)
                                                             --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              4,605    $              (136)
                                                             ====================    ====================


                                                                                 MIST METLIFE SMALL CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2014                   2013                    2012
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 366   $              9,744    $                 --
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                    366                  9,744                      --
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 38,852                     --                      --
      Realized gains (losses) on sale of investments.......                 32,257                 47,240                  12,071
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                 71,109                 47,240                  12,071
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               (58,142)                199,123                 129,525
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 12,967                246,363                 141,596
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              13,333   $            256,107    $            141,596
                                                             =====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                              MIST MFS EMERGING MARKETS EQUITY
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,914   $              1,482   $              1,167
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 2,914                  1,482                  1,167
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......               (2,174)                    254                (1,470)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               (2,174)                    254                (1,470)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (31,587)                (3,821)                  9,361
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (33,761)                (3,567)                  7,891
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (30,847)   $            (2,085)   $              9,058
                                                             ====================   ====================   ====================


                                                                              MIST MFS RESEARCH INTERNATIONAL
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                    2014                   2013                   2012
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           483,322    $           475,117   $            282,245
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               18,674                 17,938                 16,065
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................              464,648                457,179                266,180
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......              144,798                 48,641              (345,224)
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................              144,798                 48,641              (345,224)
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...          (2,026,000)              2,877,942              2,185,121
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (1,881,202)              2,926,583              1,839,897
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (1,416,554)    $         3,383,762   $          2,106,077
                                                             ===================    ===================   ====================


                                                                             MIST MORGAN STANLEY MID CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            132,861   $          1,687,241   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               717,140                654,660                579,825
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             (584,279)              1,032,581              (579,825)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......             5,665,992              3,781,941              1,677,793
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             5,665,992              3,781,941              1,677,793
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (2,867,790)             65,460,998             15,368,250
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             2,798,202             69,242,939             17,046,043
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          2,213,923   $         70,275,520   $         16,466,218
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                               MIST OPPENHEIMER GLOBAL EQUITY
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            505,389   $            945,127   $            648,196
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                89,693                 97,189                117,470
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               415,696                847,938                530,726
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,468,712                     --                     --
      Realized gains (losses) on sale of investments.......             1,473,679              1,128,194                700,180
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             2,942,391              1,128,194                700,180
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (2,309,701)              9,078,535              6,406,670
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               632,690             10,206,729              7,106,850
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          1,048,386   $         11,054,667   $          7,637,576
                                                             ====================   ====================   ====================


                                                                             MIST PIMCO INFLATION PROTECTED BOND
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            213,452   $            302,323   $            395,503
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                21,738                 25,479                 26,003
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               191,714                276,844                369,500
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                719,437                725,803
      Realized gains (losses) on sale of investments.......             (162,419)              (174,195)                 75,075
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             (162,419)                545,242                800,878
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               319,472            (2,018,492)              (101,684)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               157,053            (1,473,250)                699,194
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            348,767   $        (1,196,406)   $          1,068,694
                                                             ====================   ====================   ====================


                                                                                   MIST PIMCO TOTAL RETURN
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,261,172   $          2,175,351   $          1,636,863
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                62,315                 65,679                 66,690
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             1,198,857              2,109,672              1,570,173
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                954,935                     --
      Realized gains (losses) on sale of investments.......                36,542                128,011                347,234
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                36,542              1,082,946                347,234
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               873,849            (4,155,495)              2,519,869
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               910,391            (3,072,549)              2,867,103
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          2,109,248   $          (962,877)   $          4,437,276
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                      MIST PIONEER FUND
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              3,502   $              6,252   $              2,902
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 3,502                  6,252                  2,902
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                58,159                     --                     --
      Realized gains (losses) on sale of investments.......                   553                 17,551                  1,266
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                58,712                 17,551                  1,266
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (39,539)                 32,389                 14,560
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                19,173                 49,940                 15,826
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             22,675   $             56,192   $             18,728
                                                             ====================   ====================   ====================


                                                                       MIST PYRAMIS MANAGED RISK
                                                                          INVESTMENT DIVISION
                                                             --------------------------------------------
                                                                     2014                  2013 (d)
                                                             --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --    $                  2
                                                             --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --
                                                             --------------------    --------------------
           Net investment income (loss)....................                    --                       2
                                                             --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     2                       5
      Realized gains (losses) on sale of investments.......                     8                      --
                                                             --------------------    --------------------
           Net realized gains (losses).....................                    10                       5
                                                             --------------------    --------------------
      Change in unrealized gains (losses) on investments...                    48                       6
                                                             --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    58                      11
                                                             --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                 58    $                 13
                                                             ====================    ====================


                                                                              MIST SCHRODERS GLOBAL MULTI-ASSET
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                  2012 (f)
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                398   $                  1    $                 42
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                   398                      1                      42
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,089                     37                      94
      Realized gains (losses) on sale of investments.......                   168                    150                       9
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                 1,257                    187                     103
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                   553                  1,498                    (23)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 1,810                  1,685                      80
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              2,208   $              1,686    $                122
                                                             ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                               MIST SSGA GROWTH AND INCOME ETF
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            195,317   $            186,845   $            133,958
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 9,443                  9,307                  7,748
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               185,874                177,538                126,210
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               463,729                160,153                114,627
      Realized gains (losses) on sale of investments.......               167,009                 90,613                 53,987
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               630,738                250,766                168,614
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (350,740)                431,610                365,606
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               279,998                682,376                534,220
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            465,872   $            859,914   $            660,430
                                                             ====================   ====================   ====================


                                                                                    MIST SSGA GROWTH ETF
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            118,289   $            110,154   $             80,502
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 7,409                  7,236                  5,984
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               110,880                102,918                 74,518
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               348,010                172,116                134,987
      Realized gains (losses) on sale of investments.......               110,391                 83,650                 42,712
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               458,401                255,766                177,699
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (255,403)                467,150                279,360
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               202,998                722,916                457,059
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            313,878   $            825,834   $            531,577
                                                             ====================   ====================   ====================


                                                                             MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $             32,258   $             30,041   $            19,582
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                    --
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................                32,258                 30,041                19,582
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                    --
      Realized gains (losses) on sale of investments.......                 6,947                 22,312               (1,403)
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................                 6,947                 22,312               (1,403)
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...               244,232                456,298               181,043
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               251,179                478,610               179,640
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            283,437   $            508,651   $           199,222
                                                             ====================   ====================   ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                               MIST T. ROWE PRICE MID CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $              98,665   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                39,978                  33,261                 29,751
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................              (39,978)                  65,404               (29,751)
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             2,710,770               1,223,909              2,679,802
      Realized gains (losses) on sale of investments.......               622,719                 608,004               (50,793)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             3,333,489               1,831,913              2,629,009
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...               275,430               5,764,932                206,878
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             3,608,919               7,596,845              2,835,887
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          3,568,941   $           7,662,249   $          2,806,136
                                                             ====================   =====================   ====================


                                                                                  MIST WMC LARGE CAP RESEARCH
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          3,642,958    $          4,873,934   $          3,715,688
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             2,017,025               1,786,264              1,609,817
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................             1,625,933               3,087,670              2,105,871
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......             5,779,958               1,187,504            (3,353,915)
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................             5,779,958               1,187,504            (3,353,915)
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...            41,616,595              96,008,684             38,395,441
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            47,396,553              97,196,188             35,041,526
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         49,022,486    $        100,283,858   $         37,147,397
                                                             ====================    ====================   ====================


                                                                           MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $            614,397   $            674,943    $            525,164
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................               202,918                198,504                 183,754
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................               411,479                476,439                 341,410
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                      --
      Realized gains (losses) on sale of investments.......             (176,452)              (474,270)             (1,190,404)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................             (176,452)              (474,270)             (1,190,404)
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...           (1,735,615)              5,921,616               7,502,480
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (1,912,067)              5,447,346               6,312,076
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (1,500,588)   $          5,923,785    $          6,653,486
                                                             ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                               MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                      2014                   2013                   2012
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           3,642,812   $          4,111,311   $          4,275,027
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 40,346                 40,998                 43,939
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................              3,602,466              4,070,313              4,231,088
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                     --                     --
      Realized gains (losses) on sale of investments.......                 62,943                125,172                604,720
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................                 62,943                125,172                604,720
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              3,247,015            (6,977,167)              (447,969)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              3,309,958            (6,851,995)                156,751
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           6,912,424   $        (2,781,682)   $          4,387,839
                                                             =====================   ====================   ====================


                                                                                  MSF BLACKROCK BOND INCOME
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          2,833,552   $           3,290,462   $          2,288,505
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               293,168                 301,259                317,038
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................             2,540,384               2,989,203              1,971,467
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --               2,005,629                551,492
      Realized gains (losses) on sale of investments.......                70,435                 142,786                354,078
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                70,435               2,148,415                905,570
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             2,699,020             (6,076,619)              2,995,775
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             2,769,455             (3,928,204)              3,901,345
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          5,309,839   $           (939,001)   $          5,872,812
                                                             ====================   =====================   ====================


                                                                             MSF BLACKROCK CAPITAL APPRECIATION
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              7,533   $             144,698   $             41,947
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                10,001                   8,874                  8,390
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               (2,468)                 135,824                 33,557
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......             3,803,528                 321,200                261,278
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             3,803,528                 321,200                261,278
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...           (2,831,679)               4,769,715              1,344,869
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               971,849               5,090,915              1,606,147
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            969,381   $           5,226,739   $          1,639,704
                                                             ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                MSF BLACKROCK LARGE CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            240,568   $            225,484   $            229,106
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                23,616                 19,704                 19,727
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               216,952                205,780                209,379
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             4,383,514                871,774              2,231,565
      Realized gains (losses) on sale of investments.......              (65,732)                 44,941              (224,253)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             4,317,782                916,715              2,007,312
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (2,739,427)              3,399,848              (358,711)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             1,578,355              4,316,563              1,648,601
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          1,795,307   $          4,522,343   $          1,857,980
                                                             ====================   ====================   ====================


                                                                                 MSF BLACKROCK MONEY MARKET
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                38,422                 45,649                 48,731
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................              (38,422)               (45,649)               (48,731)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                    --                     --                     --
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (38,422)   $           (45,649)   $           (48,731)
                                                             ====================   ====================   ====================


                                                                                 MSF FRONTIER MID CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $          2,591,979   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             1,529,952              1,371,993              1,258,555
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................           (1,529,952)              1,219,986            (1,258,555)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            20,270,585              4,884,883                     --
      Realized gains (losses) on sale of investments.......             5,829,957              5,761,928              2,892,428
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            26,100,542             10,646,811              2,892,428
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (1,683,974)             45,562,137             17,096,166
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            24,416,568             56,208,948             19,988,594
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         22,886,616   $         57,428,934   $         18,730,039
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                      MSF JENNISON GROWTH
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             57,642    $             81,129   $             37,925
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                13,806                  11,843                  9,820
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                43,836                  69,286                 28,105
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,172,046                 199,135              2,671,966
      Realized gains (losses) on sale of investments.......               588,171                 549,515                139,207
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................             1,760,217                 748,650              2,811,173
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...               102,570               5,442,828              (683,735)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             1,862,787               6,191,478              2,127,438
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          1,906,623    $          6,260,764   $          2,155,543
                                                             ====================    ====================   ====================


                                                                              MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             10,698   $             95,451   $                  --
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                24,993                 22,893                  18,930
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................              (14,295)                 72,558                (18,930)
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             3,179,934              1,618,689                 452,678
      Realized gains (losses) on sale of investments.......               437,509                624,015                 282,308
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................             3,617,443              2,242,704                 734,986
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...           (2,720,783)              5,169,026               1,736,369
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               896,660              7,411,730               2,471,355
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            882,365   $          7,484,288   $           2,452,425
                                                             ====================   ====================   =====================


                                                                             MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                10,498                  8,824                  7,211
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................              (10,498)                (8,824)                (7,211)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,374,358                     --                     --
      Realized gains (losses) on sale of investments.......               486,190                444,863                192,524
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             1,860,548                444,863                192,524
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (1,752,743)              3,463,471                678,535
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               107,805              3,908,334                871,059
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             97,307   $          3,899,510   $            863,848
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                 MSF MET/ARTISAN MID CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                    2012
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $            459,965    $            561,888    $            483,287
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                58,197                  55,101                  46,626
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................               401,768                 506,787                 436,661
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                      --
      Realized gains (losses) on sale of investments.......             1,070,144                 684,691               (286,700)
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................             1,070,144                 684,691               (286,700)
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...             (313,797)              16,708,173               5,263,295
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               756,347              17,392,864               4,976,595
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          1,158,115    $         17,899,651    $          5,413,256
                                                             ====================    ====================    ====================


                                                                                 MSF METLIFE ASSET ALLOCATION 20
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2014                    2013                    2012
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             209,842   $             169,434   $             148,047
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                  8,381                   8,929                   9,352
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                201,461                 160,505                 138,695
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                213,606                  25,756                 114,982
      Realized gains (losses) on sale of investments.......                 25,638                  56,127                  59,284
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                239,244                  81,883                 174,266
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (203,125)                (14,063)                 123,869
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 36,119                  67,820                 298,135
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             237,580   $             228,325   $             436,830
                                                             =====================   =====================   =====================


                                                                                 MSF METLIFE ASSET ALLOCATION 40
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2014                    2013                    2012
                                                             ---------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             291,635    $            252,710    $            219,743
                                                             ---------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 18,482                  17,423                  14,684
                                                             ---------------------    --------------------    --------------------
           Net investment income (loss)....................                273,153                 235,287                 205,059
                                                             ---------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                346,288                  95,776                  21,976
      Realized gains (losses) on sale of investments.......                121,187                 210,565                  59,559
                                                             ---------------------    --------------------    --------------------
           Net realized gains (losses).....................                467,475                 306,341                  81,535
                                                             ---------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (270,968)                 418,401                 541,162
                                                             ---------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                196,507                 724,742                 622,697
                                                             ---------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             469,660    $            960,029    $            827,756
                                                             =====================    ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                MSF METLIFE ASSET ALLOCATION 60
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                    2012
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,206,188    $          1,058,783    $          1,056,014
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                84,872                  79,987                  72,676
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................             1,121,316                 978,796                 983,338
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             2,031,851                 386,257                      --
      Realized gains (losses) on sale of investments.......               808,239               1,204,992                 307,411
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................             2,840,090               1,591,249                 307,411
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...           (1,284,610)               5,640,223               3,912,908
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             1,555,480               7,231,472               4,220,319
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          2,676,796    $          8,210,268    $          5,203,657
                                                             ====================    ====================    ====================


                                                                                 MSF METLIFE ASSET ALLOCATION 80
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2014                    2013                    2012
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $           1,754,790   $           1,416,783   $           1,528,175
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 84,172                  85,508                  75,645
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................              1,670,618               1,331,275               1,452,530
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                      --
      Realized gains (losses) on sale of investments.......              1,673,184               1,631,177                 342,924
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................              1,673,184               1,631,177                 342,924
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              1,795,645              15,682,919               8,619,633
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              3,468,829              17,314,096               8,962,557
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           5,139,447   $          18,645,371   $          10,415,087
                                                             =====================   =====================   =====================


                                                                                 MSF METLIFE MID CAP STOCK INDEX
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2014                    2013                    2012
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             910,209   $             981,648   $             662,912
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 66,825                  59,983                  51,493
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                843,384                 921,665                 611,419
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              4,123,805               2,405,800               2,787,031
      Realized gains (losses) on sale of investments.......              4,161,062               1,774,205                 830,830
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................              8,284,867               4,180,005               3,617,861
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...            (1,040,640)              18,736,176               6,545,785
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              7,244,227              22,916,181              10,163,646
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           8,087,611   $          23,837,846   $          10,775,065
                                                             =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                   MSF METLIFE STOCK INDEX
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $         15,723,375   $         15,228,884    $         12,674,264
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................             2,152,159              1,937,634               1,725,734
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................            13,571,216             13,291,250              10,948,530
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            23,073,733             12,357,151               5,087,401
      Realized gains (losses) on sale of investments.......            22,399,491             12,306,567               3,743,076
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................            45,473,224             24,663,718               8,830,477
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...            58,022,278            191,004,236              82,239,455
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           103,495,502            215,667,954              91,069,932
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        117,066,718   $        228,959,204    $        102,018,462
                                                             ====================   ====================    ====================


                                                                                    MSF MFS TOTAL RETURN
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            230,037   $            226,568   $            220,676
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 8,485                  7,921                  6,627
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               221,552                218,647                214,049
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......               193,152                 99,210                 32,260
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               193,152                 99,210                 32,260
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               388,544              1,215,884                595,278
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               581,696              1,315,094                627,538
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            803,248   $          1,533,741   $            841,587
                                                             ====================   ====================   ====================


                                                                                        MSF MFS VALUE
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,410,912   $           1,234,016   $          1,079,462
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                70,434                  63,296                 47,838
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................             1,340,478               1,170,720              1,031,624
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             3,936,675               2,095,342                768,644
      Realized gains (losses) on sale of investments.......             1,680,541               1,087,562                200,451
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             5,617,216               3,182,904                969,095
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             1,679,688              17,288,533              6,505,435
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             7,296,904              20,471,437              7,474,530
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          8,637,382   $          21,642,157   $          8,506,154
                                                             ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                     MSF MSCI EAFE INDEX
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,985,462   $          2,250,635   $          1,993,048
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                40,521                 39,550                 34,978
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             1,944,941              2,211,085              1,958,070
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......             1,139,967                838,301               (63,228)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             1,139,967                838,301               (63,228)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (7,881,915)             11,746,223              9,143,347
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (6,741,948)             12,584,524              9,080,119
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (4,797,007)   $         14,795,609   $         11,038,189
                                                             ====================   ====================   ====================


                                                                                MSF NEUBERGER BERMAN GENESIS
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            420,580   $            744,713   $            297,555
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                96,260                 89,260                 75,540
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               324,320                655,453                222,015
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......             1,496,496                614,602              (730,868)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             1,496,496                614,602              (730,868)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (2,029,896)             30,722,824              8,168,095
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (533,400)             31,337,426              7,437,227
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (209,080)   $         31,992,879   $          7,659,242
                                                             ====================   ====================   ====================


                                                                                   MSF RUSSELL 2000 INDEX
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            812,259   $            982,173   $            623,816
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                48,414                 47,086                 39,701
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               763,845                935,087                584,115
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,573,978                     --                     --
      Realized gains (losses) on sale of investments.......             2,223,932              1,797,318                721,576
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             3,797,910              1,797,318                721,576
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (996,894)             17,937,722              6,793,518
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             2,801,016             19,735,040              7,515,094
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          3,564,861   $         20,670,127   $          8,099,209
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                             MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             48,493   $             163,280   $             58,548
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                54,764                  41,708                 23,330
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               (6,271)                 121,572                 35,218
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             5,537,905                      --                     --
      Realized gains (losses) on sale of investments.......             2,356,884               2,302,973                996,117
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             7,894,789               2,302,973                996,117
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             (880,615)              19,823,349              6,924,755
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             7,014,174              22,126,322              7,920,872
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          7,007,903   $          22,247,894   $          7,956,090
                                                             ====================   =====================   ====================


                                                                              MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             19,192   $             373,197   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               389,795                 356,357                304,065
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................             (370,603)                  16,840              (304,065)
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             8,559,449               5,766,149              9,066,425
      Realized gains (losses) on sale of investments.......             9,322,153               3,667,968              2,397,895
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................            17,881,602               9,434,117             11,464,320
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...          (10,294,099)              30,236,593              2,263,900
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             7,587,503              39,670,710             13,728,220
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          7,216,900   $          39,687,550   $         13,424,155
                                                             ====================   =====================   ====================


                                                                             MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 983   $                669   $                  --
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................                    983                    669                      --
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  3,054                     --                   2,613
      Realized gains (losses) on sale of investments.......                (3,490)                   (55)                   (729)
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................                  (436)                   (55)                   1,884
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (44,636)                 14,171                 (2,269)
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (45,072)                 14,116                   (385)
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (44,089)   $             14,785   $               (385)
                                                             =====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                 MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                    2014                   2013                   2012
                                                             -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,377,573    $         1,259,304    $           891,838
                                                             -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................               33,455                 33,218                 32,820
                                                             -------------------    -------------------    -------------------
           Net investment income (loss)....................            1,344,118              1,226,086                859,018
                                                             -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......              163,589                194,088                204,230
                                                             -------------------    -------------------    -------------------
           Net realized gains (losses).....................              163,589                194,088                204,230
                                                             -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments...            (168,552)            (1,174,913)              1,584,984
                                                             -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (4,963)              (980,825)              1,789,214
                                                             -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,339,155    $           245,261    $         2,648,232
                                                             ===================    ===================    ===================


                                                                        MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            319,215   $            353,673   $            348,936
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                16,566                 16,498                 18,045
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               302,649                337,175                330,891
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......               (4,464)                  3,029                 19,763
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               (4,464)                  3,029                 19,763
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               143,123              (476,487)                185,906
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               138,659              (473,458)                205,669
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            441,308   $          (136,283)   $            536,560
                                                             ====================   ====================   ====================


                                                                                      MSF WMC BALANCED
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          6,099,011   $          6,982,518   $          6,071,412
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             1,647,006              1,536,230              1,471,028
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             4,452,005              5,446,288              4,600,384
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......             5,320,748              2,747,913              1,094,116
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             5,320,748              2,747,913              1,094,116
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            19,346,415             43,444,585             23,691,349
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            24,667,163             46,192,498             24,785,465
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         29,119,168   $         51,638,786   $         29,385,849
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012





                                                                              MSF WMC CORE EQUITY OPPORTUNITIES
                                                                                     INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $           508,892    $           908,277    $           475,355
                                                             -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................               57,279                 53,237                 49,148
                                                             -------------------    -------------------    -------------------
           Net investment income (loss)....................              451,613                855,040                426,207
                                                             -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            6,081,753              1,084,791                     --
      Realized gains (losses) on sale of investments.......            1,674,792              1,697,357                549,533
                                                             -------------------    -------------------    -------------------
           Net realized gains (losses).....................            7,756,545              2,782,148                549,533
                                                             -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments...            (869,547)             15,346,828              5,763,493
                                                             -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            6,886,998             18,128,976              6,313,026
                                                             -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         7,338,611    $        18,984,016    $         6,739,233
                                                             ===================    ===================    ===================


                                                               OPPENHEIMER VA
                                                                 MAIN STREET
                                                                  SMALL CAP
                                                             INVESTMENT DIVISION
                                                             --------------------
                                                                  2014 (g)
                                                             --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --
                                                             --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --
                                                             --------------------
           Net investment income (loss)....................                    --
                                                             --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --
      Realized gains (losses) on sale of investments.......                    --
                                                             --------------------
           Net realized gains (losses).....................                    --
                                                             --------------------
      Change in unrealized gains (losses) on investments...                   198
                                                             --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                   198
                                                             --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $                198
                                                             ====================




                                                                                     PIMCO VIT ALL ASSET
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2014                   2013                   2012
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             49,509   $             21,748   $              6,301
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                49,509                 21,748                  6,301
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                    28                  (591)                    190
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                    28                  (591)                    190
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (44,010)               (24,638)                  8,832
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (43,982)               (25,229)                  9,022
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              5,527   $            (3,481)   $             15,323
                                                             ====================   ====================   ====================




                                                                PIMCO VIT COMMODITY REALRETURN STRATEGY
                                                                          INVESTMENT DIVISION
                                                             -------------------------------------------
                                                                     2014                 2013 (d)
                                                              -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................   $                86    $                --
                                                              -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --
                                                              -------------------    -------------------
           Net investment income (loss)....................                    86                     --
                                                              -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --
      Realized gains (losses) on sale of investments.......                  (39)                    (5)
                                                              -------------------    -------------------
           Net realized gains (losses).....................                  (39)                    (5)
                                                              -------------------    -------------------
      Change in unrealized gains (losses) on investments...              (10,088)                  (126)
                                                              -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (10,127)                  (131)
                                                              -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................   $          (10,041)    $             (131)
                                                              ===================    ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                   PIMCO VIT LOW DURATION
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             17,764   $             22,872   $              18,366
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                17,764                 22,872                  18,366
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                      --
      Realized gains (losses) on sale of investments.......                   512                  3,304                   1,749
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................                   512                  3,304                   1,749
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (4,896)               (33,450)                  34,493
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (4,384)               (30,146)                  36,242
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             13,380   $            (7,274)   $              54,608
                                                             ====================   ====================   =====================


                                                                                   PIONEER VCT MID CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 452   $                425   $              1,561
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                     --
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................                    452                    425                  1,561
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  6,866                     --                     --
      Realized gains (losses) on sale of investments.......                  1,056                 29,038                    595
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................                  7,922                 29,038                    595
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                    732                (1,134)                 12,468
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  8,654                 27,904                 13,063
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               9,106   $             28,329   $             14,624
                                                             =====================   ====================   ====================


                                                                    PUTNAM VT INTERNATIONAL VALUE
                                                                         INVESTMENT DIVISION
                                                             -------------------------------------------
                                                                     2014                 2013 (b)
                                                             --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 95   $                 --
                                                             --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --
                                                             --------------------   --------------------
           Net investment income (loss)....................                    95                     --
                                                             --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --
      Realized gains (losses) on sale of investments.......                    46                     10
                                                             --------------------   --------------------
           Net realized gains (losses).....................                    46                     10
                                                             --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 (775)                    477
                                                             --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (729)                    487
                                                             --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              (634)   $                487
                                                             ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                        ROYCE MICRO-CAP
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                  38   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                    --                      38                     --
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   657                     197                  8,060
      Realized gains (losses) on sale of investments.......                    13                  87,518                  1,017
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                   670                  87,715                  9,077
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                 (951)                (23,953)                 15,667
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (281)                  63,762                 24,744
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              (281)   $              63,800   $             24,744
                                                             ====================   =====================   ====================


                                                                                        ROYCE SMALL-CAP
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 64    $              6,679   $                586
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                    64                   6,679                    586
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 5,932                  34,717                 13,477
      Realized gains (losses) on sale of investments.......               105,416                  34,201                 22,187
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................               111,348                  68,918                 35,664
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (144,191)                 110,499                 34,489
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (32,843)                 179,417                 70,153
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (32,779)    $            186,096   $             70,739
                                                             ====================    ====================   ====================


                                                                                  UIF EMERGING MARKETS DEBT
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2014                   2013                    2012
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             66,166   $             51,315    $             16,821
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                66,166                 51,315                  16,821
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 9,104                 15,729                      --
      Realized gains (losses) on sale of investments.......              (26,242)                (4,843)                   2,466
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................              (17,138)                 10,886                   2,466
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                 6,462              (181,259)                  89,788
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (10,676)              (170,373)                  92,254
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             55,490   $          (119,058)    $            109,075
                                                             ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                  UIF EMERGING MARKETS EQUITY
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                    2012
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              4,726    $             14,065   $                  --
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                 4,726                  14,065                      --
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                      --
      Realized gains (losses) on sale of investments.......                14,990                   6,766                    (26)
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                14,990                   6,766                    (26)
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...             (166,226)                (38,224)                 139,206
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (151,236)                (31,458)                 139,180
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          (146,510)    $           (17,393)   $             139,180
                                                             ====================    ====================   =====================


                                                                               WELLS FARGO VT TOTAL RETURN BOND
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2014                    2013                   2012
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              5,207   $               4,298   $               4,369
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................                 5,207                   4,298                   4,369
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                   9,579                   6,160
      Realized gains (losses) on sale of investments.......               (1,528)                   1,277                   1,595
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................               (1,528)                  10,856                   7,755
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                12,966                (21,523)                   5,968
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                11,438                (10,667)                  13,723
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             16,645   $             (6,369)   $              18,092
                                                             ====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012




                                                                   ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                                              INVESTMENT DIVISION
                                                         -----------------------------------------------------------
                                                                 2014                2013                2012
                                                         -------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                --  $               13  $               --
   Net realized gains (losses).........................                1,302             (1,496)         (1,307,724)
   Change in unrealized gains (losses) on investments..                2,635              14,581           1,419,031
                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................                3,937              13,098             111,307
                                                         -------------------  ------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                1,269               1,269               4,561
   Net transfers (including fixed account).............               13,633               6,694         (4,345,166)
   Policy charges......................................              (2,507)             (2,064)             (2,096)
   Transfers for policy benefits and terminations......              (6,798)            (14,687)               (445)
                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                5,597             (8,788)         (4,343,146)
                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets.............                9,534               4,310         (4,231,839)
NET ASSETS:
   Beginning of year...................................               66,166              61,856           4,293,695
                                                         -------------------  ------------------  ------------------
   End of year.........................................  $            75,700  $           66,166  $           61,856
                                                         ===================  ==================  ==================



                                                                     ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                                                             INVESTMENT DIVISION
                                                         -----------------------------------------------------------
                                                                2014                2013                 2012
                                                         ------------------  ------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            1,921  $            1,888  $             2,404
   Net realized gains (losses).........................                 689               1,651                1,787
   Change in unrealized gains (losses) on investments..                 952             (5,086)                (188)
                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               3,562             (1,547)                4,003
                                                         ------------------  ------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 644                  --                8,926
   Net transfers (including fixed account).............                  32            (42,312)               44,909
   Policy charges......................................             (2,264)             (1,794)              (1,818)
   Transfers for policy benefits and terminations......                  --                (32)                  (6)
                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (1,588)            (44,138)               52,011
                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets.............               1,974            (45,685)               56,014
NET ASSETS:
   Beginning of year...................................              57,615             103,300               47,286
                                                         ------------------  ------------------  -------------------
   End of year.........................................  $           59,589  $           57,615  $           103,300
                                                         ==================  ==================  ===================

                                                          AMERICAN CENTURY
                                                             VP CAPITAL
                                                            APPRECIATION
                                                         INVESTMENT DIVISION
                                                         -------------------
                                                              2014 (a)
                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               --
   Net realized gains (losses).........................                  12
   Change in unrealized gains (losses) on investments..                  42
                                                         -------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  54
                                                         -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  --
   Net transfers (including fixed account).............                 589
   Policy charges......................................               (211)
   Transfers for policy benefits and terminations......                  --
                                                         -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 378
                                                         -------------------
     Net increase (decrease) in net assets.............                 432
NET ASSETS:
   Beginning of year...................................                  --
                                                         -------------------
   End of year.........................................  $              432
                                                         ===================



                                                                              AMERICAN FUNDS BOND
                                                                              INVESTMENT DIVISION
                                                         -----------------------------------------------------------
                                                                 2014                2013                2012
                                                         -------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           106,624  $           91,592  $          123,941
   Net realized gains (losses).........................                6,927              62,302              27,506
   Change in unrealized gains (losses) on investments..              172,487           (282,587)             108,693
                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................              286,038           (128,693)             260,140
                                                         -------------------  ------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              623,827             663,938             681,465
   Net transfers (including fixed account).............              255,803             291,663             491,460
   Policy charges......................................            (362,278)           (373,489)           (388,415)
   Transfers for policy benefits and terminations......            (416,749)           (284,454)           (359,799)
                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              100,603             297,658             424,711
                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets.............              386,641             168,965             684,851
NET ASSETS:
   Beginning of year...................................            5,589,275           5,420,310           4,735,459
                                                         -------------------  ------------------  ------------------
   End of year.........................................  $         5,975,916  $        5,589,275  $        5,420,310
                                                         ===================  ==================  ==================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                    2012
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (6,851)   $            481,756    $            681,533
   Net realized gains (losses).........................             1,349,400                556,105               (342,892)
   Change in unrealized gains (losses) on investments..                96,482             15,213,508               9,028,936
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,439,031             16,251,369               9,367,577
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,749,295              6,319,815               6,754,997
   Net transfers (including fixed account).............             (675,673)            (1,380,353)             (1,743,129)
   Policy charges......................................           (3,816,323)            (3,857,829)             (3,801,507)
   Transfers for policy benefits and terminations......           (4,204,832)            (4,504,188)             (3,815,121)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,947,533)            (3,422,555)             (2,604,760)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............           (1,508,502)             12,828,814               6,762,817
NET ASSETS:
   Beginning of year...................................            72,066,620             59,237,806              52,474,989
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $         70,558,118   $         72,066,620    $         59,237,806
                                                         ====================   ====================    ====================

                                                                                 AMERICAN FUNDS GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                    2013                   2012
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           1,134,555   $          1,225,604   $            879,818
   Net realized gains (losses).........................             11,523,746              2,872,251              1,170,827
   Change in unrealized gains (losses) on investments..                413,436             34,086,809             18,556,699
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             13,071,737             38,184,664             20,607,344
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             12,033,016             12,807,035             13,860,300
   Net transfers (including fixed account).............            (1,562,797)            (2,855,702)            (3,812,042)
   Policy charges......................................            (8,831,204)            (8,755,241)            (8,845,036)
   Transfers for policy benefits and terminations......           (10,353,575)            (9,748,734)            (9,088,854)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (8,714,560)            (8,552,642)            (7,885,632)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              4,357,177             29,632,022             12,721,712
NET ASSETS:
   Beginning of year...................................            160,553,244            130,921,222            118,199,510
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $         164,910,421   $        160,553,244   $        130,921,222
                                                         =====================   ====================   ====================

                                                                            AMERICAN FUNDS GROWTH-INCOME
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                    2012
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,235,698   $          1,145,692    $          1,175,138
   Net realized gains (losses).........................             7,216,223              1,441,252                 300,932
   Change in unrealized gains (losses) on investments..             1,935,227             23,374,516              10,629,027
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            10,387,148             25,961,460              12,105,097
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             7,556,304              8,145,719               8,728,377
   Net transfers (including fixed account).............             (746,690)              (404,802)             (1,135,580)
   Policy charges......................................           (5,923,496)            (5,713,396)             (5,615,768)
   Transfers for policy benefits and terminations......           (6,455,691)            (6,390,541)             (5,724,226)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (5,569,573)            (4,363,020)             (3,747,197)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             4,817,575             21,598,440               8,357,900
NET ASSETS:
   Beginning of year...................................           101,213,157             79,614,717              71,256,817
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $        106,030,732   $        101,213,157    $         79,614,717
                                                         ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                             AMERICAN FUNDS INTERNATIONAL
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              9,668    $              7,749   $               7,535
   Net realized gains (losses).........................                 3,059                  27,615                 (1,402)
   Change in unrealized gains (losses) on investments..              (30,549)                  63,361                  82,398
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (17,822)                  98,725                  88,531
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                19,466                   4,396                  46,649
   Net transfers (including fixed account).............                22,024                  63,675                (25,495)
   Policy charges......................................              (10,594)                 (9,192)                (12,774)
   Transfers for policy benefits and terminations......              (16,461)                (24,265)                (69,569)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                14,435                  34,614                (61,189)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............               (3,387)                 133,339                  27,342
NET ASSETS:
   Beginning of year...................................               685,392                 552,053                 524,711
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $            682,005    $            685,392   $             552,053
                                                         ====================    ====================   =====================

                                                                  AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                520    $                317   $                 440
   Net realized gains (losses).........................                  (30)                   1,230                   1,510
   Change in unrealized gains (losses) on investments..                 1,820                 (2,996)                 (1,126)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 2,310                 (1,449)                     824
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 1,253                   4,239                   6,275
   Net transfers (including fixed account).............                    --                     289                      --
   Policy charges......................................               (1,489)                 (1,787)                 (1,867)
   Transfers for policy benefits and terminations......                   (6)                      --                 (5,579)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 (242)                   2,741                 (1,171)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............                 2,068                   1,292                   (347)
NET ASSETS:
   Beginning of year...................................                46,484                  45,192                  45,539
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $             48,552    $             46,484   $              45,192
                                                         ====================    ====================   =====================

                                                                            DREYFUS VIF INTERNATIONAL VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               3,201   $              4,021    $              4,882
   Net realized gains (losses).........................                  (210)                  (906)                 (1,011)
   Change in unrealized gains (losses) on investments..               (26,366)                 42,909                  18,857
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (23,375)                 46,024                  22,728
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                     --                     895
   Net transfers (including fixed account).............                     --                (2,380)                       6
   Policy charges......................................                (2,373)                (2,445)                 (2,557)
   Transfers for policy benefits and terminations......                     --                   (15)                      --
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (2,373)                (4,840)                 (1,656)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............               (25,748)                 41,184                  21,072
NET ASSETS:
   Beginning of year...................................                246,317                205,133                 184,061
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $             220,569   $            246,317    $            205,133
                                                         =====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                          FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2014                    2013                     2012
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              20,809   $              16,073   $              24,972
   Net realized gains (losses).........................                 35,424                 115,489                  35,697
   Change in unrealized gains (losses) on investments..                 59,690                 260,059                 172,026
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                115,923                 391,621                 232,695
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                105,211                 116,700                 122,067
   Net transfers (including fixed account).............                 60,739               (143,822)                 249,730
   Policy charges......................................               (76,841)                (76,211)                (68,776)
   Transfers for policy benefits and terminations......               (47,777)               (324,598)                      --
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 41,332               (427,931)                 303,021
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                157,255                (36,310)                 535,716
NET ASSETS:
   Beginning of year...................................              1,929,922               1,966,232               1,430,516
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $           2,087,177   $           1,929,922   $           1,966,232
                                                         =====================   =====================   =====================

                                                                                FIDELITY VIP CONTRAFUND
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2014                    2013                     2012
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              24,338   $              23,521   $              28,837
   Net realized gains (losses).........................                118,141                 147,133                  38,806
   Change in unrealized gains (losses) on investments..                174,211                 505,651                 288,092
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                316,690                 676,305                 355,735
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                105,425                  94,804                 127,751
   Net transfers (including fixed account).............               (10,694)               (270,104)                (78,043)
   Policy charges......................................               (90,082)                (97,806)                (99,800)
   Transfers for policy benefits and terminations......               (58,177)                (95,919)               (114,270)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (53,528)               (369,025)               (164,362)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                263,162                 307,280                 191,373
NET ASSETS:
   Beginning of year...................................              2,650,302               2,343,022               2,151,649
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $           2,913,464   $           2,650,302   $           2,343,022
                                                         =====================   =====================   =====================

                                                                               FIDELITY VIP EQUITY-INCOME
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2014                    2013                    2012
                                                         ---------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 687    $                752    $              1,836
   Net realized gains (losses).........................                  1,056                   4,118                   3,239
   Change in unrealized gains (losses) on investments..                     37                   3,227                 (1,146)
                                                         ---------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  1,780                   8,097                   3,929
                                                         ---------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  1,877                   7,468                   1,366
   Net transfers (including fixed account).............               (11,506)                (43,901)                  39,024
   Policy charges......................................                  (409)                   (491)                   (617)
   Transfers for policy benefits and terminations......                    (1)                      --                      --
                                                         ---------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (10,039)                (36,924)                  39,773
                                                         ---------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............                (8,259)                (28,827)                  43,702
NET ASSETS:
   Beginning of year...................................                 33,464                  62,291                  18,589
                                                         ---------------------    --------------------    --------------------
   End of year.........................................  $              25,205    $             33,464    $             62,291
                                                         =====================    ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                               FIDELITY VIP FREEDOM 2010
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 746   $                 563   $                 564
   Net realized gains (losses).........................                  3,453                     665                     633
   Change in unrealized gains (losses) on investments..                (2,030)                   3,994                   2,707
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  2,169                   5,222                   3,904
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 53,609                   2,634                   2,629
   Net transfers (including fixed account).............                     --                      --                     210
   Policy charges......................................                     --                      --                      --
   Transfers for policy benefits and terminations......               (53,906)                 (1,252)                 (1,249)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                  (297)                   1,382                   1,590
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                  1,872                   6,604                   5,494
NET ASSETS:
   Beginning of year...................................                 46,242                  39,638                  34,144
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $              48,114   $              46,242   $              39,638
                                                         =====================   =====================   =====================

                                                                               FIDELITY VIP FREEDOM 2020
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         --------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             16,169    $              16,012   $              14,905
   Net realized gains (losses).........................                38,833                   21,982                  14,637
   Change in unrealized gains (losses) on investments..               (8,502)                   93,753                  62,352
                                                         --------------------    ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                46,500                  131,747                  91,894
                                                         --------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               113,318                   13,583                  13,429
   Net transfers (including fixed account).............                    --                   94,207                (20,603)
   Policy charges......................................              (12,214)                 (11,540)                (10,886)
   Transfers for policy benefits and terminations......             (140,759)                 (15,006)                 (8,824)
                                                         --------------------    ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (39,655)                   81,244                (26,884)
                                                         --------------------    ---------------------   ---------------------
     Net increase (decrease) in net assets.............                 6,845                  212,991                  65,010
NET ASSETS:
   Beginning of year...................................               977,715                  764,724                 699,714
                                                         --------------------    ---------------------   ---------------------
   End of year.........................................  $            984,560    $             977,715   $             764,724
                                                         ====================    =====================   =====================

                                                                   FIDELITY VIP FREEDOM 2025
                                                                      INVESTMENT DIVISION
                                                         ---------------------------------------------
                                                                 2014                  2013 (b)
                                                         ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 613   $                 694
   Net realized gains (losses).........................                  1,235                     413
   Change in unrealized gains (losses) on investments..                     73                   3,626
                                                         ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  1,921                   4,733
                                                         ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                      --
   Net transfers (including fixed account).............                     --                  38,425
   Policy charges......................................                (4,514)                 (2,977)
   Transfers for policy benefits and terminations......                     --                      --
                                                         ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (4,514)                  35,448
                                                         ---------------------   ---------------------
     Net increase (decrease) in net assets.............                (2,593)                  40,181
NET ASSETS:
   Beginning of year...................................                 40,181                      --
                                                         ---------------------   ---------------------
   End of year.........................................  $              37,588   $              40,181
                                                         =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                               FIDELITY VIP FREEDOM 2030
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,195   $                 763   $                 665
   Net realized gains (losses).........................                 13,333                   3,547                   3,280
   Change in unrealized gains (losses) on investments..               (10,096)                   5,619                   3,591
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  4,432                   9,929                   7,536
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                197,624                   8,643                   1,320
   Net transfers (including fixed account).............                (1,696)                     618                (21,760)
   Policy charges......................................                     --                      --                      --
   Transfers for policy benefits and terminations......              (180,726)                      --                 (1,232)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 15,202                   9,261                (21,672)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                 19,634                  19,190                (14,136)
NET ASSETS:
   Beginning of year...................................                 62,024                  42,834                  56,970
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $              81,658   $              62,024   $              42,834
                                                         =====================   =====================   =====================

                                                                   FIDELITY VIP FREEDOM 2040
                                                                      INVESTMENT DIVISION
                                                         ---------------------------------------------
                                                                 2014                  2013 (c)
                                                         --------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                767    $                 153
   Net realized gains (losses).........................                 1,236                       80
   Change in unrealized gains (losses) on investments..                 (709)                      545
                                                         --------------------    ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 1,294                      778
                                                         --------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               138,827                    4,187
   Net transfers (including fixed account).............                    --                    6,866
   Policy charges......................................                    --                       --
   Transfers for policy benefits and terminations......              (98,455)                       --
                                                         --------------------    ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                40,372                   11,053
                                                         --------------------    ---------------------
     Net increase (decrease) in net assets.............                41,666                   11,831
NET ASSETS:
   Beginning of year...................................                11,831                       --
                                                         --------------------    ---------------------
   End of year.........................................  $             53,497    $              11,831
                                                         ====================    =====================

                                                                               FIDELITY VIP FREEDOM 2050
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 355   $                 195   $                 283
   Net realized gains (losses).........................                  6,639                     323                   2,160
   Change in unrealized gains (losses) on investments..                (5,093)                   4,037                     199
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  1,901                   4,555                   2,642
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 91,003                      13                      --
   Net transfers (including fixed account).............                     --                      --                      --
   Policy charges......................................                     --                      --                      --
   Transfers for policy benefits and terminations......               (88,212)                   (353)                   (281)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                  2,791                   (340)                   (281)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                  4,692                   4,215                   2,361
NET ASSETS:
   Beginning of year...................................                 22,014                  17,799                  15,438
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $              26,706   $              22,014   $              17,799
                                                         =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                               FIDELITY VIP HIGH INCOME
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             10,183    $              9,677    $              9,229
   Net realized gains (losses).........................                   158                      73                      67
   Change in unrealized gains (losses) on investments..               (8,210)                   (126)                 (1,277)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 2,131                   9,624                   8,019
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 3,323                      --                   1,301
   Net transfers (including fixed account).............                 3,881                      70                 115,054
   Policy charges......................................               (5,057)                 (4,648)                 (2,451)
   Transfers for policy benefits and terminations......                  (91)                 (2,200)                      --
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 2,056                 (6,778)                 113,904
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............                 4,187                   2,846                 121,923
NET ASSETS:
   Beginning of year...................................               167,992                 165,146                  43,223
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $            172,179    $            167,992    $            165,146
                                                         ====================    ====================    ====================

                                                                           FIDELITY VIP INVESTMENT GRADE BOND
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2014                    2013                    2012
                                                         ---------------------   ---------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              26,958   $              39,909    $             37,562
   Net realized gains (losses).........................               (15,735)                 (7,423)                  81,674
   Change in unrealized gains (losses) on investments..                 77,902                (76,349)                 (8,975)
                                                         ---------------------   ---------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 89,125                (43,863)                 110,261
                                                         ---------------------   ---------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    829                   2,145                     829
   Net transfers (including fixed account).............              (509,895)               (522,146)                 464,291
   Policy charges......................................               (17,492)                (21,723)                (27,932)
   Transfers for policy benefits and terminations......                (5,265)                      --                 (9,509)
                                                         ---------------------   ---------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (531,823)               (541,724)                 427,679
                                                         ---------------------   ---------------------    --------------------
     Net increase (decrease) in net assets.............              (442,698)               (585,587)                 537,940
NET ASSETS:
   Beginning of year...................................              1,700,205               2,285,792               1,747,852
                                                         ---------------------   ---------------------    --------------------
   End of year.........................................  $           1,257,507   $           1,700,205    $          2,285,792
                                                         =====================   =====================    ====================

                                                                                 FIDELITY VIP MID CAP
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 48    $                613    $              2,865
   Net realized gains (losses).........................                10,492                 208,214                  67,641
   Change in unrealized gains (losses) on investments..                 4,318                   1,232                  20,392
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                14,858                 210,059                  90,898
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 7,147                      --                  78,618
   Net transfers (including fixed account).............                  (62)               (635,978)                  25,075
   Policy charges......................................               (3,945)                (15,043)                (15,222)
   Transfers for policy benefits and terminations......              (12,748)                (58,870)                (44,408)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (9,608)               (709,891)                  44,063
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............                 5,250               (499,832)                 134,961
NET ASSETS:
   Beginning of year...................................               249,087                 748,919                 613,958
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $            254,337    $            249,087    $            748,919
                                                         ====================    ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                 FTVIPT FRANKLIN INCOME VIP
                                                                     INVESTMENT DIVISION
                                                         -------------------------------------------
                                                                 2014                 2013 (d)
                                                         --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                385   $                 --
   Net realized gains (losses).........................                  (51)                      3
   Change in unrealized gains (losses) on investments..               (1,084)                      8
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 (750)                     11
                                                         --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 1,936                     23
   Net transfers (including fixed account).............                24,540                    595
   Policy charges......................................               (1,188)                   (10)
   Transfers for policy benefits and terminations......                    --                    (1)
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                25,288                    607
                                                         --------------------   --------------------
     Net increase (decrease) in net assets.............                24,538                    618
NET ASSETS:
   Beginning of year...................................                   618                     --
                                                         --------------------   --------------------
   End of year.........................................  $             25,156   $                618
                                                         ====================   ====================

                                                                     FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             10,690   $             19,686   $             21,682
   Net realized gains (losses).........................                43,600                141,155                 49,608
   Change in unrealized gains (losses) on investments..              (24,521)                 47,244                 33,439
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                29,769                208,085                104,729
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                10,410                 10,185                 83,607
   Net transfers (including fixed account).............                 8,747              (460,707)               (97,388)
   Policy charges......................................              (16,960)               (21,702)               (22,528)
   Transfers for policy benefits and terminations......              (38,467)               (44,103)               (49,079)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (36,270)              (516,327)               (85,388)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               (6,501)              (308,242)                 19,341
NET ASSETS:
   Beginning of year...................................               494,934                803,176                783,835
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            488,433   $            494,934   $            803,176
                                                         ====================   ====================   ====================

                                                               FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                                      INVESTMENT DIVISION
                                                         -------------------------------------------
                                                                 2014                 2013 (d)
                                                         --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                789   $                445
   Net realized gains (losses).........................                   464                    105
   Change in unrealized gains (losses) on investments..                 1,131                  2,000
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 2,384                  2,550
                                                         --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 4,760                    776
   Net transfers (including fixed account).............                14,220                 21,718
   Policy charges......................................               (3,194)                  (833)
   Transfers for policy benefits and terminations......                    --                    (3)
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                15,786                 21,658
                                                         --------------------   --------------------
     Net increase (decrease) in net assets.............                18,170                 24,208
NET ASSETS:
   Beginning of year...................................                24,208                     --
                                                         --------------------   --------------------
   End of year.........................................  $             42,378   $             24,208
                                                         ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                            FTVIPT TEMPLETON FOREIGN VIP
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             78,379   $             98,174   $            115,174
   Net realized gains (losses).........................               156,830                 73,110               (16,852)
   Change in unrealized gains (losses) on investments..             (709,096)                689,874                501,451
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (473,887)                861,158                599,773
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               338,970                285,991                303,212
   Net transfers (including fixed account).............             2,058,544                 70,380                178,098
   Policy charges......................................             (168,065)              (155,044)              (140,398)
   Transfers for policy benefits and terminations......             (813,885)              (619,261)                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             1,415,564              (417,934)                340,912
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               941,677                443,224                940,685
NET ASSETS:
   Beginning of year...................................             4,405,694              3,962,470              3,021,785
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          5,347,371   $          4,405,694   $          3,962,470
                                                         ====================   ====================   ====================

                                                                         FTVIPT TEMPLETON GLOBAL BOND VIP
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                2014                   2013                   2012
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            65,826    $            20,975   $             24,244
   Net realized gains (losses).........................                (644)                  6,447                    352
   Change in unrealized gains (losses) on investments..             (38,430)                (6,052)                 26,566
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               26,752                 21,370                 51,162
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               15,639                 16,330                 41,308
   Net transfers (including fixed account).............             (47,291)                881,830                 73,730
   Policy charges......................................             (34,683)               (20,444)               (10,633)
   Transfers for policy benefits and terminations......             (41,236)               (23,473)                (2,811)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (107,571)                854,243                101,594
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............             (80,819)                875,613                152,756
NET ASSETS:
   Beginning of year...................................            1,317,714                442,101                289,345
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $         1,236,895    $         1,317,714   $            442,101
                                                         ===================    ===================   ====================

                                                                             GOLDMAN SACHS MID-CAP VALUE
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,932   $              2,312   $              2,932
   Net realized gains (losses).........................                56,312                 32,251                  (683)
   Change in unrealized gains (losses) on investments..              (21,021)                 43,303                 45,178
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                38,223                 77,866                 47,427
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                     --                     --
   Net transfers (including fixed account).............                    --               (24,951)                     --
   Policy charges......................................               (9,236)                (9,102)                (8,787)
   Transfers for policy benefits and terminations......              (23,589)                (6,108)               (48,734)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (32,825)               (40,161)               (57,521)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                 5,398                 37,705               (10,094)
NET ASSETS:
   Beginning of year...................................               295,859                258,154                268,248
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            301,257   $            295,859   $            258,154
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                        GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2014                    2013                     2012
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 277   $                 373   $                 308
   Net realized gains (losses).........................                  6,915                   5,748                   5,427
   Change in unrealized gains (losses) on investments..                (4,589)                   3,869                   (629)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  2,603                   9,990                   5,106
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  2,186                   1,542                   4,965
   Net transfers (including fixed account).............                (5,501)                   6,458                (32,037)
   Policy charges......................................                (3,679)                 (2,827)                 (1,976)
   Transfers for policy benefits and terminations......                   (26)                      --                      --
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                (7,020)                   5,173                (29,048)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............                (4,417)                  15,163                (23,942)
NET ASSETS:
   Beginning of year...................................                 41,480                  26,317                  50,259
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $              37,063   $              41,480   $              26,317
                                                         =====================   =====================   =====================

                                                                                  INVESCO V.I. COMSTOCK
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2014                    2013                    2012
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               3,587    $               4,077   $               3,483
   Net realized gains (losses).........................                  2,447                    1,475                   1,338
   Change in unrealized gains (losses) on investments..                 22,523                   78,224                  32,459
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 28,557                   83,776                  37,280
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  1,792                       --                  26,415
   Net transfers (including fixed account).............                  9,094                      165                (11,358)
   Policy charges......................................                (7,120)                  (5,972)                 (5,093)
   Transfers for policy benefits and terminations......                   (20)                       --                      --
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                  3,746                  (5,807)                   9,964
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............                 32,303                   77,969                  47,244
NET ASSETS:
   Beginning of year...................................                315,275                  237,306                 190,062
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $             347,578    $             315,275   $             237,306
                                                         =====================    =====================   =====================

                                                                           INVESCO V.I. GOVERNMENT SECURITIES
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2014                    2013                     2012
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 198    $                 367   $                  --
   Net realized gains (losses).........................                  (416)                      (1)                   1,308
   Change in unrealized gains (losses) on investments..                    527                    (529)                 (1,335)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                    309                    (163)                    (27)
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                    1,119                      --
   Net transfers (including fixed account).............                (6,878)                    9,806                (21,034)
   Policy charges......................................                   (74)                     (57)                   (119)
   Transfers for policy benefits and terminations......                (4,289)                       --                      --
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               (11,241)                   10,868                (21,153)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............               (10,932)                   10,705                (21,180)
NET ASSETS:
   Beginning of year...................................                 11,016                      311                  21,491
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $                  84    $              11,016   $                 311
                                                         =====================    =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                            INVESCO V.I. INTERNATIONAL GROWTH
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2014                    2013                     2012
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               5,421    $               4,576   $              90,329
   Net realized gains (losses).........................                  5,138                  926,281                  18,589
   Change in unrealized gains (losses) on investments..               (10,871)                (647,277)                 685,032
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  (312)                  283,580                 793,950
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                       --               1,064,864
   Net transfers (including fixed account).............                 12,366              (6,300,567)               4,933,992
   Policy charges......................................               (15,500)                 (60,067)               (310,061)
   Transfers for policy benefits and terminations......               (45,248)                 (29,907)                      --
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               (48,382)              (6,390,541)               5,688,795
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............               (48,694)              (6,106,961)               6,482,745
NET ASSETS:
   Beginning of year...................................                399,191                6,506,152                  23,407
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $             350,497    $             399,191   $           6,506,152
                                                         =====================    =====================   =====================

                                                                                  JANUS ASPEN BALANCED
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2014                    2013                    2012
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              16,228   $              13,254    $              27,163
   Net realized gains (losses).........................                 37,470                  80,275                  115,247
   Change in unrealized gains (losses) on investments..                 30,740                  94,265                   25,664
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 84,438                 187,794                  168,074
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 43,455                  32,790                  153,325
   Net transfers (including fixed account).............                 39,697               (213,385)                (463,753)
   Policy charges......................................               (34,009)                (36,051)                 (37,906)
   Transfers for policy benefits and terminations......               (43,432)                (78,995)                 (58,979)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                  5,711               (295,641)                (407,313)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............                 90,149               (107,847)                (239,239)
NET ASSETS:
   Beginning of year...................................                992,702               1,100,549                1,339,788
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $           1,082,851   $             992,702    $           1,100,549
                                                         =====================   =====================    =====================

                                                                                    JANUS ASPEN FORTY
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2014                     2013                    2012
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 252   $               4,954    $               5,152
   Net realized gains (losses).........................                312,178                  69,285                   38,660
   Change in unrealized gains (losses) on investments..              (248,123)                 155,845                  126,343
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 64,307                 230,084                  170,155
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 17,929                  18,835                   86,108
   Net transfers (including fixed account).............              (352,405)                 (2,646)                 (41,907)
   Policy charges......................................               (23,445)                (24,771)                 (29,645)
   Transfers for policy benefits and terminations......               (25,992)               (239,346)                       --
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (383,913)               (247,928)                   14,556
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............              (319,606)                (17,844)                  184,711
NET ASSETS:
   Beginning of year...................................                870,003                 887,847                  703,136
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $             550,397   $             870,003    $             887,847
                                                         =====================   =====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                                   JANUS ASPEN JANUS
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,630   $              6,858   $               5,213
   Net realized gains (losses).........................                 41,098                258,951                  29,069
   Change in unrealized gains (losses) on investments..                 12,182               (62,054)                 122,884
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 54,910                203,755                 157,166
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 11,134                  1,427                  19,037
   Net transfers (including fixed account).............                     --              (664,858)                (14,200)
   Policy charges......................................               (15,340)               (33,550)                (41,868)
   Transfers for policy benefits and terminations......                (9,982)               (39,166)                 (6,552)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (14,188)              (736,147)                (43,583)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                 40,722              (532,392)                 113,583
NET ASSETS:
   Beginning of year...................................                439,285                971,677                 858,094
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $             480,007   $            439,285   $             971,677
                                                         =====================   ====================   =====================

                                                                                JANUS ASPEN OVERSEAS
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                    2012
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,960   $              11,835   $              2,519
   Net realized gains (losses).........................                 2,312                (73,759)                 36,365
   Change in unrealized gains (losses) on investments..              (10,605)                 113,083                  8,927
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (6,333)                  51,159                 47,811
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 5,199                   5,947                 72,495
   Net transfers (including fixed account).............                    --               (367,128)                   (60)
   Policy charges......................................               (9,034)                (17,659)               (20,490)
   Transfers for policy benefits and terminations......              (11,226)                (45,425)                (1,949)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (15,061)               (424,265)                 49,996
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............              (21,394)               (373,106)                 97,807
NET ASSETS:
   Beginning of year...................................                68,836                 441,942                344,135
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $             47,442   $              68,836   $            441,942
                                                         ====================   =====================   ====================

                                                                                 MFS VIT GLOBAL EQUITY
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2014                   2013                    2012
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 974   $              1,253    $                 61
   Net realized gains (losses).........................                  4,384                    550                     428
   Change in unrealized gains (losses) on investments..                  1,213                 37,978                   6,795
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  6,571                 39,781                   7,284
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    938                  1,231                   2,223
   Net transfers (including fixed account).............                    329                 12,710                 121,236
   Policy charges......................................                (3,867)                (3,432)                   (579)
   Transfers for policy benefits and terminations......                     --                  (398)                   (150)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (2,600)                 10,111                 122,730
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                  3,971                 49,892                 130,014
NET ASSETS:
   Beginning of year...................................                185,320                135,428                   5,414
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $             189,291   $            185,320    $            135,428
                                                         =====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                                 MFS VIT NEW DISCOVERY
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                    2013                   2012
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --    $                 --   $                 --
   Net realized gains (losses).........................                46,796                   3,681                 16,176
   Change in unrealized gains (losses) on investments..              (63,957)                  65,025                 11,186
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (17,161)                  68,706                 27,362
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                      --                 25,604
   Net transfers (including fixed account).............                    --                      --                  1,556
   Policy charges......................................               (6,047)                 (5,593)                (4,934)
   Transfers for policy benefits and terminations......                  (56)                 (4,981)                     --
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (6,103)                (10,574)                 22,226
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............              (23,264)                  58,132                 49,588
NET ASSETS:
   Beginning of year...................................               230,115                 171,983                122,395
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            206,851    $            230,115   $            171,983
                                                         ====================    ====================   ====================

                                                                                    MFS VIT VALUE
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                285   $                197   $                668
   Net realized gains (losses).........................                 1,241                    384                  3,543
   Change in unrealized gains (losses) on investments..                   559                  5,315                  2,241
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 2,085                  5,896                  6,452
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                     --                     --
   Net transfers (including fixed account).............                   166                      5                     --
   Policy charges......................................               (1,886)                (1,361)                (2,417)
   Transfers for policy benefits and terminations......                    --                     --               (31,172)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (1,720)                (1,356)               (33,589)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                   365                  4,540               (27,137)
NET ASSETS:
   Beginning of year...................................                21,702                 17,162                 44,299
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $             22,067   $             21,702   $             17,162
                                                         ====================   ====================   ====================

                                                                    MFS VIT II HIGH YIELD
                                                                     INVESTMENT DIVISION
                                                         -------------------------------------------
                                                                 2014                 2013 (e)
                                                         --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              8,003   $              3,270
   Net realized gains (losses).........................                    25                    (3)
   Change in unrealized gains (losses) on investments..               (4,175)                  2,275
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 3,853                  5,542
                                                         --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                    671
   Net transfers (including fixed account).............               (4,330)                143,861
   Policy charges......................................               (2,228)                  (713)
   Transfers for policy benefits and terminations......               (2,771)                     --
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (9,329)                143,819
                                                         --------------------   --------------------
     Net increase (decrease) in net assets.............               (5,476)                149,361
NET ASSETS:
   Beginning of year...................................               149,361                     --
                                                         --------------------   --------------------
   End of year.........................................  $            143,885   $            149,361
                                                         ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012





                                                              MIST ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION
                                                                             INVESTMENT DIVISION
                                                         -----------------------------------------------------------
                                                                2014                2013               2012 (f)
                                                         ------------------  ------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              860  $              139  $                --
   Net realized gains (losses).........................                 991                 298                   --
   Change in unrealized gains (losses) on investments..               1,384               1,389                  163
                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               3,235               1,826                  163
                                                         ------------------  ------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              11,361              11,934                1,541
   Net transfers (including fixed account).............               7,219              18,582                5,907
   Policy charges......................................             (5,606)             (3,960)                (513)
   Transfers for policy benefits and terminations......               (552)             (1,244)                   --
                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              12,422              25,312                6,935
                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets.............              15,657              27,138                7,098
NET ASSETS:
   Beginning of year...................................              34,236               7,098                   --
                                                         ------------------  ------------------  -------------------
   End of year.........................................  $           49,893  $           34,236  $             7,098
                                                         ==================  ==================  ===================

                                                                MIST
                                                           ALLIANZ GLOBAL
                                                          INVESTORS DYNAMIC
                                                          MULTI-ASSET PLUS
                                                         INVESTMENT DIVISION
                                                         -------------------
                                                              2014 (a)
                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                --
   Net realized gains (losses).........................                    1
   Change in unrealized gains (losses) on investments..                    1
                                                         -------------------
     Net increase (decrease) in net assets resulting
        from operations................................                    2
                                                         -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  104
   Net transfers (including fixed account).............                   19
   Policy charges......................................                 (48)
   Transfers for policy benefits and terminations......                  (1)
                                                         -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                   74
                                                         -------------------
     Net increase (decrease) in net assets.............                   76
NET ASSETS:
   Beginning of year...................................                   --
                                                         -------------------
   End of year.........................................  $                76
                                                         ===================




                                                                   MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                             INVESTMENT DIVISION
                                                         ------------------------------------------------------------
                                                                2014                2013                  2012
                                                         ------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           13,034  $            11,592  $            10,680
   Net realized gains (losses).........................              84,942               47,865                9,312
   Change in unrealized gains (losses) on investments..            (47,376)               62,896               50,640
                                                         ------------------  -------------------  -------------------
     Net increase (decrease) in net assets resulting
        from operations................................              50,600              122,353               70,632
                                                         ------------------  -------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             120,077              104,324               95,603
   Net transfers (including fixed account).............            (11,952)              (8,323)                9,483
   Policy charges......................................            (53,306)             (50,440)             (41,140)
   Transfers for policy benefits and terminations......            (19,004)              (9,074)             (19,150)
                                                         ------------------  -------------------  -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              35,815               36,487               44,796
                                                         ------------------  -------------------  -------------------
     Net increase (decrease) in net assets.............              86,415              158,840              115,428
NET ASSETS:
   Beginning of year...................................             790,263              631,423              515,995
                                                         ------------------  -------------------  -------------------
   End of year.........................................  $          876,678  $           790,263  $           631,423
                                                         ==================  ===================  ===================




                                                                    MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                             INVESTMENT DIVISION
                                                         ----------------------------------------------------------
                                                                2014                2013                2012
                                                         ------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           20,605  $           16,414  $           13,384
   Net realized gains (losses).........................             262,844             105,044              16,384
   Change in unrealized gains (losses) on investments..           (180,168)             172,370              96,877
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................             103,281             293,828             126,645
                                                         ------------------  ------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             260,494             478,064             256,426
   Net transfers (including fixed account).............             (3,533)              77,933              39,236
   Policy charges......................................           (136,198)           (121,468)           (109,463)
   Transfers for policy benefits and terminations......           (219,541)           (164,501)           (167,111)
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (98,778)             270,028              19,088
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets.............               4,503             563,856             145,733
NET ASSETS:
   Beginning of year...................................           1,490,834             926,978             781,245
                                                         ------------------  ------------------  ------------------
   End of year.........................................  $        1,495,337  $        1,490,834  $          926,978
                                                         ==================  ==================  ==================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                       MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                    2012
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             15,920   $             14,487    $             10,434
   Net realized gains (losses).........................                82,935                 45,176                  11,099
   Change in unrealized gains (losses) on investments..              (41,113)                 36,688                  29,635
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                57,742                 96,351                  51,168
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               248,387                259,807                 224,194
   Net transfers (including fixed account).............                17,382                 85,500                  22,347
   Policy charges......................................             (114,645)               (99,597)                (81,784)
   Transfers for policy benefits and terminations......              (63,090)               (54,826)                (29,845)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                88,034                190,884                 134,912
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............               145,776                287,235                 186,080
NET ASSETS:
   Beginning of year...................................               874,921                587,686                 401,606
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $          1,020,697   $            874,921    $            587,686
                                                         ====================   ====================    ====================

                                                                            MIST AQR GLOBAL RISK BALANCED
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                  2012 (f)
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $              1,949   $                  --
   Net realized gains (losses).........................                   126                  3,801                    (28)
   Change in unrealized gains (losses) on investments..                 5,443               (10,413)                     375
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 5,569                (4,663)                     347
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                59,198                 65,813                   2,706
   Net transfers (including fixed account).............              (15,436)                 81,910                  22,769
   Policy charges......................................              (22,230)               (14,930)                 (1,026)
   Transfers for policy benefits and terminations......                    --                     --                    (12)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                21,532                132,793                  24,437
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                27,101                128,130                  24,784
NET ASSETS:
   Beginning of year...................................               152,914                 24,784                      --
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $            180,015   $            152,914   $              24,784
                                                         ====================   ====================   =====================

                                                                      MIST BLACKROCK GLOBAL TACTICAL STRATEGIES
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                  2012 (f)
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,792   $                951    $                 --
   Net realized gains (losses).........................                 8,814                  1,775                      51
   Change in unrealized gains (losses) on investments..               (1,686)                  4,911                     878
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 8,920                  7,637                     929
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                71,428                 28,258                   5,304
   Net transfers (including fixed account).............                30,488                 42,849                  34,552
   Policy charges......................................              (18,675)               (11,540)                 (1,705)
   Transfers for policy benefits and terminations......               (3,178)                (3,708)                     (2)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                80,063                 55,859                  38,149
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                88,983                 63,496                  39,078
NET ASSETS:
   Beginning of year...................................               102,574                 39,078                      --
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $            191,557   $            102,574    $             39,078
                                                         ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                            MIST CLARION GLOBAL REAL ESTATE
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                    2013                   2012
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            480,465   $           1,852,443   $            469,650
   Net realized gains (losses).........................               314,419               (121,862)              (282,095)
   Change in unrealized gains (losses) on investments..             3,062,383               (768,686)              4,988,577
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,857,267                 961,895              5,176,132
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,319,909               2,495,640              2,592,509
   Net transfers (including fixed account).............             1,111,969               1,467,986              1,803,836
   Policy charges......................................           (1,557,429)             (1,572,434)            (1,523,067)
   Transfers for policy benefits and terminations......           (1,760,827)             (1,938,690)            (1,526,479)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               113,622                 452,502              1,346,799
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............             3,970,889               1,414,397              6,522,931
NET ASSETS:
   Beginning of year...................................            27,497,715              26,083,318             19,560,387
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         31,468,604   $          27,497,715   $         26,083,318
                                                         ====================   =====================   ====================

                                                                          MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                    2013                   2012
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             36,831   $              59,517   $             20,415
   Net realized gains (losses).........................               867,002                 455,065                171,678
   Change in unrealized gains (losses) on investments..             5,750,935               6,062,472              2,107,124
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             6,654,768               6,577,054              2,299,217
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,789,219               1,403,269              1,437,587
   Net transfers (including fixed account).............            20,585,269               1,633,069                 70,510
   Policy charges......................................           (2,040,428)             (1,055,732)              (965,403)
   Transfers for policy benefits and terminations......           (2,395,229)             (1,099,100)              (981,320)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            18,938,831                 881,506              (438,626)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............            25,593,599               7,458,560              1,860,591
NET ASSETS:
   Beginning of year...................................            21,684,945              14,226,385             12,365,794
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         47,278,544   $          21,684,945   $         14,226,385
                                                         ====================   =====================   ====================

                                                                           MIST HARRIS OAKMARK INTERNATIONAL
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2014                   2013                   2012
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           1,043,576   $          1,176,625   $             497,722
   Net realized gains (losses).........................              5,879,910                663,573               (140,345)
   Change in unrealized gains (losses) on investments..            (9,320,626)              9,999,502               7,474,599
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (2,397,140)             11,839,700               7,831,976
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              3,289,660              3,906,251               3,418,984
   Net transfers (including fixed account).............            (7,351,245)              8,505,167               (782,470)
   Policy charges......................................            (2,202,103)            (2,400,727)             (1,876,193)
   Transfers for policy benefits and terminations......            (2,639,180)            (2,622,312)             (2,206,344)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (8,902,868)              7,388,379             (1,446,023)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............           (11,300,008)             19,228,079               6,385,953
NET ASSETS:
   Beginning of year...................................             52,830,774             33,602,695              27,216,742
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $          41,530,766   $         52,830,774   $          33,602,695
                                                         =====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                         MIST INVESCO BALANCED-RISK ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                    2013                 2012 (f)
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                  --   $                 23
   Net realized gains (losses).........................                 1,265                     126                     83
   Change in unrealized gains (losses) on investments..                   178                     124                    (2)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 1,443                     250                    104
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                11,849                  17,879                  1,603
   Net transfers (including fixed account).............               (2,709)                   4,168                  6,312
   Policy charges......................................               (4,305)                 (4,070)                  (506)
   Transfers for policy benefits and terminations......                    --                 (1,017)                     --
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 4,835                  16,960                  7,409
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............                 6,278                  17,210                  7,513
NET ASSETS:
   Beginning of year...................................                24,723                   7,513                     --
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $             31,001   $              24,723   $              7,513
                                                         ====================   =====================   ====================

                                                                              MIST INVESCO MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                    2013                   2012
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            562,138    $            678,832   $           (48,839)
   Net realized gains (losses).........................            17,118,207                 935,109               (82,924)
   Change in unrealized gains (losses) on investments..           (8,899,738)              20,593,687              2,481,449
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             8,780,607              22,207,628              2,349,686
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,274,639               6,808,802              4,895,051
   Net transfers (including fixed account).............           (1,527,527)             (1,553,954)             74,538,068
   Policy charges......................................           (5,148,577)             (5,171,329)            (3,428,791)
   Transfers for policy benefits and terminations......           (5,635,566)             (5,053,458)            (3,581,952)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (6,037,031)             (4,969,939)             72,422,376
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             2,743,576              17,237,689             74,772,062
NET ASSETS:
   Beginning of year...................................            92,130,609              74,892,920                120,858
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         94,874,185    $         92,130,609   $         74,892,920
                                                         ====================    ====================   ====================

                                                                            MIST INVESCO SMALL CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                    2012
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (8,994)   $             15,232    $            (5,823)
   Net realized gains (losses).........................               970,370                569,238                 428,171
   Change in unrealized gains (losses) on investments..             (438,103)              1,365,097                 331,488
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               523,273              1,949,567                 753,836
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               458,397                455,209                 443,063
   Net transfers (including fixed account).............                80,982                194,761               (437,534)
   Policy charges......................................             (300,898)              (291,728)               (265,168)
   Transfers for policy benefits and terminations......             (288,293)              (311,249)               (290,496)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (49,812)                 46,993               (550,135)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............               473,461              1,996,560                 203,701
NET ASSETS:
   Beginning of year...................................             6,613,228              4,616,668               4,412,967
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $          7,086,689   $          6,613,228    $          4,616,668
                                                         ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                       MIST JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                  2012 (f)
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,679   $                  54   $                 68
   Net realized gains (losses).........................                 5,242                   (274)                    107
   Change in unrealized gains (losses) on investments..                 2,680                   5,829                    152
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 9,601                   5,609                    327
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                41,753                  18,212                  1,977
   Net transfers (including fixed account).............                31,866                  80,614                 17,364
   Policy charges......................................              (21,706)                (12,825)                  (785)
   Transfers for policy benefits and terminations......                 (786)                    (80)                     --
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                51,127                  85,921                 18,556
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............                60,728                  91,530                 18,883
NET ASSETS:
   Beginning of year...................................               110,413                  18,883                     --
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $            171,141   $             110,413   $             18,883
                                                         ====================   =====================   ====================

                                                                            MIST JPMORGAN SMALL CAP VALUE
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,563   $                337   $                358
   Net realized gains (losses).........................                30,329                  2,408                  3,130
   Change in unrealized gains (losses) on investments..              (18,929)                 28,817                  1,696
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                13,963                 31,562                  5,184
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                27,252                 14,812                 11,572
   Net transfers (including fixed account).............                42,989                181,255                (1,795)
   Policy charges......................................              (17,294)                (9,533)                (6,279)
   Transfers for policy benefits and terminations......              (26,298)                (1,850)                (6,067)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                26,649                184,684                (2,569)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                40,612                216,246                  2,615
NET ASSETS:
   Beginning of year...................................               254,799                 38,553                 35,938
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            295,411   $            254,799   $             38,553
                                                         ====================   ====================   ====================

                                                               MIST LOOMIS SAYLES GLOBAL MARKETS
                                                                      INVESTMENT DIVISION
                                                         --------------------------------------------
                                                                 2014                  2013 (d)
                                                         --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              9,637    $                 --
   Net realized gains (losses).........................                 4,771                     705
   Change in unrealized gains (losses) on investments..                 1,137                  43,104
                                                         --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                15,545                  43,809
                                                         --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                52,562                  33,048
   Net transfers (including fixed account).............                 9,314                 369,498
   Policy charges......................................              (34,455)                (21,387)
   Transfers for policy benefits and terminations......              (37,846)                 (6,708)
                                                         --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (10,425)                 374,451
                                                         --------------------    --------------------
     Net increase (decrease) in net assets.............                 5,120                 418,260
NET ASSETS:
   Beginning of year...................................               418,260                      --
                                                         --------------------    --------------------
   End of year.........................................  $            423,380    $            418,260
                                                         ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                           MIST LORD ABBETT BOND DEBENTURE
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                    2012
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,616,494   $          1,902,403    $          1,923,060
   Net realized gains (losses).........................             1,102,818                299,375                 218,347
   Change in unrealized gains (losses) on investments..           (1,312,784)                (7,269)               1,167,280
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,406,528              2,194,509               3,308,687
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,028,426              2,130,805               2,367,942
   Net transfers (including fixed account).............             (411,550)              (494,009)                 308,984
   Policy charges......................................           (1,553,279)            (1,625,126)             (1,678,880)
   Transfers for policy benefits and terminations......           (1,929,229)            (1,597,160)             (1,522,631)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,865,632)            (1,585,490)               (524,585)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             (459,104)                609,019               2,784,102
NET ASSETS:
   Beginning of year...................................            29,124,114             28,515,095              25,730,993
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $         28,665,010   $         29,124,114    $         28,515,095
                                                         ====================   ====================    ====================

                                                                        MIST MET/TEMPLETON INTERNATIONAL BOND
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                  2012 (f)
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              6,729   $                302    $                 --
   Net realized gains (losses).........................                     6                     37                      21
   Change in unrealized gains (losses) on investments..               (3,576)                    996                      47
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 3,159                  1,335                      68
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                40,184                 23,432                     772
   Net transfers (including fixed account).............                57,850                 64,543                   2,031
   Policy charges......................................              (12,411)                (4,909)                   (254)
   Transfers for policy benefits and terminations......               (1,693)                  (230)                    (12)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                83,930                 82,836                   2,537
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                87,089                 84,171                   2,605
NET ASSETS:
   Beginning of year...................................                86,776                  2,605                      --
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $            173,865   $             86,776    $              2,605
                                                         ====================   ====================    ====================

                                                                           MIST METLIFE ASSET ALLOCATION 100
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                    2013                   2012
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            165,509    $            144,757   $            106,199
   Net realized gains (losses).........................               437,534                 243,289               (55,023)
   Change in unrealized gains (losses) on investments..               404,377               4,045,633              2,084,613
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,007,420               4,433,679              2,135,789
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,400,839               2,268,937              2,523,168
   Net transfers (including fixed account).............               489,496                 149,509              (222,009)
   Policy charges......................................           (1,133,365)             (1,056,742)            (1,016,618)
   Transfers for policy benefits and terminations......           (1,142,502)             (1,666,527)              (750,395)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               614,468               (304,823)                534,146
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             1,621,888               4,128,856              2,669,935
NET ASSETS:
   Beginning of year...................................            19,271,452              15,142,596             12,472,661
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         20,893,340    $         19,271,452   $         15,142,596
                                                         ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                             MIST METLIFE BALANCED PLUS
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                  2012 (f)
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,715   $                 778   $                 --
   Net realized gains (losses).........................                12,256                   3,942                    119
   Change in unrealized gains (losses) on investments..                 (517)                   4,689                  1,691
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                14,454                   9,409                  1,810
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                41,771                  19,018                  2,506
   Net transfers (including fixed account).............               106,162                  28,730                 42,755
   Policy charges......................................              (21,052)                 (8,924)                (1,138)
   Transfers for policy benefits and terminations......                    --                      --                     --
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               126,881                  38,824                 44,123
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............               141,335                  48,233                 45,933
NET ASSETS:
   Beginning of year...................................                94,166                  45,933                     --
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $            235,501   $              94,166   $             45,933
                                                         ====================   =====================   ====================

                                                            MIST METLIFE MULTI-INDEX TARGETED RISK
                                                                      INVESTMENT DIVISION
                                                         -------------------------------------------
                                                                 2014                 2013 (d)
                                                         --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                  6
   Net realized gains (losses).........................                   262                  (194)
   Change in unrealized gains (losses) on investments..                 4,343                     52
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 4,605                  (136)
                                                         --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 7,295                  1,546
   Net transfers (including fixed account).............               111,732                  1,810
   Policy charges......................................               (4,904)                  (541)
   Transfers for policy benefits and terminations......                    --                     --
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               114,123                  2,815
                                                         --------------------   --------------------
     Net increase (decrease) in net assets.............               118,728                  2,679
NET ASSETS:
   Beginning of year...................................                 2,679                     --
                                                         --------------------   --------------------
   End of year.........................................  $            121,407   $              2,679
                                                         ====================   ====================

                                                                            MIST METLIFE SMALL CAP VALUE
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                    2012
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                366   $              9,744    $                 --
   Net realized gains (losses).........................                71,109                 47,240                  12,071
   Change in unrealized gains (losses) on investments..              (58,142)                199,123                 129,525
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                13,333                256,107                 141,596
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                16,136                 18,262                  66,068
   Net transfers (including fixed account).............              (61,174)               (70,109)                (58,431)
   Policy charges......................................              (21,735)               (22,081)                (25,818)
   Transfers for policy benefits and terminations......              (40,137)              (106,096)                (47,729)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (106,910)              (180,024)                (65,910)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............              (93,577)                 76,083                  75,686
NET ASSETS:
   Beginning of year...................................               957,820                881,737                 806,051
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $            864,243   $            957,820    $            881,737
                                                         ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                         MIST MFS EMERGING MARKETS EQUITY
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                2014                   2013                   2012
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             2,914   $              1,482   $              1,167
   Net realized gains (losses).........................              (2,174)                    254                (1,470)
   Change in unrealized gains (losses) on investments..             (31,587)                (3,821)                  9,361
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (30,847)                (2,085)                  9,058
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              130,260                 65,858                 18,431
   Net transfers (including fixed account).............              193,175                138,765                 46,229
   Policy charges......................................             (35,736)               (16,190)                (6,816)
   Transfers for policy benefits and terminations......              (8,565)                (2,469)                  (895)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              279,134                185,964                 56,949
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              248,287                183,879                 66,007
NET ASSETS:
   Beginning of year...................................              272,836                 88,957                 22,950
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $           521,123   $            272,836   $             88,957
                                                         ===================   ====================   ====================

                                                                           MIST MFS RESEARCH INTERNATIONAL
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            464,648   $            457,179   $           266,180
   Net realized gains (losses).........................               144,798                 48,641             (345,224)
   Change in unrealized gains (losses) on investments..           (2,026,000)              2,877,942             2,185,121
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (1,416,554)              3,383,762             2,106,077
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,202,389              1,318,727             1,458,020
   Net transfers (including fixed account).............             (150,627)              2,955,311             1,660,976
   Policy charges......................................             (914,533)              (920,553)             (839,930)
   Transfers for policy benefits and terminations......             (948,026)            (1,090,319)             (841,229)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (810,797)              2,263,166             1,437,837
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............           (2,227,351)              5,646,928             3,543,914
NET ASSETS:
   Beginning of year...................................            21,367,741             15,720,813            12,176,899
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         19,140,390   $         21,367,741   $        15,720,813
                                                         ====================   ====================   ===================

                                                                         MIST MORGAN STANLEY MID CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (584,279)   $          1,032,581   $         (579,825)
   Net realized gains (losses).........................             5,665,992              3,781,941             1,677,793
   Change in unrealized gains (losses) on investments..           (2,867,790)             65,460,998            15,368,250
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,213,923             70,275,520            16,466,218
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            18,859,785             19,642,966            21,032,275
   Net transfers (including fixed account).............           (2,225,968)            (3,859,066)           (1,255,442)
   Policy charges......................................          (14,270,234)           (14,305,433)          (14,401,148)
   Transfers for policy benefits and terminations......          (15,106,139)           (13,831,139)          (13,701,209)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (12,742,556)           (12,352,672)           (8,325,524)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............          (10,528,633)             57,922,848             8,140,694
NET ASSETS:
   Beginning of year...................................           244,413,959            186,491,111           178,350,417
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $        233,885,326   $        244,413,959   $       186,491,111
                                                         ====================   ====================   ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                          MIST OPPENHEIMER GLOBAL EQUITY
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           415,696    $           847,938   $            530,726
   Net realized gains (losses).........................            2,942,391              1,128,194                700,180
   Change in unrealized gains (losses) on investments..          (2,309,701)              9,078,535              6,406,670
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            1,048,386             11,054,667              7,637,576
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            3,247,625              3,161,117              3,535,071
   Net transfers (including fixed account).............            (469,967)              (609,502)            (1,749,487)
   Policy charges......................................          (2,381,921)            (2,431,800)            (2,384,677)
   Transfers for policy benefits and terminations......          (3,500,487)            (2,535,936)            (2,687,363)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (3,104,750)            (2,416,121)            (3,286,456)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............          (2,056,364)              8,638,546              4,351,120
NET ASSETS:
   Beginning of year...................................           50,486,885             41,848,339             37,497,219
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $        48,430,521    $        50,486,885   $         41,848,339
                                                         ===================    ===================   ====================

                                                                        MIST PIMCO INFLATION PROTECTED BOND
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           191,714    $           276,844   $            369,500
   Net realized gains (losses).........................            (162,419)                545,242                800,878
   Change in unrealized gains (losses) on investments..              319,472            (2,018,492)              (101,684)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              348,767            (1,196,406)              1,068,694
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,086,624              1,300,352              1,385,490
   Net transfers (including fixed account).............               31,773            (1,029,716)              2,478,586
   Policy charges......................................            (712,219)              (806,882)              (865,472)
   Transfers for policy benefits and terminations......            (690,467)              (725,408)              (915,239)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (284,289)            (1,261,654)              2,083,365
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............               64,478            (2,458,060)              3,152,059
NET ASSETS:
   Beginning of year...................................           11,213,500             13,671,560             10,519,501
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $        11,277,978    $        11,213,500   $         13,671,560
                                                         ===================    ===================   ====================

                                                                               MIST PIMCO TOTAL RETURN
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,198,857   $          2,109,672   $         1,570,173
   Net realized gains (losses).........................                36,542              1,082,946               347,234
   Change in unrealized gains (losses) on investments..               873,849            (4,155,495)             2,519,869
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,109,248              (962,877)             4,437,276
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,163,684              4,702,504             4,797,851
   Net transfers (including fixed account).............           (3,229,896)              3,443,762             1,382,335
   Policy charges......................................           (3,052,766)            (3,408,964)           (3,598,862)
   Transfers for policy benefits and terminations......           (2,972,047)            (4,297,571)           (3,664,586)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (5,091,025)                439,731           (1,083,262)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............           (2,981,777)              (523,146)             3,354,014
NET ASSETS:
   Beginning of year...................................            49,962,747             50,485,893            47,131,879
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         46,980,970   $         49,962,747   $        50,485,893
                                                         ====================   ====================   ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                                  MIST PIONEER FUND
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                    2012
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              3,502   $               6,252   $              2,902
   Net realized gains (losses).........................                58,712                  17,551                  1,266
   Change in unrealized gains (losses) on investments..              (39,539)                  32,389                 14,560
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                22,675                  56,192                 18,728
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                   1,433                  4,118
   Net transfers (including fixed account).............                    --                (14,658)                     15
   Policy charges......................................               (2,073)                 (3,841)                (4,551)
   Transfers for policy benefits and terminations......                    --                (29,228)                     --
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (2,073)                (46,294)                  (418)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............                20,602                   9,898                 18,310
NET ASSETS:
   Beginning of year...................................               204,562                 194,664                176,354
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $            225,164   $             204,562   $            194,664
                                                         ====================   =====================   ====================

                                                                  MIST PYRAMIS MANAGED RISK
                                                                     INVESTMENT DIVISION
                                                         -------------------------------------------
                                                                 2014                 2013 (d)
                                                         --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                  2
   Net realized gains (losses).........................                    10                      5
   Change in unrealized gains (losses) on investments..                    48                      6
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                    58                     13
                                                         --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 1,546                    376
   Net transfers (including fixed account).............                   189                     48
   Policy charges......................................                 (516)                  (139)
   Transfers for policy benefits and terminations......                    --                     --
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 1,219                    285
                                                         --------------------   --------------------
     Net increase (decrease) in net assets.............                 1,277                    298
NET ASSETS:
   Beginning of year...................................                   298                     --
                                                         --------------------   --------------------
   End of year.........................................  $              1,575   $                298
                                                         ====================   ====================

                                                                          MIST SCHRODERS GLOBAL MULTI-ASSET
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                  2012 (f)
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                398   $                  1    $                 42
   Net realized gains (losses).........................                 1,257                    187                     103
   Change in unrealized gains (losses) on investments..                   553                  1,498                    (23)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 2,208                  1,686                     122
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 9,093                  6,592                     792
   Net transfers (including fixed account).............                 3,198                 11,865                   5,247
   Policy charges......................................               (5,139)                (3,230)                   (409)
   Transfers for policy benefits and terminations......                 (239)                     --                      --
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 6,913                 15,227                   5,630
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                 9,121                 16,913                   5,752
NET ASSETS:
   Beginning of year...................................                22,665                  5,752                      --
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $             31,786   $             22,665    $              5,752
                                                         ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                           MIST SSGA GROWTH AND INCOME ETF
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                  2012
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            185,874   $            177,538   $           126,210
   Net realized gains (losses).........................               630,738                250,766               168,614
   Change in unrealized gains (losses) on investments..             (350,740)                431,610               365,606
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               465,872                859,914               660,430
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               906,155                862,220               646,514
   Net transfers (including fixed account).............             (356,847)                630,532               942,683
   Policy charges......................................             (484,443)              (442,367)             (351,822)
   Transfers for policy benefits and terminations......             (640,439)              (250,215)             (341,292)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (575,574)                800,170               896,083
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             (109,702)              1,660,084             1,556,513
NET ASSETS:
   Beginning of year...................................             7,827,724              6,167,640             4,611,127
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $          7,718,022   $          7,827,724   $         6,167,640
                                                         ====================   ====================   ===================

                                                                               MIST SSGA GROWTH ETF
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            110,880   $           102,918   $             74,518
   Net realized gains (losses).........................               458,401               255,766                177,699
   Change in unrealized gains (losses) on investments..             (255,403)               467,150                279,360
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               313,878               825,834                531,577
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,072,149               588,590                510,609
   Net transfers (including fixed account).............               369,458               627,263                331,103
   Policy charges......................................             (333,333)             (282,734)              (237,442)
   Transfers for policy benefits and terminations......             (546,709)             (433,221)              (200,877)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               561,565               499,898                403,393
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............               875,443             1,325,732                934,970
NET ASSETS:
   Beginning of year...................................             5,570,220             4,244,488              3,309,518
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $          6,445,663   $         5,570,220   $          4,244,488
                                                         ====================   ===================   ====================

                                                                        MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             32,258   $            30,041   $             19,582
   Net realized gains (losses).........................                 6,947                22,312                (1,403)
   Change in unrealized gains (losses) on investments..               244,232               456,298                181,043
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               283,437               508,651                199,222
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 3,948                 7,454                  7,131
   Net transfers (including fixed account).............               113,630               326,923                 49,898
   Policy charges......................................              (30,992)              (25,078)               (17,285)
   Transfers for policy benefits and terminations......                 (119)             (112,478)                    (5)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                86,467               196,821                 39,739
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............               369,904               705,472                238,961
NET ASSETS:
   Beginning of year...................................             2,025,987             1,320,515              1,081,554
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $          2,395,891   $         2,025,987   $          1,320,515
                                                         ====================   ===================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                           MIST T. ROWE PRICE MID CAP GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                    2013                   2012
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (39,978)    $             65,404   $           (29,751)
   Net realized gains (losses).........................             3,333,489               1,831,913              2,629,009
   Change in unrealized gains (losses) on investments..               275,430               5,764,932                206,878
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,568,941               7,662,249              2,806,136
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,971,641               1,926,999              1,915,712
   Net transfers (including fixed account).............             1,134,159                 205,058            (5,662,939)
   Policy charges......................................           (1,470,638)             (1,381,598)            (1,349,872)
   Transfers for policy benefits and terminations......           (1,719,618)             (1,809,707)            (1,768,009)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (84,456)             (1,059,248)            (6,865,108)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             3,484,485               6,603,001            (4,058,972)
NET ASSETS:
   Beginning of year...................................            27,748,656              21,145,655             25,204,627
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         31,233,141    $         27,748,656   $         21,145,655
                                                         ====================    ====================   ====================

                                                                             MIST WMC LARGE CAP RESEARCH
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,625,933   $          3,087,670   $           2,105,871
   Net realized gains (losses).........................             5,779,958              1,187,504             (3,353,915)
   Change in unrealized gains (losses) on investments..            41,616,595             96,008,684              38,395,441
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            49,022,486            100,283,858              37,147,397
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            26,924,187             28,600,415              30,263,186
   Net transfers (including fixed account).............               566,938            (4,051,695)             (3,536,610)
   Policy charges......................................          (25,639,658)           (25,380,973)            (25,681,797)
   Transfers for policy benefits and terminations......          (23,789,708)           (21,667,485)            (22,249,090)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (21,938,241)           (22,499,738)            (21,204,311)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............            27,084,245             77,784,120              15,943,086
NET ASSETS:
   Beginning of year...................................           385,342,945            307,558,825             291,615,739
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $        412,427,190   $        385,342,945   $         307,558,825
                                                         ====================   ====================   =====================

                                                                       MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            411,479   $            476,439   $            341,410
   Net realized gains (losses).........................             (176,452)              (474,270)            (1,190,404)
   Change in unrealized gains (losses) on investments..           (1,735,615)              5,921,616              7,502,480
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (1,500,588)              5,923,785              6,653,486
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,833,062              4,172,944              4,637,990
   Net transfers (including fixed account).............             (778,376)               (82,846)            (1,376,713)
   Policy charges......................................           (2,744,350)            (2,853,344)            (2,907,524)
   Transfers for policy benefits and terminations......           (2,453,566)            (2,703,864)            (2,527,135)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,143,230)            (1,467,110)            (2,173,382)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (3,643,818)              4,456,675              4,480,104
NET ASSETS:
   Beginning of year...................................            44,856,340             40,399,665             35,919,561
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         41,212,522   $         44,856,340   $         40,399,665
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                          MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          3,602,466   $          4,070,313   $          4,231,088
   Net realized gains (losses).........................                62,943                125,172                604,720
   Change in unrealized gains (losses) on investments..             3,247,015            (6,977,167)              (447,969)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             6,912,424            (2,781,682)              4,387,839
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            10,905,300             11,646,001             12,468,986
   Net transfers (including fixed account).............             8,138,349             11,038,720              7,067,547
   Policy charges......................................           (8,147,634)            (8,147,262)            (8,609,472)
   Transfers for policy benefits and terminations......           (8,356,763)            (6,747,468)            (7,662,930)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             2,539,252              7,789,991              3,264,131
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             9,451,676              5,008,309              7,651,970
NET ASSETS:
   Beginning of year...................................           121,423,866            116,415,557            108,763,587
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        130,875,542   $        121,423,866   $        116,415,557
                                                         ====================   ====================   ====================

                                                                              MSF BLACKROCK BOND INCOME
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,540,384   $          2,989,203   $          1,971,467
   Net realized gains (losses).........................                70,435              2,148,415                905,570
   Change in unrealized gains (losses) on investments..             2,699,020            (6,076,619)              2,995,775
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             5,309,839              (939,001)              5,872,812
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,564,554              7,196,561              7,520,502
   Net transfers (including fixed account).............             (132,609)                376,688                238,363
   Policy charges......................................           (5,530,279)            (5,905,721)            (6,492,283)
   Transfers for policy benefits and terminations......           (4,664,936)            (4,992,049)            (5,691,274)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,763,270)            (3,324,521)            (4,424,692)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             1,546,569            (4,263,522)              1,448,120
NET ASSETS:
   Beginning of year...................................            81,249,803             85,513,325             84,065,205
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         82,796,372   $         81,249,803   $         85,513,325
                                                         ====================   ====================   ====================

                                                                         MSF BLACKROCK CAPITAL APPRECIATION
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (2,468)   $            135,824   $             33,557
   Net realized gains (losses).........................             3,803,528                321,200                261,278
   Change in unrealized gains (losses) on investments..           (2,831,679)              4,769,715              1,344,869
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               969,381              5,226,739              1,639,704
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               901,941              1,539,986              2,048,562
   Net transfers (including fixed account).............          (11,673,050)              1,984,291              4,185,125
   Policy charges......................................             (632,673)              (888,848)              (887,196)
   Transfers for policy benefits and terminations......             (709,448)              (994,087)              (341,906)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (12,113,230)              1,641,342              5,004,585
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (11,143,849)              6,868,081              6,644,289
NET ASSETS:
   Beginning of year...................................            20,880,180             14,012,099              7,367,810
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          9,736,331   $         20,880,180   $         14,012,099
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                            MSF BLACKROCK LARGE CAP VALUE
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                  2012
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            216,952   $            205,780   $           209,379
   Net realized gains (losses).........................             4,317,782                916,715             2,007,312
   Change in unrealized gains (losses) on investments..           (2,739,427)              3,399,848             (358,711)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,795,307              4,522,343             1,857,980
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,677,799              1,703,921             1,824,774
   Net transfers (including fixed account).............               458,183                136,294             (541,800)
   Policy charges......................................           (1,071,625)            (1,017,256)             (986,361)
   Transfers for policy benefits and terminations......           (1,236,456)            (1,178,677)           (1,176,695)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (172,099)              (355,718)             (880,082)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             1,623,208              4,166,625               977,898
NET ASSETS:
   Beginning of year...................................            18,457,575             14,290,950            13,313,052
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         20,080,783   $         18,457,575   $        14,290,950
                                                         ====================   ====================   ===================

                                                                            MSF BLACKROCK MONEY MARKET
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (38,422)   $          (45,649)   $           (48,731)
   Net realized gains (losses).........................                    --                    --                     --
   Change in unrealized gains (losses) on investments..                    --                    --                     --
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (38,422)              (45,649)               (48,731)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,264,640             3,313,077              1,122,876
   Net transfers (including fixed account).............             5,773,861               981,039              4,792,952
   Policy charges......................................           (1,047,919)           (1,064,647)              (709,203)
   Transfers for policy benefits and terminations......             (701,246)           (2,676,395)            (2,666,648)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             6,289,336               553,074              2,539,977
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             6,250,914               507,425              2,491,246
NET ASSETS:
   Beginning of year...................................            23,781,879            23,274,454             20,783,208
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         30,032,793   $        23,781,879   $         23,274,454
                                                         ====================   ===================   ====================

                                                                            MSF FRONTIER MID CAP GROWTH
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $       (1,529,952)    $         1,219,986   $        (1,258,555)
   Net realized gains (losses).........................           26,100,542             10,646,811              2,892,428
   Change in unrealized gains (losses) on investments..          (1,683,974)             45,562,137             17,096,166
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           22,886,616             57,428,934             18,730,039
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           14,123,989             15,025,336             17,178,798
   Net transfers (including fixed account).............          (2,083,030)            (9,140,683)            (3,218,712)
   Policy charges......................................         (13,134,488)           (13,251,775)           (13,834,330)
   Transfers for policy benefits and terminations......         (14,207,419)           (12,787,266)           (13,147,114)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................         (15,300,948)           (20,154,388)           (13,021,358)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............            7,585,668             37,274,546              5,708,681
NET ASSETS:
   Beginning of year...................................          227,974,022            190,699,476            184,990,795
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $       235,559,690    $       227,974,022   $        190,699,476
                                                         ===================    ===================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                                 MSF JENNISON GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             43,836   $             69,286   $             28,105
   Net realized gains (losses).........................             1,760,217                748,650              2,811,173
   Change in unrealized gains (losses) on investments..               102,570              5,442,828              (683,735)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,906,623              6,260,764              2,155,543
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,453,986              1,523,693              1,531,550
   Net transfers (including fixed account).............               255,971              (654,269)              2,297,949
   Policy charges......................................           (1,193,061)            (1,190,262)            (1,167,566)
   Transfers for policy benefits and terminations......           (1,317,032)            (1,960,411)            (1,209,351)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (800,136)            (2,281,249)              1,452,582
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             1,106,487              3,979,515              3,608,125
NET ASSETS:
   Beginning of year...................................            21,754,126             17,774,611             14,166,486
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         22,860,613   $         21,754,126   $         17,774,611
                                                         ====================   ====================   ====================

                                                                          MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                2014                    2013                   2012
                                                         -------------------    -------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (14,295)    $            72,558    $           (18,930)
   Net realized gains (losses).........................            3,617,443              2,242,704                 734,986
   Change in unrealized gains (losses) on investments..          (2,720,783)              5,169,026               1,736,369
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              882,365              7,484,288               2,452,425
                                                         -------------------    -------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,565,136              1,615,232               1,746,601
   Net transfers (including fixed account).............             (73,345)              (215,054)               (297,817)
   Policy charges......................................          (1,224,901)            (1,228,517)             (1,178,997)
   Transfers for policy benefits and terminations......          (1,266,842)            (1,483,788)             (1,329,599)
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (999,952)            (1,312,127)             (1,059,812)
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets.............            (117,587)              6,172,161               1,392,613
NET ASSETS:
   Beginning of year...................................           25,008,758             18,836,597              17,443,984
                                                         -------------------    -------------------    --------------------
   End of year.........................................  $        24,891,171    $        25,008,758    $         18,836,597
                                                         ===================    ===================    ====================

                                                                         MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (10,498)   $            (8,824)   $            (7,211)
   Net realized gains (losses).........................             1,860,548                444,863                192,524
   Change in unrealized gains (losses) on investments..           (1,752,743)              3,463,471                678,535
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                97,307              3,899,510                863,848
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               896,507                804,491                809,473
   Net transfers (including fixed account).............             (421,247)                748,405              (560,400)
   Policy charges......................................             (607,725)              (585,929)              (544,759)
   Transfers for policy benefits and terminations......             (728,890)              (824,857)              (652,904)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (861,355)                142,110              (948,590)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             (764,048)              4,041,620               (84,742)
NET ASSETS:
   Beginning of year...................................            12,136,657              8,095,037              8,179,779
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         11,372,609   $         12,136,657   $          8,095,037
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                             MSF MET/ARTISAN MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             401,768   $            506,787    $            436,661
   Net realized gains (losses).........................              1,070,144                684,691               (286,700)
   Change in unrealized gains (losses) on investments..              (313,797)             16,708,173               5,263,295
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              1,158,115             17,899,651               5,413,256
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              4,484,293              4,818,272               5,235,295
   Net transfers (including fixed account).............              (394,233)              (164,067)               (939,024)
   Policy charges......................................            (3,529,069)            (3,575,679)             (3,448,574)
   Transfers for policy benefits and terminations......            (4,058,223)            (4,519,220)             (3,304,159)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (3,497,232)            (3,440,694)             (2,456,462)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............            (2,339,117)             14,458,957               2,956,794
NET ASSETS:
   Beginning of year...................................             64,604,740             50,145,783              47,188,989
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $          62,265,623   $         64,604,740    $         50,145,783
                                                         =====================   ====================    ====================

                                                                            MSF METLIFE ASSET ALLOCATION 20
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             201,461   $            160,505    $            138,695
   Net realized gains (losses).........................                239,244                 81,883                 174,266
   Change in unrealized gains (losses) on investments..              (203,125)               (14,063)                 123,869
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                237,580                228,325                 436,830
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                486,493                533,556                 568,235
   Net transfers (including fixed account).............                224,914              (150,585)               1,144,105
   Policy charges......................................              (502,703)              (484,460)               (430,185)
   Transfers for policy benefits and terminations......               (70,115)              (355,218)               (704,305)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                138,589              (456,707)                 577,850
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                376,169              (228,382)               1,014,680
NET ASSETS:
   Beginning of year...................................              5,157,553              5,385,935               4,371,255
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $           5,533,722   $          5,157,553    $          5,385,935
                                                         =====================   ====================    ====================

                                                                            MSF METLIFE ASSET ALLOCATION 40
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                   2012
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            273,153   $             235,287   $             205,059
   Net realized gains (losses).........................               467,475                 306,341                  81,535
   Change in unrealized gains (losses) on investments..             (270,968)                 418,401                 541,162
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               469,660                 960,029                 827,756
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               955,553               1,011,525               1,481,933
   Net transfers (including fixed account).............               607,149                 150,570                 843,570
   Policy charges......................................             (775,283)               (748,237)               (736,496)
   Transfers for policy benefits and terminations......             (593,011)               (741,985)               (304,695)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               194,408               (328,127)               1,284,312
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............               664,068                 631,902               2,112,068
NET ASSETS:
   Beginning of year...................................             9,308,532               8,676,630               6,564,562
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $          9,972,600   $           9,308,532   $           8,676,630
                                                         ====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                            MSF METLIFE ASSET ALLOCATION 60
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         ---------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           1,121,316   $             978,796   $            983,338
   Net realized gains (losses).........................              2,840,090               1,591,249                307,411
   Change in unrealized gains (losses) on investments..            (1,284,610)               5,640,223              3,912,908
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              2,676,796               8,210,268              5,203,657
                                                         ---------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              4,845,492               5,151,753              5,386,770
   Net transfers (including fixed account).............              1,294,516               (136,518)              1,630,562
   Policy charges......................................            (3,579,223)             (3,553,677)            (3,268,135)
   Transfers for policy benefits and terminations......            (2,913,886)             (3,662,499)            (3,139,425)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (353,101)             (2,200,941)                609,772
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............              2,323,695               6,009,327              5,813,429
NET ASSETS:
   Beginning of year...................................             51,411,065              45,401,738             39,588,309
                                                         ---------------------   ---------------------   --------------------
   End of year.........................................  $          53,734,760   $          51,411,065   $         45,401,738
                                                         =====================   =====================   ====================

                                                                             MSF METLIFE ASSET ALLOCATION 80
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2014                    2013                   2012
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           1,670,618   $           1,331,275   $           1,452,530
   Net realized gains (losses).........................              1,673,184               1,631,177                 342,924
   Change in unrealized gains (losses) on investments..              1,795,645              15,682,919               8,619,633
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              5,139,447              18,645,371              10,415,087
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              9,639,429               9,997,220              10,953,737
   Net transfers (including fixed account).............              1,001,195               (970,786)               (395,131)
   Policy charges......................................            (5,665,664)             (5,392,604)             (5,381,249)
   Transfers for policy benefits and terminations......            (5,697,181)             (5,660,564)             (4,722,972)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (722,221)             (2,026,734)                 454,385
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............              4,417,226              16,618,637              10,869,472
NET ASSETS:
   Beginning of year...................................             93,658,356              77,039,719              66,170,247
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          98,075,582   $          93,658,356   $          77,039,719
                                                         =====================   =====================   =====================

                                                                            MSF METLIFE MID CAP STOCK INDEX
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             843,384   $            921,665    $            611,419
   Net realized gains (losses).........................              8,284,867              4,180,005               3,617,861
   Change in unrealized gains (losses) on investments..            (1,040,640)             18,736,176               6,545,785
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              8,087,611             23,837,846              10,775,065
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              5,599,962              6,442,989               6,251,227
   Net transfers (including fixed account).............           (10,183,170)              6,297,964               (874,909)
   Policy charges......................................            (4,685,942)            (4,821,378)             (4,370,955)
   Transfers for policy benefits and terminations......            (5,756,275)            (5,452,511)             (4,820,226)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (15,025,425)              2,467,064             (3,814,863)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............            (6,937,814)             26,304,910               6,960,202
NET ASSETS:
   Beginning of year...................................             96,112,727             69,807,817              62,847,615
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $          89,174,913   $         96,112,727    $         69,807,817
                                                         =====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                               MSF METLIFE STOCK INDEX
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         13,571,216   $         13,291,250   $         10,948,530
   Net realized gains (losses).........................            45,473,224             24,663,718              8,830,477
   Change in unrealized gains (losses) on investments..            58,022,278            191,004,236             82,239,455
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           117,066,718            228,959,204            102,018,462
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            71,591,777             74,274,408             78,256,067
   Net transfers (including fixed account).............          (11,181,289)           (13,931,092)           (12,171,521)
   Policy charges......................................          (46,691,201)           (46,520,238)           (45,906,276)
   Transfers for policy benefits and terminations......          (70,976,222)           (56,333,579)           (51,016,668)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (57,256,935)           (42,510,501)           (30,838,398)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            59,809,783            186,448,703             71,180,064
NET ASSETS:
   Beginning of year...................................           926,254,934            739,806,231            668,626,167
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        986,064,717   $        926,254,934   $        739,806,231
                                                         ====================   ====================   ====================

                                                                                MSF MFS TOTAL RETURN
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            221,552   $            218,647   $            214,049
   Net realized gains (losses).........................               193,152                 99,210                 32,260
   Change in unrealized gains (losses) on investments..               388,544              1,215,884                595,278
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               803,248              1,533,741                841,587
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               803,185                855,275                920,793
   Net transfers (including fixed account).............                80,744                222,090                252,642
   Policy charges......................................             (608,835)              (611,556)              (606,480)
   Transfers for policy benefits and terminations......             (680,255)              (576,957)              (627,444)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (405,161)              (111,148)               (60,489)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               398,087              1,422,593                781,098
NET ASSETS:
   Beginning of year...................................             9,566,029              8,143,436              7,362,338
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          9,964,116   $          9,566,029   $          8,143,436
                                                         ====================   ====================   ====================

                                                                                    MSF MFS VALUE
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                  2012
                                                         -------------------    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,340,478    $         1,170,720    $         1,031,624
   Net realized gains (losses).........................            5,617,216              3,182,904                969,095
   Change in unrealized gains (losses) on investments..            1,679,688             17,288,533              6,505,435
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            8,637,382             21,642,157              8,506,154
                                                         -------------------    -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            5,969,586              5,983,336              5,745,674
   Net transfers (including fixed account).............            (737,889)              7,686,212              (975,483)
   Policy charges......................................          (4,711,074)            (4,505,565)            (3,989,183)
   Transfers for policy benefits and terminations......          (5,805,644)            (4,815,384)            (3,759,106)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (5,285,021)              4,348,599            (2,978,098)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets.............            3,352,361             25,990,756              5,528,056
NET ASSETS:
   Beginning of year...................................           83,882,181             57,891,425             52,363,369
                                                         -------------------    -------------------    -------------------
   End of year.........................................  $        87,234,542    $        83,882,181    $        57,891,425
                                                         ===================    ===================    ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                                MSF MSCI EAFE INDEX
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                2014                   2013                   2012
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,944,941   $          2,211,085   $          1,958,070
   Net realized gains (losses).........................            1,139,967                838,301               (63,228)
   Change in unrealized gains (losses) on investments..          (7,881,915)             11,746,223              9,143,347
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (4,797,007)             14,795,609             11,038,189
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            6,436,883              6,716,745              6,997,903
   Net transfers (including fixed account).............            6,174,254                128,185            (1,236,350)
   Policy charges......................................          (4,328,910)            (4,441,685)            (4,297,245)
   Transfers for policy benefits and terminations......          (6,727,062)            (4,377,881)            (4,040,162)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            1,555,165            (1,974,636)            (2,575,854)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (3,241,842)             12,820,973              8,462,335
NET ASSETS:
   Beginning of year...................................           81,042,858             68,221,885             59,759,550
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        77,801,016   $         81,042,858   $         68,221,885
                                                         ===================   ====================   ====================

                                                                           MSF NEUBERGER BERMAN GENESIS
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                2014                   2013                   2012
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           324,320   $            655,453   $            222,015
   Net realized gains (losses).........................            1,496,496                614,602              (730,868)
   Change in unrealized gains (losses) on investments..          (2,029,896)             30,722,824              8,168,095
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (209,080)             31,992,879              7,659,242
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            7,662,015              8,008,218              8,263,575
   Net transfers (including fixed account).............            (396,548)              3,343,892            (1,257,789)
   Policy charges......................................          (6,031,755)            (6,107,509)            (5,820,066)
   Transfers for policy benefits and terminations......          (7,231,509)            (6,615,611)            (5,714,422)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (5,997,797)            (1,371,010)            (4,528,702)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (6,206,877)             30,621,869              3,130,540
NET ASSETS:
   Beginning of year...................................          113,031,475             82,409,606             79,279,066
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $       106,824,598   $        113,031,475   $         82,409,606
                                                         ===================   ====================   ====================

                                                                              MSF RUSSELL 2000 INDEX
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           763,845   $            935,087   $            584,115
   Net realized gains (losses).........................            3,797,910              1,797,318                721,576
   Change in unrealized gains (losses) on investments..            (996,894)             17,937,722              6,793,518
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            3,564,861             20,670,127              8,099,209
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            5,061,087              4,998,071              5,255,166
   Net transfers (including fixed account).............              570,926            (1,828,111)            (1,271,073)
   Policy charges......................................          (3,622,004)            (3,577,463)            (3,472,278)
   Transfers for policy benefits and terminations......          (4,139,758)            (3,961,136)            (3,852,208)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (2,129,749)            (4,368,639)            (3,340,393)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            1,435,112             16,301,488              4,758,816
NET ASSETS:
   Beginning of year...................................           72,232,088             55,930,600             51,171,784
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        73,667,200   $         72,232,088   $         55,930,600
                                                         ===================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                          MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                    2013                   2012
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (6,271)    $            121,572   $             35,218
   Net realized gains (losses).........................             7,894,789               2,302,973                996,117
   Change in unrealized gains (losses) on investments..             (880,615)              19,823,349              6,924,755
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             7,007,903              22,247,894              7,956,090
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,142,662               4,856,717              3,933,872
   Net transfers (including fixed account).............               447,854              12,281,657              1,360,962
   Policy charges......................................           (4,447,459)             (3,980,799)            (3,253,193)
   Transfers for policy benefits and terminations......           (5,183,233)             (4,480,626)            (2,912,602)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,040,176)               8,676,949              (870,961)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             2,967,727              30,924,843              7,085,129
NET ASSETS:
   Beginning of year...................................            80,327,308              49,402,465             42,317,336
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         83,295,035    $         80,327,308   $         49,402,465
                                                         ====================    ====================   ====================

                                                                         MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (370,603)   $             16,840   $          (304,065)
   Net realized gains (losses).........................            17,881,602              9,434,117             11,464,320
   Change in unrealized gains (losses) on investments..          (10,294,099)             30,236,593              2,263,900
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             7,216,900             39,687,550             13,424,155
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,500,697              6,334,314              7,087,296
   Net transfers (including fixed account).............          (16,314,954)            (2,078,011)            (2,999,440)
   Policy charges......................................           (5,322,474)            (5,566,115)            (5,536,576)
   Transfers for policy benefits and terminations......           (7,648,701)            (6,511,897)            (5,390,198)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (22,785,432)            (7,821,709)            (6,838,918)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (15,568,532)             31,865,841              6,585,237
NET ASSETS:
   Beginning of year...................................           125,276,849             93,411,008             86,825,771
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        109,708,317   $        125,276,849   $         93,411,008
                                                         ====================   ====================   ====================

                                                                        MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                983   $                669   $                 --
   Net realized gains (losses).........................                 (436)                   (55)                  1,884
   Change in unrealized gains (losses) on investments..              (44,636)                 14,171                (2,269)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (44,089)                 14,785                  (385)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                82,106                 55,907                 16,626
   Net transfers (including fixed account).............              (14,270)                 60,548                 29,151
   Policy charges......................................              (17,934)               (13,231)                (5,086)
   Transfers for policy benefits and terminations......                    --                (1,067)                   (62)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                49,902                102,157                 40,629
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                 5,813                116,942                 40,244
NET ASSETS:
   Beginning of year...................................               170,365                 53,423                 13,179
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            176,178   $            170,365   $             53,423
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                              MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                  2012
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,344,118   $         1,226,086    $           859,018
   Net realized gains (losses).........................               163,589               194,088                204,230
   Change in unrealized gains (losses) on investments..             (168,552)           (1,174,913)              1,584,984
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,339,155               245,261              2,648,232
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,069,314             2,229,010              2,376,193
   Net transfers (including fixed account).............               284,768             1,081,271                559,734
   Policy charges......................................           (1,508,520)           (1,575,456)            (1,697,175)
   Transfers for policy benefits and terminations......           (1,535,921)           (2,069,679)            (1,967,837)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (690,359)             (334,854)              (729,085)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............               648,796              (89,593)              1,919,147
NET ASSETS:
   Beginning of year...................................            25,366,442            25,456,035             23,536,888
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $         26,015,238   $        25,366,442    $        25,456,035
                                                         ====================   ===================    ===================

                                                                    MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            302,649   $            337,175   $           330,891
   Net realized gains (losses).........................               (4,464)                  3,029                19,763
   Change in unrealized gains (losses) on investments..               143,123              (476,487)               185,906
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               441,308              (136,283)               536,560
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,783,465              1,775,872             1,850,612
   Net transfers (including fixed account).............             (202,894)                653,302               271,627
   Policy charges......................................           (1,276,160)            (1,231,455)           (1,308,474)
   Transfers for policy benefits and terminations......             (853,922)            (1,189,735)           (1,163,575)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (549,511)                  7,984             (349,810)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             (108,203)              (128,299)               186,750
NET ASSETS:
   Beginning of year...................................            16,494,249             16,622,548            16,435,798
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         16,386,046   $         16,494,249   $        16,622,548
                                                         ====================   ====================   ===================

                                                                                 MSF WMC BALANCED
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                2014                   2013                   2012
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         4,452,005   $          5,446,288   $          4,600,384
   Net realized gains (losses).........................            5,320,748              2,747,913              1,094,116
   Change in unrealized gains (losses) on investments..           19,346,415             43,444,585             23,691,349
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           29,119,168             51,638,786             29,385,849
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           23,111,609             24,527,235             26,242,636
   Net transfers (including fixed account).............          (2,156,943)              (283,654)            (1,486,565)
   Policy charges......................................         (22,284,172)           (22,861,275)           (23,779,226)
   Transfers for policy benefits and terminations......         (18,266,637)           (17,190,722)           (18,935,103)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................         (19,596,143)           (15,808,416)           (17,958,258)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            9,523,025             35,830,370             11,427,591
NET ASSETS:
   Beginning of year...................................          302,812,153            266,981,783            255,554,192
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $       312,335,178   $        302,812,153   $        266,981,783
                                                         ===================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012




                                                                          MSF WMC CORE EQUITY OPPORTUNITIES
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            451,613   $            855,040   $            426,207
   Net realized gains (losses).........................             7,756,545              2,782,148                549,533
   Change in unrealized gains (losses) on investments..             (869,547)             15,346,828              5,763,493
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             7,338,611             18,984,016              6,739,233
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,479,853              5,941,838              6,480,032
   Net transfers (including fixed account).............           (1,548,334)            (2,306,865)              (813,439)
   Policy charges......................................           (3,989,630)            (3,965,087)            (3,889,505)
   Transfers for policy benefits and terminations......           (4,457,258)            (4,143,551)            (3,947,761)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,515,369)            (4,473,665)            (2,170,673)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             2,823,242             14,510,351              4,568,560
NET ASSETS:
   Beginning of year...................................            72,729,703             58,219,352             53,650,792
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         75,552,945   $         72,729,703   $         58,219,352
                                                         ====================   ====================   ====================

                                                            OPPENHEIMER VA
                                                              MAIN STREET
                                                               SMALL CAP
                                                          INVESTMENT DIVISION
                                                         --------------------
                                                               2014 (g)
                                                         --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --
   Net realized gains (losses).........................                    --
   Change in unrealized gains (losses) on investments..                   198
                                                         --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   198
                                                         --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   950
   Net transfers (including fixed account).............                 4,034
   Policy charges......................................                  (91)
   Transfers for policy benefits and terminations......                  (39)
                                                         --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 4,854
                                                         --------------------
     Net increase (decrease) in net assets.............                 5,052
NET ASSETS:
   Beginning of year...................................                    --
                                                         --------------------
   End of year.........................................  $              5,052
                                                         ====================



                                                                                 PIMCO VIT ALL ASSET
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             49,509   $             21,748   $             6,301
   Net realized gains (losses).........................                    28                  (591)                   190
   Change in unrealized gains (losses) on investments..              (44,010)               (24,638)                 8,832
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 5,527                (3,481)                15,323
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 9,596                     --                    --
   Net transfers (including fixed account).............               (9,803)                897,967                24,949
   Policy charges......................................              (20,445)                (7,144)               (4,485)
   Transfers for policy benefits and terminations......               (6,773)               (94,966)                   (6)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (27,425)                795,857                20,458
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............              (21,898)                792,376                35,781
NET ASSETS:
   Beginning of year...................................               924,295                131,919                96,138
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $            902,397   $            924,295   $           131,919
                                                         ====================   ====================   ===================



                                                            PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                      INVESTMENT DIVISION
                                                         -------------------------------------------
                                                                 2014                 2013 (d)
                                                         --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 86   $                 --
   Net realized gains (losses).........................                  (39)                    (5)
   Change in unrealized gains (losses) on investments..              (10,088)                  (126)
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (10,041)                  (131)
                                                         --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 2,721                     --
   Net transfers (including fixed account).............                38,376                  6,189
   Policy charges......................................               (1,596)                  (275)
   Transfers for policy benefits and terminations......                  (13)                     --
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                39,488                  5,914
                                                         --------------------   --------------------
     Net increase (decrease) in net assets.............                29,447                  5,783
NET ASSETS:
   Beginning of year...................................                 5,783                     --
                                                         --------------------   --------------------
   End of year.........................................  $             35,230   $              5,783
                                                         ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                               PIMCO VIT LOW DURATION
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             17,764   $             22,872   $             18,366
   Net realized gains (losses).........................                   512                  3,304                  1,749
   Change in unrealized gains (losses) on investments..               (4,896)               (33,450)                 34,493
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                13,380                (7,274)                 54,608
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 3,323                  2,809                 33,008
   Net transfers (including fixed account).............                    --                888,377                (5,071)
   Policy charges......................................              (24,792)               (36,664)               (42,837)
   Transfers for policy benefits and terminations......               (6,920)              (262,466)                  (202)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (28,389)                592,056               (15,102)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (15,009)                584,782                 39,506
NET ASSETS:
   Beginning of year...................................             1,570,296                985,514                946,008
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          1,555,287   $          1,570,296   $            985,514
                                                         ====================   ====================   ====================

                                                                              PIONEER VCT MID CAP VALUE
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                452   $                425   $              1,561
   Net realized gains (losses).........................                 7,922                 29,038                    595
   Change in unrealized gains (losses) on investments..                   732                (1,134)                 12,468
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 9,106                 28,329                 14,624
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                     --                  8,995
   Net transfers (including fixed account).............                14,941              (126,970)                  1,893
   Policy charges......................................               (3,653)                (4,969)                (6,747)
   Transfers for policy benefits and terminations......                  (72)                     --                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                11,216              (131,939)                  4,141
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                20,322              (103,610)                 18,765
NET ASSETS:
   Beginning of year...................................                49,935                153,545                134,780
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $             70,257   $             49,935   $            153,545
                                                         ====================   ====================   ====================

                                                                PUTNAM VT INTERNATIONAL VALUE
                                                                     INVESTMENT DIVISION
                                                         -------------------------------------------
                                                                2014                  2013 (b)
                                                         -------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                95    $                 --
   Net realized gains (losses).........................                   46                      10
   Change in unrealized gains (losses) on investments..                (775)                     477
                                                         -------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (634)                     487
                                                         -------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                1,288                      --
   Net transfers (including fixed account).............                   32                   6,234
   Policy charges......................................              (1,293)                   (293)
   Transfers for policy benefits and terminations......                  (1)                      --
                                                         -------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                   26                   5,941
                                                         -------------------    --------------------
     Net increase (decrease) in net assets.............                (608)                   6,428
NET ASSETS:
   Beginning of year...................................                6,428                      --
                                                         -------------------    --------------------
   End of year.........................................  $             5,820    $              6,428
                                                         ===================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                                   ROYCE MICRO-CAP
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                    2012
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                 38    $                 --
   Net realized gains (losses).........................                   670                 87,715                   9,077
   Change in unrealized gains (losses) on investments..                 (951)               (23,953)                  15,667
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 (281)                 63,800                  24,744
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   939                  1,884                  49,620
   Net transfers (including fixed account).............                     1              (423,639)                      --
   Policy charges......................................                  (80)                (6,293)                 (7,913)
   Transfers for policy benefits and terminations......                    --                    (1)                 (4,908)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                   860              (428,049)                  36,799
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                   579              (364,249)                  61,543
NET ASSETS:
   Beginning of year...................................                 7,757                372,006                 310,463
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $              8,336   $              7,757    $            372,006
                                                         ====================   ====================    ====================

                                                                                    ROYCE SMALL-CAP
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2014                    2013                   2012
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 64    $              6,679   $                586
   Net realized gains (losses).........................               111,348                  68,918                 35,664
   Change in unrealized gains (losses) on investments..             (144,191)                 110,499                 34,489
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (32,779)                 186,096                 70,739
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                      --                  8,995
   Net transfers (including fixed account).............             (595,217)                (28,963)              (281,935)
   Policy charges......................................               (9,562)                (10,076)               (10,669)
   Transfers for policy benefits and terminations......                    --                      --                     --
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (604,779)                (39,039)              (283,609)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             (637,558)                 147,057              (212,870)
NET ASSETS:
   Beginning of year...................................               688,929                 541,872                754,742
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $             51,371    $            688,929   $            541,872
                                                         ====================    ====================   ====================

                                                                              UIF EMERGING MARKETS DEBT
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             66,166   $             51,315   $             16,821
   Net realized gains (losses).........................              (17,138)                 10,886                  2,466
   Change in unrealized gains (losses) on investments..                 6,462              (181,259)                 89,788
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                55,490              (119,058)                109,075
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 3,052                 64,400                 64,771
   Net transfers (including fixed account).............             (402,394)                136,192                599,117
   Policy charges......................................              (17,192)               (20,164)               (10,880)
   Transfers for policy benefits and terminations......               (6,416)               (83,949)                  (483)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (422,950)                 96,479                652,525
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             (367,460)               (22,579)                761,600
NET ASSETS:
   Beginning of year...................................             1,160,019              1,182,598                420,998
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            792,559   $          1,160,019   $          1,182,598
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                              UIF EMERGING MARKETS EQUITY
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                   2012
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               4,726   $             14,065   $                  --
   Net realized gains (losses).........................                 14,990                  6,766                    (26)
   Change in unrealized gains (losses) on investments..              (166,226)               (38,224)                 139,206
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (146,510)               (17,393)                 139,180
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  4,305                 58,675                  70,772
   Net transfers (including fixed account).............              1,057,866                283,169                 302,018
   Policy charges......................................               (26,285)               (21,217)                (17,053)
   Transfers for policy benefits and terminations......                (3,783)              (100,720)                   (361)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              1,032,103                219,907                 355,376
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                885,593                202,514                 494,556
NET ASSETS:
   Beginning of year...................................              1,236,458              1,033,944                 539,388
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $           2,122,051   $          1,236,458   $           1,033,944
                                                         =====================   ====================   =====================

                                                                           WELLS FARGO VT TOTAL RETURN BOND
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2014                   2013                    2012
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               5,207   $              4,298   $               4,369
   Net realized gains (losses).........................                (1,528)                 10,856                   7,755
   Change in unrealized gains (losses) on investments..                 12,966               (21,523)                   5,968
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 16,645                (6,369)                  18,092
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 17,657                 30,618                  45,280
   Net transfers (including fixed account).............                741,576                (5,806)                 301,563
   Policy charges......................................               (12,748)               (12,342)                (11,089)
   Transfers for policy benefits and terminations......                (5,916)              (237,322)                      --
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                740,569              (224,852)                 335,754
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                757,214              (231,221)                 353,846
NET ASSETS:
   Beginning of year...................................                257,839                489,060                 135,214
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $           1,015,053   $            257,839   $             489,060
                                                         =====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT UL
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account UL (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on December 13, 1988 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
AllianceBernstein Variable Products Series Fund, Inc.      MFS Variable Insurance Trust ("MFS VIT")
   ("AllianceBernstein")                                   MFS Variable Insurance Trust II ("MFS VIT II")
American Century Variable Portfolios, Inc.                 Oppenheimer Variable Account Funds
   ("American Century VP")                                   ("Oppenheimer VA")
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
Dreyfus Variable Investment Fund ("Dreyfus VIF")           Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust       Royce Capital Fund ("Royce")
   ("FTVIPT")                                              Trust for Advised Portfolios ("TAP")
Goldman Sachs Variable Insurance Trust                     The Universal Institutional Funds, Inc. ("UIF")
   ("Goldman Sachs")                                       Wells Fargo Variable Trust ("Wells Fargo VT")
Janus Aspen Series ("Janus Aspen")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF INVESTMENT DIVISIONS


A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the policy owner. The following Investment Divisions had net assets as of December 31, 2014:

AllianceBernstein Global Thematic Growth Investment      American Funds U.S. Government/AAA-Rated
   Division                                                Securities Investment Division
AllianceBernstein Intermediate Bond Investment           Dreyfus VIF International Value Investment Division
   Division                                              Fidelity VIP Asset Manager: Growth Investment
American Century VP Capital Appreciation Investment        Division
   Division (b)                                          Fidelity VIP Contrafund Investment Division
American Funds Bond Investment Division                  Fidelity VIP Equity-Income Investment Division
American Funds Global Small Capitalization               Fidelity VIP Freedom 2010 Investment Division
   Investment Division                                   Fidelity VIP Freedom 2020 Investment Division
American Funds Growth Investment Division                Fidelity VIP Freedom 2025 Investment Division
American Funds Growth-Income Investment Division         Fidelity VIP Freedom 2030 Investment Division
American Funds International Investment Division         Fidelity VIP Freedom 2040 Investment Division

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)


Fidelity VIP Freedom 2050 Investment Division             MIST Invesco Small Cap Growth Investment
Fidelity VIP High Income Investment Division                Division (a)
Fidelity VIP Investment Grade Bond Investment             MIST JPMorgan Global Active Allocation Investment
   Division                                                 Division
Fidelity VIP Mid Cap Investment Division                  MIST JPMorgan Small Cap Value Investment Division
FTVIPT Franklin Income VIP Investment Division            MIST Loomis Sayles Global Markets Investment
FTVIPT Franklin Mutual Global Discovery VIP                 Division
   Investment Division                                    MIST Lord Abbett Bond Debenture Investment
FTVIPT Franklin Mutual Shares VIP Investment                Division
   Division                                               MIST Met/Templeton International Bond Investment
FTVIPT Templeton Foreign VIP Investment Division            Division
FTVIPT Templeton Global Bond VIP Investment               MIST MetLife Asset Allocation 100 Investment
   Division                                                 Division (a)
Goldman Sachs Mid-Cap Value Investment Division           MIST MetLife Balanced Plus Investment Division
Goldman Sachs Small Cap Equity Insights Investment        MIST MetLife Multi-Index Targeted Risk Investment
   Division                                                 Division
Invesco V.I. Comstock Investment Division                 MIST MetLife Small Cap Value Investment Division
Invesco V.I. Government Securities Investment             MIST MFS Emerging Markets Equity Investment
   Division                                                 Division (a)
Invesco V.I. International Growth Investment Division     MIST MFS Research International Investment
Janus Aspen Balanced Investment Division                    Division (a)
Janus Aspen Forty Investment Division                     MIST Morgan Stanley Mid Cap Growth Investment
Janus Aspen Janus Investment Division                       Division
Janus Aspen Overseas Investment Division                  MIST Oppenheimer Global Equity Investment
MFS VIT Global Equity Investment Division                   Division
MFS VIT New Discovery Investment Division                 MIST PIMCO Inflation Protected Bond Investment
MFS VIT Value Investment Division                           Division
MFS VIT II High Yield Investment Division                 MIST PIMCO Total Return Investment Division
MIST AllianceBernstein Global Dynamic Allocation          MIST Pioneer Fund Investment Division
   Investment Division                                    MIST Pyramis Managed Risk Investment Division
MIST Allianz Global Investors Dynamic Multi-Asset         MIST Schroders Global Multi-Asset Investment
   Plus Investment Division (b)                             Division
MIST American Funds Balanced Allocation                   MIST SSgA Growth and Income ETF Investment
   Investment Division                                      Division
MIST American Funds Growth Allocation Investment          MIST SSgA Growth ETF Investment Division
   Division                                               MIST T. Rowe Price Large Cap Value Investment
MIST American Funds Moderate Allocation                     Division
   Investment Division                                    MIST T. Rowe Price Mid Cap Growth Investment
MIST AQR Global Risk Balanced Investment Division           Division (a)
MIST BlackRock Global Tactical Strategies Investment      MIST WMC Large Cap Research Investment Division
   Division                                               MSF Baillie Gifford International Stock Investment
MIST Clarion Global Real Estate Investment Division         Division
MIST ClearBridge Aggressive Growth Investment             MSF Barclays Aggregate Bond Index Investment
   Division                                                 Division
MIST Harris Oakmark International Investment              MSF BlackRock Bond Income Investment Division
   Division                                               MSF BlackRock Capital Appreciation Investment
MIST Invesco Balanced-Risk Allocation Investment            Division
   Division                                               MSF BlackRock Large Cap Value Investment Division
MIST Invesco Mid Cap Value Investment Division            MSF BlackRock Money Market Investment Division

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)


MSF Frontier Mid Cap Growth Investment Division         MSF T. Rowe Price Small Cap Growth Investment
MSF Jennison Growth Investment Division                   Division
MSF Loomis Sayles Small Cap Core Investment             MSF Van Eck Global Natural Resources Investment
   Division                                               Division
MSF Loomis Sayles Small Cap Growth Investment           MSF Western Asset Management Strategic Bond
   Division                                               Opportunities Investment Division
MSF Met/Artisan Mid Cap Value Investment                MSF Western Asset Management U.S. Government
   Division (a)                                           Investment Division
MSF MetLife Asset Allocation 20 Investment              MSF WMC Balanced Investment Division
   Division (a)                                         MSF WMC Core Equity Opportunities Investment
MSF MetLife Asset Allocation 40 Investment                Division
   Division (a)                                         Oppenheimer VA Main Street Small Cap Investment
MSF MetLife Asset Allocation 60 Investment                Division
   Division (a)                                         PIMCO VIT All Asset Investment Division
MSF MetLife Asset Allocation 80 Investment Division     PIMCO VIT CommodityRealReturn Strategy
MSF MetLife Mid Cap Stock Index Investment                Investment Division
   Division                                             PIMCO VIT Low Duration Investment Division
MSF MetLife Stock Index Investment Division             Pioneer VCT Mid Cap Value Investment Division
MSF MFS Total Return Investment Division (a)            Putnam VT International Value Investment Division
MSF MFS Value Investment Division                       Royce Micro-Cap Investment Division
MSF MSCI EAFE Index Investment Division                 Royce Small-Cap Investment Division
MSF Neuberger Berman Genesis Investment Division        UIF Emerging Markets Debt Investment Division
MSF Russell 2000 Index Investment Division              UIF Emerging Markets Equity Investment Division
MSF T. Rowe Price Large Cap Growth Investment           Wells Fargo VT Total Return Bond Investment
   Division                                               Division

(a) This Investment Division invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.
(b) This Investment Division began operations during the year ended December 31, 2014.

B. The following Investment Divisions had no net assets as of December 31, 2014:

AllianceBernstein International Value Investment          MIST PanAgora Global Diversified Risk Investment
   Division                                                 Division*
American Funds High-Income Bond Investment                PIMCO VIT Long-Term U.S. Government Investment
   Division                                                 Division
Fidelity VIP Freedom 2015 Investment Division             TAP 1919 Variable Socially Responsive Balanced
Janus Aspen Enterprise Investment Division                  Investment Division

*This Investment Division commenced on April 28, 2014.


3.  PORTFOLIO CHANGES


The following Investment Divisions ceased operations during the year ended December 31, 2014:

American Century VP Vista Investment Division             MIST MetLife Growth Strategy Investment Division
Invesco V.I. Global Real Estate Investment Division       Pioneer VCT Emerging Markets Investment Division
MIST ClearBridge Aggressive Growth II Investment
   Division

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

Franklin Income Securities Fund                         Franklin Income VIP Fund
Mutual Global Discovery Securities Fund                 Franklin Mutual Global Discovery VIP Fund
Mutual Shares Securities Fund                           Franklin Mutual Shares VIP Fund
Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
Templeton Global Bond Securities Fund                   Templeton Global Bond VIP Fund
Goldman Sachs Structured Small Cap Equity Fund          Goldman Sachs Small Cap Equity Insights Fund
(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio           (MIST) MetLife Small Cap Value Portfolio
(MSF) BlackRock Diversified Portfolio                   (MSF) WMC Balanced Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio         (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

American Century VP Vista Fund                          American Century VP Capital Appreciation Fund
(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced
   Social Awareness Portfolio                              Fund

SUBSTITUTIONS:

Former Portfolio                                          New Portfolio

Invesco V.I. Global Real Estate Fund                      (MIST) Clarion Global Real Estate Portfolio
Pioneer Emerging Markets VCT Portfolio                    (MIST) MFS Emerging Markets Equity Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Division's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Divisions and are credited as accumulation units.


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company, is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      The table below represents the range of effective annual rates for the charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

For some Policies, a mortality and expense risk charge ranging from 0.30% to 0.90% is assessed through the redemption of units on a monthly basis and recorded as policy charges in the statements of changes in net assets of the applicable Investment Divisions. Other policy charges that are assessed through the redemption of units generally include: Cost of Insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers made in a policy year. Administrative charges range from $0 to $15 and are assessed monthly. Policy fees are assessed monthly and range from $9 to $12 for policies with face amounts less than $50,000 and from $8 to $15 for policies with face amounts between $50,000 and $249,999 depending on the policy year. No policy fee applies to policies issued with face amounts equal to or greater than $250,000.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


For some Policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $3.75 to $38.25 for every $1,000 of the policy face amount. Surrender charges for other Policies are equal to the lesser of the maximum surrender charge premium or the premiums actually paid in the first two policy years. For these policies, in the first policy year, the maximum surrender charge premium is 75% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders; and in the second and later policy years, it is 100% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders. The surrender charge cannot exceed 100% of the cumulative premiums paid in the first two policy years. If the policy is surrendered in the first two policy years, the Company will deduct 100% of the surrender charge, determined as described above. After the second policy year, the percentage the Company deducts declines until it reaches 0% at the end of the 15th policy year.

Most policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0.01 to $83.33 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $0.00 to $61.44 per $100 of the benefit provided.

The above referenced charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Divisions for the years ended December 31, 2014, 2013 and 2012.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                     AS OF DECEMBER 31,
                                  ------------------------

                                     SHARES      COST ($)
                                  -----------  -----------
                                      2014         2014
                                  -----------  -----------
     AllianceBernstein Global
       Thematic Growth
       Investment Division......        3,579       68,271
     AllianceBernstein
       Intermediate Bond
       Investment Division......        5,292       63,067
     American Century VP
       Capital Appreciation
       Investment Division......           28          390
     American Funds Bond
       Investment Division......      545,746    5,928,585
     American Funds Global
       Small Capitalization
       Investment Division......    2,751,877   56,153,799
     American Funds Growth
       Investment Division......    2,065,511  110,234,883
     American Funds
       Growth-Income
       Investment Division......    2,023,101   72,808,492
     American Funds
       International
       Investment Division......       33,613      622,862
     American Funds U.S.
       Government/AAA-Rated
       Securities Investment
       Division.................        3,951       49,102
     Dreyfus VIF International
       Value Investment
       Division.................       20,907      263,440
     Fidelity VIP Asset Manager:
       Growth Investment
       Division.................      109,678    1,496,837
     Fidelity VIP Contrafund
       Investment Division......       78,256    1,971,479
     Fidelity VIP Equity-Income
       Investment Division......        1,042       22,763
     Fidelity VIP Freedom 2010
       Investment Division......        3,865       42,914
     Fidelity VIP Freedom 2020
       Investment Division......       77,099      661,785
     Fidelity VIP Freedom 2025
       Investment Division......        2,856       33,890
     Fidelity VIP Freedom 2030
       Investment Division......        6,277       80,204
     Fidelity VIP Freedom 2040
       Investment Division......        2,867       53,661
     Fidelity VIP Freedom 2050
       Investment Division......        1,584       26,113

                                                            FOR THE YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------------------------------------------
                                                   COST OF                                  PROCEEDS
                                                PURCHASES ($)                            FROM SALES ($)
                                  ---------------------------------------  -----------------------------------------
                                     2014          2013          2012         2014           2013           2012
                                  -------------  ------------  ----------  -------------  -------------  -----------
     AllianceBernstein Global
       Thematic Growth
       Investment Division......      17,021         7,870          3,785      11,424         16,644       4,346,961
     AllianceBernstein
       Intermediate Bond
       Investment Division......       3,407         6,655         57,983       2,264         47,232           1,934
     American Century VP
       Capital Appreciation
       Investment Division......         589(a)         --             --         211(a)          --              --
     American Funds Bond
       Investment Division......     879,839     1,038,371      1,312,217     670,493        587,559         763,603
     American Funds Global
       Small Capitalization
       Investment Division......   2,323,592     2,195,162      3,115,383   4,957,120      5,135,958       5,038,503
     American Funds Growth
       Investment Division......  11,457,537     3,805,307      3,746,471  11,167,958     11,132,333      10,752,272
     American Funds
       Growth-Income
       Investment Division......   7,783,956     3,196,534      2,947,311   7,114,338      6,413,846       5,517,911
     American Funds
       International
       Investment Division......      49,085       273,741         53,707      24,982        231,378         107,360
     American Funds U.S.
       Government/AAA-Rated
       Securities Investment
       Division.................       1,772         6,097          7,935       1,495          1,780           7,421
     Dreyfus VIF International
       Value Investment
       Division.................       3,201         4,196          5,777       2,373          5,015           2,581
     Fidelity VIP Asset Manager:
       Growth Investment
       Division.................     181,483       141,995        564,188     117,715        548,689         229,156
     Fidelity VIP Contrafund
       Investment Division......     226,935       410,978        256,811     199,157        755,794         392,517
     Fidelity VIP Equity-Income
       Investment Division......       2,954        17,769         51,762      11,967         51,901           7,307
     Fidelity VIP Freedom 2010
       Investment Division......      21,634         3,749          3,999      20,447          1,304           1,313
     Fidelity VIP Freedom 2020
       Investment Division......     165,843       145,138         38,622     171,907         36,374          41,771
     Fidelity VIP Freedom 2025
       Investment Division......       1,384        39,398(b)          --       4,514          2,977(b)           --
     Fidelity VIP Freedom 2030
       Investment Division......     140,205        30,075          2,517     122,464         19,207          23,108
     Fidelity VIP Freedom 2040
       Investment Division......      93,959        11,359(c)          --      52,334             76(c)           --
     Fidelity VIP Freedom 2050
       Investment Division......      60,842           518          2,492      57,314            489             302

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  For the period April 30, 2012 to December 31, 2012.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31,
                                 -------------------------

                                    SHARES      COST ($)
                                 -----------  ------------
                                     2014         2014
                                 -----------  ------------
     Fidelity VIP High Income
       Investment Division.....       31,192       183,406
     Fidelity VIP Investment
       Grade Bond Investment
       Division................       99,329     1,279,762
     Fidelity VIP Mid Cap
       Investment Division.....        6,904       202,790
     FTVIPT Franklin Income
       VIP Investment
       Division................        1,572        26,232
     FTVIPT Franklin Mutual
       Global Discovery VIP
       Investment Division.....       22,091       452,831
     FTVIPT Franklin Mutual
       Shares VIP Investment
       Division................        1,875        39,246
     FTVIPT Templeton Foreign
       VIP Investment
       Division................      348,590     5,205,211
     FTVIPT Templeton Global
       Bond VIP Investment
       Division................       66,643     1,266,691
     Goldman Sachs Mid-Cap
       Value Investment
       Division................       17,284       275,724
     Goldman Sachs Small Cap
       Equity Insights
       Investment Division.....        2,711        34,247
     Invesco V.I. Comstock
       Investment Division.....       18,217       220,508
     Invesco V.I. Government
       Securities Investment
       Division................            7            84
     Invesco V.I. International
       Growth Investment
       Division................       10,052       323,147
     Janus Aspen Balanced
       Investment Division.....       32,844       930,071
     Janus Aspen Forty
       Investment Division.....       14,037       479,580
     Janus Aspen Janus
       Investment Division.....       13,423       283,280
     Janus Aspen Overseas
       Investment Division.....        1,504        67,837
     MFS VIT Global Equity
       Investment Division.....        9,707       143,234
     MFS VIT New Discovery
       Investment Division.....       13,520       197,510

                                                         FOR THE YEAR ENDED DECEMBER 31,
                                 -----------------------------------------------------------------------------
                                                 COST OF                               PROCEEDS
                                              PURCHASES ($)                         FROM SALES ($)
                                 --------------------------------------  -------------------------------------
                                    2014         2013           2012        2014         2013          2012
                                  ---------    ------------  ----------     -------    ------------  ---------
     Fidelity VIP High Income
       Investment Division.....      21,533        9,749        125,580       9,295        6,850         2,451
     Fidelity VIP Investment
       Grade Bond Investment
       Division................     492,396    1,222,120      1,921,672     996,618    1,702,641     1,407,822
     Fidelity VIP Mid Cap
       Investment Division.....      20,809       36,720        173,748      24,409      710,324        67,376
     FTVIPT Franklin Income
       VIP Investment
       Division................      30,058        1,158(d)          --       4,384          551(d)         --
     FTVIPT Franklin Mutual
       Global Discovery VIP
       Investment Division.....      87,301      138,324        175,011      79,798      553,153       195,072
     FTVIPT Franklin Mutual
       Shares VIP Investment
       Division................      19,716       23,740(d)          --       2,934        1,637(d)         --
     FTVIPT Templeton Foreign
       VIP Investment
       Division................   2,395,132      488,568        878,128     901,189      808,327       422,457
     FTVIPT Templeton Global
       Bond VIP Investment
       Division................      94,840      996,332        146,290     136,586      115,913        19,865
     Goldman Sachs Mid-Cap
       Value Investment
       Division................      54,571       60,380          2,932      35,646       75,921        57,554
     Goldman Sachs Small Cap
       Equity Insights
       Investment Division.....       7,642       14,789          6,983       9,176        4,535        35,753
     Invesco V.I. Comstock
       Investment Division.....      14,379        4,245         29,964       7,046        5,974        16,512
     Invesco V.I. Government
       Securities Investment
       Division................         282       11,593         15,310      11,325          357        36,465
     Invesco V.I. International
       Growth Investment
       Division................      23,557      347,644      6,090,412      66,518    6,733,613       311,291
     Janus Aspen Balanced
       Investment Division.....     131,441      103,316        249,875      82,517      330,801       555,156
     Janus Aspen Forty
       Investment Division.....     266,429       25,891        251,563     400,760      268,869       231,604
     Janus Aspen Janus
       Investment Division.....      42,556        7,622         34,590      23,494      736,912        57,167
     Janus Aspen Overseas
       Investment Division.....      14,546       17,811        114,730      21,028      430,241        18,736
     MFS VIT Global Equity
       Investment Division.....      11,222       15,146        135,732      11,006        3,782        12,826
     MFS VIT New Discovery
       Investment Division.....      45,561        1,726         42,794       6,105       10,583         4,661

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  For the period April 30, 2012 to December 31, 2012.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                     AS OF DECEMBER 31,
                                  ------------------------

                                    SHARES       COST ($)
                                  -----------  -----------
                                     2014          2014
                                  -----------  -----------
     MFS VIT Value Investment
        Division................        1,101       14,322
     MFS VIT II High Yield
        Investment Division.....       23,822      145,784
     MIST AllianceBernstein
        Global Dynamic
        Allocation Investment
        Division................        4,214       46,956
     MIST Allianz Global
        Investors Dynamic
        Multi-Asset Plus
        Investment Division.....            7           76
     MIST American Funds
        Balanced Allocation
        Investment Division.....       80,874      794,696
     MIST American Funds
        Growth Allocation
        Investment Division.....      143,369    1,364,585
     MIST American Funds
        Moderate Allocation
        Investment Division.....       96,201      974,847
     MIST AQR Global Risk
        Balanced Investment
        Division................       16,545      184,610
     MIST BlackRock Global
        Tactical Strategies
        Investment Division.....       17,510      187,454
     MIST Clarion Global
        Real Estate Investment
        Division................    2,531,666   29,983,323
     MIST ClearBridge
        Aggressive Growth
        Investment Division.....    2,960,463   32,892,931
     MIST Harris Oakmark
        International Investment
        Division................    2,605,443   38,234,966
     MIST Invesco Balanced-
        Risk Allocation
        Investment Division.....        2,914       30,701
     MIST Invesco Mid Cap
        Value Investment
        Division................    4,659,832   80,675,509
     MIST Invesco Small Cap
        Growth Investment
        Division................      362,671    5,459,934
     MIST JPMorgan Global
        Active Allocation
        Investment Division.....       14,442      162,480

                                                            FOR THE YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------------------------------------
                                                   COST OF                                    PROCEEDS
                                                PURCHASES ($)                              FROM SALES ($)
                                  -------------------------------------------  -----------------------------------------
                                     2014           2013           2012           2014          2013          2012
                                  -------------  -------------  -------------  -------------  ------------  ------------
     MFS VIT Value Investment
        Division................         955            274          1,023          1,720         1,372        33,595
     MFS VIT II High Yield
        Investment Division.....       8,053        147,796(e)          --          9,380           707(e)         --
     MIST AllianceBernstein
        Global Dynamic
        Allocation Investment
        Division................      17,377         33,068          8,989(f)       3,240         7,386         2,055(f)
     MIST Allianz Global
        Investors Dynamic
        Multi-Asset Plus
        Investment Division.....         100(a)          --             --             24(a)         --            --
     MIST American Funds
        Balanced Allocation
        Investment Division.....     187,720        136,505        111,688         60,112        46,230        50,779
     MIST American Funds
        Growth Allocation
        Investment Division.....     432,644        596,532        211,211        272,941       241,084       178,743
     MIST American Funds
        Moderate Allocation
        Investment Division.....     261,530        332,563        223,173         80,567        87,879        72,031
     MIST AQR Global Risk
        Balanced Investment
        Division................      57,534        202,173         30,767(f)      35,216        63,799         6,330(f)
     MIST BlackRock Global
        Tactical Strategies
        Investment Division.....     104,608         72,022         40,820(f)      14,302        13,676         2,670(f)
     MIST Clarion Global
        Real Estate Investment
        Division................   7,937,396      4,872,884      3,856,513      7,343,310     2,567,939     2,040,067
     MIST ClearBridge
        Aggressive Growth
        Investment Division.....  22,044,282      2,383,159        770,047      3,068,564     1,442,150     1,188,432
     MIST Harris Oakmark
        International Investment
        Division................   7,989,660     12,366,501      2,666,808     11,781,678     3,801,502     3,615,172
     MIST Invesco Balanced-
        Risk Allocation
        Investment Division.....      10,894         28,473          9,936(f)       4,860        11,354         2,420(f)
     MIST Invesco Mid Cap
        Value Investment
        Division................  17,257,547      1,498,456     76,386,802      6,663,774     5,791,979     4,011,220
     MIST Invesco Small Cap
        Growth Investment
        Division................   1,841,187      1,526,001        866,163      1,116,722     1,137,610     1,148,655
     MIST JPMorgan Global
        Active Allocation
        Investment Division.....      72,943        133,918         21,306(f)      15,555        47,621         2,566(f)

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  For the period April 30, 2012 to December 31, 2012.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                   AS OF DECEMBER 31,
                                 ------------------------

                                   SHARES      COST ($)
                                 ----------  ------------
                                    2014         2014
                                 ----------  ------------
     MIST JPMorgan Small Cap
       Value Investment
       Division................      16,330       281,643
     MIST Loomis Sayles
       Global Markets
       Investment Division.....      28,001       379,139
     MIST Lord Abbett Bond
       Debenture Investment
       Division................   2,196,552    26,792,695
     MIST Met/Templeton
       International Bond
       Investment Division.....      15,359       176,398
     MIST MetLife Asset
       Allocation 100
       Investment Division.....   1,489,336    16,192,783
     MIST MetLife Balanced
       Plus Investment
       Division................      20,128       229,639
     MIST MetLife Multi-Index
       Targeted Risk Investment
       Division................       9,919       117,011
     MIST MetLife Small Cap
       Value Investment
       Division................      42,448       619,619
     MIST MFS Emerging
       Markets Equity
       Investment Division.....      54,415       550,380
     MIST MFS Research
       International Investment
       Division................   1,756,047    18,966,440
     MIST Morgan Stanley Mid
       Cap Growth Investment
       Division................  14,166,283   145,643,325
     MIST Oppenheimer Global
       Equity Investment
       Division................   2,381,048    32,138,325
     MIST PIMCO Inflation
       Protected Bond
       Investment Division.....   1,118,847    12,369,420
     MIST PIMCO Total Return
       Investment Division.....   3,885,936    45,989,560
     MIST Pioneer Fund
       Investment Division.....      15,539       174,337
     MIST Pyramis Managed
       Risk Investment
       Division................         137         1,522

                                                           FOR THE YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------------
                                                COST OF                                    PROCEEDS
                                             PURCHASES ($)                              FROM SALES ($)
                                 ----------------------------------------  ------------------------------------------
                                    2014         2013          2012            2014        2013            2012
                                  ----------   ------------  ------------  -----------  --------------  -------------
     MIST JPMorgan Small Cap
       Value Investment
       Division................      107,150     203,341        19,336          49,885       18,320         21,553
     MIST Loomis Sayles
       Global Markets
       Investment Division.....       47,648     386,272(d)         --          48,429       11,829(d)          --
     MIST Lord Abbett Bond
       Debenture Investment
       Division................    5,135,027   3,850,241     4,029,220       4,601,508    3,533,230      2,630,362
     MIST Met/Templeton
       International Bond
       Investment Division.....       99,613     105,910         3,780(f)        8,955       22,711          1,243(f)
     MIST MetLife Asset
       Allocation 100
       Investment Division.....    2,705,529   1,755,615     1,631,765       1,925,555    1,915,678        989,906
     MIST MetLife Balanced
       Plus Investment
       Division................      157,666     107,011        50,269(f)       16,033       66,151          6,146(f)
     MIST MetLife Multi-Index
       Targeted Risk Investment
       Division................      116,860      10,029(d)         --           2,566        7,161(d)          --
     MIST MetLife Small Cap
       Value Investment
       Division................       53,036      63,430       126,084         120,727      233,699        192,017
     MIST MFS Emerging
       Markets Equity
       Investment Division.....      409,348     203,989       153,279         127,301       16,542         95,164
     MIST MFS Research
       International Investment
       Division................    1,401,947   4,346,021     3,674,489       1,748,099    1,625,675      1,969,844
     MIST Morgan Stanley Mid
       Cap Growth Investment
       Division................    2,474,168   3,506,234     4,192,041      15,801,000   14,826,330     13,094,724
     MIST Oppenheimer Global
       Equity Investment
       Division................    3,170,102   2,321,885     1,995,431       4,390,657    3,889,775      4,751,183
     MIST PIMCO Inflation
       Protected Bond
       Investment Division.....    1,814,740   2,836,674     4,918,545       1,907,316    3,102,046      1,739,898
     MIST PIMCO Total Return
       Investment Division.....    2,535,003   9,342,752     6,325,271       6,427,172    5,838,413      5,836,729
     MIST Pioneer Fund
       Investment Division.....       61,661       7,882         7,582           2,073       47,925          4,551
     MIST Pyramis Managed
       Risk Investment
       Division................        1,698         292(d)         --             476           --(d)          --

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  For the period April 30, 2012 to December 31, 2012.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31,
                                 -----------------------

                                   SHARES      COST ($)
                                 ----------  -----------
                                    2014         2014
                                 ----------  -----------
     MIST Schroders Global
        Multi-Asset Investment
        Division...............       2,685       29,759
     MIST SSgA Growth and
        Income ETF Investment
        Division...............     611,571    6,990,886
     MIST SSgA Growth ETF
        Investment Division....     513,599    5,765,554
     MIST T. Rowe Price Large
        Cap Value Investment
        Division...............      66,664    1,702,047
     MIST T. Rowe Price Mid
        Cap Growth Investment
        Division...............   2,495,523   22,606,849
     MIST WMC Large Cap
        Research Investment
        Division...............  28,462,883  305,484,709
     MSF Baillie Gifford
        International Stock
        Investment Division....   4,092,604   45,323,026
     MSF Barclays Aggregate
        Bond Index Investment
        Division...............  11,664,487  127,947,920
     MSF BlackRock Bond
        Income Investment
        Division...............     746,115   80,232,641
     MSF BlackRock Capital
        Appreciation Investment
        Division...............     236,376    5,905,934
     MSF BlackRock Large Cap
        Value Investment
        Division...............   2,030,413   20,929,786
     MSF BlackRock Money
        Market Investment
        Division...............     300,328   30,032,793
     MSF Frontier Mid Cap
        Growth Investment
        Division...............   6,318,661  154,154,563
     MSF Jennison Growth
        Investment Division....   1,408,541   16,419,470
     MSF Loomis Sayles Small
        Cap Core Investment
        Division...............      85,796   18,983,963
     MSF Loomis Sayles Small
        Cap Growth Investment
        Division...............     773,647    8,310,626

                                                        FOR THE YEAR ENDED DECEMBER 31,
                                 --------------------------------------------------------------------------------
                                                COST OF                                 PROCEEDS
                                             PURCHASES ($)                           FROM SALES ($)
                                 ---------------------------------------  ---------------------------------------
                                    2014         2013         2012           2014         2013         2012
                                 ----------   ----------   -------------  ----------  -----------  --------------
     MIST Schroders Global
        Multi-Asset Investment
        Division...............      11,548       20,776        8,021(f)       3,147        5,512        2,255(f)
     MIST SSgA Growth and
        Income ETF Investment
        Division...............   1,761,161    1,997,849    1,824,928      1,687,133      859,987      688,031
     MIST SSgA Growth ETF
        Investment Division....   1,868,438    1,446,527    1,113,746        847,985      671,592      500,843
     MIST T. Rowe Price Large
        Cap Value Investment
        Division...............     147,425      420,793       76,536         28,700      193,933       17,219
     MIST T. Rowe Price Mid
        Cap Growth Investment
        Division...............   5,023,487    3,029,264    3,759,855      2,437,153    2,799,197    7,974,926
     MIST WMC Large Cap
        Research Investment
        Division...............   8,159,906    6,774,176    5,579,948     28,472,042   26,186,441   24,675,854
     MSF Baillie Gifford
        International Stock
        Investment Division....   1,702,428    2,118,267    2,184,026      3,434,170    3,108,949    4,015,643
     MSF Barclays Aggregate
        Bond Index Investment
        Division...............  17,873,747   20,021,956   18,934,907     11,732,000    8,161,697   11,439,455
     MSF BlackRock Bond
        Income Investment
        Division...............   5,415,462    8,070,467    5,640,825      6,638,355    6,400,153    7,542,088
     MSF BlackRock Capital
        Appreciation Investment
        Division...............     690,157    3,327,801    7,158,245     12,805,858    1,550,635    2,120,133
     MSF BlackRock Large Cap
        Value Investment
        Division...............   6,262,989    2,342,311    3,386,813      1,834,624    1,620,473    1,826,005
     MSF BlackRock Money
        Market Investment
        Division...............  18,335,118    8,919,408   13,187,844     12,084,209    8,411,979   10,707,190
     MSF Frontier Mid Cap
        Growth Investment
        Division...............  21,151,998    8,476,019    2,359,607     17,712,139   22,525,722   16,639,363
     MSF Jennison Growth
        Investment Division....   3,179,188      913,517    5,678,348      2,763,458    2,926,328    1,525,681
     MSF Loomis Sayles Small
        Cap Core Investment
        Division...............   3,980,334    2,698,843    1,244,281      1,814,675    2,319,697    1,870,414
     MSF Loomis Sayles Small
        Cap Growth Investment
        Division...............   2,282,405    1,502,732      435,159      1,779,900    1,369,444    1,390,992

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  For the period April 30, 2012 to December 31, 2012.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                  AS OF DECEMBER 31,                           FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------  -------------------------------------------------------------------------
                                                                         COST OF                             PROCEEDS
                                  SHARES      COST ($)                PURCHASES ($)                       FROM SALES ($)
                                ----------  ------------  -----------------------------------   -----------------------------------
                                   2014         2014         2014         2013        2012         2014        2013         2012
                                ----------  ------------  ----------   ----------  ----------   ----------  ----------   ----------
     MSF Met/Artisan Mid Cap
       Value Investment
       Division...............     229,147    47,205,549   1,388,923    1,897,264   1,652,342    4,484,383   4,831,177    3,672,223
     MSF MetLife Asset
       Allocation 20
       Investment Division....     477,727     5,418,891   1,528,404    1,016,919   1,835,676      974,749   1,287,364    1,004,176
     MSF MetLife Asset
       Allocation 40
       Investment Division....     783,233     8,930,537   1,909,288    1,722,153   2,243,025    1,095,441   1,719,216      731,687
     MSF MetLife Asset
       Allocation 60
       Investment Division....   3,959,990    43,767,135   7,170,769    5,705,492   5,656,884    4,378,369   6,533,709    4,063,798
     MSF MetLife Asset
       Allocation 80
       Investment Division....   6,573,430    72,363,864   7,388,669    7,738,825   7,501,562    6,440,275   8,434,282    5,594,631
     MSF MetLife Mid Cap
       Stock Index Investment
       Division...............   4,690,948    60,746,648   8,192,648   13,448,733   6,434,902   18,250,892   7,654,195    6,851,251
     MSF MetLife Stock Index
       Investment Division....  21,338,774   664,443,857  55,709,939   44,934,052  41,740,053   76,321,598  61,796,495   56,539,432
     MSF MFS Total Return
       Investment Division....      57,815     7,957,251     862,352      938,490   1,197,544    1,045,972     830,981    1,043,992
     MSF MFS Value
       Investment Division....   4,746,167    63,854,211   6,999,445   13,685,105   3,310,186    7,007,481   6,070,278    4,486,581
     MSF MSCI EAFE Index
       Investment Division....   6,140,570    69,664,087  10,695,798    7,260,878   7,247,918    7,195,699   7,024,358    7,865,571
     MSF Neuberger Berman
       Genesis Investment
       Division...............   5,911,710    85,325,484   2,063,278    7,027,531   1,372,639    7,736,851   7,742,991    5,678,800
     MSF Russell 2000 Index
       Investment Division....   3,663,212    46,122,490   6,587,826    3,029,528   2,536,084    6,379,754   6,463,070    5,292,336
     MSF T. Rowe Price Large
       Cap Growth Investment
       Division...............   3,364,096    49,443,509   7,579,276   15,736,961   2,729,462    6,082,255   6,944,037    3,564,278
     MSF T. Rowe Price Small
       Cap Growth Investment
       Division...............   4,688,390    66,379,597  10,586,051    9,391,866  12,017,765   25,182,622  11,430,616   10,094,477
     MSF Van Eck Global
       Natural Resources
       Investment Division....      15,563       211,110     134,400      114,120      52,989       80,461      11,294        9,747
     MSF Western Asset
       Management Strategic
       Bond Opportunities
       Investment Division....   1,937,099    24,190,106   2,618,269    3,018,642   2,398,460    1,964,514   2,127,409    2,267,683
     MSF Western Asset
       Management U.S.
       Government Investment
       Division...............   1,353,100    16,365,737   1,153,933    1,874,177   1,529,728    1,400,796   1,529,016    1,548,704

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  For the period April 30, 2012 to December 31, 2012.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                    AS OF DECEMBER 31,
                                 ------------------------

                                    SHARES      COST ($)
                                 -----------  -----------
                                     2014         2014
                                 -----------  -----------
     MSF WMC Balanced
       Investment Division.....   14,006,062  227,415,723
     MSF WMC Core Equity
       Opportunities
       Investment Division.....    1,751,749   51,108,535
     Oppenheimer VA Main
       Street Small Cap
       Investment Division.....          190        4,854
     PIMCO VIT All Asset
       Investment Division.....       87,104      963,388
     PIMCO VIT Commodity
       RealReturn Strategy
       Investment Division.....        7,249       45,443
     PIMCO VIT Low Duration
       Investment Division.....      147,127    1,541,416
     Pioneer VCT Mid Cap Value
       Investment Division.....        3,083       53,268
     Putnam VT International
       Value Investment
       Division................          589        6,119
     Royce Micro-Cap
       Investment Division.....          733        7,741
     Royce Small-Cap
       Investment Division.....        4,061       48,922
     UIF Emerging Markets
       Debt Investment
       Division................       99,693      877,077
     UIF Emerging Markets
       Equity Investment
       Division................      151,792    2,246,937
     Wells Fargo VT Total
       Return Bond Investment
       Division................       96,594    1,015,156

                                                           FOR THE YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------------------------------------
                                                  COST OF                                  PROCEEDS
                                               PURCHASES ($)                            FROM SALES ($)
                                 ---------------------------------------  -----------------------------------------
                                    2014          2013          2012         2014           2013           2012
                                  ------------  ------------  ----------  -------------  -------------  -----------
     MSF WMC Balanced
       Investment Division.....   7,536,901     9,203,469      8,590,251  22,681,028     19,565,615      21,948,665
     MSF WMC Core Equity
       Opportunities
       Investment Division.....   7,579,420     3,803,213      2,240,132   5,561,430      6,337,042       3,984,624
     Oppenheimer VA Main
       Street Small Cap
       Investment Division.....       4,945(g)         --             --          91(g)          --              --
     PIMCO VIT All Asset
       Investment Division.....      59,597       919,742         31,250      37,514        102,137           4,536
     PIMCO VIT Commodity
       RealReturn Strategy
       Investment Division.....      40,783         6,189(d)          --       1,248            275(d)           --
     PIMCO VIT Low Duration
       Investment Division.....      21,087       932,742         47,764      31,701        317,710          43,068
     Pioneer VCT Mid Cap Value
       Investment Division.....      22,259           425         13,669       3,724        131,940           7,978
     Putnam VT International
       Value Investment
       Division................       1,415         6,233(b)          --       1,293            293(b)           --
     Royce Micro-Cap
       Investment Division.....       1,597         2,118         56,398          80        429,932          11,535
     Royce Small-Cap
       Investment Division.....     399,926       226,942        194,261     998,708        224,586         463,815
     UIF Emerging Markets
       Debt Investment
       Division................     126,705       271,301        734,902     474,385        107,779          65,546
     UIF Emerging Markets
       Equity Investment
       Division................   1,371,355       399,267        423,867     334,525        165,296          68,649
     Wells Fargo VT Total
       Return Bond Investment
       Division................     802,502        59,791        435,287      56,718        270,977          88,422

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  For the period April 30, 2012 to December 31, 2012.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012:





                                    ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014               2013                2012
                           ------------------  -----------------  ------------------

Units beginning of year..              10,121             11,630             914,212
Units issued and
   transferred from other
   funding options.......               2,619              1,489                 797
Units redeemed and
   transferred to other
   funding options.......             (1,692)            (2,998)           (903,379)
                           ------------------  -----------------  ------------------
Units end of year........              11,048             10,121              11,630
                           ==================  =================  ==================


                                                                                           AMERICAN
                                                                                          CENTURY VP
                                                                                            CAPITAL
                                       ALLIANCEBERNSTEIN INTERMEDIATE BOND               APPRECIATION
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                           ---------------------------------------------------------  -------------------
                                 2014                2013                2012              2014 (a)
                           -----------------  ------------------  ------------------  -------------------

Units beginning of year..              3,812               6,675               3,232                  --
Units issued and
   transferred from other
   funding options.......                 44                 219               3,563                  32
Units redeemed and
   transferred to other
   funding options.......              (144)             (3,082)               (120)                (11)
                           -----------------  ------------------  ------------------  -------------------
Units end of year........              3,712               3,812               6,675                  21
                           =================  ==================  ==================  ===================





                                              AMERICAN FUNDS BOND
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014               2013                2012
                           -----------------  ------------------  -----------------

Units beginning of year..            417,001             397,946            367,699
Units issued and
   transferred from other
   funding options.......             99,347             106,636            131,998
Units redeemed and
   transferred to other
   funding options.......           (93,794)            (87,581)          (101,751)
                           -----------------  ------------------  -----------------
Units end of year........            422,554             417,001            397,946
                           =================  ==================  =================

                                  AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014               2013                2012
                           -----------------  -----------------  -----------------

Units beginning of year..          1,848,240          1,947,587          2,037,588
Units issued and
   transferred from other
   funding options.......            218,125            249,505            343,427
Units redeemed and
   transferred to other
   funding options.......          (293,650)          (348,852)          (433,428)
                           -----------------  -----------------  -----------------
Units end of year........          1,772,715          1,848,240          1,947,587
                           =================  =================  =================


                                             AMERICAN FUNDS GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..          1,184,798          1,269,410          1,353,057
Units issued and
   transferred from other
   funding options.......            116,712            145,646            191,289
Units redeemed and
   transferred to other
   funding options.......          (181,654)          (230,258)          (274,936)
                           -----------------  -----------------  -----------------
Units end of year........          1,119,856          1,184,798          1,269,410
                           =================  =================  =================


                                        AMERICAN FUNDS GROWTH-INCOME
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013              2012
                           -----------------  -----------------  -----------------

Units beginning of year..          1,315,261          1,382,116          1,453,945
Units issued and
   transferred from other
   funding options.......            131,341            173,179            212,605
Units redeemed and
   transferred to other
   funding options.......          (203,195)          (240,034)          (284,434)
                           -----------------  -----------------  -----------------
Units end of year........          1,243,407          1,315,261          1,382,116
                           =================  =================  =================


                                        AMERICAN FUNDS INTERNATIONAL
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014               2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..             19,162             18,773             21,039
Units issued and
   transferred from other
   funding options.......              1,226              7,789              1,746
Units redeemed and
   transferred to other
   funding options.......              (801)            (7,400)            (4,012)
                           -----------------  -----------------  -----------------
Units end of year........             19,587             19,162             18,773
                           =================  =================  =================

                                                 AMERICAN FUNDS
                                      U.S. GOVERNMENT/AAA-RATED SECURITIES
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014                2013               2012
                           ------------------  -----------------  ------------------

Units beginning of year..               2,093              1,972               2,025
Units issued and
   transferred from other
   funding options.......                  54                220                 292
Units redeemed and
   transferred to other
   funding options.......                (65)               (99)               (345)
                           ------------------  -----------------  ------------------
Units end of year........               2,082              2,093               1,972
                           ==================  =================  ==================



                                        DREYFUS VIF INTERNATIONAL VALUE
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014               2013                2012
                           ------------------  -----------------  ------------------

Units beginning of year..              15,672             16,013              16,153
Units issued and
   transferred from other
   funding options.......                  --                 11                  77
Units redeemed and
   transferred to other
   funding options.......               (153)              (352)               (217)
                           ------------------  -----------------  ------------------
Units end of year........              15,519             15,672              16,013
                           ==================  =================  ==================



                                       FIDELITY VIP ASSET MANAGER: GROWTH
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014                2013               2012
                           ------------------  -----------------  ------------------

Units beginning of year..             132,058            164,596             138,116
Units issued and
   transferred from other
   funding options.......              11,986             11,097              47,327
Units redeemed and
   transferred to other
   funding options.......             (8,991)           (43,635)            (20,847)
                           ------------------  -----------------  ------------------
Units end of year........             135,053            132,058             164,596
                           ==================  =================  ==================



                                            FIDELITY VIP CONTRAFUND
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014               2013                2012
                           -----------------  ------------------  -----------------

Units beginning of year..            115,785             147,414            157,450
Units issued and
   transferred from other
   funding options.......              6,940               9,977             16,403
Units redeemed and
   transferred to other
   funding options.......            (8,894)            (41,606)           (26,439)
                           -----------------  ------------------  -----------------
Units end of year........            113,831             115,785            147,414
                           =================  ==================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012:


                                          FIDELITY VIP EQUITY-INCOME
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014               2013                2012
                           -----------------  ------------------  ------------------

Units beginning of year..              1,817               4,431               1,549
Units issued and
   transferred from other
   funding options.......                100                 860               3,462
Units redeemed and
   transferred to other
   funding options.......              (658)             (3,474)               (580)
                           -----------------  ------------------  ------------------
Units end of year........              1,259               1,817               4,431
                           =================  ==================  ==================


                                           FIDELITY VIP FREEDOM 2010
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014               2013                2012
                           ------------------  -----------------  ------------------

Units beginning of year..               3,488              3,378               3,238
Units issued and
   transferred from other
   funding options.......               7,340                118                 200
Units redeemed and
   transferred to other
   funding options.......             (7,354)                (8)                (60)
                           ------------------  -----------------  ------------------
Units end of year........               3,474              3,488               3,378
                           ==================  =================  ==================


                                            FIDELITY VIP FREEDOM 2020                         FIDELITY VIP FREEDOM 2025
                                               INVESTMENT DIVISION                               INVESTMENT DIVISION
                           ----------------------------------------------------------  --------------------------------------
                                  2014                2013                2012                2014              2013 (b)
                           ------------------  ------------------  ------------------  ------------------  ------------------

Units beginning of year..              58,587              51,279              53,514               2,149                  --
Units issued and
   transferred from other
   funding options.......              25,007               9,018                 968                  --               2,321
Units redeemed and
   transferred to other
   funding options.......            (27,549)             (1,710)             (3,203)               (235)               (172)
                           ------------------  ------------------  ------------------  ------------------  ------------------
Units end of year........              56,045              58,587              51,279               1,914               2,149
                           ==================  ==================  ==================  ==================  ==================

                                           FIDELITY VIP FREEDOM 2030                        FIDELITY VIP FREEDOM 2040
                                              INVESTMENT DIVISION                              INVESTMENT DIVISION
                           ---------------------------------------------------------  ------------------------------------
                                  2014               2013                2012                2014            2013 (c)
                           -----------------  ------------------  ------------------  -----------------  -----------------

Units beginning of year..              4,709               3,939               6,028                782                 --
Units issued and
   transferred from other
   funding options.......             23,056                 811                  83             10,224                784
Units redeemed and
   transferred to other
   funding options.......           (21,854)                (41)             (2,172)            (7,632)                (2)
                           -----------------  ------------------  ------------------  -----------------  -----------------
Units end of year........              5,911               4,709               3,939              3,374                782
                           =================  ==================  ==================  =================  =================


                                           FIDELITY VIP FREEDOM 2050
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014                2013              2012
                           ------------------  -----------------  -----------------

Units beginning of year..               1,444              1,468              1,492
Units issued and
   transferred from other
   funding options.......               7,473                  1                 --
Units redeemed and
   transferred to other
   funding options.......             (7,248)               (25)               (24)
                           ------------------  -----------------  -----------------
Units end of year........               1,669              1,444              1,468
                           ==================  =================  =================


                                           FIDELITY VIP HIGH INCOME
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014                2013              2012
                           ------------------  -----------------  -----------------

Units beginning of year..               8,598              8,955              2,677
Units issued and
   transferred from other
   funding options.......                 576                  4              6,418
Units redeemed and
   transferred to other
   funding options.......               (462)              (361)              (140)
                           ------------------  -----------------  -----------------
Units end of year........               8,712              8,598              8,955
                           ==================  =================  =================

                                      FIDELITY VIP INVESTMENT GRADE BOND
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014               2013               2012
                           -----------------  -----------------  ------------------

Units beginning of year..            109,725            144,729             117,053
Units issued and
   transferred from other
   funding options.......             29,160             74,632             117,701
Units redeemed and
   transferred to other
   funding options.......           (62,146)          (109,636)            (90,025)
                           -----------------  -----------------  ------------------
Units end of year........             76,739            109,725             144,729
                           =================  =================  ==================


                                            FIDELITY VIP MID CAP                         FTVIPT FRANKLIN INCOME VIP
                                             INVESTMENT DIVISION                             INVESTMENT DIVISION
                           -------------------------------------------------------  -------------------------------------
                                 2014                2013               2012               2014             2013 (d)
                           -----------------  -----------------  -----------------  -----------------  ------------------

Units beginning of year..              6,501             26,557             24,942                  1                  --
Units issued and
   transferred from other
   funding options.......                386                 46              4,204                 32                   1
Units redeemed and
   transferred to other
   funding options.......              (627)           (20,102)            (2,589)                (5)                  --
                           -----------------  -----------------  -----------------  -----------------  ------------------
Units end of year........              6,260              6,501             26,557                 28                   1
                           =================  =================  =================  =================  ==================


                                 FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014               2013                2012
                           -----------------  -----------------  -----------------

Units beginning of year..             19,479             40,339             44,626
Units issued and
   transferred from other
   funding options.......              1,756              1,707              6,077
Units redeemed and
   transferred to other
   funding options.......            (3,050)           (22,567)           (10,364)
                           -----------------  -----------------  -----------------
Units end of year........             18,185             19,479             40,339
                           =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012:


                              FTVIPT FRANKLIN MUTUAL SHARES VIP                 FTVIPT TEMPLETON FOREIGN VIP
                                     INVESTMENT DIVISION                             INVESTMENT DIVISION
                             ------------------------------------  ------------------------------------------------------
                                    2014            2013 (d)             2014               2013               2012
                             -----------------  -----------------  -----------------  ----------------  -----------------

Units beginning of year....                 67                 --            203,220           225,312            203,775
Units issued and
   transferred from other
   funding options.........                 50                 72            129,250            22,322             49,290
Units redeemed and
   transferred to other
   funding options.........                (8)                (5)           (55,683)          (44,414)           (27,753)
                             -----------------  -----------------  -----------------  ----------------  -----------------
Units end of year..........                109                 67            276,787           203,220            225,312
                             =================  =================  =================  ================  =================


                                        FTVIPT TEMPLETON GLOBAL BOND VIP
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013               2012
                             -----------------  ----------------  -----------------

Units beginning of year....             54,283            18,556             14,004
Units issued and
   transferred from other
   funding options.........              1,227            40,703              5,493
Units redeemed and
   transferred to other
   funding options.........            (5,615)           (4,976)              (941)
                             -----------------  ----------------  -----------------
Units end of year..........             49,895            54,283             18,556
                             =================  ================  =================


                                           GOLDMAN SACHS MID-CAP VALUE
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2014              2013               2012
                             -----------------  -----------------  ----------------

Units beginning of year....             11,790             15,625            19,234
Units issued and
   transferred from other
   funding options.........                140                 --                --
Units redeemed and
   transferred to other
   funding options.........            (1,360)            (3,835)           (3,609)
                             -----------------  -----------------  ----------------
Units end of year..........             10,570             11,790            15,625
                             =================  =================  ================

                                     GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                               INVESTMENT DIVISION
                           ----------------------------------------------------------
                                  2014                2013                2012
                           ------------------  ------------------  ------------------

Units beginning of year..               2,114               1,925               4,148
Units issued and
   transferred from other
   funding options.......                 111                 460                 435
Units redeemed and
   transferred to other
   funding options.......               (459)               (271)             (2,658)
                           ------------------  ------------------  ------------------
Units end of year........               1,766               2,114               1,925
                           ==================  ==================  ==================


                                              INVESCO V.I. COMSTOCK
                                               INVESTMENT DIVISION
                           ----------------------------------------------------------
                                  2014                2013                2012
                           ------------------  ------------------  ------------------

Units beginning of year..              18,458              18,847              17,951
Units issued and
   transferred from other
   funding options.......                 598                  11               2,259
Units redeemed and
   transferred to other
   funding options.......               (404)               (400)             (1,363)
                           ------------------  ------------------  ------------------
Units end of year........              18,652              18,458              18,847
                           ==================  ==================  ==================


                                       INVESCO V.I. GOVERNMENT SECURITIES
                                               INVESTMENT DIVISION
                           ----------------------------------------------------------
                                  2014                2013                2012
                           ------------------  ------------------  ------------------

Units beginning of year..                 810                  22               1,570
Units issued and
   transferred from other
   funding options.......                   6                 820               1,091
Units redeemed and
   transferred to other
   funding options.......               (810)                (32)             (2,639)
                           ------------------  ------------------  ------------------
Units end of year........                   6                 810                  22
                           ==================  ==================  ==================


                                        INVESCO V.I. INTERNATIONAL GROWTH
                                               INVESTMENT DIVISION
                           ----------------------------------------------------------
                                  2014                2013                2012
                           ------------------  ------------------  ------------------

Units beginning of year..              16,229             314,797               1,308
Units issued and
   transferred from other
   funding options.......                 795              15,364             329,534
Units redeemed and
   transferred to other
   funding options.......             (2,822)           (313,932)            (16,045)
                           ------------------  ------------------  ------------------
Units end of year........              14,202              16,229             314,797
                           ==================  ==================  ==================

                                              JANUS ASPEN BALANCED
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014                2013               2012
                           ------------------  -----------------  ------------------

Units beginning of year..              44,471             59,065              81,522
Units issued and
   transferred from other
   funding options.......               4,121              1,895               9,247
Units redeemed and
   transferred to other
   funding options.......             (3,775)           (16,489)            (31,704)
                           ------------------  -----------------  ------------------
Units end of year........              44,817             44,471              59,065
                           ==================  =================  ==================


                                              JANUS ASPEN FORTY
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014              2013                2012
                           -----------------  -----------------  -----------------

Units beginning of year..             34,817             46,505             45,616
Units issued and
   transferred from other
   funding options.......                912              1,234             13,757
Units redeemed and
   transferred to other
   funding options.......           (15,422)           (12,922)           (12,868)
                           -----------------  -----------------  -----------------
Units end of year........             20,307             34,817             46,505
                           =================  =================  =================


                                                JANUS ASPEN JANUS
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014                2013               2012
                           ------------------  -----------------  ------------------

Units beginning of year..              28,415             81,921              85,791
Units issued and
   transferred from other
   funding options.......                 699                121               1,271
Units redeemed and
   transferred to other
   funding options.......             (1,635)           (53,627)             (5,141)
                           ------------------  -----------------  ------------------
Units end of year........              27,479             28,415              81,921
                           ==================  =================  ==================


                                             JANUS ASPEN OVERSEAS
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014               2013                2012
                           -----------------  ------------------  -----------------

Units beginning of year..              2,403              17,627             15,536
Units issued and
   transferred from other
   funding options.......                240                 228              3,116
Units redeemed and
   transferred to other
   funding options.......              (759)            (15,452)            (1,025)
                           -----------------  ------------------  -----------------
Units end of year........              1,884               2,403             17,627
                           =================  ==================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012:


                                            MFS VIT GLOBAL EQUITY
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014               2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..              7,761              7,233                356
Units issued and
   transferred from other
   funding options.......                357                716              7,683
Units redeemed and
   transferred to other
   funding options.......              (468)              (188)              (806)
                           -----------------  -----------------  -----------------
Units end of year........              7,650              7,761              7,233
                           =================  =================  =================


                                             MFS VIT NEW DISCOVERY
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..              8,721              9,204              7,919
Units issued and
   transferred from other
   funding options.......                  5                 --              1,553
Units redeemed and
   transferred to other
   funding options.......              (252)              (483)              (268)
                           -----------------  -----------------  -----------------
Units end of year........              8,474              8,721              9,204
                           =================  =================  =================


                                                 MFS VIT VALUE                              MFS VIT II HIGH YIELD
                                              INVESTMENT DIVISION                            INVESTMENT DIVISION
                           -------------------------------------------------------  ------------------------------------
                                  2014               2013               2012               2014             2013 (e)
                           -----------------  -----------------  -----------------  -----------------  -----------------

Units beginning of year..                978              1,049              3,138              8,075                 --
Units issued and
   transferred from other
   funding options.......              1,462                  1                 --                  3              8,117
Units redeemed and
   transferred to other
   funding options.......            (1,537)               (72)            (2,089)              (491)               (42)
                           -----------------  -----------------  -----------------  -----------------  -----------------
Units end of year........                903                978              1,049              7,587              8,075
                           =================  =================  =================  =================  =================

                                                                                        MIST ALLIANZ
                                                                                      GLOBAL INVESTORS
                                            MIST ALLIANCEBERNSTEIN                         DYNAMIC
                                           GLOBAL DYNAMIC ALLOCATION                  MULTI-ASSET PLUS
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                           --------------------------------------------------------  -------------------
                                  2014               2013              2012 (f)           2014 (a)
                           ------------------  -----------------  -----------------  -------------------

Units beginning of year..               2,847                656                 --                  --
Units issued and
   transferred from other
   funding options.......               1,277              2,831                852                  96
Units redeemed and
   transferred to other
   funding options.......               (259)              (640)              (196)                (24)
                           ------------------  -----------------  -----------------  -------------------
Units end of year........               3,865              2,847                656                  72
                           ==================  =================  =================  ===================




                                              MIST AMERICAN FUNDS
                                              BALANCED ALLOCATION
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                 2014                2013               2012
                           -----------------  -----------------  ------------------

Units beginning of year..             57,458             54,591              50,766
Units issued and
   transferred from other
   funding options.......              6,662              6,481               8,491
Units redeemed and
   transferred to other
   funding options.......            (4,204)            (3,614)             (4,666)
                           -----------------  -----------------  ------------------
Units end of year........             59,916             57,458              54,591
                           =================  =================  ==================




                                             MIST AMERICAN FUNDS
                                              GROWTH ALLOCATION
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014                2013              2012
                           -----------------  -----------------  -----------------

Units beginning of year..            108,102             84,318             82,817
Units issued and
   transferred from other
   funding options.......             12,222             43,545             19,200
Units redeemed and
   transferred to other
   funding options.......           (18,723)           (19,761)           (17,699)
                           -----------------  -----------------  -----------------
Units end of year........            101,601            108,102             84,318
                           =================  =================  =================

                                    MIST AMERICAN FUNDS MODERATE ALLOCATION
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014               2013               2012
                           -----------------  -----------------  ------------------

Units beginning of year..             64,895             49,584              37,706
Units issued and
   transferred from other
   funding options.......             12,069             22,287              18,239
Units redeemed and
   transferred to other
   funding options.......            (5,837)            (6,976)             (6,361)
                           -----------------  -----------------  ------------------
Units end of year........             71,127             64,895              49,584
                           =================  =================  ==================


                                        MIST AQR GLOBAL RISK BALANCED
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014                2013             2012 (f)
                           -----------------  -----------------  -----------------

Units beginning of year..             15,059              2,358                 --
Units issued and
   transferred from other
   funding options.......              5,307             18,647              2,974
Units redeemed and
   transferred to other
   funding options.......            (3,320)            (5,946)              (616)
                           -----------------  -----------------  -----------------
Units end of year........             17,046             15,059              2,358
                           =================  =================  =================


                                  MIST BLACKROCK GLOBAL TACTICAL STRATEGIES
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013            2012 (f)
                           -----------------  -----------------  -----------------

Units beginning of year..              8,821              3,707                 --
Units issued and
   transferred from other
   funding options.......              7,919              6,344              3,964
Units redeemed and
   transferred to other
   funding options.......            (1,188)            (1,230)              (257)
                           -----------------  -----------------  -----------------
Units end of year........             15,552              8,821              3,707
                           =================  =================  =================


                                        MIST CLARION GLOBAL REAL ESTATE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014               2013                2012
                           -----------------  -----------------  -----------------

Units beginning of year..          1,412,669          1,388,419          1,311,823
Units issued and
   transferred from other
   funding options.......            493,788            302,475            371,416
Units redeemed and
   transferred to other
   funding options.......          (481,847)          (278,225)          (294,820)
                           -----------------  -----------------  -----------------
Units end of year........          1,424,610          1,412,669          1,388,419
                           =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012:


                                      MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..          1,375,745          1,313,742          1,353,551
Units issued and
   transferred from other
   funding options.......          1,550,161            313,509            230,917
Units redeemed and
   transferred to other
   funding options.......          (406,622)          (251,506)          (270,726)
                           -----------------  -----------------  -----------------
Units end of year........          2,519,284          1,375,745          1,313,742
                           =================  =================  =================


                                       MIST HARRIS OAKMARK INTERNATIONAL
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014               2013               2012
                           ------------------  -----------------  -----------------

Units beginning of year..           1,980,844          1,421,965          1,483,192
Units issued and
   transferred from other
   funding options.......             220,406            863,606            301,420
Units redeemed and
   transferred to other
   funding options.......           (754,557)          (304,727)          (362,647)
                           ------------------  -----------------  -----------------
Units end of year........           1,446,693          1,980,844          1,421,965
                           ==================  =================  =================


                                     MIST INVESCO BALANCED-RISK ALLOCATION
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013             2012 (f)
                           -----------------  -----------------  -----------------

Units beginning of year..             22,938              7,100                 --
Units issued and
   transferred from other
   funding options.......              8,699             26,433              9,427
Units redeemed and
   transferred to other
   funding options.......            (4,395)           (10,595)            (2,327)
                           -----------------  -----------------  -----------------
Units end of year........             27,242             22,938              7,100
                           =================  =================  =================


                                           MIST INVESCO MID CAP VALUE
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014                2013               2012
                           ------------------  ------------------  -----------------

Units beginning of year..           2,707,441           2,873,152              9,000
Units issued and
   transferred from other
   funding options.......             236,264             304,764          3,301,144
Units redeemed and
   transferred to other
   funding options.......           (406,828)           (470,475)          (436,992)
                           ------------------  ------------------  -----------------
Units end of year........           2,536,877           2,707,441          2,873,152
                           ==================  ==================  =================

                                         MIST INVESCO SMALL CAP GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014                2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..            251,143            245,733            279,254
Units issued and
   transferred from other
   funding options.......             57,371             77,189             58,241
Units redeemed and
   transferred to other
   funding options.......           (59,460)           (71,779)           (91,762)
                           -----------------  -----------------  -----------------
Units end of year........            249,054            251,143            245,733
                           =================  =================  =================


                                    MIST JPMORGAN GLOBAL ACTIVE ALLOCATION
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013             2012 (f)
                           -----------------  -----------------  -----------------

Units beginning of year..             93,835             17,811                 --
Units issued and
   transferred from other
   funding options.......             54,885            119,559             20,291
Units redeemed and
   transferred to other
   funding options.......           (12,758)           (43,535)            (2,480)
                           -----------------  -----------------  -----------------
Units end of year........            135,962             93,835             17,811
                           =================  =================  =================


                                         MIST JPMORGAN SMALL CAP VALUE                MIST LOOMIS SAYLES GLOBAL MARKETS
                                              INVESTMENT DIVISION                            INVESTMENT DIVISION
                           -------------------------------------------------------  ------------------------------------
                                  2014               2013               2012               2014            2013 (d)
                           -----------------  -----------------  -----------------  -----------------  -----------------

Units beginning of year..             11,410              2,300              2,480             21,834                 --
Units issued and
   transferred from other
   funding options.......              3,528             10,018              1,210              1,956             22,483
Units redeemed and
   transferred to other
   funding options.......            (2,298)              (908)            (1,390)            (2,488)              (649)
                           -----------------  -----------------  -----------------  -----------------  -----------------
Units end of year........             12,640             11,410              2,300             21,302             21,834
                           =================  =================  =================  =================  =================

                                        MIST LORD ABBETT BOND DEBENTURE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014                2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..          1,003,912          1,063,203          1,085,311
Units issued and
   transferred from other
   funding options.......            169,905            133,374            167,197
Units redeemed and
   transferred to other
   funding options.......          (232,789)          (192,665)          (189,305)
                           -----------------  -----------------  -----------------
Units end of year........            941,028          1,003,912          1,063,203
                           =================  =================  =================


                                    MIST MET/TEMPLETON INTERNATIONAL BOND
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014              2013             2012 (f)
                           -----------------  -----------------  -----------------

Units beginning of year..              5,967                181                 --
Units issued and
   transferred from other
   funding options.......              6,422              7,357                270
Units redeemed and
   transferred to other
   funding options.......              (599)            (1,571)               (89)
                           -----------------  -----------------  -----------------
Units end of year........             11,790              5,967                181
                           =================  =================  =================


                                      MIST METLIFE ASSET ALLOCATION 100
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014               2013                2012
                           -----------------  -----------------  -----------------

Units beginning of year..          1,065,070          1,085,674          1,049,786
Units issued and
   transferred from other
   funding options.......            228,160            197,390            225,712
Units redeemed and
   transferred to other
   funding options.......          (196,513)          (217,994)          (189,824)
                           -----------------  -----------------  -----------------
Units end of year........          1,096,717          1,065,070          1,085,674
                           =================  =================  =================


                                          MIST METLIFE BALANCED PLUS
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013             2012 (f)
                           -----------------  -----------------  -----------------

Units beginning of year..              7,685              4,287                 --
Units issued and
   transferred from other
   funding options.......             11,072              9,284              4,873
Units redeemed and
   transferred to other
   funding options.......            (1,228)            (5,886)              (586)
                           -----------------  -----------------  -----------------
Units end of year........             17,529              7,685              4,287
                           =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012:


                                       MIST METLIFE
                                 MULTI-INDEX TARGETED RISK                     MIST METLIFE SMALL CAP VALUE
                                    INVESTMENT DIVISION                             INVESTMENT DIVISION
                           ------------------------------------  -------------------------------------------------------
                                  2014             2013 (d)             2014               2013               2012
                            ----------------  -----------------  -----------------  -----------------  -----------------

Units beginning of year..                 23                 --             41,430             50,513             54,483
Units issued and
   transferred from other
   funding options.......                966                 91                892              3,119              8,078
Units redeemed and
   transferred to other
   funding options.......               (21)               (68)            (5,571)           (12,202)           (12,048)
                            ----------------  -----------------  -----------------  -----------------  -----------------
Units end of year........                968                 23             36,751             41,430             50,513
                            ================  =================  =================  =================  =================



                                       MIST MFS EMERGING MARKETS EQUITY
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014              2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..             21,705              6,737              2,070
Units issued and
   transferred from other
   funding options.......             25,364             16,265             12,249
Units redeemed and
   transferred to other
   funding options.......           (10,806)            (1,297)            (7,582)
                           -----------------  -----------------  -----------------
Units end of year........             36,263             21,705              6,737
                           =================  =================  =================



                                       MIST MFS RESEARCH INTERNATIONAL
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014               2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..          1,065,499            920,691            820,338
Units issued and
   transferred from other
   funding options.......            100,778            300,336            314,771
Units redeemed and
   transferred to other
   funding options.......          (141,112)          (155,528)          (214,418)
                           -----------------  -----------------  -----------------
Units end of year........          1,025,165          1,065,499            920,691
                           =================  =================  =================

                                       MIST MORGAN STANLEY MID CAP GROWTH
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013               2012
                             -----------------  ----------------  -----------------

Units beginning of year....         11,170,989        11,831,703         12,356,734
Units issued and
   transferred from other
   funding options.........          1,232,830         1,271,412          1,750,563
Units redeemed and
   transferred to other
   funding options.........        (1,810,918)       (1,932,126)        (2,275,594)
                             -----------------  ----------------  -----------------
Units end of year..........         10,592,901        11,170,989         11,831,703
                             =================  ================  =================


                                         MIST OPPENHEIMER GLOBAL EQUITY
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013              2012
                             ----------------  -----------------  -----------------

Units beginning of year....         1,679,985          1,769,256          1,918,512
Units issued and
   transferred from other
   funding options.........           175,615            403,190            220,361
Units redeemed and
   transferred to other
   funding options.........         (275,594)          (492,461)          (369,617)
                             ----------------  -----------------  -----------------
Units end of year..........         1,580,006          1,679,985          1,769,256
                             ================  =================  =================


                                        MIST PIMCO INFLATION PROTECTED BOND
                                                INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2014              2013               2012
                              ----------------  -----------------  ----------------

Units beginning of year....            755,274            837,709           700,157
Units issued and
   transferred from other
   funding options.........            177,981            212,906           381,726
Units redeemed and
   transferred to other
   funding options.........          (185,863)          (295,341)         (244,174)
                              ----------------  -----------------  ----------------
Units end of year..........            747,392            755,274           837,709
                              ================  =================  ================


                                            MIST PIMCO TOTAL RETURN
                                              INVESTMENT DIVISION
                             -----------------------------------------------------
                                    2014              2013              2012
                             -----------------  ----------------  ----------------

Units beginning of year....          2,464,593         2,365,572         2,427,091
Units issued and
   transferred from other
   funding options.........            274,736           638,791           550,605
Units redeemed and
   transferred to other
   funding options.........          (590,313)         (539,770)         (612,124)
                             -----------------  ----------------  ----------------
Units end of year..........          2,149,016         2,464,593         2,365,572
                             =================  ================  ================

                                                MIST PIONEER FUND                          MIST PYRAMIS MANAGED RISK
                                               INVESTMENT DIVISION                            INVESTMENT DIVISION
                             ------------------------------------------------------  ------------------------------------
                                    2014              2013               2012               2014             2013 (d)
                             -----------------  -----------------  ----------------  -----------------  -----------------

Units beginning of year....             10,624             13,454            13,480                  3                 --
Units issued and
   transferred from other
   funding options.........                 --                 95               301                 15                  3
Units redeemed and
   transferred to other
   funding options.........              (103)            (2,925)             (327)                (5)                 --
                             -----------------  -----------------  ----------------  -----------------  -----------------
Units end of year..........             10,521             10,624            13,454                 13                  3
                             =================  =================  ================  =================  =================


                                        MIST SCHRODERS GLOBAL MULTI-ASSET
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013             2012 (f)
                             ----------------  -----------------  -----------------

Units beginning of year....            19,086              5,334                 --
Units issued and
   transferred from other
   funding options.........             8,293             18,632              7,478
Units redeemed and
   transferred to other
   funding options.........           (2,535)            (4,880)            (2,144)
                             ----------------  -----------------  -----------------
Units end of year..........            24,844             19,086              5,334
                             ================  =================  =================


                                          MIST SSGA GROWTH AND INCOME ETF
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2014                2013               2012
                             -----------------  -----------------  -----------------

Units beginning of year....            503,743            450,776            381,525
Units issued and
   transferred from other
   funding options.........             91,210            138,933            154,362
Units redeemed and
   transferred to other
   funding options.........          (127,297)           (85,966)           (85,111)
                             -----------------  -----------------  -----------------
Units end of year..........            467,656            503,743            450,776
                             =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012:


                                              MIST SSGA GROWTH ETF
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013               2012
                             -----------------  ----------------  -----------------

Units beginning of year....            366,821           332,667            299,115
Units issued and
   transferred from other
   funding options.........            110,844           106,864            100,874
Units redeemed and
   transferred to other
   funding options.........           (79,416)          (72,710)           (67,322)
                             -----------------  ----------------  -----------------
Units end of year..........            398,249           366,821            332,667
                             =================  ================  =================


                                       MIST T. ROWE PRICE LARGE CAP VALUE
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013              2012
                             ----------------  -----------------  -----------------

Units beginning of year....           128,280            112,114            108,604
Units issued and
   transferred from other
   funding options.........             7,180             30,343              5,096
Units redeemed and
   transferred to other
   funding options.........           (1,879)           (14,177)            (1,586)
                             ----------------  -----------------  -----------------
Units end of year..........           133,581            128,280            112,114
                             ================  =================  =================


                                         MIST T. ROWE PRICE MID CAP GROWTH
                                                INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2014              2013               2012
                              ----------------  -----------------  ----------------

Units beginning of year....          1,482,938          1,544,904         1,957,835
Units issued and
   transferred from other
   funding options.........            265,792            265,706           314,763
Units redeemed and
   transferred to other
   funding options.........          (270,030)          (327,672)         (727,694)
                              ----------------  -----------------  ----------------
Units end of year..........          1,478,700          1,482,938         1,544,904
                              ================  =================  ================


                                           MIST WMC LARGE CAP RESEARCH
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2014              2013               2012
                             -----------------  ----------------  -----------------

Units beginning of year....         11,184,832        11,913,338         12,762,727
Units issued and
   transferred from other
   funding options.........          1,115,535         1,167,810          1,483,936
Units redeemed and
   transferred to other
   funding options.........        (1,717,341)       (1,896,316)        (2,333,325)
                             -----------------  ----------------  -----------------
Units end of year..........         10,583,026        11,184,832         11,913,338
                             =================  ================  =================

                                    MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014               2013               2012
                           -----------------  -----------------  ------------------

Units beginning of year..          2,695,199          2,785,901           2,947,427
Units issued and
   transferred from other
   funding options.......            341,419            371,228             466,869
Units redeemed and
   transferred to other
   funding options.......          (466,725)          (461,930)           (628,395)
                           -----------------  -----------------  ------------------
Units end of year........          2,569,893          2,695,199           2,785,901
                           =================  =================  ==================


                                       MSF BARCLAYS AGGREGATE BOND INDEX
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014                2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..          5,904,440          5,528,875          5,367,889
Units issued and
   transferred from other
   funding options.......          1,175,001          1,310,705          1,299,442
Units redeemed and
   transferred to other
   funding options.......        (1,066,935)          (935,140)        (1,138,456)
                           -----------------  -----------------  -----------------
Units end of year........          6,012,506          5,904,440          5,528,875
                           =================  =================  =================


                                           MSF BLACKROCK BOND INCOME
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014               2013               2012
                           ------------------  -----------------  -----------------

Units beginning of year..           3,164,737          3,286,524          3,448,815
Units issued and
   transferred from other
   funding options.......             388,693            408,801            453,762
Units redeemed and
   transferred to other
   funding options.......           (534,550)          (530,588)          (616,053)
                           ------------------  -----------------  -----------------
Units end of year........           3,018,880          3,164,737          3,286,524
                           ==================  =================  =================


                                     MSF BLACKROCK CAPITAL APPRECIATION
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013              2012
                           -----------------  -----------------  -----------------

Units beginning of year..          1,238,069          1,083,757            533,802
Units issued and
   transferred from other
   funding options.......             69,171            306,867            759,181
Units redeemed and
   transferred to other
   funding options.......          (892,267)          (152,555)          (209,226)
                           -----------------  -----------------  -----------------
Units end of year........            414,973          1,238,069          1,083,757
                           =================  =================  =================

                                          MSF BLACKROCK LARGE CAP VALUE
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013               2012
                             -----------------  ----------------  -----------------

Units beginning of year....            952,777           972,398          1,036,664
Units issued and
   transferred from other
   funding options.........            168,601           172,172            193,068
Units redeemed and
   transferred to other
   funding options.........          (177,912)         (191,793)          (257,334)
                             -----------------  ----------------  -----------------
Units end of year..........            943,466           952,777            972,398
                             =================  ================  =================


                                           MSF BLACKROCK MONEY MARKET
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013              2012
                             -----------------  ----------------  -----------------

Units beginning of year....          1,334,062         1,306,002          1,163,332
Units issued and
   transferred from other
   funding options.........          1,140,932           573,675            797,800
Units redeemed and
   transferred to other
   funding options.........          (792,056)         (545,615)          (655,130)
                             -----------------  ----------------  -----------------
Units end of year..........          1,682,938         1,334,062          1,306,002
                             =================  ================  =================


                                           MSF FRONTIER MID CAP GROWTH
                                               INVESTMENT DIVISION
                             -----------------------------------------------------
                                   2014              2013               2012
                             ----------------  -----------------  ----------------

Units beginning of year....         7,328,205          8,053,406         8,613,267
Units issued and
   transferred from other
   funding options.........           603,587            669,008           944,396
Units redeemed and
   transferred to other
   funding options.........       (1,070,231)        (1,394,209)       (1,504,257)
                             ----------------  -----------------  ----------------
Units end of year..........         6,861,561          7,328,205         8,053,406
                             ================  =================  ================


                                               MSF JENNISON GROWTH
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2014              2013               2012
                             -----------------  -----------------  ----------------

Units beginning of year....          1,014,111          1,151,518         1,066,474
Units issued and
   transferred from other
   funding options.........            170,080            133,920           309,675
Units redeemed and
   transferred to other
   funding options.........          (208,812)          (271,327)         (224,631)
                             -----------------  -----------------  ----------------
Units end of year..........            975,379          1,014,111         1,151,518
                             =================  =================  ================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012:


                                       MSF LOOMIS SAYLES SMALL CAP CORE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014               2013                2012
                           -----------------  -----------------  -----------------

Units beginning of year..             81,272             88,479             95,949
Units issued and
   transferred from other
   funding options.......              7,450              9,232             10,523
Units redeemed and
   transferred to other
   funding options.......           (10,178)           (16,439)           (17,993)
                           -----------------  -----------------  -----------------
Units end of year........             78,544             81,272             88,479
                           =================  =================  =================


                                      MSF LOOMIS SAYLES SMALL CAP GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..            575,475            569,420            639,754
Units issued and
   transferred from other
   funding options.......             93,547            141,821             96,222
Units redeemed and
   transferred to other
   funding options.......          (136,294)          (135,766)          (166,556)
                           -----------------  -----------------  -----------------
Units end of year........            532,728            575,475            569,420
                           =================  =================  =================


                                        MSF MET/ARTISAN MID CAP VALUE
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013              2012
                           -----------------  -----------------  -----------------

Units beginning of year..            179,229            188,777            187,483
Units issued and
   transferred from other
   funding options.......             19,314             34,357             37,546
Units redeemed and
   transferred to other
   funding options.......           (27,124)           (43,905)           (36,252)
                           -----------------  -----------------  -----------------
Units end of year........            171,419            179,229            188,777
                           =================  =================  =================


                                       MSF METLIFE ASSET ALLOCATION 20
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014               2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..            302,268            330,868            293,962
Units issued and
   transferred from other
   funding options.......             96,285             80,970            138,689
Units redeemed and
   transferred to other
   funding options.......           (87,371)          (109,570)          (101,783)
                           -----------------  -----------------  -----------------
Units end of year........            311,182            302,268            330,868
                           =================  =================  =================

                                         MSF METLIFE ASSET ALLOCATION 40
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014                2013               2012
                           ------------------  -----------------  ------------------

Units beginning of year..             528,645            548,694             491,119
Units issued and
   transferred from other
   funding options.......             114,747            132,624             165,315
Units redeemed and
   transferred to other
   funding options.......           (106,240)          (152,673)           (107,740)
                           ------------------  -----------------  ------------------
Units end of year........             537,152            528,645             548,694
                           ==================  =================  ==================


                                        MSF METLIFE ASSET ALLOCATION 60
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014               2013                2012
                           ------------------  -----------------  ------------------

Units beginning of year..           2,959,238          3,085,848           3,050,810
Units issued and
   transferred from other
   funding options.......             485,403            570,724             658,640
Units redeemed and
   transferred to other
   funding options.......           (498,005)          (697,334)           (623,602)
                           ------------------  -----------------  ------------------
Units end of year........           2,946,636          2,959,238           3,085,848
                           ==================  =================  ==================


                                         MSF METLIFE ASSET ALLOCATION 80
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2014                2013               2012
                           ------------------  -----------------  ------------------

Units beginning of year..           5,304,870          5,433,641           5,400,236
Units issued and
   transferred from other
   funding options.......             762,440            951,279           1,100,174
Units redeemed and
   transferred to other
   funding options.......           (799,572)        (1,080,050)         (1,066,769)
                           ------------------  -----------------  ------------------
Units end of year........           5,267,738          5,304,870           5,433,641
                           ==================  =================  ==================


                                        MSF METLIFE MID CAP STOCK INDEX
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014               2013                2012
                           -----------------  ------------------  -----------------

Units beginning of year..          3,096,714           2,971,386          3,140,839
Units issued and
   transferred from other
   funding options.......            344,308             688,636            476,623
Units redeemed and
   transferred to other
   funding options.......          (837,180)           (563,308)          (646,076)
                           -----------------  ------------------  -----------------
Units end of year........          2,603,842           3,096,714          2,971,386
                           =================  ==================  =================

                                             MSF METLIFE STOCK INDEX
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013               2012
                             -----------------  ----------------  -----------------

Units beginning of year....         33,504,283        35,058,600         36,301,700
Units issued and
   transferred from other
   funding options.........          3,230,743         3,838,942          4,994,055
Units redeemed and
   transferred to other
   funding options.........        (4,889,432)       (5,393,259)        (6,237,155)
                             -----------------  ----------------  -----------------
Units end of year..........         31,845,594        33,504,283         35,058,600
                             =================  ================  =================


                                              MSF MFS TOTAL RETURN
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013              2012
                             ----------------  -----------------  -----------------

Units beginning of year....           516,460            523,594            528,477
Units issued and
   transferred from other
   funding options.........            64,664             78,131            105,811
Units redeemed and
   transferred to other
   funding options.........          (86,045)           (85,265)          (110,694)
                             ----------------  -----------------  -----------------
Units end of year..........           495,079            516,460            523,594
                             ================  =================  =================


                                                   MSF MFS VALUE
                                                INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2014              2013               2012
                              ----------------  -----------------  ----------------

Units beginning of year....          3,880,440          3,634,888         3,828,828
Units issued and
   transferred from other
   funding options.........            410,647            938,625           529,637
Units redeemed and
   transferred to other
   funding options.........          (639,267)          (693,073)         (723,577)
                              ----------------  -----------------  ----------------
Units end of year..........          3,651,820          3,880,440         3,634,888
                              ================  =================  ================


                                               MSF MSCI EAFE INDEX
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2014              2013               2012
                             -----------------  ----------------  -----------------

Units beginning of year....          4,619,766         4,738,737          4,910,651
Units issued and
   transferred from other
   funding options.........            958,783           768,969            973,636
Units redeemed and
   transferred to other
   funding options.........          (856,775)         (887,940)        (1,145,550)
                             -----------------  ----------------  -----------------
Units end of year..........          4,721,774         4,619,766          4,738,737
                             =================  ================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012:


                                         MSF NEUBERGER BERMAN GENESIS
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014                2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..          3,669,017          3,701,342          3,915,596
Units issued and
   transferred from other
   funding options.......            372,237            615,549            506,545
Units redeemed and
   transferred to other
   funding options.......          (573,671)          (647,874)          (720,799)
                           -----------------  -----------------  -----------------
Units end of year........          3,467,583          3,669,017          3,701,342
                           =================  =================  =================


                                            MSF RUSSELL 2000 INDEX
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014               2013                2012
                           -----------------  -----------------  -----------------

Units beginning of year..          2,328,388          2,492,581          2,653,125
Units issued and
   transferred from other
   funding options.......            345,889            288,294            369,378
Units redeemed and
   transferred to other
   funding options.......          (413,347)          (452,487)          (529,922)
                           -----------------  -----------------  -----------------
Units end of year........          2,260,930          2,328,388          2,492,581
                           =================  =================  =================


                                      MSF T. ROWE PRICE LARGE CAP GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..          3,427,787          2,902,055          2,954,760
Units issued and
   transferred from other
   funding options.......            389,494          1,182,376            509,096
Units redeemed and
   transferred to other
   funding options.......          (557,656)          (656,644)          (561,801)
                           -----------------  -----------------  -----------------
Units end of year........          3,259,625          3,427,787          2,902,055
                           =================  =================  =================


                                      MSF T. ROWE PRICE SMALL CAP GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..          3,406,451          3,660,384          3,938,724
Units issued and
   transferred from other
   funding options.......            292,004            337,801            426,779
Units redeemed and
   transferred to other
   funding options.......          (879,738)          (591,734)          (705,119)
                           -----------------  -----------------  -----------------
Units end of year........          2,818,717          3,406,451          3,660,384
                           =================  =================  =================


                                       MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2014              2013               2012
                             -----------------  -----------------  -----------------

Units beginning of year....                916                319                 81
Units issued and
   transferred from other
   funding options.........                698                661                295
Units redeemed and
   transferred to other
   funding options.........              (450)               (64)               (57)
                             -----------------  -----------------  -----------------
Units end of year..........              1,164                916                319
                             =================  =================  =================


                                          MSF WESTERN ASSET MANAGEMENT
                                          STRATEGIC BOND OPPORTUNITIES
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013               2012
                             ----------------  -----------------  -----------------

Units beginning of year....         1,022,252          1,037,022          1,068,823
Units issued and
   transferred from other
   funding options.........           135,497            177,853            191,180
Units redeemed and
   transferred to other
   funding options.........         (168,505)          (192,623)          (222,981)
                             ----------------  -----------------  -----------------
Units end of year..........           989,244          1,022,252          1,037,022
                             ================  =================  =================


                                                MSF WESTERN ASSET
                                           MANAGEMENT U.S. GOVERNMENT
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013               2012
                             -----------------  ----------------  -----------------

Units beginning of year....            935,377           936,357            957,065
Units issued and
   transferred from other
   funding options.........            141,439           186,398            195,506
Units redeemed and
   transferred to other
   funding options.........          (172,396)         (187,378)          (216,214)
                             -----------------  ----------------  -----------------
Units end of year..........            904,420           935,377            936,357
                             =================  ================  =================



                                                MSF WMC BALANCED
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2014               2013               2012
                             -----------------  -----------------  ----------------

Units beginning of year....          9,093,665          9,597,280        10,223,668
Units issued and
   transferred from other
   funding options.........            836,836          1,003,288         1,214,215
Units redeemed and
   transferred to other
   funding options.........        (1,388,875)        (1,506,903)       (1,840,603)
                             -----------------  -----------------  ----------------
Units end of year..........          8,541,626          9,093,665         9,597,280
                             =================  =================  ================

                                                                                       OPPENHEIMER VA
                                                                                         MAIN STREET
                                        MSF WMC CORE EQUITY OPPORTUNITIES                 SMALL CAP
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                             ------------------------------------------------------  -------------------
                                    2014              2013               2012             2014 (g)
                             -----------------  -----------------  ----------------  -----------------

Units beginning of year....          1,389,950          1,511,861         1,569,723                 --
Units issued and
   transferred from other
   funding options.........            130,153            186,017           233,892                143
Units redeemed and
   transferred to other
   funding options.........          (215,512)          (307,928)         (291,754)                (3)
                             -----------------  -----------------  ----------------  -----------------
Units end of year..........          1,304,591          1,389,950         1,511,861                140
                             =================  =================  ================  =================



                                                                                                  PIMCO VIT
                                               PIMCO VIT ALL ASSET                      COMMODITYREALRETURN STRATEGY
                                               INVESTMENT DIVISION                           INVESTMENT DIVISION
                             ------------------------------------------------------  ------------------------------------
                                   2014               2013               2012               2014            2013 (d)
                             -----------------  ----------------  -----------------  -----------------  -----------------

Units beginning of year....             72,143            10,325              8,649                479                 --
Units issued and
   transferred from other
   funding options.........                784            69,923              2,051              3,227                502
Units redeemed and
   transferred to other
   funding options.........            (2,825)           (8,105)              (375)              (130)               (23)
                             -----------------  ----------------  -----------------  -----------------  -----------------
Units end of year..........             70,102            72,143             10,325              3,576                479
                             =================  ================  =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012:


                                          PIMCO VIT LOW DURATION
                                            INVESTMENT DIVISION
                           ------------------------------------------------------
                                 2014               2013              2012
                           -----------------  ----------------  -----------------

Units beginning of year..            126,188            79,088             80,364
Units issued and
   transferred from other
   funding options.......                265            72,882              2,679
Units redeemed and
   transferred to other
   funding options.......            (2,526)          (25,782)            (3,955)
                           -----------------  ----------------  -----------------
Units end of year........            123,927           126,188             79,088
                           =================  ================  =================


                                          PIONEER VCT MID CAP VALUE                     PUTNAM VT INTERNATIONAL VALUE
                                             INVESTMENT DIVISION                             INVESTMENT DIVISION
                           -------------------------------------------------------  ------------------------------------
                                 2014               2013               2012                2014             2013 (b)
                           -----------------  -----------------  -----------------  -----------------  -----------------

Units beginning of year..                828              3,389              3,306                239                 --
Units issued and
   transferred from other
   funding options.......                242                 --                238                 49                250
Units redeemed and
   transferred to other
   funding options.......               (58)            (2,561)              (155)               (49)               (11)
                           -----------------  -----------------  -----------------  -----------------  -----------------
Units end of year........              1,012                828              3,389                239                239
                           =================  =================  =================  =================  =================


                                                ROYCE MICRO-CAP
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2014               2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..                374             21,685             19,473
Units issued and
   transferred from other
   funding options.......                 47                101              2,968
Units redeemed and
   transferred to other
   funding options.......                (4)           (21,412)              (756)
                           -----------------  -----------------  -----------------
Units end of year........                417                374             21,685
                           =================  =================  =================

                                                ROYCE SMALL-CAP
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014                2013               2012
                           -----------------  -----------------  -----------------

Units beginning of year..             31,356             33,234             52,075
Units issued and
   transferred from other
   funding options.......             18,250             10,487             11,367
Units redeemed and
   transferred to other
   funding options.......           (47,341)           (12,365)           (30,208)
                           -----------------  -----------------  -----------------
Units end of year........              2,265             31,356             33,234
                           =================  =================  =================


                                           UIF EMERGING MARKETS DEBT
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014               2013               2012
                           ------------------  -----------------  -----------------

Units beginning of year..              35,538             33,059             13,883
Units issued and
   transferred from other
   funding options.......               1,488              5,716             21,216
Units redeemed and
   transferred to other
   funding options.......            (13,436)            (3,237)            (2,040)
                           ------------------  -----------------  -----------------
Units end of year........              23,590             35,538             33,059
                           ==================  =================  =================


                                          UIF EMERGING MARKETS EQUITY
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2014               2013                2012
                           -----------------  -----------------  -----------------

Units beginning of year..             83,866             69,412             43,435
Units issued and
   transferred from other
   funding options.......             88,221             25,714             30,945
Units redeemed and
   transferred to other
   funding options.......           (21,388)           (11,260)            (4,968)
                           -----------------  -----------------  -----------------
Units end of year........            150,699             83,866             69,412
                           =================  =================  =================


                                       WELLS FARGO VT TOTAL RETURN BOND
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2014               2013               2012
                           -----------------  -----------------  ------------------

Units beginning of year..             16,006             29,620               8,689
Units issued and
   transferred from other
   funding options.......             47,678              3,045              26,948
Units redeemed and
   transferred to other
   funding options.......            (4,008)           (16,659)             (6,017)
                           -----------------  -----------------  ------------------
Units end of year........             59,676             16,006              29,620
                           =================  =================  ==================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series, for the respective stated periods in the five years ended December 31, 2014:

                                                  AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      -----------------------------------------  --------------------------------------------------
                                                     UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                      LOWEST TO         NET         INCOME          LOWEST TO          LOWEST TO
                                          UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -----------  --------------  ------------  -------------  ----------------  -----------------
  AllianceBernstein Global      2014       11,048            6.85        75,700        --                0.00                  4.81
     Thematic Growth            2013       10,121            6.54        66,166      0.02                0.00                 22.93
     Investment Division        2012       11,630            5.32        61,856        --                0.00                 13.24
                                2011      914,212            4.70     4,293,695      0.43                0.00               (23.40)
                                2010       19,486            6.13       119,488      1.84                0.00                 18.58

  AllianceBernstein             2014        3,712           16.05        59,589      3.24                0.00                  6.22
     Intermediate Bond          2013        3,812           15.11        57,615      3.09                0.00                (2.34)
     Investment Division        2012        6,675           15.48       103,300      3.42                0.00                  5.79
                                2011        3,232           14.63        47,286      4.56                0.00                  6.38
                                2010        3,146           13.75        43,265      5.90                0.00                  8.93

  American Century VP           2014           21           20.72           432        --                0.00                 11.65
     Capital Appreciation
     Investment Division
     (Commenced 4/28/2014)

  American Funds Bond           2014      422,554   12.67 - 23.04     5,975,916      1.99         0.00 - 0.90           4.33 - 5.28
     Investment Division        2013      417,001   12.15 - 21.88     5,589,275      1.83         0.00 - 0.90       (3.03) - (2.16)
                                2012      397,946   12.53 - 22.37     5,420,310      2.55         0.00 - 0.90           4.42 - 5.37
                                2011      367,699   11.99 - 21.23     4,735,459      3.08         0.00 - 0.90           5.15 - 6.10
                                2010      361,073   11.41 - 20.00     4,365,031      3.15         0.00 - 0.90           5.49 - 6.44

  American Funds Global         2014    1,772,715   35.77 - 46.48    70,558,118      0.12         0.00 - 0.90           1.21 - 2.12
     Small Capitalization       2013    1,848,240   35.34 - 45.52    72,066,620      0.87         0.00 - 0.90         27.13 - 28.28
     Investment Division        2012    1,947,587   27.80 - 35.48    59,237,806      1.34         0.00 - 0.90         17.11 - 18.18
                                2011    2,037,588   23.74 - 30.03    52,474,989      1.33         0.00 - 0.90     (19.87) - (19.14)
                                2010    2,114,920   29.62 - 37.13    67,405,353      1.74         0.00 - 0.90         21.32 - 22.41

  American Funds Growth         2014    1,119,856  33.32 - 364.52   164,910,421      0.80         0.00 - 0.90           7.54 - 8.51
     Investment Division        2013    1,184,798  30.71 - 335.94   160,553,244      0.94         0.00 - 0.90         28.94 - 30.10
                                2012    1,269,410  23.60 - 258.21   130,921,222      0.80         0.00 - 0.90         16.83 - 17.89
                                2011    1,353,057  20.02 - 219.03   118,199,510      0.61         0.00 - 0.90       (5.13) - (4.27)
                                2010    1,411,108  20.92 - 228.81   127,437,855      0.73         0.00 - 0.90         17.62 - 18.68

  American Funds                2014    1,243,407  75.41 - 259.70   106,030,732      1.29         0.00 - 0.90          9.64 - 10.63
     Growth-Income              2013    1,315,261  68.78 - 234.74   101,213,157      1.37         0.00 - 0.90         32.30 - 33.50
     Investment Division        2012    1,382,116  51.99 - 175.83    79,614,717      1.64         0.00 - 0.90         16.42 - 17.48
                                2011    1,453,945  44.65 - 149.67    71,256,817      1.57         0.00 - 0.90       (2.71) - (1.83)
                                2010    1,483,095  45.89 - 152.46    73,861,194      1.51         0.00 - 0.90         10.43 - 11.43

  American Funds International  2014       19,587           34.82       682,005      1.40                0.00                (2.65)
     Investment Division        2013       19,162           35.77       685,392      1.65                0.00                 21.63
                                2012       18,773           29.41       552,053      1.43                0.00                 17.91
                                2011       21,039           24.94       524,711      1.50                0.00               (13.96)
                                2010       27,930           28.99       809,625      2.23                0.00                  7.23

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO         NET         INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -----------  -------------  ------------  -------------  ----------------  ----------------
  American Funds U.S.            2014        2,082          23.33        48,552      1.10                0.00                 5.02
     Government/AAA-Rated        2013        2,093          22.21        46,484      0.68                0.00               (3.08)
     Securities Investment       2012        1,972          22.92        45,192      1.00                0.00                 1.90
     Division                    2011        2,025          22.49        45,539      1.73                0.00                 7.57
                                 2010        1,810          20.90        37,830      1.49                0.00                 5.75

  Dreyfus VIF International      2014       15,519          14.21       220,569      1.32                0.00               (9.57)
     Value Investment Division   2013       15,672          15.72       246,317      1.78                0.00                22.69
                                 2012       16,013          12.81       205,133      2.56                0.00                12.42
                                 2011       16,153          11.40       184,061      1.88                0.00              (18.76)
                                 2010       16,502          14.03       231,464      1.53                0.00                 4.22

  Fidelity VIP Asset Manager:    2014      135,053          15.45     2,087,177      1.01                0.00                 5.75
     Growth Investment Division  2013      132,058          14.61     1,929,922      0.83                0.00                22.34
                                 2012      164,596          11.95     1,966,232      1.40                0.00                15.34
                                 2011      138,116          10.36     1,430,516      1.33                0.00               (6.27)
                                 2010      172,460          11.05     1,905,608      1.12                0.00                16.18

  Fidelity VIP Contrafund        2014      113,831          25.59     2,913,464      0.86                0.00                11.82
     Investment Division         2013      115,785          22.89     2,650,302      0.95                0.00                44.02
                                 2012      147,414          15.89     2,343,022      1.22                0.00                16.31
                                 2011      157,450          13.67     2,151,649      0.83                0.00               (2.64)
                                 2010      190,755          14.04     2,677,373      0.96                0.00                17.11

  Fidelity VIP Equity-Income     2014        1,259          20.01        25,205      2.88                0.00                 8.65
     Investment Division         2013        1,817          18.42        33,464      2.56                0.00                31.02
                                 2012        4,431          14.06        62,291      5.62                0.00                17.19
                                 2011        1,549          12.00        18,589      0.35                0.00                 0.86
                                 2010       17,040          11.90       202,690      1.60                0.00                15.09

  Fidelity VIP Freedom 2010      2014        3,474          13.85        48,114      1.62                0.00                 4.46
     Investment Division         2013        3,488          13.26        46,242      1.76                0.00                12.98
                                 2012        3,378          11.73        39,638      1.97                0.00                11.28
                                 2011        3,238          10.55        34,144      2.18                0.00               (0.63)
                                 2010        3,002          10.61        31,860      2.67                0.00                12.45

  Fidelity VIP Freedom 2020      2014       56,045  13.66 - 18.66       984,560      1.65                0.00          4.76 - 4.82
     Investment Division         2013       58,587  13.04 - 17.80       977,715      1.87                0.00        15.49 - 16.01
                                 2012       51,279  11.29 - 15.34       764,724      2.06                0.00        12.87 - 13.38
                                 2011       53,514  10.01 - 13.53       699,714      2.10                0.00      (1.47) - (1.03)
                                 2010       56,297  10.16 - 13.67       738,702      2.26                0.00        13.98 - 14.49

  Fidelity VIP Freedom 2025      2014        1,914          19.64        37,588      1.58                0.00                 5.06
     Investment Division         2013        2,149          18.70        40,181      1.79                0.00                19.95
     (Commenced 4/28/2008 and
     began transactions in 2013)

  Fidelity VIP Freedom 2030      2014        5,911          13.81        81,658      1.76                0.00                 4.89
     Investment Division         2013        4,709          13.17        62,024      1.93                0.00                21.12
                                 2012        3,939          10.87        42,834      1.84                0.00                15.06
                                 2011        6,028   9.45 - 13.00        56,970      1.97                0.00      (3.03) - (2.59)
                                 2010        9,011   9.75 - 13.35       108,191      2.42                0.00        15.56 - 16.08



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                      ----------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO        NET         INCOME          LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -----------  --------------  -----------  -------------  ----------------  ----------------
  Fidelity VIP Freedom 2040     2014        3,374           15.86       53,497      2.38                0.00                4.85
     Investment Division        2013          782           15.12       11,831      3.69                0.00               24.73
     (Commenced 5/3/2010 and
     began transactions in 2013)

  Fidelity VIP Freedom 2050     2014        1,669           16.00       26,706      1.38                0.00                4.94
     Investment Division        2013        1,444           15.25       22,014      1.43                0.00               25.78
     (Commenced 5/3/2010        2012        1,468           12.12       17,799      2.12                0.00               17.20
     and began transactions     2011        1,492           10.34       15,438      1.77                0.00              (5.36)
     in 2011)

  Fidelity VIP High Income      2014        8,712           19.76      172,179      5.69                0.00                1.16
     Investment Division        2013        8,598           19.54      167,992      5.84                0.00                5.95
                                2012        8,955           18.44      165,146     14.49                0.00               14.23
                                2011        2,677           16.14       43,223     37.24                0.00                4.03
                                2010          294           15.52        4,565      4.94                0.00               13.82

  Fidelity VIP Investment       2014       76,739           16.39    1,257,507      1.79                0.00                5.75
     Grade Bond Investment      2013      109,725           15.50    1,700,205      2.44                0.00              (1.89)
     Division                   2012      144,729           15.79    2,285,792      1.95                0.00                5.77
                                2011      117,053           14.93    1,747,852      4.67                0.00                7.21
                                2010       38,436           13.93      535,344      4.23                0.00                7.68

  Fidelity VIP Mid Cap          2014        6,260           40.63      254,337      0.02                0.00                6.03
     Investment Division        2013        6,501           38.32      249,087      0.09                0.00               35.87
                                2012       26,557           28.20      748,919      0.42                0.00               14.56
                                2011       24,942           24.62      613,958      0.03                0.00             (10.85)
                                2010       16,733           27.61      462,031      0.15                0.00               28.57

  FTVIPT Franklin Income VIP    2014           28          890.70       25,156      3.07                0.00                4.62
     Investment Division        2013            1          851.40          618        --                0.00                7.52
     (Commenced 4/29/2013)

  FTVIPT Franklin Mutual        2014       18,185           26.86      488,433      2.10                0.00                5.71
     Global Discovery VIP       2013       19,479           25.41      494,934      2.33                0.00               27.61
     Investment Division        2012       40,339           19.91      803,176      2.67                0.00               13.36
                                2011       44,626           17.56      783,835      2.31                0.00              (2.96)
                                2010       53,444           18.10      967,332      1.39                0.00               11.96

  FTVIPT Franklin Mutual        2014          109          387.51       42,378      2.19                0.00                7.12
     Shares VIP Investment      2013           67          361.74       24,208      2.28                0.00               16.31
     Division
     (Commenced 4/29/2013)

  FTVIPT Templeton Foreign VIP  2014      276,787           19.32    5,347,371      1.86                0.00             (10.89)
     Investment Division        2013      203,220           21.68    4,405,694      2.41                0.00               23.27
                                2012      225,312           17.59    3,962,470      3.26                0.00               18.60
                                2011      203,775           14.83    3,021,785      1.67                0.00             (10.44)
                                2010      558,309           16.56    9,244,694      2.02                0.00                8.67

  FTVIPT Templeton Global       2014       49,895           24.79    1,236,895      5.18                0.00                2.12
     Bond VIP Investment        2013       54,283           24.27    1,317,714      3.58                0.00                1.89
     Division                   2012       18,556           23.82      442,101      6.56                0.00               15.31
                                2011       14,004           20.66      289,345      3.79                0.00              (0.61)
                                2010          179           20.79        3,728      0.20                0.00               14.71

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                        -----------------------------------------  -------------------------------------------------
                                                       UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                        LOWEST TO         NET         INCOME          LOWEST TO         LOWEST TO
                                            UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         ----------  --------------  ------------  -------------  ----------------  ----------------
  Goldman Sachs Mid-Cap Value     2014       10,570            28.5       301,257      0.99                0.00                13.57
     Investment Division          2013       11,790           25.09       295,859      0.85                0.00                51.88
                                  2012       15,625           16.52       258,154      1.06                0.00                18.47
                                  2011       19,234           13.95       268,248      0.67                0.00               (6.37)
                                  2010       24,643           14.90       367,089      0.70                0.00                25.00

  Goldman Sachs Small Cap         2014        1,766           20.99        37,063      0.68                0.00                 6.93
     Equity Insights Investment   2013        2,114           19.63        41,480      1.13                0.00                43.55
     Division                     2012        1,925           13.67        26,317      1.02                0.00                12.83
                                  2011        4,148           12.12        50,259      0.82                0.00                 0.67
                                  2010        4,258           12.04        51,252      0.57                0.00                30.12

  Invesco V.I. Comstock           2014       18,652           18.63       347,578      1.10                0.00                 9.10
     Investment Division          2013       18,458           17.08       315,275      1.46                0.00                35.65
     (Commenced 5/3/2010)         2012       18,847           12.59       237,306      1.58                0.00                18.92
                                  2011       17,951           10.59       190,062      0.44                0.00               (2.11)
                                  2010        2,966           10.82        32,084        --                0.00                19.94

  Invesco V.I. Government         2014            6           14.12            84      2.32                0.00                 3.88
     Securities Investment        2013          810           13.59        11,016      4.03                0.00               (2.85)
     Division                     2012           22           13.99           311        --                0.00                10.11
     (Commenced 5/2/2011)         2011        1,570           13.69        21,491        --                0.00                 7.73

  Invesco V.I. International      2014       14,202           24.68       350,497      1.54                0.00                 0.33
     Growth Investment Division   2013       16,229           24.60       399,191      0.34                0.00                19.01
                                  2012      314,797           20.67     6,506,152      1.58                0.00                15.53
                                  2011        1,308           17.89        23,407      1.52                0.00               (6.74)
                                  2010       14,201           19.18       272,411      2.40                0.00                12.86

  Janus Aspen Balanced            2014       44,817           24.16     1,082,851      1.54                0.00                 8.24
     Investment Division          2013       44,471           22.32       992,702      1.28                0.00                19.80
                                  2012       59,065           18.63     1,100,549      2.26                0.00                13.37
                                  2011       81,522           16.43     1,339,788      2.04                0.00                 1.36
                                  2010      155,834           16.22     2,526,859      2.71                0.00                 8.12

  Janus Aspen Forty               2014       20,307           27.10       550,397      0.03                0.00                 8.47
     Investment Division          2013       34,817           24.99       870,003      0.58                0.00                30.89
                                  2012       46,505           19.09       887,847      0.56                0.00                23.86
                                  2011       45,616           15.41       703,136      0.24                0.00               (6.94)
                                  2010       73,218           16.56     1,212,768      0.24                0.00                 6.48

  Janus Aspen Janus               2014       27,479           17.47       480,007      0.37                0.00                12.99
     Investment Division          2013       28,415           15.46       439,285      0.89                0.00                30.34
                                  2012       81,921           11.86       971,677      0.56                0.00                18.59
                                  2011       85,791           10.00       858,094      0.24                0.00               (5.30)
                                  2010      741,523           10.56     7,832,002      1.09                0.00                14.52

  Janus Aspen Overseas            2014        1,884           25.18        47,442      3.16                0.00              (12.10)
     Investment Division          2013        2,403           28.65        68,836      3.03                0.00                14.28
                                  2012       17,627           25.07       441,942      0.63                0.00                13.18
                                  2011       15,536           22.15       344,135      0.10                0.00              (32.34)
                                  2010       11,481           32.74       375,851      0.73                0.00                25.02



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------  ------------------------------------------------
                                                        UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO        NET         INCOME          LOWEST TO        LOWEST TO
                                              UNITS     HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ----------  -------------  -----------  -------------  ----------------  ---------------
  MFS VIT Global Equity            2014         7,650          24.74      189,291      0.53                0.00                3.63
     Investment Division           2013         7,761          23.88      185,320      0.76                0.00               27.52
                                   2012         7,233          18.72      135,428      0.22                0.00               22.98
                                   2011           356          15.23        5,414      0.67                0.00              (4.53)
                                   2010        14,222          15.95      226,794      0.78                0.00               12.05

  MFS VIT New Discovery            2014         8,474          24.41      206,851        --                0.00              (7.49)
     Investment Division           2013         8,721          26.39      230,115        --                0.00               41.22
                                   2012         9,204          18.68      171,983        --                0.00               20.90
                                   2011         7,919          15.46      122,395        --                0.00             (10.49)
                                   2010         7,814          17.27      134,923        --                0.00               35.94

  MFS VIT Value Investment         2014           903          24.45       22,067      1.33                0.00               10.20
     Division                      2013           978          22.18       21,702      1.01                0.00               35.59
                                   2012         1,049          16.36       17,162      1.77                0.00               15.88
                                   2011         3,138          14.12       44,299      1.45                0.00              (0.47)
                                   2010         5,577          14.18       79,095      1.32                0.00               11.22

  MFS VIT II High Yield            2014         7,587          18.97      143,885      5.29                0.00                2.53
     Investment Division           2013         8,075          18.50      149,361      2.22                0.00                3.84
     (Commenced 8/19/2013)

  MIST AllianceBernstein           2014         3,865          12.91       49,893      1.91                0.00                7.35
     Global Dynamic Allocation     2013         2,847          12.03       34,236      0.59                0.00               11.15
     Investment Division           2012           656          10.82        7,098        --                0.00                4.39
     (Commenced 4/30/2012)

  MIST Allianz Global Investors    2014            72           1.05           76      0.70                0.00                5.36
     Dynamic Multi-Asset Plus
     Investment Division
     (Commenced 4/28/2014)

  MIST American Funds              2014        59,916          14.63      876,678      1.58                0.00                6.38
     Balanced Allocation           2013        57,458          13.75      790,263      1.64                0.00               18.91
     Investment Division           2012        54,591          11.57      631,423      1.94                0.00               13.80
                                   2011        50,766          10.16      515,995      1.44                0.00              (1.80)
                                   2010        41,296          10.35      427,406      1.26                0.00               12.40

  MIST American Funds Growth       2014       101,601          14.72    1,495,337      1.36                0.00                6.72
     Allocation Investment         2013       108,102          13.79    1,490,834      1.27                0.00               25.44
     Division                      2012        84,318          10.99      926,978      1.55                0.00               16.54
                                   2011        82,817           9.43      781,245      1.38                0.00              (4.41)
                                   2010        71,574           9.87      706,300      0.62                0.00               13.78

  MIST American Funds              2014        71,127          14.35    1,020,697      1.69                0.00                6.44
     Moderate Allocation           2013        64,895          13.48      874,921      1.90                0.00               13.75
     Investment Division           2012        49,584          11.85      587,686      2.15                0.00               11.28
                                   2011        37,706          10.65      401,606      1.66                0.00                0.44
                                   2010        23,584          10.60      250,094      1.38                0.00               10.15

  MIST AQR Global Risk             2014        17,046          10.56      180,015        --                0.00                4.00
     Balanced Investment Division  2013        15,059          10.15      152,914      1.78                0.00              (3.39)
     (Commenced 4/30/2012)         2012         2,358          10.51       24,784        --                0.00                4.63



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                        -----------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO        NET
                                            UNITS      HIGHEST ($)   ASSETS ($)
                                        -----------  --------------  ------------
  MIST BlackRock Global           2014       15,552           12.32       191,557
     Tactical Strategies          2013        8,821           11.63       102,574
     Investment Division          2012        3,707           10.54        39,078
     (Commenced 4/30/2012)

  MIST Clarion Global Real        2014    1,424,610   20.39 - 22.44    31,468,604
     Estate Investment Division   2013    1,412,669   18.10 - 19.74    27,497,715
                                  2012    1,388,419   17.60 - 19.03    26,083,318
                                  2011    1,311,823   14.06 - 15.06    19,560,387
                                  2010    1,342,988   14.98 - 15.90    21,160,564

  MIST ClearBridge Aggressive     2014    2,519,284   16.47 - 19.36    47,278,544
     Growth Investment Division   2013    1,375,745   13.83 - 16.25    21,684,945
                                  2012    1,313,742    9.48 - 11.14    14,226,385
                                  2011    1,353,551     7.98 - 9.38    12,365,794
                                  2010      888,257     7.56 - 9.05     7,832,576

  MIST Harris Oakmark             2014    1,446,693   15.25 - 29.89    41,530,766
     International Investment     2013    1,980,844   16.14 - 31.64    52,830,774
     Division                     2012    1,421,965   12.34 - 24.19    33,602,695
                                  2011    1,483,192    9.53 - 18.68    27,216,742
                                  2010    1,473,309   20.09 - 21.72    31,544,698

  MIST Invesco Balanced-          2014       27,242            1.14        31,001
     Risk Allocation              2013       22,938            1.08        24,723
     Investment Division          2012        7,100            1.06         7,513
     (Commenced 4/30/2012)

  MIST Invesco Mid Cap Value      2014    2,536,877   22.16 - 47.22    94,874,185
     Investment Division          2013    2,707,441   20.16 - 42.94    92,130,609
                                  2012    2,873,152   15.40 - 32.87    74,892,920
                                  2011        9,000           13.43       120,858
                                  2010        7,974           13.94       111,190

  MIST Invesco Small Cap          2014      249,054   25.95 - 32.94     7,086,689
     Growth Investment Division   2013      251,143   24.20 - 30.45     6,613,228
                                  2012      245,733   17.38 - 21.67     4,616,668
                                  2011      279,254   14.80 - 18.28     4,412,967
                                  2010      280,254   15.06 - 18.44     4,469,898

  MIST JPMorgan Global            2014      135,962            1.26       171,141
     Active Allocation            2013       93,835            1.18       110,413
     Investment Division          2012       17,811            1.06        18,883
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap         2014       12,640           23.37       295,411
     Value Investment Division    2013       11,410           22.33       254,799
                                  2012        2,300           16.76        38,553
                                  2011        2,480           14.49        35,938
                                  2010        1,705           16.12        27,489

  MIST Loomis Sayles Global       2014       21,302           19.88       423,380
     Markets Investment Division  2013       21,834           19.16       418,260
     (Commenced 4/29/2013)

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MIST BlackRock Global           2014      1.11                0.00                  5.92
     Tactical Strategies          2013      1.20                0.00                 10.31
     Investment Division          2012        --                0.00                  4.21
     (Commenced 4/30/2012)

  MIST Clarion Global Real        2014      1.67         0.00 - 0.90          7.53 - 13.67
     Estate Investment Division   2013      6.88         0.00 - 0.90           2.83 - 3.76
                                  2012      2.22         0.00 - 0.90         25.16 - 26.30
                                  2011      4.03         0.00 - 0.90       (6.12) - (5.28)
                                  2010      8.28         0.00 - 0.90         15.24 - 16.28

  MIST ClearBridge Aggressive     2014      0.19         0.00 - 0.90         18.05 - 19.12
     Growth Investment Division   2013      0.40         0.00 - 0.90         44.60 - 45.90
                                  2012      0.21         0.00 - 0.90          8.91 - 18.81
                                  2011      0.08         0.00 - 0.90         (8.33) - 3.56
                                  2010      0.06         0.00 - 0.90         22.94 - 24.05

  MIST Harris Oakmark             2014      2.49         0.00 - 0.90       (6.37) - (5.52)
     International Investment     2013      2.71         0.00 - 0.90         29.63 - 30.80
     Division                     2012      1.82         0.00 - 0.90         28.31 - 29.47
                                  2011      0.03         0.00 - 0.90     (14.75) - (13.98)
                                  2010      2.05         0.00 - 0.90         15.63 - 16.67

  MIST Invesco Balanced-          2014        --                0.00                  5.58
     Risk Allocation              2013        --                0.00                  1.86
     Investment Division          2012      0.66                0.00                  4.67
     (Commenced 4/30/2012)

  MIST Invesco Mid Cap Value      2014      0.70         0.00 - 0.90           8.97 - 9.96
     Investment Division          2013      0.90         0.00 - 0.90         29.46 - 30.87
                                  2012        --                0.00           2.78 - 3.71
                                  2011      0.53                0.00                (3.69)
                                  2010      0.58                0.00                 25.53

  MIST Invesco Small Cap          2014        --         0.00 - 0.90           7.21 - 8.18
     Growth Investment Division   2013      0.40         0.00 - 0.90         39.28 - 40.54
                                  2012        --         0.00 - 0.90         17.44 - 18.51
                                  2011        --         0.00 - 0.90       (1.73) - (0.85)
                                  2010        --         0.00 - 0.90         25.34 - 26.47

  MIST JPMorgan Global            2014      1.11                0.00                  6.98
     Active Allocation            2013      0.06                0.00                 10.99
     Investment Division          2012      1.08                0.00                  4.66
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap         2014      0.96                0.00                  4.66
     Value Investment Division    2013      0.27                0.00                 33.25
                                  2012      0.95                0.00                 15.66
                                  2011      1.63                0.00               (10.12)
                                  2010      0.82                0.00                 19.53

  MIST Loomis Sayles Global       2014      2.29                0.00                  3.76
     Markets Investment Division  2013        --                0.00                 17.34
     (Commenced 4/29/2013)

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------  --------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                       LOWEST TO        NET          INCOME          LOWEST TO          LOWEST TO
                                           UNITS      HIGHEST ($)   ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -----------  --------------  ------------  -------------  ----------------  -----------------
  MIST Lord Abbett Bond          2014      941,028   25.70 - 39.77    28,665,010      5.82         0.00 - 0.90           4.18 - 5.12
     Debenture Investment        2013    1,003,912   24.67 - 37.84    29,124,114      6.78         0.00 - 0.90           7.20 - 8.17
     Division                    2012    1,063,203   23.01 - 34.98    28,515,095      7.24         0.00 - 0.90         12.17 - 13.19
                                 2011    1,085,311   20.52 - 30.90    25,730,993      5.96         0.00 - 0.90           3.89 - 4.83
                                 2010    1,222,207   19.75 - 29.48    27,673,730      6.47         0.00 - 0.90         12.16 - 13.18

  MIST Met/Templeton             2014       11,790           14.75       173,865      4.66                0.00                  1.41
     International Bond          2013        5,967           14.54        86,776      0.68                0.00                  1.27
     Investment Division         2012          181           14.36         2,605        --                0.00                  8.00
     (Commenced 4/30/2012)

  MIST MetLife Asset             2014    1,096,717  17.06 - 181.68    20,893,340      0.90         0.00 - 0.90           4.29 - 5.24
     Allocation 100              2013    1,065,070  16.36 - 172.88    19,271,452      0.93         0.00 - 0.90         28.61 - 29.77
     Investment Division         2012    1,085,674  12.72 - 133.49    15,142,596      0.85         0.00 - 0.90         (0.17) - 3.96
     (Commenced 5/2/2011)        2011    1,049,786  10.97 - 114.35    12,472,661        --         0.00 - 0.90     (13.94) - (10.95)

  MIST MetLife Balanced Plus     2014       17,529           13.43       235,501      1.67                0.00                  9.65
     Investment Division         2013        7,685           12.25        94,166      1.11                0.00                 14.36
     (Commenced 4/30/2012)       2012        4,287           10.71        45,933        --                0.00                  5.63

  MIST MetLife Multi-Index       2014          968          125.38       121,407        --                0.00                  9.26
     Targeted Risk               2013           23          114.75         2,679      0.24                0.00                  6.63
     Investment Division
     (Commenced 4/29/2013)

  MIST MetLife Small Cap         2014       36,751           23.52       864,243      0.04                0.00                  1.72
     Value Investment Division   2013       41,430           23.12       957,820      1.08                0.00                 32.45
                                 2012       50,513           17.46       881,737        --                0.00                 17.99
                                 2011       54,483           14.79       806,051      0.92                0.00                (8.98)
                                 2010       96,930           16.25     1,575,589      1.05                0.00                 19.90

  MIST MFS Emerging Markets      2014       36,263   11.79 - 18.91       521,123      0.62                0.00       (6.23) - (3.93)
     Equity Investment Division  2013       21,705           12.57       272,836      0.98                0.00                (4.80)
     (Commenced 5/2/2011)        2012        6,737           13.20        88,957      1.57                0.00                 19.10
                                 2011        2,070           11.09        22,950        --                0.00               (22.19)

  MIST MFS Research              2014    1,025,165   16.93 - 19.91    19,140,390      2.35         0.00 - 0.90       (7.57) - (6.74)
     International Investment    2013    1,065,499   18.19 - 21.34    21,367,741      2.53         0.00 - 0.90         18.51 - 19.58
     Division                    2012      920,691   15.26 - 17.85    15,720,813      2.10         0.00 - 0.90         15.92 - 16.97
                                 2011      820,338   13.07 - 15.26    12,176,899      2.07         0.00 - 0.90     (11.23) - (10.44)
                                 2010      838,110   14.64 - 17.04    13,920,818      1.89         0.00 - 0.90         10.65 - 11.65

  MIST Morgan Stanley Mid Cap    2014   10,592,901    9.62 - 27.00   233,885,326      0.06         0.00 - 0.90           0.38 - 1.29
     Growth Investment Division  2013   11,170,989    9.50 - 26.66   244,413,959      0.79         0.00 - 0.90         38.06 - 39.30
                                 2012   11,831,703    6.82 - 19.14   186,491,111        --         0.00 - 0.90           8.57 - 9.55
                                 2011   12,356,734    6.22 - 17.47   178,350,417      0.73         0.00 - 0.90       (7.50) - (6.67)
                                 2010   13,121,650    6.67 - 18.71   203,754,931        --         0.00 - 0.90         17.91 - 32.19

  MIST Oppenheimer Global        2014    1,580,006   29.15 - 34.22    48,430,521      1.02         0.00 - 0.90           1.49 - 2.41
     Equity Investment Division  2013    1,679,985   28.72 - 33.41    50,486,885      2.05         0.00 - 0.90         26.28 - 27.42
                                 2012    1,769,256   22.75 - 26.22    41,848,339      1.64         0.00 - 0.90         20.42 - 21.52
                                 2011    1,918,512   18.89 - 21.58    37,497,219      1.98         0.00 - 0.90       (9.05) - (8.24)
                                 2010    2,044,692   20.77 - 23.52    43,706,570      1.54         0.00 - 0.90         15.19 - 16.23



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      -----------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO        NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)   ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -----------  --------------  ------------  -------------  ----------------  ----------------
  MIST PIMCO Inflation          2014      747,392   11.87 - 17.89    11,277,978      1.83         0.00 - 0.90          2.25 - 3.18
     Protected Bond Investment  2013      755,274   11.51 - 17.34    11,213,500      2.44         0.00 - 0.90      (9.80) - (8.98)
     Division                   2012      837,709   12.64 - 19.05    13,671,560      3.14         0.00 - 0.90         8.34 - 20.51
                                2011      700,157   11.56 - 17.42    10,519,501      1.74         0.00 - 0.90        10.23 - 11.49
                                2010      653,613   12.97 - 15.63     8,812,538      2.54         0.00 - 0.90          7.04 - 8.00

  MIST PIMCO Total Return       2014    2,149,016   12.14 - 22.45    46,980,970      2.56         0.00 - 0.90          3.55 - 4.49
     Investment Division        2013    2,464,593   11.62 - 21.48    49,962,747      4.38         0.00 - 0.90      (2.60) - (1.72)
                                2012    2,365,572   11.82 - 21.86    50,485,893      3.30         0.00 - 0.90          8.57 - 9.56
                                2011    2,427,091   10.79 - 19.95    47,131,879      2.84         0.00 - 0.90          2.50 - 3.42
                                2010    2,450,427   17.69 - 19.29    46,602,262      3.66         0.00 - 0.90          7.44 - 8.41

  MIST Pioneer Fund             2014       10,521           21.40       225,164      1.65                0.00                11.16
     Investment Division        2013       10,624           19.25       204,562      3.20                0.00                33.08
                                2012       13,454           14.47       194,664      1.53                0.00                10.59
                                2011       13,480           13.08       176,354      1.21                0.00               (4.55)
                                2010       17,938           13.71       245,860      0.90                0.00                17.93

  MIST Pyramis Managed Risk     2014           13          117.98         1,575        --                0.00                 8.64
     Investment Division        2013            3          108.59           298      1.24                0.00                 7.52
     (Commenced 4/29/2013)

  MIST Schroders Global         2014       24,844            1.28        31,786      1.35                0.00                 7.74
     Multi-Asset                2013       19,086            1.19        22,665      0.01                0.00                10.11
     Investment Division        2012        5,334            1.08         5,752      1.48                0.00                 6.68
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income   2014      467,656   15.28 - 17.53     7,718,022      2.44         0.00 - 0.90          5.19 - 6.14
     ETF Investment Division    2013      503,743   14.53 - 16.52     7,827,724      2.65         0.00 - 0.90        12.21 - 13.22
                                2012      450,776   12.95 - 14.59     6,167,640      2.40         0.00 - 0.90        12.09 - 13.11
                                2011      381,525   11.55 - 12.90     4,611,127      1.79         0.00 - 0.90          0.37 - 1.28
                                2010      320,284   11.51 - 12.74     3,818,907      1.29         0.00 - 0.90        11.60 - 12.61

  MIST SSgA Growth ETF          2014      398,249   14.87 - 17.38     6,445,663      1.97         0.00 - 0.90          4.74 - 5.69
     Investment Division        2013      366,821   14.19 - 16.45     5,570,220      2.22         0.00 - 0.90        17.28 - 18.34
                                2012      332,667   12.10 - 13.90     4,244,488      2.07         0.00 - 0.90        14.28 - 15.32
                                2011      299,115   10.59 - 12.05     3,309,518      1.76         0.00 - 0.90      (2.75) - (1.86)
                                2010      237,751   10.89 - 12.28     2,679,381      1.57         0.00 - 0.90        13.35 - 14.37

  MIST T. Rowe Price Large      2014      133,581           17.94     2,395,891      1.47                0.00                13.57
     Cap Value Investment       2013      128,280           15.79     2,025,987      1.68                0.00                34.09
     Division                   2012      112,114           11.78     1,320,515      1.62                0.00                18.27
                                2011      108,604            9.96     1,081,554      0.51                0.00               (3.77)
                                2010      601,441           10.35     6,224,061      1.22                0.00                17.33

  MIST T. Rowe Price Mid Cap    2014    1,478,700   19.01 - 31.56    31,233,141        --         0.00 - 0.90        12.03 - 13.04
     Growth Investment          2013    1,482,938   16.97 - 27.99    27,748,656      0.40         0.00 - 0.90        35.73 - 36.96
     Division                   2012    1,544,904   12.50 - 20.49    21,145,655        --         0.00 - 0.90        12.90 - 13.93
                                2011    1,957,835   11.07 - 18.03    25,204,627        --         0.00 - 0.90      (2.28) - (1.39)
                                2010    1,725,748   11.33 - 18.33    21,234,908        --         0.00 - 0.90        26.93 - 28.07



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------  --------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                       LOWEST TO         NET         INCOME          LOWEST TO          LOWEST TO
                                           UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -----------  --------------  ------------  -------------  ----------------  -----------------
  MIST WMC Large Cap             2014   10,583,026   14.53 - 62.18   412,427,190      0.93         0.00 - 0.90         12.85 - 13.87
     Research Investment         2013   11,184,832   12.78 - 55.10   385,342,945      1.41         0.00 - 0.90         33.40 - 34.60
     Division                    2012   11,913,338    9.54 - 41.30   307,558,825      1.21         0.00 - 0.90         12.66 - 13.68
                                 2011   12,762,727    8.43 - 36.66   291,615,739      1.12         0.00 - 0.90         (0.36) - 0.54
                                 2010   13,468,383    8.42 - 36.79   309,489,536      1.34         0.00 - 0.90         11.73 - 12.73

  MSF Baillie Gifford            2014    2,569,893   13.28 - 20.09    41,212,522      1.42         0.00 - 0.90       (3.97) - (3.10)
     International Stock         2013    2,695,199   13.71 - 20.73    44,856,340      1.61         0.00 - 0.90         14.51 - 15.54
     Investment Division         2012    2,785,901   11.92 - 17.95    40,399,665      1.37         0.00 - 0.90         18.44 - 19.52
                                 2011    2,947,427   10.02 - 15.01    35,919,561      1.77         0.00 - 0.90     (20.59) - (19.87)
                                 2010    2,985,340   12.56 - 18.74    45,766,876      1.57         0.00 - 0.90           6.25 - 7.21

  MSF Barclays Aggregate Bond    2014    6,012,506   18.66 - 22.06   130,875,542      2.97         0.00 - 0.90           4.86 - 5.81
     Index Investment Division   2013    5,904,440   17.79 - 20.85   121,423,866      3.51         0.00 - 0.90       (3.20) - (2.33)
                                 2012    5,528,875   18.38 - 21.34   116,415,557      3.71         0.00 - 0.90           2.97 - 3.90
                                 2011    5,367,889   17.85 - 20.54   108,763,587      3.52         0.00 - 0.90           6.55 - 7.51
                                 2010    6,069,208   16.75 - 19.11   114,484,755      3.72         0.00 - 0.90           5.10 - 6.05

  MSF BlackRock Bond Income      2014    3,018,880  21.34 - 101.04    82,796,372      3.45         0.00 - 0.90           6.13 - 7.08
     Investment Division         2013    3,164,737   19.93 - 94.36    81,249,803      3.96         0.00 - 0.90       (1.66) - (0.77)
                                 2012    3,286,524   20.08 - 95.09    85,513,325      2.69         0.00 - 0.90           6.58 - 7.55
                                 2011    3,448,815   18.67 - 88.42    84,065,205      3.92         0.00 - 0.90           5.61 - 6.56
                                 2010    3,695,898   17.52 - 82.97    84,862,836      3.95         0.00 - 0.90           7.37 - 8.34

  MSF BlackRock Capital          2014      414,973   15.60 - 62.78     9,736,331      0.06         0.00 - 0.90           7.92 - 8.90
     Appreciation Investment     2013    1,238,069   14.32 - 57.65    20,880,180      0.83         0.00 - 0.90         33.02 - 34.22
     Division                    2012    1,083,757   10.67 - 42.95    14,012,099      0.31         0.00 - 0.90         13.34 - 14.37
                                 2011      533,802    9.33 - 37.56     7,367,810      0.19         0.00 - 0.90       (9.76) - (8.94)
                                 2010      494,998   10.25 - 41.25     7,322,523      0.23         0.00 - 0.90         18.75 - 19.82

  MSF BlackRock Large Cap        2014      943,466   19.29 - 21.62    20,080,783      1.25         0.00 - 0.90           8.94 - 9.92
     Value Investment Division   2013      952,777   17.71 - 19.67    18,457,575      1.36         0.00 - 0.90         30.87 - 32.05
                                 2012      972,398   13.53 - 14.89    14,290,950      1.63         0.00 - 0.90         13.25 - 14.28
                                 2011    1,036,664   11.95 - 13.03    13,313,052      1.11         0.00 - 0.90           1.43 - 2.35
                                 2010    1,026,360   11.78 - 12.73    12,899,137      1.05         0.00 - 0.90           8.24 - 9.22

  MSF BlackRock Money Market     2014    1,682,938   17.04 - 17.98    30,032,793        --         0.00 - 0.90         (0.90) - 0.00
     Investment Division         2013    1,334,062   17.19 - 17.98    23,781,879        --         0.00 - 0.90         (0.90) - 0.00
                                 2012    1,306,002   17.35 - 17.98    23,274,454        --         0.00 - 0.90         (0.90) - 0.00
                                 2011    1,163,332   17.51 - 17.98    20,783,208        --         0.00 - 0.90         (0.89) - 0.00
                                 2010    1,663,896   17.66 - 17.98    29,818,336      0.01         0.00 - 0.90         (0.89) - 0.01

  MSF Frontier Mid Cap Growth    2014    6,861,561  27.24 - 103.81   235,559,690        --         0.00 - 0.90         10.14 - 11.14
     Investment Division         2013    7,328,205   24.52 - 93.40   227,974,022      1.25         0.00 - 0.90         31.58 - 32.77
                                 2012    8,053,406   18.55 - 70.35   190,699,476        --         0.00 - 0.90          9.98 - 10.97
                                 2011    8,613,267   16.80 - 63.39   184,990,795      0.30         0.00 - 0.90       (3.87) - (3.00)
                                 2010    9,010,506   17.39 - 65.35   200,141,525      0.07         0.00 - 0.90         14.27 - 15.30

  MSF Jennison Growth            2014      975,379   11.20 - 24.72    22,860,613      0.26         0.00 - 0.90           8.08 - 9.06
     Investment Division         2013    1,014,111   10.27 - 22.67    21,754,126      0.41         0.00 - 0.90         35.77 - 37.00
                                 2012    1,151,518    7.50 - 16.55    17,774,611      0.22         0.00 - 0.90         14.74 - 15.78
                                 2011    1,066,474    6.47 - 14.29    14,166,486      0.28         0.00 - 0.90         (0.39) - 0.51
                                 2010    1,234,658    6.44 - 14.22    15,408,401      0.59         0.00 - 0.90         10.63 - 11.66



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                        -----------------------------------------  -------------------------------------------------
                                                       UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                        LOWEST TO        NET          INCOME          LOWEST TO         LOWEST TO
                                            UNITS      HIGHEST ($)   ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -----------  --------------  ------------  -------------  ----------------  ----------------
  MSF Loomis Sayles Small Cap     2014       78,544  27.05 - 599.24    24,891,171      0.04         0.00 - 0.90          2.83 - 3.76
     Core Investment Division     2013       81,272  26.07 - 577.53    25,008,758      0.43         0.00 - 0.90        39.78 - 41.04
                                  2012       88,479  18.49 - 409.49    18,836,597        --         0.00 - 0.90        13.52 - 14.55
                                  2011       95,949  16.14 - 357.46    17,443,984      0.11         0.00 - 0.90        (0.31) - 0.59
                                  2010      115,539  16.04 - 355.36    18,282,784      0.09         0.00 - 0.90        26.38 - 27.53

  MSF Loomis Sayles Small Cap     2014      532,728   19.12 - 21.62    11,372,609        --         0.00 - 0.90          0.32 - 1.22
     Growth Investment Division   2013      575,475   19.06 - 21.35    12,136,657        --         0.00 - 0.90        47.37 - 48.70
                                  2012      569,420   12.93 - 14.36     8,095,037        --         0.00 - 0.90        10.19 - 11.19
                                  2011      639,754   11.74 - 12.92     8,179,779        --         0.00 - 0.90          2.06 - 2.98
                                  2010      597,616   11.50 - 12.54     7,430,441        --         0.00 - 0.90        30.53 - 31.71

  MSF Met/Artisan Mid Cap         2014      171,419  29.03 - 417.58    62,265,623      0.72         0.00 - 0.90          1.01 - 1.93
     Value Investment Division    2013      179,229  28.55 - 409.68    64,604,740      0.96         0.00 - 0.90        35.63 - 36.85
                                  2012      188,777  20.91 - 299.35    50,145,783      0.99         0.00 - 0.90        10.86 - 11.86
                                  2011      187,483  18.74 - 267.60    47,188,989      0.95         0.00 - 0.90          5.80 - 6.76
                                  2010      222,836  17.60 - 250.67    46,601,141      0.74         0.00 - 0.90         7.99 - 15.04

  MSF MetLife Asset               2014      311,182  15.36 - 163.63     5,533,722      3.93         0.00 - 0.90          3.79 - 4.73
     Allocation 20 Investment     2013      302,268  14.80 - 156.63     5,157,553      3.17         0.00 - 0.90          3.57 - 4.50
     Division                     2012      330,868  14.29 - 150.19     5,385,935      2.97         0.00 - 0.90          8.50 - 9.49
                                  2011      293,962  13.17 - 137.56     4,371,255      2.46         0.00 - 0.90          2.55 - 3.48
                                  2010      281,025  12.84 - 133.23     4,036,496      3.52         0.00 - 0.90         9.35 - 10.34

  MSF MetLife Asset               2014      537,152  16.22 - 172.58     9,972,600      3.00         0.00 - 0.90          4.22 - 5.16
     Allocation 40 Investment     2013      528,645  15.56 - 164.48     9,308,532      2.71         0.00 - 0.90        10.20 - 11.20
     Division                     2012      548,694  14.12 - 148.28     8,676,630      2.88         0.00 - 0.90        10.73 - 11.74
                                  2011      491,119  12.75 - 133.03     6,564,562      2.28         0.00 - 0.90          0.37 - 1.28
                                  2010      523,187  12.70 - 131.65     6,925,701      3.39         0.00 - 0.90        10.78 - 11.78

  MSF MetLife Asset               2014    2,946,636  16.81 - 179.11    53,734,760      2.27         0.00 - 0.90          4.35 - 5.29
     Allocation 60 Investment     2013    2,959,238  16.11 - 170.50    51,411,065      2.13         0.00 - 0.90        17.23 - 18.29
     Division                     2012    3,085,848  13.74 - 144.51    45,401,738      2.48         0.00 - 0.90        12.45 - 13.47
                                  2011    3,050,810  12.22 - 127.62    39,588,309      1.72         0.00 - 0.90      (2.02) - (1.14)
                                  2010    2,825,563  12.48 - 129.39    37,214,331      2.69         0.00 - 0.90        12.45 - 13.47

  MSF MetLife Asset               2014    5,267,738   17.22 - 18.78    98,075,582      1.82         0.00 - 0.90          4.59 - 5.53
     Allocation 80 Investment     2013    5,304,870   16.46 - 17.80    93,658,356      1.65         0.00 - 0.90        23.40 - 24.51
     Division                     2012    5,433,641   13.34 - 14.29    77,039,719      2.10         0.00 - 0.90        14.77 - 15.82
                                  2011    5,400,236   11.62 - 12.34    66,170,247      1.59         0.00 - 0.90      (4.42) - (3.55)
                                  2010    5,118,269  12.16 - 126.24    65,064,069      2.27         0.00 - 0.90        13.86 - 14.89

  MSF MetLife Mid Cap Stock       2014    2,603,842   30.57 - 34.82    89,174,913      1.02         0.00 - 0.90          8.51 - 9.49
     Index Investment Division    2013    3,096,714   28.17 - 31.80    96,112,727      1.15         0.00 - 0.90        31.96 - 33.15
                                  2012    2,971,386   21.35 - 23.88    69,807,817      0.99         0.00 - 0.90        16.54 - 17.60
                                  2011    3,140,839   18.32 - 20.31    62,847,615      0.90         0.00 - 0.90      (2.77) - (1.89)
                                  2010    3,223,737   18.84 - 20.70    65,796,062      0.99         0.00 - 0.90        25.15 - 26.28

  MSF MetLife Stock Index         2014   31,845,594   21.66 - 97.03   986,064,717      1.66         0.00 - 0.90        12.35 - 13.36
     Investment Division          2013   33,504,283   19.11 - 85.59   926,254,934      1.82         0.00 - 0.90        30.84 - 32.02
                                  2012   35,058,600   14.48 - 64.83   739,806,231      1.76         0.00 - 0.90        14.72 - 15.76
                                  2011   36,301,700   12.50 - 56.01   668,626,167      1.66         0.00 - 0.90          0.93 - 1.84
                                  2010   36,664,506   12.28 - 55.00   671,751,965      1.75         0.00 - 0.90        13.79 - 14.82



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                        -----------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO        NET
                                            UNITS      HIGHEST ($)   ASSETS ($)
                                        -----------  --------------  ------------
  MSF MFS Total Return            2014      495,079   18.19 - 97.90     9,964,116
     Investment Division          2013      516,460   16.89 - 90.12     9,566,029
                                  2012      523,594   14.32 - 75.73     8,143,436
                                  2011      528,477   12.95 - 67.87     7,362,338
                                  2010      568,106   12.76 - 66.27     7,708,272

  MSF MFS Value Investment        2014    3,651,820   21.71 - 31.93    87,234,542
     Division                     2013    3,880,440   19.62 - 28.81    83,882,181
                                  2012    3,634,888   14.55 - 21.23    57,891,425
                                  2011    3,828,828   12.53 - 18.20    52,363,369
                                  2010    3,975,344   12.48 - 18.04    54,052,850

  MSF MSCI EAFE Index             2014    4,721,774   12.84 - 18.72    77,801,016
     Investment Division          2013    4,619,766   13.79 - 19.92    81,042,858
                                  2012    4,738,737   11.42 - 16.34    68,221,885
                                  2011    4,910,651    9.74 - 13.81    59,759,550
                                  2010    4,717,340   11.23 - 15.78    65,367,829

  MSF Neuberger Berman            2014    3,467,583   27.43 - 31.24   106,824,598
     Genesis Investment Division  2013    3,669,017   27.67 - 31.24   113,031,475
                                  2012    3,701,342   20.16 - 22.55    82,409,606
                                  2011    3,915,596   18.49 - 20.50    79,279,066
                                  2010    4,111,864   17.63 - 19.37    78,718,096

  MSF Russell 2000 Index          2014    2,260,930   24.05 - 36.04    73,667,200
     Investment Division          2013    2,328,388   23.11 - 34.31    72,232,088
                                  2012    2,492,581   16.83 - 24.76    55,930,600
                                  2011    2,653,125   14.59 - 21.28    51,171,784
                                  2010    2,808,600   15.35 - 22.19    56,596,227

  MSF T. Rowe Price Large Cap     2014    3,259,625   18.86 - 30.68    83,295,035
     Growth Investment Division   2013    3,427,787   17.44 - 28.13    80,327,308
                                  2012    2,902,055   12.65 - 20.21    49,402,465
                                  2011    2,954,760   10.73 - 16.99    42,317,336
                                  2010    3,148,378   10.95 - 17.18    45,775,087

  MSF T. Rowe Price Small Cap     2014    2,818,717   35.21 - 42.00   109,708,317
     Growth Investment Division   2013    3,406,451   33.24 - 39.29   125,276,849
                                  2012    3,660,384   23.20 - 27.18    93,411,008
                                  2011    3,938,724   20.15 - 23.40    86,825,771
                                  2010    4,055,742   19.98 - 22.99    88,004,866

  MSF Van Eck Global Natural      2014        1,164          151.34       176,178
     Resources Investment         2013          916          185.99       170,365
     Division                     2012          319          167.46        53,423
     (Commenced 5/2/2011)         2011           81          162.89        13,179

  MSF Western Asset               2014      989,244   23.46 - 41.91    26,015,238
     Management Strategic Bond    2013    1,022,252   22.45 - 39.73    25,366,442
     Opportunities Investment     2012    1,037,022   22.40 - 39.30    25,456,035
     Division                     2011    1,068,823   20.28 - 35.25    23,536,888
                                  2010    1,145,809   19.28 - 33.21    23,786,502



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF MFS Total Return            2014      2.33         0.00 - 0.90           7.67 - 8.64
     Investment Division          2013      2.52         0.00 - 0.90         17.93 - 18.99
                                  2012      2.81         0.00 - 0.90         10.58 - 11.58
                                  2011      2.71         0.00 - 0.90           1.50 - 2.42
                                  2010      3.01         0.00 - 0.90          9.09 - 10.08

  MSF MFS Value Investment        2014      1.68         0.00 - 0.90          9.82 - 10.81
     Division                     2013      1.69         0.00 - 0.90       (11.63) - 35.73
                                  2012      1.92         0.00 - 0.90         15.60 - 16.65
                                  2011      1.56         0.00 - 0.90         (0.05) - 0.85
                                  2010      1.43         0.00 - 0.90         10.43 - 11.42

  MSF MSCI EAFE Index             2014      2.52         0.00 - 0.90       (6.85) - (6.00)
     Investment Division          2013      3.03         0.00 - 0.90         20.77 - 21.86
                                  2012      3.07         0.00 - 0.90         17.26 - 18.33
                                  2011      2.43         0.00 - 0.90     (13.28) - (12.50)
                                  2010      2.68         0.00 - 0.90           7.22 - 8.19

  MSF Neuberger Berman            2014      0.39         0.00 - 0.90         (0.89) - 0.01
     Genesis Investment Division  2013      0.76         0.00 - 0.90         37.28 - 38.52
                                  2012      0.37         0.00 - 0.90          9.04 - 10.03
                                  2011      0.74         0.00 - 0.90           4.85 - 5.80
                                  2010      0.51         0.00 - 0.90         20.49 - 21.58

  MSF Russell 2000 Index          2014      1.14         0.00 - 0.90           4.10 - 5.04
     Investment Division          2013      1.53         0.00 - 0.90         37.31 - 38.55
                                  2012      1.15         0.00 - 0.90         15.30 - 16.35
                                  2011      1.05         0.00 - 0.90       (4.96) - (4.10)
                                  2010      1.10         0.00 - 0.90         25.78 - 26.92

  MSF T. Rowe Price Large Cap     2014      0.06         0.00 - 0.90           8.11 - 9.09
     Growth Investment Division   2013      0.25         0.00 - 0.90         37.91 - 39.19
                                  2012      0.12         0.00 - 0.90         17.90 - 18.97
                                  2011      0.09         0.00 - 0.90       (1.99) - (1.11)
                                  2010      0.27         0.00 - 0.90         16.00 - 17.05

  MSF T. Rowe Price Small Cap     2014      0.02         0.00 - 0.90           5.95 - 6.91
     Growth Investment Division   2013      0.34         0.00 - 0.90         43.26 - 44.55
                                  2012        --         0.00 - 0.90         15.13 - 16.18
                                  2011        --         0.00 - 0.90           0.86 - 1.77
                                  2010        --         0.00 - 0.90         33.69 - 34.90

  MSF Van Eck Global Natural      2014      0.49                0.00               (18.63)
     Resources Investment         2013      0.61                0.00                 14.17
     Division                     2012        --                0.00                  2.80
     (Commenced 5/2/2011)         2011        --                0.00               (22.34)

  MSF Western Asset               2014      5.30         0.00 - 0.90           4.53 - 5.47
     Management Strategic Bond    2013      4.98         0.00 - 0.90           0.19 - 1.09
     Opportunities Investment     2012      3.61         0.00 - 0.90         10.49 - 11.50
     Division                     2011      5.05         0.00 - 0.90           5.19 - 6.14
                                  2010      6.04         0.00 - 0.90         11.72 - 12.73



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      -----------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO        NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)   ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -----------  --------------  ------------  -------------  ----------------  ----------------
  MSF Western Asset             2014      904,420   16.19 - 25.22    16,386,046      1.93         0.00 - 0.90          1.89 - 2.81
     Management U.S.            2013      935,377   15.89 - 24.53    16,494,249      2.13         0.00 - 0.90      (1.63) - (0.74)
     Government Investment      2012      936,357   16.15 - 24.71    16,622,548      2.09         0.00 - 0.90          2.44 - 3.37
     Division                   2011      957,065   15.77 - 23.91    16,435,798      1.49         0.00 - 0.90          4.56 - 5.51
                                2010    1,021,769   15.08 - 22.66    16,633,651      2.70         0.00 - 0.90          4.86 - 5.81

  MSF WMC Balanced              2014    8,541,626   23.21 - 93.94   312,335,178      1.99         0.00 - 0.90         9.56 - 10.55
     Investment Division        2013    9,093,665   21.00 - 84.97   302,812,153      2.46         0.00 - 0.90        19.51 - 20.59
                                2012    9,597,280   17.41 - 70.46   266,981,783      2.28         0.00 - 0.90        11.36 - 12.38
                                2011   10,223,668   15.50 - 62.70   255,554,192      2.43         0.00 - 0.90          2.87 - 3.81
                                2010   10,826,228   14.93 - 60.41   263,102,316      1.90         0.00 - 0.90          8.67 - 9.65

  MSF WMC Core Equity           2014    1,304,591   20.87 - 68.96    75,552,945      0.70         0.00 - 0.90         9.64 - 10.63
     Opportunities Investment   2013    1,389,950   18.87 - 62.33    72,729,703      1.37         0.00 - 0.90        32.50 - 33.70
     Division                   2012    1,511,861   14.11 - 46.62    58,219,352      0.83         0.00 - 0.90        11.85 - 12.86
                                2011    1,569,723   12.50 - 41.31    53,650,792      1.15         0.00 - 0.90      (4.89) - (4.03)
                                2010    1,632,869   13.03 - 43.04    57,910,618      1.00         0.00 - 0.90        11.00 - 12.00

  Oppenheimer VA Main           2014          140           36.01         5,052        --                0.00                11.93
     Street Small Cap
     Investment Division
     (Commenced 4/28/2008 and
     began transactions in 2014)

  PIMCO VIT All Asset           2014       70,102           12.87       902,397      5.22                0.00                 0.47
     Investment Division        2013       72,143           12.81       924,295      9.56                0.00                 0.27
     (Commenced 5/2/2011)       2012       10,325           12.78       131,919      5.69                0.00                10.96
                                2011        8,649           11.12        96,138      3.04                0.00               (3.47)

  PIMCO VIT                     2014        3,576            9.85        35,230      0.40                0.00              (18.42)
     CommodityRealReturn        2013          479           12.08         5,783        --                0.00               (7.98)
     Strategy Investment Division
     (Commenced 4/29/2013)

  PIMCO VIT Low Duration        2014      123,927           12.55     1,555,287      1.13                0.00                 0.85
     Investment Division        2013      126,188           12.44     1,570,296      1.45                0.00                 0.21
                                2012       79,088           12.46       985,514      1.91                0.00                 5.86
                                2011       80,364           11.77       946,008      1.68                0.00                 1.11
                                2010       65,497           11.64       762,531      1.62                0.00                 5.29

  Pioneer VCT Mid Cap Value     2014        1,012           69.40        70,257      0.82                0.00                15.09
     Investment Division        2013          828           60.30        49,935      0.48                0.00                33.10
                                2012        3,389           45.30       153,545      1.05                0.00                11.11
                                2011        3,306           40.77       134,780      0.87                0.00               (5.64)
                                2010        2,302           43.21        99,478      1.08                0.00                18.22

  Putnam VT International       2014          239           24.36         5,820      1.40                0.00               (9.49)
     Value Investment Division  2013          239           26.91         6,428        --                0.00                22.21
     (Commenced 4/28/2008 and
     began transactions in 2013)



              METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                      AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------   ------------------------------------------------
                                                        UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET         INCOME          LOWEST TO        LOWEST TO
                                              UNITS     HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ----------  -------------  -----------   -------------  ----------------  ---------------
  Royce Micro-Cap               2014              417          20.01        8,336         --                0.00              (3.58)
     Investment Division        2013              374          20.76        7,757       0.01                0.00               20.99
     (Commenced 11/10/2008      2012           21,685          17.16      372,006         --                0.00                7.60
     and began transactions     2011           19,473          15.94      310,463       2.46                0.00             (12.10)
     in 2010)                   2010           19,226          18.14      348,709       3.02                0.00               29.96

  Royce Small-Cap Investment    2014            2,265          22.68       51,371       0.01                0.00                3.24
     Division                   2013           31,356          21.97      688,929       1.08                0.00               34.75
                                2012           33,234          16.30      541,872       0.09                0.00               12.50
                                2011           52,075          14.49      754,742       0.36                0.00              (3.28)
                                2010           26,235          14.99      393,142       0.14                0.00               20.52

  UIF Emerging Markets Debt     2014           23,590          33.60      792,559       6.39                0.00                2.93
     Investment Division        2013           35,538          32.64    1,160,019       4.27                0.00              (8.75)
                                2012           33,059          35.77    1,182,598       2.41                0.00               17.96
                                2011           13,883          30.33      420,998       3.50                0.00                7.03
                                2010              259          28.33        7,343       4.24                0.00                9.74

  UIF Emerging Markets Equity   2014          150,699          14.08    2,122,051       0.29                0.00              (4.49)
     Investment Division        2013           83,866          14.74    1,236,458       1.23                0.00              (1.02)
                                2012           69,412          14.90    1,033,944         --                0.00               19.95
                                2011           43,435          12.42      539,388       0.35                0.00             (18.22)
                                2010           13,018          15.18      197,669       0.57                0.00               19.02

  Wells Fargo VT Total Return   2014           59,676          17.01    1,015,053       1.33                0.00                5.59
     Bond Investment Division   2013           16,006          16.11      257,839       1.23                0.00              (1.45)
                                2012           29,620          16.51      489,060       1.38                0.00                6.11
                                2011            8,689          15.56      135,214       2.74                0.00                8.33
                                2010           75,281          14.37    1,081,415       3.35                0.00                7.04

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series, in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, if any, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized policy expenses of each of the applicable
  Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Division.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Equity...................................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  30
     Note 3 -- Dispositions..........................................................................  36
     Note 4 -- Insurance.............................................................................  36
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  44
     Note 6 -- Reinsurance...........................................................................  47
     Note 7 -- Closed Block..........................................................................  55
     Note 8 -- Investments...........................................................................  57
     Note 9 -- Derivatives...........................................................................  82
     Note 10 -- Fair Value...........................................................................  96
     Note 11 -- Goodwill............................................................................. 126
     Note 12 -- Long-term and Short-term Debt........................................................ 128
     Note 13 -- Equity............................................................................... 131
     Note 14 -- Other Expenses....................................................................... 137
     Note 15 -- Employee Benefit Plans............................................................... 138
     Note 16 -- Income Tax........................................................................... 152
     Note 17 -- Contingencies, Commitments and Guarantees............................................ 156
     Note 18 -- Quarterly Results of Operations (Unaudited).......................................... 165
     Note 19 -- Related Party Transactions........................................................... 166
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 167
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 168
 Schedule IV -- Consolidated Reinsurance............................................................. 170

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 27, 2015

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                            2014        2013
                                                         ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at
   estimated fair value (amortized cost: $173,604 and
   $165,371, respectively; includes $160 and $157,
   respectively, relating to variable interest
   entities)............................................ $   188,911 $   173,746
 Equity securities available-for-sale, at estimated
   fair value (cost: $1,926 and $1,813, respectively)...       2,065       1,892
 Trading and fair value option securities, at
   estimated fair value (includes $654 and $662,
   respectively, of actively traded securities; and
   $15 and $23, respectively, relating to variable
   interest entities)...................................         705         723
 Mortgage loans (net of valuation allowances of $258
   and $272, respectively; includes $308 and $338,
   respectively, under the fair value option)...........      49,059      46,024
 Policy loans...........................................       8,491       8,421
 Real estate and real estate joint ventures (includes
   $8 and $1,141, respectively, relating to variable
   interest entities; includes $78 and $40,
   respectively, of real estate held-for-sale)..........       7,874       7,798
 Other limited partnership interests (includes $34 and
   $53, respectively, relating to variable interest
   entities)............................................       4,926       4,716
 Short-term investments, principally at estimated fair
   value................................................       4,474       5,962
 Other invested assets (includes $56 and $78,
   respectively, relating to variable interest
   entities)............................................      14,209      10,589
                                                         ----------- -----------
   Total investments....................................     280,714     259,871
Cash and cash equivalents, principally at estimated
 fair value (includes $2 and $21, respectively,
 relating to variable interest entities)................       1,993       1,098
Accrued investment income (includes $3 and $2,
 respectively, relating to variable interest entities)..       2,293       2,249
Premiums, reinsurance and other receivables (includes
 $2 and $7, respectively, relating to variable
 interest entities).....................................      23,439      23,637
Deferred policy acquisition costs and value of
 business acquired......................................       5,975       6,416
Other assets (includes $4 and $24, respectively,
 relating to variable interest entities)................       4,469       4,716
Separate account assets.................................     139,335     134,796
                                                         ----------- -----------
   Total assets......................................... $   458,218 $   432,783
                                                         =========== ===========
Liabilities and Equity
Liabilities
Future policy benefits.................................. $   117,402 $   111,963
Policyholder account balances...........................      95,902      92,498
Other policy-related balances...........................       5,840       5,671
Policyholder dividends payable..........................         615         601
Policyholder dividend obligation........................       3,155       1,771
Payables for collateral under securities loaned and
 other transactions.....................................      24,167      21,096
Short-term debt.........................................         100         175
Long-term debt (includes $91 and $520, respectively,
 at estimated fair value, relating to variable
 interest entities).....................................       2,027       2,828
Current income tax payable..............................          44         365
Deferred income tax liability (includes $0 and $1,
 respectively, at estimated fair value, relating to
 variable interest entities)............................       3,835       1,785
Other liabilities (includes $17 and $31, respectively,
 relating to variable interest entities)................      33,447      32,180
Separate account liabilities............................     139,335     134,796
                                                         ----------- -----------
   Total liabilities....................................     425,869     405,729
                                                         ----------- -----------
Contingencies, Commitments and Guarantees (Note 17)
Redeemable noncontrolling interests.....................          --         774
                                                         ----------- -----------
Equity
Metropolitan Life Insurance Company stockholder's
 equity:
 Common stock, par value $0.01 per share;
   1,000,000,000 shares authorized; 494,466,664 shares
   issued and outstanding...............................           5           5
 Additional paid-in capital.............................      14,448      14,515
 Retained earnings......................................      12,470       9,352
 Accumulated other comprehensive income (loss)..........       5,034       2,158
                                                         ----------- -----------
   Total Metropolitan Life Insurance Company
    stockholder's equity................................      31,957      26,030
Noncontrolling interests................................         392         250
                                                         ----------- -----------
     Total equity.......................................      32,349      26,280
                                                         ----------- -----------
     Total liabilities and equity....................... $   458,218 $   432,783
                                                         =========== ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------- ---------- ----------
Revenues
Premiums............................................................. $   21,384 $   20,475 $   19,880
Universal life and investment-type product policy fees...............      2,466      2,363      2,239
Net investment income................................................     11,893     11,785     11,852
Other revenues.......................................................      1,808      1,699      1,730
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......       (16)       (81)      (214)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................       (10)       (47)         22
 Other net investment gains (losses).................................        169        176      (138)
                                                                      ---------- ---------- ----------
   Total net investment gains (losses)...............................        143         48      (330)
 Net derivative gains (losses).......................................      1,037    (1,070)        675
                                                                      ---------- ---------- ----------
     Total revenues..................................................     38,731     35,300     36,046
                                                                      ---------- ---------- ----------
Expenses
Policyholder benefits and claims.....................................     23,855     23,032     22,269
Interest credited to policyholder account balances...................      2,174      2,253      2,390
Policyholder dividends...............................................      1,240      1,205      1,295
Other expenses.......................................................      6,071      5,988      6,394
                                                                      ---------- ---------- ----------
     Total expenses..................................................     33,340     32,478     32,348
                                                                      ---------- ---------- ----------
Income (loss) from continuing operations before provision for income
  tax................................................................      5,391      2,822      3,698
Provision for income tax expense (benefit)...........................      1,532        681      1,055
                                                                      ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax..........      3,859      2,141      2,643
Income (loss) from discontinued operations, net of income tax........        (3)          1         40
                                                                      ---------- ---------- ----------
Net income (loss)....................................................      3,856      2,142      2,683
Less: Net income (loss) attributable to noncontrolling interests.....        (5)        (7)          2
                                                                      ---------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company............................................................ $    3,861 $    2,149 $    2,681
                                                                      ========== ========== ==========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                        2014      2013      2012
                                                                      --------- --------- ---------
Net income (loss).................................................... $   3,856 $   2,142 $   2,683
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     4,165   (3,337)     2,502
 Unrealized gains (losses) on derivatives............................     1,288     (691)     (241)
 Foreign currency translation adjustments............................      (44)        22      (30)
 Defined benefit plans adjustment....................................   (1,001)     1,191     (766)
                                                                      --------- --------- ---------
Other comprehensive income (loss), before income tax.................     4,408   (2,815)     1,465
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................   (1,532)       965     (511)
                                                                      --------- --------- ---------
Other comprehensive income (loss), net of income tax.................     2,876   (1,850)       954
                                                                      --------- --------- ---------
Comprehensive income (loss)..........................................     6,732       292     3,637
Less: Comprehensive income (loss) attributable to noncontrolling
  interest, net of income tax........................................       (5)       (7)         2
                                                                      --------- --------- ---------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company.................................................. $   6,737 $     299 $   3,635
                                                                      ========= ========= =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                              Total
                                                                           Metropolitan
                                                             Accumulated  Life Insurance
                                       Additional               Other        Company
                                Common  Paid-in   Retained  Comprehensive Stockholder's  Noncontrolling  Total
                                Stock   Capital   Earnings  Income (Loss)     Equity       Interests     Equity
                                ------ ---------- --------- ------------- -------------- -------------- ---------
Balance at December 31, 2011... $    5 $  14,506  $   6,973   $     3,054     $   24,538     $      182 $  24,720
Capital contributions from
 MetLife, Inc. (Note 13).......                3                                       3                        3
Excess tax benefits related to
 stock-based compensation......                1                                       1                        1
Dividends on common stock......                     (1,023)                      (1,023)                  (1,023)
Change in equity of
 noncontrolling interests......                                                       --            108       108
Net income (loss)..............                       2,681                        2,681              2     2,683
Other comprehensive income
 (loss), net of income tax.....                                       954            954                      954
                                ------ ---------  ---------   -----------     ----------     ---------- ---------
Balance at December 31, 2012...      5    14,510      8,631         4,008         27,154            292    27,446
                                ====== =========  =========   ===========     ==========     ========== =========
Capital contributions from
 MetLife, Inc. (Note 13).......                3                                       3                        3
Excess tax benefits related to
 stock-based compensation......                2                                       2                        2
Dividends on common stock......                     (1,428)                      (1,428)                  (1,428)
Change in equity of
 noncontrolling interests......                                                       --           (35)      (35)
Net income (loss)..............                       2,149                        2,149            (7)     2,142
Other comprehensive income
 (loss), net of income tax.....                                   (1,850)        (1,850)                  (1,850)
                                ------ ---------  ---------   -----------     ----------     ---------- ---------
Balance at December 31, 2013...      5    14,515      9,352         2,158         26,030            250    26,280
                                ====== =========  =========   ===========     ==========     ========== =========
Capital contributions from
 MetLife, Inc. (Note 13).......                4                                       4                        4
Returns of capital.............             (76)                                    (76)                     (76)
Excess tax benefits related to
 stock-based compensation......                5                                       5                        5
Dividends on common stock......                       (708)                        (708)                    (708)
Dividend of subsidiary
 (Note 3)......................                        (35)                         (35)                     (35)
Change in equity of
 noncontrolling interests......                                                       --            147       147
Net income (loss)..............                       3,861                        3,861            (5)     3,856
Other comprehensive income
 (loss), net of income tax.....                                     2,876          2,876             --     2,876
                                ------ ---------  ---------   -----------     ----------     ---------- ---------
Balance at December 31, 2014... $    5 $  14,448  $  12,470   $     5,034     $   31,957     $      392 $  32,349
                                ====== =========  =========   ===========     ==========     ========== =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                           2014        2013        2012
                                                                                        ----------- ----------- -----------
Cash flows from operating activities
Net income (loss)...................................................................... $     3,856 $     2,142 $     2,683
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................         460         429         416
  Amortization of premiums and accretion of discounts associated with investments, net.       (664)       (738)       (698)
  (Gains) losses on investments and from sales of businesses, net......................       (138)        (49)         272
  (Gains) losses on derivatives, net...................................................       (902)       1,059       (561)
  (Income) loss from equity method investments, net of dividends or distributions......         374         195          42
  Interest credited to policyholder account balances...................................       2,174       2,253       2,390
  Universal life and investment-type product policy fees...............................     (2,466)     (2,363)     (2,239)
  Change in trading and fair value option securities...................................           2          25       (100)
  Change in accrued investment income..................................................         242         108          22
  Change in premiums, reinsurance and other receivables................................         711       (368)       (422)
  Change in deferred policy acquisition costs and value of business acquired, net......         271        (82)         359
  Change in income tax.................................................................         229         334        (28)
  Change in other assets...............................................................         465         471         361
  Change in insurance-related liabilities and policy-related balances..................       2,672       3,032       1,915
  Change in other liabilities..........................................................     (1,086)       (381)         170
  Other, net...........................................................................           1         (7)        (46)
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) operating activities....................................       6,201       6,060       4,536
                                                                                        ----------- ----------- -----------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................      63,068      71,396      52,889
  Equity securities....................................................................         186         206         245
  Mortgage loans.......................................................................      11,605      10,655       8,668
  Real estate and real estate joint ventures...........................................         976          87         721
  Other limited partnership interests..................................................         375         449         585
Purchases of:
  Fixed maturity securities............................................................    (69,256)    (70,760)    (62,136)
  Equity securities....................................................................       (173)       (461)       (393)
  Mortgage loans.......................................................................    (14,769)    (12,032)     (9,448)
  Real estate and real estate joint ventures...........................................     (1,876)     (1,427)     (1,447)
  Other limited partnership interests..................................................       (773)       (675)       (660)
Cash received in connection with freestanding derivatives..............................         740         560         634
Cash paid in connection with freestanding derivatives..................................     (1,050)     (1,171)       (443)
Dividend of subsidiary.................................................................        (49)          --          --
Receipts on loans to affiliates........................................................          75          --          --
Issuances of loans to affiliates.......................................................       (100)          --          --
Purchases of loans to affiliates.......................................................       (437)          --          --
Net change in policy loans.............................................................        (70)        (57)        (50)
Net change in short-term investments...................................................       1,472         900       (567)
Net change in other invested assets....................................................       (254)       (460)       (791)
Net change in property, equipment and leasehold improvements...........................       (140)        (76)        (71)
Other, net.............................................................................          17          --          --
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) investing activities.................................... $  (10,433) $   (2,866) $  (12,264)
                                                                                        ----------- ----------- -----------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)


                                                                                         2014        2013        2012
                                                                                      ----------- ----------- -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits........................................................................... $    54,902 $    50,018 $    61,647
  Withdrawals........................................................................    (51,210)    (52,020)    (56,373)
Net change in payables for collateral under securities loaned and other transactions.       3,071     (1,365)       2,181
Net change in short-term debt........................................................       (320)          75         (1)
Long-term debt issued................................................................           4         481          79
Long-term debt repaid................................................................       (390)        (27)        (81)
Cash received in connection with redeemable noncontrolling interests.................          --         774          --
Dividends on common stock............................................................       (708)     (1,428)     (1,023)
Other, net...........................................................................       (222)         (5)         611
                                                                                      ----------- ----------- -----------
Net cash provided by (used in) financing activities..................................       5,127     (3,497)       7,040
                                                                                      ----------- ----------- -----------
Change in cash and cash equivalents..................................................         895       (303)       (688)
Cash and cash equivalents, beginning of year.........................................       1,098       1,401       2,089
                                                                                      ----------- ----------- -----------
Cash and cash equivalents, end of year............................................... $     1,993 $     1,098 $     1,401
                                                                                      =========== =========== ===========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest........................................................................... $       150 $       152 $       151
                                                                                      =========== =========== ===========
  Income tax......................................................................... $     1,304 $       822 $       842
                                                                                      =========== =========== ===========
Non-cash transactions:
  Capital contributions from MetLife, Inc............................................ $         4 $         3 $         3
                                                                                      =========== =========== ===========
  Real estate and real estate joint ventures acquired in satisfaction of debt........ $         3 $        18 $       264
                                                                                      =========== =========== ===========
  Deconsolidation of MetLife Core Property Fund (see Note 8):
   Reduction of redeemable noncontrolling interests.................................. $       774 $        -- $        --
                                                                                      =========== =========== ===========
   Reduction of long-term debt....................................................... $       413 $        -- $        --
                                                                                      =========== =========== ===========
   Reduction of real estate and real estate joint ventures........................... $     1,132 $        -- $        --
                                                                                      =========== =========== ===========
  Issuance of short-term debt........................................................ $       245 $        -- $        --
                                                                                      =========== =========== ===========
  Returns of capital................................................................. $        76 $        -- $        --
                                                                                      =========== =========== ===========
  Disposal of subsidiary:
   Assets disposed................................................................... $        69 $        -- $        --
   Liabilities disposed..............................................................        (34)          --          --
                                                                                      ----------- ----------- -----------
   Net assets disposed...............................................................          35          --          --
   Cash disposed.....................................................................        (49)          --          --
   Dividend of interests in subsidiary...............................................          14          --          --
                                                                                      ----------- ----------- -----------
   Loss on dividend of interests in subsidiary....................................... $        -- $        -- $        --
                                                                                      =========== =========== ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of life insurance, annuities, employee benefits and asset management and is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2014 presentation. Certain derivatives (gains) losses were previously reported in: (i) (gains) losses on investments and from sales of businesses, net; and (ii) other, net and were reclassified to (gains) losses on derivatives, net. The following table presents such reclassifications, all within cash flows from operating activities, in the consolidated statements of cash flows:

                                                                 Years Ended December 31,
                                                                 -----------------------
                                                                    2013         2012
-                                                                -------      -------
                                                                  (In millions)
(Gains) losses on investments and from sales of businesses, net. $(1,161)      $ 460
Other, net...................................................... $   102       $ 101
(Gains) losses on derivatives, net.............................. $ 1,059       $(561)

   Additionally, certain amounts in the prior years' footnotes have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Employee Benefit Plans                                                                15
-----------------------------------------------------------------------------------------
Income Tax                                                                            16
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              17

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care ("LTC") and dental claims, as well as claims which have been reported but not yet settled. The

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 .  Nonparticipating and                  Historic actual and expected future
    non-dividend-paying traditional       gross premiums.
    contracts:
 .  Term insurance
 .  Nonparticipating whole life
    insurance
 .  Traditional group life insurance
 .  Non-medical health insurance
 ------------------------------------------------------------------------------
 .  Participating, dividend-paying        Actual and expected future gross
    traditional contracts                 margins.
 ------------------------------------------------------------------------------
 .  Fixed and variable universal life     Actual and expected future gross
    contracts                             profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 5 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Trading and Fair Value Option Securities

    Trading and fair value option securities are stated at estimated fair value and include investments that are actively purchased and sold ("Actively Traded Securities") and investments for which the fair value option ("FVO") has been elected ("FVO Securities").

    Actively Traded Securities principally include fixed maturity securities and short sale agreement liabilities, which are included in other liabilities.

    Changes in estimated fair value of these securities are included in net investment income, except for certain securities included in FVO Securities where changes are included in net investment gains (losses).

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural, and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

  Mortgage Loans Held-For-Investment

    Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Also included in mortgage loans held-for-investment are residential mortgage loans for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

  Mortgage Loans Held-For-Sale

    Mortgage loans held-for-sale that were previously designated as held-for-investment and mortgage loans originated with the intent to sell for which FVO was not elected, are stated at the lower of amortized cost or estimated fair value.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
                                        .  All derivatives held in relation
                                           to trading portfolios

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Goodwill

   Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

   The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

   The Company recognizes the funded status of the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

   The Company also sponsors defined contribution plans for substantially all U.S. employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized in the balance sheets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Income Tax

   Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc, has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
  .  the jurisdiction in which the deferred tax asset was generated;
  . the length of time that carryforward can be utilized in the various taxing jurisdiction;
  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 17, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Redeemable Noncontrolling Interests

    Redeemable noncontrolling interests associated with certain joint ventures and partially-owned consolidated subsidiaries are reported in the temporary section of the balance sheet.

  Stock-Based Compensation

    Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

    MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2014 and 2013 which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.3 billion and $1.2 billion at December 31, 2014 and 2013, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $721 million and $667 million at December 31, 2014 and 2013, respectively. Related depreciation and amortization expense was $123 million, $115 million and $121 million for the years ended December 31, 2014, 2013 and 2012, respectively.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.2 billion and $1.0 billion at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $882 million and $739 million at December 31, 2014 and 2013, respectively. Related amortization expense was $145 million, $144 million and $143 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

    Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding the presentation of an unrecognized tax benefit. The new guidance requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, when the carryforwards are not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or the applicable tax law does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset. The adoption was prospectively applied and resulted in a reduction to other liabilities and a corresponding increase to deferred income tax liability in the amount of $190 million.

  Effective January 1, 2014, the Company adopted new guidance on other expenses. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. In accordance with the adoption of the new accounting pronouncement, on January 1, 2014, the Company recorded $55 million in other liabilities, and a corresponding deferred cost, in other assets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

Group, Voluntary & Worksite Benefits

  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees. Group, Voluntary & Worksite Benefits insurance products and services include life, dental, group short- and long-term disability and accidental death and dismemberment ("AD&D") coverages. In addition, the Group, Voluntary & Worksite Benefits segment offers LTC, critical illness and accident & health coverages, as well as prepaid legal plans.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital, as well as enterprise-wide strategic initiative restructuring charges, not allocated to the segments, various start-up businesses (including the investment management business through which the Company offers fee-based investment management services to institutional clients, as well as direct and digital marketing products), certain run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. In addition, Corporate & Other includes ancillary U.S. sponsored direct business, comprised of group and individual products sold through sponsoring organizations and affinity groups. Additionally, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    .  Policyholder benefits and claims and policyholder dividends excludes:
       (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses),
       (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets,
       (iii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and
       (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

   MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
 (loss) from continuing operations, net of income tax.

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                  Operating Results
                                                   ------------------------------------------------
                                                              Group,
                                                            Voluntary  Corporate
                                                            & Worksite  Benefit  Corporate                         Total
Year Ended December 31, 2014                        Retail   Benefits   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------- -------- ---------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums.......................................... $  4,081  $14,381    $ 2,794  $    128  $ 21,384  $     --    $   21,384
Universal life and investment-type product policy
 fees.............................................    1,505      716        191        --     2,412        54         2,466
Net investment income.............................    5,402    1,783      4,892       288    12,365     (472)        11,893
Other revenues....................................      430      415        287       676     1,808        --         1,808
Net investment gains (losses).....................       --       --         --        --        --       143           143
Net derivative gains (losses).....................       --       --         --        --        --     1,037         1,037
                                                   --------  -------    -------  --------  --------  --------    ----------
  Total revenues..................................   11,418   17,295      8,164     1,092    37,969       762        38,731
                                                   --------  -------    -------  --------  --------  --------    ----------
Expenses
Policyholder benefits and claims and policyholder
 dividends........................................    6,379   13,823      4,771        77    25,050        45        25,095
Interest credited to policyholder account
 balances.........................................      988      155      1,020        --     2,163        11         2,174
Capitalization of DAC.............................    (376)     (17)       (30)       (1)     (424)        --         (424)
Amortization of DAC and VOBA......................      536       26         17        --       579       116           695
Interest expense on debt..........................        6        2         10       132       150         1           151
Other expenses....................................    1,797    2,135        492     1,231     5,655       (6)         5,649
                                                   --------  -------    -------  --------  --------  --------    ----------
  Total expenses..................................    9,330   16,124      6,280     1,439    33,173       167        33,340
                                                   --------  -------    -------  --------  --------  --------    ----------
Provision for income tax expense (benefit)........      733      430        659     (500)     1,322       210         1,532
                                                   --------  -------    -------  --------  --------              ----------
Operating earnings................................ $  1,355  $   741    $ 1,225  $    153     3,474
                                                   ========  =======    =======  ========
Adjustments to:...................................
  Total revenues..................................                                              762
  Total expenses..................................                                            (167)
  Provision for income tax (expense) benefit......                                            (210)
                                                                                           --------
Income (loss) from continuing operations, net of
 income tax.......................................                                         $  3,859              $    3,859
                                                                                           ========              ==========

                                           Group,
                                         Voluntary  Corporate
                                         & Worksite  Benefit   Corporate
At December 31, 2014            Retail    Benefits   Funding    & Other    Total
----------------------------- ---------- ---------- ---------- --------- ----------
                                                  (In millions)
Total assets................. $  180,572 $  43,161  $  205,088 $  29,397 $  458,218
Separate account assets...... $   59,710 $     669  $   78,956 $      -- $  139,335
Separate account liabilities. $   59,710 $     669  $   78,956 $      -- $  139,335

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                           Operating Results
                                            ------------------------------------------------
                                                       Group,
                                                     Voluntary  Corporate
                                                     & Worksite  Benefit  Corporate                         Total
Year Ended December 31, 2013                 Retail   Benefits   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------- -------- ---------- --------- --------- -------- ----------- ------------
                                                                          (In millions)
Revenues
Premiums................................... $  3,992  $ 13,732  $  2,675  $     76  $ 20,475  $      --   $  20,475
Universal life and investment-type product
 policy fees...............................    1,397       688       211        --     2,296         67       2,363
Net investment income......................    5,385     1,790     4,611       431    12,217      (432)      11,785
Other revenues.............................      328       404       273       694     1,699         --       1,699
Net investment gains (losses)..............       --        --        --        --        --         48          48
Net derivative gains (losses)..............       --        --        --        --        --    (1,070)     (1,070)
                                            --------  --------  --------  --------  --------  ---------   ---------
  Total revenues...........................   11,102    16,614     7,770     1,201    36,687    (1,387)      35,300
                                            --------  --------  --------  --------  --------  ---------   ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................    6,246    13,191     4,723        67    24,227         10      24,237
Interest credited to policyholder account
 balances..................................      988       156     1,092        --     2,236         17       2,253
Capitalization of DAC......................    (517)      (20)      (25)        --     (562)         --       (562)
Amortization of DAC and VOBA...............      447        25        19        --       491      (230)         261
Interest expense on debt...................        5         1        10       134       150          3         153
Other expenses.............................    2,280     1,988       489     1,348     6,105         31       6,136
                                            --------  --------  --------  --------  --------  ---------   ---------
  Total expenses...........................    9,449    15,341     6,308     1,549    32,647      (169)      32,478
                                            --------  --------  --------  --------  --------  ---------   ---------
Provision for income tax expense (benefit).      579       446       512     (421)     1,116      (435)         681
                                            --------  --------  --------  --------  --------              ---------
Operating earnings......................... $  1,074  $    827  $    950  $     73     2,924
                                            ========  ========  ========  ========
Adjustments to:
  Total revenues...........................                                          (1,387)
  Total expenses...........................                                              169
  Provision for income tax (expense)
   benefit.................................                                              435
                                                                                    --------
Income (loss) from continuing operations,
 net of income tax.........................                                         $  2,141              $   2,141
                                                                                    ========              =========

                                           Group,
                                         Voluntary  Corporate
                                         & Worksite  Benefit   Corporate
At December 31, 2013            Retail    Benefits   Funding    & Other    Total
----------------------------- ---------- ---------- ---------- --------- ----------
                                                  (In millions)
Total assets................. $  174,853 $  41,059  $  188,960 $  27,911 $  432,783
Separate account assets...... $   59,217 $     644  $   74,935 $      -- $  134,796
Separate account liabilities. $   59,217 $     644  $   74,935 $      -- $  134,796

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                           Operating Results
                                            ------------------------------------------------
                                                       Group,
                                                     Voluntary  Corporate
                                                     & Worksite  Benefit  Corporate                         Total
Year Ended December 31, 2012                 Retail   Benefits   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------- -------- ---------- --------- --------- -------- ----------- ------------
                                                                          (In millions)
Revenues
Premiums................................... $  3,997  $13,274    $ 2,608  $      1  $ 19,880  $     --     $ 19,880
Universal life and investment-type product
 policy fees...............................    1,332      663        194        --     2,189        50        2,239
Net investment income......................    5,384    1,680      4,519       554    12,137     (285)       11,852
Other revenues.............................      265      398        252       815     1,730        --        1,730
Net investment gains (losses)..............       --       --         --        --        --     (330)        (330)
Net derivative gains (losses)..............       --       --         --        --        --       675          675
                                            --------  -------    -------  --------  --------  --------     --------
  Total revenues...........................   10,978   16,015      7,573     1,370    35,936       110       36,046
                                            --------  -------    -------  --------  --------  --------     --------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................    6,294   12,580      4,552       (1)    23,425       139       23,564
Interest credited to policyholder account
 balances..................................    1,002      167      1,192        --     2,361        29        2,390
Capitalization of DAC......................    (584)     (24)       (24)        --     (632)        --        (632)
Amortization of DAC and VOBA...............      656       29         12         2       699       292          991
Interest expense on debt...................        5        1          9       133       148         4          152
Other expenses.............................    2,341    1,901        438     1,196     5,876         7        5,883
                                            --------  -------    -------  --------  --------  --------     --------
  Total expenses...........................    9,714   14,654      6,179     1,330    31,877       471       32,348
                                            --------  -------    -------  --------  --------  --------     --------
Provision for income tax expense (benefit).      442      477        488     (236)     1,171     (116)        1,055
                                            --------  -------    -------  --------  --------               --------
Operating earnings......................... $    822  $   884    $   906  $    276     2,888
                                            ========  =======    =======  ========
Adjustments to:
  Total revenues...........................                                              110
  Total expenses...........................                                            (471)
  Provision for income tax (expense)
   benefit.................................                                              116
                                                                                    --------
Income (loss) from continuing operations,
 net of income tax.........................                                         $  2,643               $  2,643
                                                                                    ========               ========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                         -----------------------------
                                           2014      2013      2012
                                         --------- --------- ---------
                                                 (In millions)
          Life insurance................ $  13,865 $  13,482 $  13,424
          Accident and health insurance.     7,247     6,873     6,458
          Annuities.....................     4,352     4,007     3,800
          Non-insurance.................       194       175       167
                                         --------- --------- ---------
           Total........................ $  25,658 $  24,537 $  23,849
                                         ========= ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  Substantially all of the Company's consolidated premiums, universal life & investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one Group, Voluntary & Worksite Benefits customer were $2.8 billion, $2.5 billion and $2.5 billion for the years ended December 31, 2014, 2013 and 2012, respectively, which represented 11%, 10% and 11%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Dispositions

  In December 2014, Metropolitan Life Insurance Company distributed to MetLife as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker-dealer subsidiary, New England Securities Corporation ("NES"). The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of retained earnings of $35 million. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NES.

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                 -------------------
                                                   2014      2013
                                                 --------- ---------
                                                    (In millions)
           Retail............................... $  91,868 $  91,575
           Group, Voluntary & Worksite Benefits.    28,805    28,035
           Corporate Benefit Funding............    97,953    89,941
           Corporate & Other....................       518       581
                                                 --------- ---------
            Total............................... $ 219,144 $ 210,132
                                                 ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

  ---------------------------------------------------------------------------
  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest
                                       rate, ranging from 3% to 7%, and
                                       mortality rates guaranteed in
                                       calculating the cash surrender values
                                       described in such contracts); and
                                       (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 2% to 11%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 1% to 11%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 8%.
  ---------------------------------------------------------------------------

  Participating business represented 5% of the Company's life insurance in-force at both December 31, 2014 and 2013. Participating policies represented 27%, 28% and 29% of gross life insurance premiums for the years ended
December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)

embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                      Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

  The Company also issues annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)

life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts    Life Contracts
                                  ----------------- ---------------------
                                                    Secondary    Paid-Up
                                   GMDBs    GMIBs   Guarantees  Guarantees  Total
                                  -------- -------- ----------  ---------- --------
                                                   (In millions)
Direct
Balance at January 1, 2012....... $     84 $    158   $    261     $    58 $    561
Incurred guaranteed benefits.....       31      174         79          10      294
Paid guaranteed benefits.........      (6)       --         --          --      (6)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2012.....      109      332        340          68      849
Incurred guaranteed benefits.....       44       58         77           6      185
Paid guaranteed benefits.........      (5)       --         --          --      (5)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2013.....      148      390        417          74    1,029
Incurred guaranteed benefits.....       51       68        124           8      251
Paid guaranteed benefits.........      (3)       --         --          --      (3)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2014..... $    196 $    458   $    541     $    82 $  1,277
                                  ======== ========   ========     ======= ========
Ceded
Balance at January 1, 2012....... $     62 $     52   $    212     $    41 $    367
Incurred guaranteed benefits.....       30       58         53           6      147
Paid guaranteed benefits.........      (6)       --         --          --      (6)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2012.....       86      110        265          47      508
Incurred guaranteed benefits.....       39       14         49           4      106
Paid guaranteed benefits.........      (5)       --         --          --      (5)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2013.....      120      124        314          51      609
Incurred guaranteed benefits (1).     (80)    (100)        (9)           6    (183)
Paid guaranteed benefits.........      (3)       --         --          --      (3)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2014..... $     37 $     24   $    305     $    57 $    423
                                  ======== ========   ========     ======= ========
Net
Balance at January 1, 2012....... $     22 $    106   $     49     $    17 $    194
Incurred guaranteed benefits.....        1      116         26           4      147
Paid guaranteed benefits.........       --       --         --          --       --
                                  -------- --------   --------     ------- --------
Balance at December 31, 2012.....       23      222         75          21      341
Incurred guaranteed benefits.....        5       44         28           2       79
Paid guaranteed benefits.........       --       --         --          --       --
                                  -------- --------   --------     ------- --------
Balance at December 31, 2013.....       28      266        103          23      420
Incurred guaranteed benefits.....      131      168        133           2      434
Paid guaranteed benefits.........       --       --         --          --       --
                                  -------- --------   --------     ------- --------
Balance at December 31, 2014..... $    159 $    434   $    236     $    25 $    854
                                  ======== ========   ========     ======= ========

--------

(1)See Note 6.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2014      2013
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  24,995 $  24,915
                      Balanced........    22,759    22,481
                      Bond............     4,561     4,551
                      Money Market....       150       179
                                       --------- ---------
                       Total.......... $  52,465 $  52,126
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct and assumed business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Two Tier and Other Annuities

   Two tier annuities are defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate on funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. Other annuities are defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    62,810    $    29,474   $    62,763    $    28,934
Separate account value..................  $    51,077    $    28,347   $    50,700    $    27,738
Net amount at risk......................  $       702    $       244   $       641    $       123
Average attained age of contractholders.     65 years       63 years      64 years       62 years
Two Tier and Other Annuities
Account value...........................          N/A    $       456           N/A    $       397
Net amount at risk......................          N/A    $       153           N/A    $       123
Average attained age of contractholders.          N/A       55 years           N/A       54 years

                                                               December 31,
                                              -----------------------------------------------
                                                       2014                    2013
                                              ----------------------- -----------------------
                                              Secondary    Paid-Up    Secondary    Paid-Up
                                              Guarantees  Guarantees  Guarantees  Guarantees
                                              ----------- ----------- ----------- -----------
                                                               (In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account). $     8,213 $     1,091 $     7,871 $     1,125
Net amount at risk........................... $    78,758 $     8,164 $    81,888 $     8,701
Average attained age of policyholders........    54 years    60 years    53 years    59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $36.7 billion, $26.8 billion and $24.7 billion, respectively, and repaid $31.7 billion, $25.1 billion and $21.5 billion, respectively, of such funding

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)

agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $30.3 billion and $26.0 billion, respectively.

  Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                            December 31,
                                       ----------------------
                                          2014        2013
                                       ----------- ----------
                                           (In millions)
                   FHLB of NY......... $       661 $      700
                   FHLB of Des Moines. $        50 $       50

  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                 Liability              Collateral
                            ------------------- ---------------------------
                                             December 31,
                            -----------------------------------------------
                              2014      2013        2014          2013
                            --------- --------- ------------- -------------
                                             (In millions)
    FHLB of NY (1)......... $  12,570 $  12,770 $  15,255 (2) $  14,287 (2)
    Farmer Mac (3)......... $   2,550 $   2,550 $       2,932 $       2,929
    FHLB of Des Moines (1). $   1,000 $   1,000 $   1,141 (2) $   1,118 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                           --------------------------
                                             2014     2013     2012
                                           -------- -------- --------
                                                 (In millions)
          Balance at January 1,........... $  7,022 $  6,826 $  6,622
           Less: Reinsurance recoverables.      290      301      324
                                           -------- -------- --------
          Net balance at January 1,.......    6,732    6,525    6,298
                                           -------- -------- --------
          Incurred related to:
           Current year...................    5,099    4,762    4,320
           Prior years (1)................       --     (12)     (42)
                                           -------- -------- --------
             Total incurred...............    5,099    4,750    4,278
                                           -------- -------- --------
          Paid related to:
           Current year...................  (3,228)  (3,035)  (2,626)
           Prior years....................  (1,579)  (1,508)  (1,425)
                                           -------- -------- --------
             Total paid...................  (4,807)  (4,543)  (4,051)
                                           -------- -------- --------
          Net balance at December 31,.....    7,024    6,732    6,525
           Add: Reinsurance recoverables..      286      290      301
                                           -------- -------- --------
          Balance at December 31,......... $  7,310 $  7,022 $  6,826
                                           ======== ======== ========

--------

(1)During 2014, there were no changes to claims and claim adjustment expenses associated with prior years. During 2013 and 2012, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased due to a reduction in prior year dental and AD&D claims and improved loss ratio for non-medical health claim liabilities.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $83.8 billion and $83.1 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $55.5 billion and $51.7 billion at December 31, 2014 and 2013, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 2.25% and 2.23% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  6,338  $  5,752  $  6,244
Capitalizations..................................................      424       562       632
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (104)      227      (270)
 Other expenses..................................................     (583)     (478)     (709)
                                                                  --------  --------  --------
   Total amortization............................................     (687)     (251)     (979)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................     (170)      495      (145)
Other (1)........................................................       --      (220)       --
                                                                  --------  --------  --------
Balance at December 31,..........................................    5,905     6,338     5,752
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................       78        80        97
Amortization related to:
 Other expenses..................................................       (8)      (10)      (12)
                                                                  --------  --------  --------
   Total amortization............................................       (8)      (10)      (12)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       --         8        (5)
                                                                  --------  --------  --------
Balance at December 31,..........................................       70        78        80
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  5,975  $  6,416  $  5,832
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes ($220) million that was reclassified to DAC from other liabilities. The amounts reclassified relate to affiliated reinsurance agreements accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances assumed on the agreements from inception. These amounts were previously included in the calculated value of the deposit payable on these agreements and were recorded within other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                  -----------------
                                                    2014     2013
                                                  -------- --------
                                                    (In millions)
            Retail............................... $  5,544 $  5,990
            Group, Voluntary & Worksite Benefits.      324      333
            Corporate Benefit Funding............      106       93
            Corporate & Other....................        1       --
                                                  -------- --------
             Total............................... $  5,975 $  6,416
                                                  ======== ========

  Information regarding other intangibles was as follows:

                                                 Years Ended December 31,
                                                 ------------------------
                                                  2014     2013    2012
                                                  ------  ------  ------
                                                    (In millions)
           DSI
           Balance at January 1,................ $  175   $  180  $  184
           Capitalization.......................     10       15      22
           Amortization.........................   (28)     (20)    (26)
           Unrealized investment gains (losses).   (35)       --      --
                                                  ------  ------  ------
           Balance at December 31,.............. $  122   $  175  $  180
                                                  ======  ======  ======
           VODA and VOCRA
           Balance at January 1,................ $  325   $  353  $  378
           Amortization.........................   (30)     (28)    (25)
                                                  ------  ------  ------
           Balance at December 31,.............. $  295   $  325  $  353
                                                  ======  ======  ======
           Accumulated amortization............. $  162   $  132  $  104
                                                  ======  ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $            9 $          30
          2016.......................... $            4 $          30
          2017.......................... $            5 $          28
          2018.......................... $            5 $          26
          2019.......................... $            5 $          24

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company's Retail Annuities business assumes 90% of the fixed annuities issued by certain affiliates. The Company also reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued since 2004 to an affiliate and portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of certain variable annuity risks issued by an affiliate.

Group, Voluntary & Worksite Benefits

  For certain policies within the Group, Voluntary & Worksite Benefits segment, the Company generally retains most of the risk and only cedes particular risk on certain client arrangements. The majority of the Company's reinsurance activity within this segment relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                   Years Ended December 31,
                                                               -------------------------------
                                                                  2014       2013       2012
                                                               ---------  ---------  ---------
                                                                        (In millions)
Premiums
Direct premiums............................................... $  20,963  $  20,290  $  19,821
Reinsurance assumed...........................................     1,673      1,469      1,350
Reinsurance ceded.............................................    (1,252)    (1,284)    (1,291)
                                                               ---------  ---------  ---------
 Net premiums................................................. $  21,384  $  20,475  $  19,880
                                                               =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $   3,029  $   2,913  $   2,763
Reinsurance assumed...........................................        48         41         39
Reinsurance ceded.............................................      (611)      (591)      (563)
                                                               ---------  ---------  ---------
 Net universal life and investment-type product policy fees... $   2,466  $   2,363  $   2,239
                                                               =========  =========  =========
Other revenues
Direct other revenues......................................... $   1,040  $     970  $     887
Reinsurance assumed...........................................         2         (2)        (6)
Reinsurance ceded.............................................       766        731        849
                                                               ---------  ---------  ---------
 Net other revenues........................................... $   1,808  $   1,699  $   1,730
                                                               =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  23,978  $  23,305  $  22,677
Reinsurance assumed...........................................     1,416      1,225      1,208
Reinsurance ceded.............................................    (1,539)    (1,498)    (1,616)
                                                               ---------  ---------  ---------
 Net policyholder benefits and claims......................... $  23,855  $  23,032  $  22,269
                                                               =========  =========  =========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $   2,227  $   2,322  $   2,455
Reinsurance assumed...........................................        35         35         33
Reinsurance ceded.............................................       (88)      (104)       (98)
                                                               ---------  ---------  ---------
 Net interest credited to policyholder account balances....... $   2,174  $   2,253  $   2,390
                                                               =========  =========  =========
Other expenses
Direct other expenses......................................... $   5,132  $   5,028  $   5,328
Reinsurance assumed...........................................       399        427        479
Reinsurance ceded.............................................       540        533        587
                                                               ---------  ---------  ---------
 Net other expenses........................................... $   6,071  $   5,988  $   6,394
                                                               =========  =========  =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                              ----------------------------------------------------------------------------------
                                                2014                                      2013
                              ----------------------------------------- ----------------------------------------
                                                                Total                                    Total
                                                               Balance                                  Balance
                                Direct    Assumed    Ceded      Sheet     Direct   Assumed    Ceded      Sheet
                              ---------- --------- ---------  --------- ---------- -------- ---------  ---------
                                                                (In millions)
Assets
Premiums, reinsurance and
 other receivables........... $    1,711 $     649 $  21,079  $  23,439 $    1,700 $    527 $  21,410  $  23,637
Deferred policy acquisition
 costs and value of business
 acquired....................      6,002       391      (418)     5,975      6,567      330      (481)     6,416
                              ---------- --------- ---------  --------- ---------- -------- ---------  ---------
  Total assets............... $    7,713 $   1,040 $  20,661  $  29,414 $    8,267 $    857 $  20,929  $  30,053
                              ========== ========= =========  ========= ========== ======== =========  =========
Liabilities
Future policy benefits....... $  115,143 $   2,259 $      --  $ 117,402 $  110,072 $  1,891 $      --  $ 111,963
Policyholder account
 balances....................     95,601       301        --     95,902     92,246      252        --     92,498
Other policy-related
 balances....................      5,353       455        32      5,840      5,416      294       (39)     5,671
Other liabilities............     10,350     7,020    16,077     33,447      8,690    7,046    16,444     32,180
                              ---------- --------- ---------  --------- ---------- -------- ---------  ---------
  Total liabilities.......... $  226,447 $  10,035 $  16,109  $ 252,591 $  216,424 $  9,483 $  16,405  $ 242,312
                              ========== ========= =========  ========= ========== ======== =========  =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $13.8 billion at both December 31, 2014 and 2013. The deposit liabilities on reinsurance were $6.8 billion and $6.5 billion at December 31, 2014 and 2013, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Insurance Company USA ("MetLife USA"), First MetLife Investors Insurance Company ("First MetLife"), MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                             Years Ended December 31,
                                                             ------------------------
                                                              2014    2013     2012
                                                             ------  ------  --------
                                                                   (In millions)
Premiums
Reinsurance assumed......................................... $  681  $  451  $    319
Reinsurance ceded...........................................    (36)    (45)      (54)
                                                             ------  ------  --------
 Net premiums............................................... $  645  $  406  $    265
                                                             ======  ======  ========
Universal life and investment-type product policy fees
Reinsurance assumed......................................... $   48  $   40  $     39
Reinsurance ceded...........................................   (240)   (221)     (216)
                                                             ------  ------  --------
 Net universal life and investment-type product policy fees. $ (192) $ (181) $   (177)
                                                             ======  ======  ========
Other revenues
Reinsurance assumed......................................... $    2  $   (2) $     (6)
Reinsurance ceded...........................................    713     675       790
                                                             ------  ------  --------
 Net other revenues......................................... $  715  $  673  $    784
                                                             ======  ======  ========
Policyholder benefits and claims
Reinsurance assumed......................................... $  623  $  402  $    334
Reinsurance ceded...........................................   (197)   (144)     (177)
                                                             ------  ------  --------
 Net policyholder benefits and claims....................... $  426  $  258  $    157
                                                             ======  ======  ========
Interest credited to policyholder account balances
Reinsurance assumed......................................... $   33  $   31  $     30
Reinsurance ceded...........................................    (88)   (102)      (98)
                                                             ------  ------  --------
 Net interest credited to policyholder account balances..... $  (55) $  (71) $    (68)
                                                             ======  ======  ========
Other expenses
Reinsurance assumed......................................... $  298  $  326  $    357
Reinsurance ceded...........................................    680     653       789
                                                             ------  ------  --------
 Net other expenses......................................... $  978  $  979  $  1,146
                                                             ======  ======  ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                      December 31,
                                                         --------------------------------------
                                                                2014                2013
                                                         ------------------  ------------------
                                                         Assumed    Ceded    Assumed    Ceded
                                                         -------- ---------  -------- ---------
                                                                      (In millions)
Assets
Premiums, reinsurance and other receivables............. $    257 $  15,453  $    109 $  15,748
Deferred policy acquisition costs and value of business
  acquired..............................................      370      (231)      309      (273)
                                                         -------- ---------  -------- ---------
 Total assets........................................... $    627 $  15,222  $    418 $  15,475
                                                         ======== =========  ======== =========
Liabilities
Future policy benefits.................................. $  1,146 $      --  $    761 $      --
Policyholder account balances...........................      288        --       239        --
Other policy-related balances...........................      264        32        67       (39)
Other liabilities.......................................    6,610    13,545     6,606    14,044
                                                         -------- ---------  -------- ---------
 Total liabilities...................................... $  8,308 $  13,577  $  7,673 $  14,005
                                                         ======== =========  ======== =========

  The Company ceded two blocks of business to two affiliates on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased/(decreased) the funds withheld balance by $20 million and ($11) million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($39) million, $40 million and ($9) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $657 million and ($62) million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were $497 million, ($1.7) billion and $14 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $1.1 billion and $709 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivative were ($389) million, $664 million and $135 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In November 2014, MetLife Insurance Company of Connecticut ("MICC"), a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

USA and merged with its subsidiary, MetLife Investors USA Insurance Company, and its affiliate, MetLife Investors Insurance Company, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MICC withdrew its license to issue insurance policies and annuity contracts in New York.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Notes 8 and 9 for information regarding additional related party transactions.

    . Effective January 1, 2014, MICC reinsured with Metropolitan Life Insurance Company all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in other invested assets of $192 million, in other liabilities of $572 million, in future policy benefits of $128 million and in cash and cash equivalents and total investments of $494 million received from MICC.

    . In October 2014, the Company recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $492 million, and in other liabilities of $432 million, as well as increases in DAC of $30 million and in other policy-related balances of $9 million.

    . In November 2014, the Company partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $719 million, and in other liabilities of $447 million, as well as increases in DAC of $7 million and in cash and cash equivalents of $324 million. There was also an increase in net income of $54 million which was reflected in other income.

    . Effective November 1, 2014, the Company entered into an agreement to assume 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis from First MetLife. As a result of this reinsurance agreement, the significant effects to the Company were decreases in other liabilities of $269 million and in cash and cash equivalents paid to First MetLife of $218 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.1 billion and $1.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.7 billion and $11.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on affiliated reinsurance were $6.7 billion and $6.5 billion at December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                       December 31,
                                                                                   --------------------
                                                                                      2014       2013
                                                                                   ---------  ---------
                                                                                       (In millions)
Closed Block Liabilities
Future policy benefits............................................................ $  41,667  $  42,076
Other policy-related balances.....................................................       265        298
Policyholder dividends payable....................................................       461        456
Policyholder dividend obligation..................................................     3,155      1,771
Current income tax payable........................................................         1         18
Other liabilities.................................................................       646        582
                                                                                   ---------  ---------
   Total closed block liabilities.................................................    46,195     45,201
                                                                                   ---------  ---------
Assets Designated to the Closed Block
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value............    29,199     28,374
 Equity securities available-for-sale, at estimated fair value....................        91         86
 Mortgage loans...................................................................     6,076      6,155
 Policy loans.....................................................................     4,646      4,669
 Real estate and real estate joint ventures.......................................       666        492
 Other invested assets............................................................     1,065        814
                                                                                   ---------  ---------
   Total investments..............................................................    41,743     40,590
Cash and cash equivalents.........................................................       227        238
Accrued investment income.........................................................       477        477
Premiums, reinsurance and other receivables.......................................        67         98
Deferred income tax assets........................................................       289        293
                                                                                   ---------  ---------
   Total assets designated to the closed block....................................    42,803     41,696
                                                                                   ---------  ---------
Excess of closed block liabilities over assets designated to the closed block.....     3,392      3,505
                                                                                   ---------  ---------
Amounts included in AOCI:
 Unrealized investment gains (losses), net of income tax..........................     2,291      1,502
 Unrealized gains (losses) on derivatives, net of income tax......................        28         (3)
 Allocated to policyholder dividend obligation, net of income tax.................    (2,051)    (1,151)
                                                                                   ---------  ---------
   Total amounts included in AOCI.................................................       268        348
                                                                                   ---------  ---------
Maximum future earnings to be recognized from closed block assets and liabilities. $   3,660  $   3,853
                                                                                   =========  =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                Years Ended December 31,
                                                               ---------------------------
                                                                 2014     2013      2012
                                                               -------- --------  --------
                                                                      (In millions)
Balance at January 1,......................................... $  1,771 $  3,828  $  2,919
Change in unrealized investment and derivative gains (losses).    1,384   (2,057)      909
                                                               -------- --------  --------
Balance at December 31,....................................... $  3,155 $  1,771  $  3,828
                                                               ======== ========  ========

  Information regarding the closed block revenues and expenses was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                2014     2013    2012
                                                                               ------   ------  ------
                                                                                   (In millions)
Revenues
Premiums...................................................................... $1,918   $1,987  $2,139
Net investment income.........................................................  2,093    2,130   2,188
Net investment gains (losses).................................................      7       25      61
Net derivative gains (losses).................................................     20       (6)    (12)
                                                                               ------   ------  ------
 Total revenues...............................................................  4,038    4,136   4,376
                                                                               ------   ------  ------
Expenses
Policyholder benefits and claims..............................................  2,598    2,702   2,783
Policyholder dividends........................................................    988      979   1,072
Other expenses................................................................    155      165     179
                                                                               ------   ------  ------
 Total expenses...............................................................  3,741    3,846   4,034
                                                                               ------   ------  ------
Revenues, net of expenses before provision for income tax expense (benefit)...    297      290     342
Provision for income tax expense (benefit)....................................    104      101     120
                                                                               ------   ------  ------
Revenues, net of expenses and provision for income tax expense (benefit) from
  continuing operations.......................................................    193      189     222
Revenues, net of expenses and provision for income tax expense (benefit) from
  discontinued operations.....................................................     --       --      10
                                                                               ------   ------  ------
Revenues, net of expenses and provision for income tax expense (benefit)...... $  193   $  189  $  232
                                                                               ======   ======  ======

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

 preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                          December 31, 2014                                 December 31, 2013
                           ------------------------------------------------ -------------------------------------------------
                                           Gross Unrealized                                 Gross Unrealized
                            Cost or   -------------------------- Estimated   Cost or   --------------------------  Estimated
                           Amortized            Temporary  OTTI    Fair     Amortized            Temporary  OTTI     Fair
                             Cost       Gains    Losses   Losses   Value      Cost       Gains    Losses   Losses    Value
                           ---------- --------- --------- ------ ---------- ---------- --------- --------- ------  ----------
                                                                     (In millions)
Fixed maturity securities
U.S. corporate............ $   59,532 $   6,246 $    421  $  --  $   65,357 $   60,244 $   4,678 $     693 $   --  $   64,229
U.S. Treasury and agency..     34,391     4,698       19     --      39,070     29,508     1,730       694     --      30,544
Foreign corporate.........     28,395     1,934      511     --      29,818     27,082     1,959       285     --      28,756
RMBS......................     26,893     1,493      157     66      28,163     24,119     1,109       368    150      24,710
ABS (1)...................      8,206       102       82     --       8,226      7,789       151       117     (1)      7,824
CMBS......................      7,705       241       33     --       7,913      8,203       262        89     --       8,376
State and political
 subdivision..............      5,329     1,197        6     --       6,520      5,386       467        76     --       5,777
Foreign government........      3,153       761       70     --       3,844      3,040       597       107     --       3,530
                           ---------- --------- --------  -----  ---------- ---------- --------- --------- ------  ----------
 Total fixed maturity
  securities.............. $  173,604 $  16,672 $  1,299  $  66  $  188,911 $  165,371 $  10,953 $   2,429 $  149  $  173,746
                           ========== ========= ========  =====  ========== ========== ========= ========= ======  ==========
Equity securities
Common stock.............. $    1,236 $     142 $     26  $  --  $    1,352 $    1,070 $      97 $       3 $   --  $    1,164
Non-redeemable preferred
 stock....................        690        53       30     --         713        743        62        77     --         728
                           ---------- --------- --------  -----  ---------- ---------- --------- --------- ------  ----------
 Total equity securities.. $    1,926 $     195 $     56  $  --  $    2,065 $    1,813 $     159 $      80 $   --  $    1,892
                           ========== ========= ========  =====  ========== ========== ========= ========= ======  ==========

--------

(1)The noncredit loss component of OTTI losses was in an unrealized gain position of $1 million for ABS at December 31, 2013, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   The Company held non-income producing fixed maturity securities with an estimated fair value of $6 million and $38 million with unrealized gains (losses) of $5 million and $12 million at December 31, 2014 and 2013, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $  5,841  $  5,902  $  6,411  $  6,516
Due after one year through five years......   36,600    38,115    34,696    36,556
Due after five years through ten years.....   39,257    41,519    35,725    38,347
Due after ten years........................   49,102    59,073    48,428    51,417
                                            --------  --------  --------  --------
   Subtotal................................  130,800   144,609   125,260   132,836
Structured securities (RMBS, ABS and CMBS).   42,804    44,302    40,111    40,910
                                            --------  --------  --------  --------
   Total fixed maturity securities......... $173,604  $188,911  $165,371  $173,746
                                            ========  ========  ========  ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2014                         December 31, 2013
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $   8,950   $  260   $  2,251    $  161   $   8,512  $    426  $  1,948    $  267
U.S. Treasury and agency.........     3,933        6        982        13      10,077       687        33         7
Foreign corporate................     7,052      397      1,165       114       4,217       176       952       109
RMBS.............................     3,141       63      1,900       160       8,194       291     1,675       227
ABS..............................     3,147       45        732        37       1,701        28       530        88
CMBS.............................       772       20        461        13       2,022        74       221        15
State and political subdivision..        26       --         76         6         737        44        92        32
Foreign government...............       327       32        265        38         763        94        54        13
                                  ---------   ------   --------    ------   ---------  --------  --------    ------
  Total fixed maturity
   securities.................... $  27,348   $  823   $  7,832    $  542   $  36,223  $  1,820  $  5,505    $  758
                                  =========   ======   ========    ======   =========  ========  ========    ======
Equity securities
Common stock..................... $      98   $   26   $      1    $   --   $      37  $      3  $     --    $   --
Non-redeemable preferred
 stock...........................        32       --        139        30         222        41       125        36
                                  ---------   ------   --------    ------   ---------  --------  --------    ------
  Total equity securities........ $     130   $   26   $    140    $   30   $     259  $     44  $    125    $   36
                                  =========   ======   ========    ======   =========  ========  ========    ======
Total number of securities in an
 unrealized loss position........     1,997                 642                 2,211                 469
                                  =========            ========             =========            ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

 . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

 . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

 . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

 . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $1.2 billion during the year ended December 31, 2014 from $2.6 billion to $1.4 billion. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $67 million of the total $1.4 billion of gross unrealized losses were from 27 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $67 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $24 million, or 36%, were related to gross unrealized losses on 12 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $67 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $43 million, or 64%, were related to gross unrealized losses on 15 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and ABS (primarily foreign ABS) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS and ABS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $24 million during the year ended December 31, 2014 from $80 million to $56 million. Of the $56 million, $23 million were from six equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 26% were rated A or better.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                     ----------------------------------------------
                                                              2014                    2013
                                                     ---------------------  -----------------------
                                                       Carrying     % of      Carrying
                                                         Value      Total       Value     % of Total
                                                     ------------- -------  ------------- ----------
                                                     (In millions)          (In millions)
Mortgage loans held-for-investment:
 Commercial.........................................   $  32,482     66.2%    $  33,072       71.9%
 Agricultural.......................................      11,033      22.5       11,025        24.0
 Residential........................................       5,494      11.2        1,858         4.0
                                                       ---------   -------    ---------    --------
   Subtotal (1).....................................      49,009      99.9       45,955        99.9
 Valuation allowances...............................        (258)    (0.5)         (272)      (0.6)
                                                       ---------   -------    ---------    --------
   Subtotal mortgage loans held-for-investment, net.      48,751      99.4       45,683        99.3
 Residential -- FVO.................................         308       0.6          338         0.7
                                                       ---------   -------    ---------    --------
   Total mortgage loans held-for-investment, net....      49,059     100.0       46,021       100.0
 Mortgage loans held-for-sale.......................          --        --            3          --
                                                       ---------   -------    ---------    --------
   Total mortgage loans, net........................   $  49,059     100.0%   $  46,024       100.0%
                                                       =========   =======    =========    ========

--------

(1)Purchases of mortgage loans were $4.7 billion and $2.2 billion for the years ended December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans held-for-investment by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                      Evaluated Collectively
                                Evaluated Individually for Credit Losses                for Credit Losses      Impaired Loans
                   ------------------------------------------------------------------ ---------------------  -------------------
                      Impaired Loans with a Valuation      Impaired Loans without a
                                 Allowance                    Valuation Allowance
                   -------------------------------------- ---------------------------
                                                                                                                       Average
                   Unpaid Principal  Recorded  Valuation  Unpaid Principal  Recorded   Recorded   Valuation  Carrying  Recorded
                       Balance      Investment Allowances     Balance      Investment Investment  Allowances  Value   Investment
                   ---------------- ---------- ---------- ---------------- ---------- ----------  ---------- -------- ----------
                                                                  (In millions)
December 31, 2014
Commercial........      $   75        $   75     $  24         $   84        $   84   $  32,323     $  158    $  135    $  298
Agricultural......          47            45         2             14            13      10,975         33        56        76
Residential.......          --            --        --             40            37       5,457         41        37        17
                        ------        ------     -----         ------        ------   ---------     ------    ------    ------
Total.............      $  122        $  120     $  26         $  138        $  134   $  48,755     $  232    $  228    $  391
                        ======        ======     =====         ======        ======   =========     ======    ======    ======
December 31, 2013
Commercial........      $  173        $  169     $  49         $  247        $  246   $  32,657     $  164    $  366    $  430
Agricultural......          64            62         7             35            34      10,929         33        89       151
Residential.......          --            --        --              5             4       1,854         19         4         2
                        ------        ------     -----         ------        ------   ---------     ------    ------    ------
Total.............      $  237        $  231     $  56         $  287        $  284   $  45,440     $  216    $  459    $  583
                        ======        ======     =====         ======        ======   =========     ======    ======    ======

   The average recorded investment for commercial, agricultural and residential mortgage loans was $384 million, $201 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial Agricultural Residential  Total
                                  ---------- ------------ ----------- --------
                                                 (In millions)
  Balance at January 1, 2012.....  $    318    $    75      $    --   $    393
  Provision (release)............      (50)          2           --       (48)
  Charge-offs, net of recoveries.      (12)       (24)           --       (36)
  Transfers to held-for-sale.....        --        (5)           --        (5)
                                   --------    -------      -------   --------
  Balance at December 31, 2012...       256         48           --        304
  Provision (release)............      (43)          3           19       (21)
  Charge-offs, net of recoveries.        --       (11)           --       (11)
  Transfers to held-for-sale.....        --         --           --         --
                                   --------    -------      -------   --------
  Balance at December 31, 2013...       213         40           19        272
  Provision (release)............       (8)        (4)           27         15
  Charge-offs, net of recoveries.      (23)        (1)          (5)       (29)
  Transfers to held-for-sale.....        --         --           --         --
                                   --------    -------      -------   --------
  Balance at December 31, 2014...  $    182    $    35      $    41   $    258
                                   ========    =======      =======   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans held-for-investment, were as follows at:

                                     Recorded Investment
                       ------------------------------------------------
                        Debt Service Coverage Ratios                      Estimated
                       -------------------------------           % of       Fair      % of
                        > 1.20x  1.00x - 1.20x < 1.00x   Total   Total      Value     Total
                       --------- ------------- ------- --------- ------ ------------- ------
                                     (In millions)                      (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  26,810   $    746    $  761  $  28,317  87.2%   $  29,860    87.7%
65% to 75%............     2,783        391        86      3,260   10.0       3,322      9.8
76% to 80%............       109         --         8        117    0.4         121      0.3
Greater than 80%......       384        256       148        788    2.4         736      2.2
                       ---------   --------    ------  --------- ------   ---------   ------
 Total................ $  30,086   $  1,393    $1,003  $  32,482 100.0%   $  34,039   100.0%
                       =========   ========    ======  ========= ======   =========   ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  24,585   $    476    $  596  $  25,657  77.6%   $  26,900    78.4%
65% to 75%............     5,219        438       104      5,761   17.4       5,852     17.1
76% to 80%............       444        157       189        790    2.4         776      2.3
Greater than 80%......       583        205        76        864    2.6         769      2.2
                       ---------   --------    ------  --------- ------   ---------   ------
 Total................ $  30,831   $  1,276    $  965  $  33,072 100.0%   $  34,297   100.0%
                       =========   ========    ======  ========= ======   =========   ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans held-for-investment were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  10,462      94.8%   $  10,165      92.2%
      65% to 75%............         469        4.2         659        6.0
      76% to 80%............          17        0.2          84        0.8
      Greater than 80%......          85        0.8         117        1.0
                               ---------   --------   ---------   --------
       Total................   $  11,033     100.0%   $  11,025     100.0%
                               =========   ========   =========   ========

   The estimated fair value of agricultural mortgage loans held-for-investment was $11.4 billion and $11.3 billion at December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

   The credit quality of residential mortgage loans held-for-investment were as follows at:

                                              December 31,
                              ---------------------------------------------
                                      2014                   2013
                              -------------------- ------------------------
                                Recorded    % of     Recorded
                               Investment   Total   Investment   % of Total
                              ------------- ------ ------------- ----------
                              (In millions)        (In millions)
     Performance indicators:
     Performing..............   $  5,345     97.3%   $  1,812        97.5%
     Nonperforming...........        149       2.7         46          2.5
                                --------    ------   --------     --------
      Total..................   $  5,494    100.0%   $  1,858       100.0%
                                ========    ======   ========     ========

   The estimated fair value of residential mortgage loans held-for-investment was $5.6 billion and $1.8 billion at December 31, 2014 and 2013, respectively.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                           Past Due                        Nonaccrual Status
              ----------------------------------- -----------------------------------
              December 31, 2014 December 31, 2013 December 31, 2014 December 31, 2013
              ----------------- ----------------- ----------------- -----------------
                                           (In millions)
Commercial...      $   --             $  --            $   75            $  169
Agricultural.           1                44                41                47
Residential..         149                46               149                46
                   ------             -----            ------            ------
 Total.......      $  150             $  90            $  265            $  262
                   ======             =====            ======            ======

 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, loans to affiliates (see "-- Related Party Investment Transactions") and leveraged and direct financing leases.

 Leveraged and Direct Financing Leases

   Investment in leveraged and direct financing leases consisted of the following at:

                                                                December 31,
                                                   ---------------------------------------
                                                          2014                2013
                                                   ------------------- -------------------
                                                              Direct              Direct
                                                   Leveraged Financing Leveraged Financing
                                                    Leases    Leases    Leases    Leases
                                                   --------- --------- --------- ---------
                                                                (In millions)
Rental receivables, net........................... $  1,320   $  406   $  1,393   $  413
Estimated residual values.........................      827       57        853       52
                                                   --------   ------   --------   ------
   Subtotal.......................................    2,147      463      2,246      465
Unearned income...................................    (686)    (178)      (742)    (177)
                                                   --------   ------   --------   ------
   Investment in leases, net of non-recourse debt. $  1,461   $  285   $  1,504   $  288
                                                   ========   ======   ========   ======

   Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 15 years but in certain circumstances can be over 30 years, while the payment periods for direct financing leases range from one to 22 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all leveraged lease receivables and direct financing rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $1.3 billion and $1.4 billion at December 31, 2014 and 2013, respectively.

   The components of income from investments in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

                                                        Years Ended December 31,
                                       -----------------------------------------------------------
                                              2014                2013                2012
                                       ------------------- ------------------- -------------------
                                                  Direct              Direct              Direct
                                       Leveraged Financing Leveraged Financing Leveraged Financing
                                        Leases    Leases    Leases    Leases    Leases    Leases
                                       --------- --------- --------- --------- --------- ---------
                                                              (In millions)
Income from investment in leases......  $   51    $   19    $   60    $   17    $   34    $   15
Less: Income tax expense on leases....      18         7        21         6        12         5
                                        ------    ------    ------    ------    ------    ------
   Investment income after income tax.  $   33    $   12    $   39    $   11    $   22    $   10
                                        ======    ======    ======    ======    ======    ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $790 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2014      2013     2012
                                                                        --------- -------- ---------
                                                                               (In millions)
Fixed maturity securities.............................................. $  15,374 $  8,521 $  19,120
Fixed maturity securities with noncredit OTTI losses in AOCI...........      (66)    (149)     (256)
                                                                        --------- -------- ---------
 Total fixed maturity securities.......................................    15,308    8,372    18,864
Equity securities......................................................       173       83      (13)
Derivatives............................................................     1,649      361     1,052
Short-term investments.................................................        --       --       (2)
Other..................................................................        87        5        18
                                                                        --------- -------- ---------
 Subtotal..............................................................    17,217    8,821    19,919
                                                                        --------- -------- ---------
Amounts allocated from:
 Future policy benefits................................................   (1,964)    (610)   (5,120)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................       (3)        5        12
 DAC, VOBA and DSI.....................................................     (918)    (721)   (1,231)
 Policyholder dividend obligation......................................   (3,155)  (1,771)   (3,828)
                                                                        --------- -------- ---------
   Subtotal............................................................   (6,040)  (3,097)  (10,167)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................        25       51        86
Deferred income tax benefit (expense)..................................   (3,928)  (2,070)   (3,498)
                                                                        --------- -------- ---------
     Net unrealized investment gains (losses)..........................     7,274    3,705     6,340
     Net unrealized investment gains (losses) attributable to
       noncontrolling interests........................................       (1)      (1)       (1)
                                                                        --------- -------- ---------
       Net unrealized investment gains (losses) attributable to
         Metropolitan Life Insurance Company........................... $   7,273 $  3,704 $   6,339
                                                                        ========= ======== =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                           Years Ended December 31,
                                                         ----------------------------
                                                              2014           2013
                                                         ------------- --------------
                                                                (In millions)
Balance at January 1,................................... $       (149) $        (256)
Noncredit OTTI losses and subsequent changes recognized.            10             47
Securities sold with previous noncredit OTTI loss.......            41            114
Subsequent changes in estimated fair value..............            32           (54)
                                                         ------------- --------------
Balance at December 31,................................. $        (66) $        (149)
                                                         ============= ==============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                         --------------------------------
                                                                            2014       2013       2012
                                                                         ---------- ---------- ----------
                                                                                  (In millions)
Balance at January 1,................................................... $    3,704 $    6,339 $    4,868
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................         83        107        266
Unrealized investment gains (losses) during the year....................      8,313   (11,205)      4,679
Unrealized investment gains (losses) relating to:
 Future policy benefits.................................................    (1,354)      4,510    (1,625)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................        (8)        (7)       (21)
 DAC, VOBA and DSI......................................................      (197)        510      (129)
 Policyholder dividend obligation.......................................    (1,384)      2,057      (909)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI............................................       (26)       (35)       (86)
 Deferred income tax benefit (expense)..................................    (1,858)      1,428      (704)
                                                                         ---------- ---------- ----------
Net unrealized investment gains (losses)................................      7,273      3,704      6,339
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................         --         --         --
                                                                         ---------- ---------- ----------
Balance at December 31,................................................. $    7,273 $    3,704 $    6,339
                                                                         ========== ========== ==========
   Change in net unrealized investment gains (losses)................... $    3,569 $  (2,635) $    1,471
   Change in net unrealized investment gains (losses) attributable to
     noncontrolling interests...........................................         --         --         --
                                                                         ---------- ---------- ----------
     Change in net unrealized investment gains (losses) attributable
       to Metropolitan Life Insurance Company........................... $    3,569 $  (2,635) $    1,471
                                                                         ========== ========== ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                        -----------------------
                                                           2014        2013
                                                        ----------- -----------
                                                             (In millions)
Securities on loan: (1)
 Amortized cost........................................ $    19,099 $    18,829
 Estimated fair value.................................. $    21,185 $    19,153
Cash collateral on deposit from counterparties (2)..... $    21,635 $    19,673
Security collateral on deposit from counterparties (3). $        19 $        --
Reinvestment portfolio -- estimated fair value......... $    22,046 $    19,822

--------

(1)Included within fixed maturity securities, short-term investments and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                  December 31,
                                                             -----------------------
                                                                2014        2013
                                                             ----------- -----------
                                                                  (In millions)
Invested assets on deposit (regulatory deposits)............ $     1,421 $     1,338
Invested assets pledged as collateral (1)...................      20,712      19,555
                                                             ----------- -----------
 Total invested assets on deposit and pledged as collateral. $    22,133 $    20,893
                                                             =========== ===========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

    See "-- Securities Lending" for information regarding securities on loan and Note 7 for information regarding investments designated to the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                   -------------------------
                                                       2014         2013
                                                   ------------ ------------
                                                         (In millions)
   Outstanding principal and interest balance (1). $      4,614 $      4,653
   Carrying value (2)............................. $      3,651 $      3,601

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                       Years Ended December 31,
                                                       -----------------------
                                                          2014         2013
                                                       ----------  ------------
                                                            (In millions)
 Contractually required payments (including interest). $      820  $      1,612
 Cash flows expected to be collected (1).............. $      644  $      1,248
 Fair value of investments acquired................... $      433  $        841

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                      Years Ended December 31,
                                                      -------------------------
                                                          2014         2013
                                                      ------------ ------------
                                                            (In millions)
 Accretable yield, January 1,........................ $      2,431 $      2,357
 Investments purchased...............................          211          407
 Accretion recognized in earnings....................        (217)        (236)
 Disposals...........................................         (47)        (144)
 Reclassification (to) from nonaccretable difference.        (495)           47
                                                      ------------ ------------
 Accretable yield, December 31,...................... $      1,883 $      2,431
                                                      ============ ============

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $9.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $2.7 billion at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for one of the three most recent annual periods:
2013. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $351.0 billion and $280.7 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $32.1 billion and $23.5 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $33.7 billion, $25.0 billion and $16.5 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including consolidated securitization entities ("CSEs")) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                             December 31,
                                                                ---------------------------------------
                                                                       2014                2013
                                                                ------------------ --------------------
                                                                Total     Total     Total      Total
                                                                Assets Liabilities  Assets  Liabilities
                                                                ------ ----------- -------- -----------
                                                                             (In millions)
Fixed maturity securities (1).................................. $  163   $   78    $    159   $   80
Other invested assets..........................................     59       --          82        7
Other limited partnership interests............................     37       --          61       --
CSEs (assets (primarily securities) and liabilities (primarily
  debt)) (2)...................................................     16       15          23       22
Real estate joint ventures (3).................................      9       15       1,181      443
                                                                ------   ------    --------   ------
 Total......................................................... $  284   $  108    $  1,506   $  552
                                                                ======   ======    ========   ======

--------

(1)The Company consolidates certain fixed maturity securities purchased in an investment vehicle which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $2 million for both the years ended
   December 31, 2014 and 2013 and was $1 million for the year ended
   December 31, 2012.

(2)The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2014 and 2013. The long-term debt bears interest primarily at variable rates, payable on a

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

   bi-annual basis. Interest expense related to these obligations, included in other expenses, was $1 million, $3 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(3)At December 31, 2013, the Company consolidated an open ended core real estate fund formed in the fourth quarter of 2013 (the "MetLife Core Property Fund"), which represented the majority of the balances at December 31, 2013. As a result of the quarterly reassessment in the first quarter of 2014, the Company no longer consolidated the MetLife Core Property Fund, effective March 31, 2014, based on the terms of the revised partnership agreement. The Company accounts for its retained interest in the real estate fund under the equity method. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which has associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its investment in the real estate fund of $178 million at carrying value at December 31, 2013. The long-term debt bears interest primarily at fixed rates ranging from 1.39% to 4.45%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was less than $1 million for the year ended December 31, 2013.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  44,302  $  44,302  $  40,910  $  40,910
 U.S. and foreign corporate.....................     1,919      1,919      2,251      2,251
Other limited partnership interests.............     3,722      4,833      3,168      4,273
Other invested assets...........................     1,683      2,003      1,498      1,852
Real estate joint ventures......................        52         74         31         31
                                                 ---------  ---------  ---------  ---------
 Total.......................................... $  51,678  $  53,131  $  47,858  $  49,317
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

   commitments, reduced by income tax credits guaranteed by third parties of $212 million and $257 million at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

Net Investment Income

  The components of net investment income were as follows:

                                                                      Years Ended December 31,
                                                                      -----------------------
                                                                       2014     2013    2012
                                                                      -------  ------- -------
                                                                           (In millions)
Investment income:
 Fixed maturity securities........................................... $ 8,260  $ 8,279 $ 8,295
 Equity securities...................................................      86       78      68
 Trading and FVO securities--Actively Traded and FVO general account
   securities (1)....................................................      23       43      77
 Mortgage loans......................................................   2,378    2,405   2,528
 Policy loans........................................................     448      440     451
 Real estate and real estate joint ventures..........................     725      699     593
 Other limited partnership interests.................................     721      633     555
 Cash, cash equivalents and short-term investments...................      26       32      19
 Operating joint ventures............................................       2      (4)     (2)
 Other...............................................................      61       21       7
                                                                      -------  ------- -------
   Subtotal..........................................................  12,730   12,626  12,591
 Less: Investment expenses...........................................     838      844     743
                                                                      -------  ------- -------
   Subtotal, net.....................................................  11,892   11,782  11,848
                                                                      -------  ------- -------
FVO CSEs--interest income:
 Securities..........................................................       1        3       4
                                                                      -------  ------- -------
   Subtotal..........................................................       1        3       4
                                                                      -------  ------- -------
     Net investment income........................................... $11,893  $11,785 $11,852
                                                                      =======  ======= =======

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were ($14) million, $4 million and $44 million for the years ended
   December 31, 2014, 2013 and 2012, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                              Years Ended December 31,
                                                                            --------------------------
                                                                             2014     2013     2012
                                                                            -------  ------  --------
                                                                                 (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer.............................................................. $   (6)  $ (12)  $   (19)
     Utility...............................................................      --    (48)      (29)
     Finance...............................................................      --     (4)      (21)
     Communications........................................................      --     (2)      (18)
     Industrial............................................................      --      --       (4)
     Transportation........................................................      --      --       (1)
                                                                            -------  ------  --------
       Total U.S. and foreign corporate securities.........................     (6)    (66)      (92)
   RMBS....................................................................    (20)    (62)      (70)
   CMBS....................................................................      --      --      (28)
   ABS.....................................................................      --      --       (2)
                                                                            -------  ------  --------
       OTTI losses on fixed maturity securities recognized in earnings.....    (26)   (128)     (192)
 Fixed maturity securities -- net gains (losses) on sales and disposals....    (99)     177        16
                                                                            -------  ------  --------
   Total gains (losses) on fixed maturity securities.......................   (125)      49     (176)
                                                                            -------  ------  --------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock..........................................    (16)    (17)        --
   Common stock............................................................     (5)     (2)       (7)
                                                                            -------  ------  --------
       OTTI losses on equity securities recognized in earnings.............    (21)    (19)       (7)
 Equity securities -- net gains (losses) on sales and disposals............      42       6        15
                                                                            -------  ------  --------
   Total gains (losses) on equity securities...............................      21    (13)         8
                                                                            -------  ------  --------
 Trading and FVO securities -- FVO general account securities..............       1      11        11
 Mortgage loans............................................................    (36)      31        84
 Real estate and real estate joint ventures................................     252    (15)      (27)
 Other limited partnership interests.......................................    (69)    (41)      (35)
 Other investment portfolio gains (losses).................................   (108)       5     (192)
                                                                            -------  ------  --------
     Subtotal -- investment portfolio gains (losses).......................    (64)      27     (327)
                                                                            -------  ------  --------
FVO CSEs:
 Securities................................................................      --       2        --
 Long-term debt -- related to securities...................................     (1)     (2)       (7)
Non-investment portfolio gains (losses)....................................     208      21         4
                                                                            -------  ------  --------
     Subtotal FVO CSEs and non-investment portfolio gains (losses).........     207      21       (3)
                                                                            -------  ------  --------
       Total net investment gains (losses)................................. $   143  $   48  $  (330)
                                                                            =======  ======  ========

   See "-- Variable Interest Entities" for discussion of CSEs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $132 million, less than $1 million and $2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                           Years Ended December 31,
                                -----------------------------------------------
                                  2014     2013     2012    2014   2013   2012
                                -------- -------- -------- ------ ------ ------
                                Fixed Maturity Securities   Equity Securities
                                -------------------------- --------------------
                                                 (In millions)
Proceeds....................... $ 44,906 $ 45,538 $ 29,472 $  128 $  144 $  126
                                ======== ======== ======== ====== ====== ======
Gross investment gains......... $    260 $    556 $    327 $   46 $   25 $   23
Gross investment losses........    (359)    (379)    (311)    (4)   (19)    (8)
OTTI losses (1)................     (26)    (128)    (192)   (21)   (19)    (7)
                                -------- -------- -------- ------ ------ ------
 Net investment gains (losses). $  (125) $     49 $  (176) $   21 $ (13) $    8
                                ======== ======== ======== ====== ====== ======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $13 million and $67 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position, and (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                             2014           2013
                                                                        -------------- --------------
                                                                                (In millions)
Balance at January 1,.................................................. $          277 $          285
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................              1              4
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             15             54
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (30)           (65)
 Securities impaired to net present value of expected future cash
   flows...............................................................             --             --
 Increases in cash flows -- accretion of previous credit loss OTTI.....             --            (1)
                                                                        -------------- --------------
Balance at December 31,................................................ $          263 $          277
                                                                        ============== ==============

 Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     -----------------------
                                                                      2014      2013    2012
                                                                     -------  -------- ------
                                                                          (In millions)
Estimated fair value of invested assets transferred to affiliates... $    97  $    781 $    4
Amortized cost of invested assets transferred to affiliates......... $    89  $    688 $    4
Net investment gains (losses) recognized on transfers............... $     8  $     93 $   --
Estimated fair value of invested assets transferred from affiliates. $   882  $    882 $   --

  Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 6 for additional information on the Mergers.

.. The Company had a loan outstanding to Exeter, an affiliate, totaling $75 million at December 31, 2013, which was included in other invested assets. MetLife USA assumed the loan upon the consummation of the Mergers in November 2014 and, subsequently, the loan matured on December 30, 2014. Net investment income from this loan was $5 million for each of the years ended December 31, 2014, 2013 and 2012.

.. In July 2014, the Company purchased from other affiliates additional affiliated loans (having an unpaid principal balance of $400 million) at estimated fair value of $437 million, which are included in other

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  invested assets and in the table above. The unpaid principal balances on these acquired loans, which bear interest at fixed rates payable semiannually are due as follows: $295 million due July 15, 2021 at 5.64% and $105 million due December 16, 2021 at 5.86%.

.. In 2013, Metropolitan Life Insurance Company transferred invested assets to and from MICC of $751 million and $739 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

  In December 2014, American Life Insurance Company, an affiliate, issued a surplus note to the Company, which was included in other invested assets, totaling $100 million. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020.

  The Company has affiliated loans outstanding to MetLife, Inc., which are included in other invested assets, totaling $2.0 billion and $1.5 billion at December 31, 2014 and 2013, respectively. The loans, which bear interest at a fixed rate, payable semiannually are due as follows: $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $250 million at 7.44% due on September 30, 2016, $150 million at 5.64% due July 15, 2021 and $375 million at 5.86% due December 16, 2021. Net investment income from these affiliated loans, and the $400 million of affiliated loans acquired in July 2014 described above, was $92 million, $90 million and $93 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company purchased from MetLife Bank, National Association, $1.5 billion and $1.3 billion of fixed maturity securities and mortgage loans, respectively, at estimated fair value, for cash during the year ended December 31, 2012.

  The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $179 million, $172 million and $158 million for the years ended December 31, 2014, 2013 and 2012, respectively. The Company also earned additional affiliated net investment income of $4 million for each of the years ended December 31, 2014, 2013 and 2012.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, forwards and futures.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps. Structured interest rate swaps are not designated as hedging instruments.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

  To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency exchange rate derivatives including foreign currency swaps, and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

 assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company also enters into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2014                           2013
                                                             ------------------------------ -------------------------------
                                                                       Estimated Fair Value            Estimated Fair Value
                                                                       --------------------            --------------------
                                                              Gross                           Gross
                                                             Notional                        Notional
                           Primary Underlying Risk Exposure   Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  --------- -------- ----------- ---------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $   5,632 $  2,031    $     18 $    5,940 $  1,277    $     68
  Foreign currency swaps.. Foreign currency exchange rate...     2,709       65         101      2,591      252         122
                                                             --------- --------    -------- ---------- --------    --------
   Subtotal..............................................        8,341    2,096         119      8,531    1,529         190
                                                             --------- --------    -------- ---------- --------    --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................     2,191      447          --      2,584       77         109
  Interest rate forwards.. Interest rate....................        70       18          --        205        3           3
  Foreign currency swaps.. Foreign currency exchange rate...    14,895      501         614     10,560      374         500
                                                             --------- --------    -------- ---------- --------    --------
   Subtotal..............................................       17,156      966         614     13,349      454         612
                                                             --------- --------    -------- ---------- --------    --------
    Total qualifying hedges.............................        25,497    3,062         733     21,880    1,983         802
                                                             --------- --------    -------- ---------- --------    --------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................    56,394    2,213       1,072     59,022    1,320         732
Interest rate floors...... Interest rate....................    36,141      319         108     38,220      323         234
Interest rate caps........ Interest rate....................    41,227      134           1     29,809      141          --
Interest rate futures..... Interest rate....................        70       --          --        105       --          --
Interest rate options..... Interest rate....................     6,399      379          15      4,849      120           8
Synthetic GICs............ Interest rate....................     4,298       --          --      4,409       --          --
Foreign currency swaps.... Foreign currency exchange rate...     8,774      359         176      7,267       79         492
Foreign currency forwards. Foreign currency exchange rate...     3,985       92          80      4,261       44          32
Credit default
 swaps -- purchased....... Credit...........................       857        8          11      1,506        7          21
Credit default swaps --
 written.................. Credit...........................     7,419      130           5      6,600      124           1
Equity futures............ Equity market....................       954       10          --         --       --          --
Equity index options...... Equity market....................     7,698      328         352      1,147       --          --
Equity variance swaps..... Equity market....................     5,678       60         146         --       --          --
TRRs...................... Equity market....................       911       10          33         --       --          --
                                                             --------- --------    -------- ---------- --------    --------
   Total non-designated or non-qualifying derivatives....      180,805    4,042       1,999    157,195    2,158       1,520
                                                             --------- --------    -------- ---------- --------    --------
    Total...............................................     $ 206,302 $  7,104    $  2,732 $  179,075 $  4,141    $  2,322
                                                             ========= ========    ======== ========== ========    ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                              -------------------------------
                                                 2014         2013      2012
                                              ----------- ------------ ------
                                                       (In millions)
  Derivatives and hedging gains (losses) (1). $     1,207 $    (1,205) $   77
  Embedded derivatives.......................       (170)          135    598
                                              ----------- ------------ ------
   Total net derivative gains (losses)....... $     1,037 $    (1,070) $  675
                                              =========== ============ ======

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                      Years Ended December 31,
                                                     --------------------------
                                                       2014     2013     2012
                                                     -------- -------- --------
                                                           (In millions)
Qualifying hedges:
 Net investment income.............................. $    162 $    129 $    108
 Interest credited to policyholder account balances.      106      148      146
Non-qualifying hedges:
 Net investment income..............................      (4)      (6)      (6)
 Net derivative gains (losses)......................      484      450      314
 Policyholder benefits and claims...................        8       --       --
                                                     -------- -------- --------
   Total............................................ $    756 $    721 $    562
                                                     ======== ======== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................   $        314 $       --     $     --
 Foreign currency exchange rate derivatives.            554         --           --
 Credit derivatives -- purchased............            (2)         --           --
 Credit derivatives -- written..............            (1)         --           --
 Equity derivatives.........................             11       (10)         (10)
                                               ------------ ----------     --------
   Total....................................   $        876 $     (10)     $   (10)
                                               ============ ==========     ========
Year Ended December 31, 2013
 Interest rate derivatives..................   $    (1,753) $       --     $     --
 Foreign currency exchange rate derivatives.           (69)         --           --
 Credit derivatives -- purchased............            (6)       (14)           --
 Credit derivatives -- written..............            100          1           --
 Equity derivatives.........................             --       (22)           --
                                               ------------ ----------     --------
   Total....................................   $    (1,728) $     (35)     $     --
                                               ============ ==========     ========
Year Ended December 31, 2012
 Interest rate derivatives..................   $       (83) $       --     $     --
 Foreign currency exchange rate derivatives.          (252)         --           --
 Credit derivatives -- purchased............           (72)       (15)           --
 Credit derivatives -- written..............            105         --           --
 Equity derivatives.........................             --       (12)           --
                                               ------------ ----------     --------
   Total....................................   $      (302) $     (27)     $     --
                                               ============ ==========     ========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                               Net Derivative  Net Derivative Ineffectiveness
                                                               Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value      Hedged Items in Fair Value        Recognized    Recognized for Net Derivative
Hedging Relationships            Hedging Relationships         for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------------- --------------- -------------- ---------------
                                                                               (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities..........  $            4   $        (1)   $           3
                           Policyholder liabilities (1).......             649          (635)              14
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................              13           (11)               2
                           Foreign-denominated PABs (2).......           (283)            270            (13)
                                                                --------------   ------------   -------------
  Total.....................................................    $          383   $      (377)   $           6
                                                                ==============   ============   =============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities..........  $           34   $       (33)   $           1
                           Policyholder liabilities (1).......           (800)            807               7
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................              13           (12)               1
                           Foreign-denominated PABs (2).......            (98)            112              14
                                                                --------------   ------------   -------------
  Total.....................................................    $        (851)   $        874   $          23
                                                                ==============   ============   =============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities..........  $            2   $        (3)   $         (1)
                           Policyholder liabilities (1).......            (72)             89              17
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................             (1)              1              --
                           Foreign-denominated PABs (2).......              32           (41)             (9)
                                                                --------------   ------------   -------------
  Total.....................................................    $         (39)   $         46   $           7
                                                                ==============   ============   =============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (v) interest rate forwards to hedge forecasted fixed-rate borrowings.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were ($14) million and $1 million for the years ended December 31, 2014 and 2012, respectively, and were not significant for the year ended December 31, 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and seven years, respectively.

  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $1.6 billion and $361 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                    Amount and Location          Amount and Location
                            Amount of Gains          of Gains (Losses)            of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income (Loss)
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)          on Derivatives
------------------------  -------------------- ----------------------------- ---------------------------
                          (Effective Portion)       (Effective Portion)         (Ineffective Portion)
-                         -------------------- ----------------------------- ---------------------------
                                               Net Derivative Net Investment       Net Derivative
                                               Gains (Losses)     Income           Gains (Losses)
                                               -------------- -------------- ---------------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......  $              587   $         41  $            9  $                      3
Interest rate forwards...                  34            (8)               2                        --
Foreign currency swaps...                (15)          (725)             (2)                         2
Credit forwards..........                  --             --               1                        --
                          -------------------- -------------- -------------- ---------------------------
  Total..................  $              606   $      (692)  $           10  $                      5
                          ==================== ============== ============== ===========================
Year Ended December 31, 2013
Interest rate swaps......  $            (511)   $         20  $            8  $                    (3)
Interest rate forwards...                (43)              1               2                        --
Foreign currency swaps...               (120)           (15)             (3)                         2
Credit forwards..........                 (3)             --               1                        --
                          -------------------- -------------- -------------- ---------------------------
  Total..................  $            (677)   $          6  $            8  $                    (1)
                          ==================== ============== ============== ===========================
Year Ended December 31, 2012
Interest rate swaps......  $             (55)   $          3  $            4  $                      1
Interest rate forwards...                 (1)             --               2                        --
Foreign currency swaps...               (187)            (7)             (5)                       (5)
Credit forwards..........                  --             --               1                        --
                          -------------------- -------------- -------------- ---------------------------
  Total..................  $            (243)   $        (4)  $            2  $                    (4)
                          ==================== ============== ============== ===========================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $26 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

the value of all referenced credit obligations is zero, was $7.4 billion and $6.6 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $125 million and $123 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                      December 31,
                                   ----------------------------------------------------------------------------------
                                                     2014                                      2013
                                   ----------------------------------------- ----------------------------------------
                                   Estimated       Maximum                   Estimated      Maximum
                                   Fair Value  Amount of Future   Weighted   Fair Value Amount of Future   Weighted
                                   of Credit    Payments under    Average    of Credit   Payments under    Average
Rating Agency Designation of        Default     Credit Default    Years to    Default    Credit Default    Years to
Referenced Credit Obligations (1)    Swaps        Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
---------------------------------  ----------  ---------------- ------------ ---------- ---------------- ------------
                                          (In millions)                             (In millions)
   Aaa/Aa/A
   Single name credit default
     swaps (corporate)............ $        5    $          415          2.2 $        6   $          395          2.6
   Credit default swaps
     referencing indices..........         10             1,566          2.7         20            2,089          1.6
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         15             1,981          2.6         26            2,484          1.7
                                   ----------  ----------------              ---------- ----------------
   Baa
   Single name credit default
     swaps (corporate)............         15             1,002          2.8         16              874          3.2
   Credit default swaps
     referencing indices..........         59             3,687          4.5         52            2,898          4.7
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         74             4,689          4.1         68            3,772          4.4
                                   ----------  ----------------              ---------- ----------------
   Ba
   Single name credit default
     swaps (corporate)............         --                60          3.0         --                5          3.8
   Credit default swaps
     referencing indices..........         (1)              100          2.0         --               --           --
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         (1)              160          2.4         --                5          3.8
                                   ----------  ----------------              ---------- ----------------
   B
   Single name credit default
     swaps (corporate)............         --                --           --         --               --           --
   Credit default swaps
     referencing indices..........         37               589          4.9         29              339          4.9
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         37               589          4.9         29              339          4.9
                                   ----------  ----------------              ---------- ----------------
      Total....................... $      125    $        7,419          3.8 $      123   $        6,600          3.4
                                   ==========  ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $7.4 billion and $6.6 billion from the table above were $60 million and $70 million at December 31, 2014 and 2013, respectively.

  Written credit default swaps held in relation to the trading portfolio amounted to $15 million and $10 million in gross notional amount and $1 million and $0 in fair value at December 31, 2014 and 2013, respectively.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                               December 31, 2014    December 31, 2013
                                                                              -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement   Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                            (In millions)
       Gross estimated fair value of derivatives:
        OTC-bilateral (1).................................................... $  6,497    $  2,092 $  4,026    $  2,232
        OTC-cleared (1)......................................................      740         682      251         117
        Exchange-traded......................................................       10          --       --          --
                                                                              --------    -------- --------    --------
          Total gross estimated fair value of derivatives (1)................    7,247       2,774    4,277       2,349
       Amounts offset on the consolidated balance sheets.....................       --          --       --          --
                                                                              --------    -------- --------    --------
       Estimated fair value of derivatives presented on the
         consolidated balance sheets (1).....................................    7,247       2,774    4,277       2,349
       Gross amounts not offset on the consolidated balance sheets:
       Gross estimated fair value of derivatives: (2)
        OTC-bilateral........................................................  (1,742)     (1,742)  (1,844)     (1,844)
        OTC-cleared..........................................................    (638)       (638)    (114)       (114)
        Exchange-traded......................................................       --          --       --          --
       Cash collateral: (3), (4)
        OTC-bilateral........................................................  (2,470)         (2)  (1,143)         (3)
        OTC-cleared..........................................................     (97)        (40)    (128)         (3)
        Exchange-traded......................................................       --          --       --          --
       Securities collateral: (5)
        OTC-bilateral........................................................  (2,161)       (333)  (1,024)       (319)
        OTC-cleared..........................................................       --         (3)       --          --
        Exchange-traded......................................................       --          --       --          --
                                                                              --------    -------- --------    --------
       Net amount after application of master netting agreements and
         collateral.......................................................... $    139    $     16 $     24    $     66
                                                                              ========    ======== ========    ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $143 million and $136 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $42 million and $27 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $138 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $0 and $47 million, respectively, and provided excess cash collateral of $31 million and $3 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged . Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $243 million and $106 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $57 million and $25 million, respectively, for its OTC-bilateral derivatives, and $155 million and $106 million, respectively, for its OTC-cleared derivatives, and $17 million and $0 respectively, for its exchange- traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                           Estimated Fair Value of        Fair Value of Incremental
                                           Collateral Provided             Collateral Provided Upon
                                           ----------------------- ----------------------------------------
                                                                                      Downgrade in the
                                                                                    Company's Financial
                                                                     One Notch      Strength Rating to a
                              Estimated                            Downgrade in   Level that Triggers Full
                            Fair Value of                          the Company's         Overnight
                            Derivatives in                           Financial      Collateralization or
                            Net Liability  Fixed Maturity            Strength           Termination
                             Position (1)    Securities     Cash      Rating     of the Derivative Position
                            -------------- --------------   -----  ------------- --------------------------
                                                           (In millions)
December 31, 2014
Derivatives subject to
  financial strength-
  contingent provisions     $          334     $      390   $  --  $          --         $               --
Derivatives not subject to
  financial strength-
  contingent provisions                  4             --       2             --                         --
                            --------------     ----------    ----- -------------         ------------------
   Total                    $          338     $      390   $   2  $          --         $               --
                            ==============     ==========    ===== =============         ==================
December 31, 2013
Derivatives subject to
  financial strength-
  contingent provisions     $          354     $      344   $  --  $          --         $                5
Derivatives not subject to
  financial strength-
  contingent provisions                  4             --       3             --                         --
                            --------------     ----------    ----- -------------         ------------------
   Total                    $          358     $      344   $   3  $          --         $                5
                            ==============     ==========    ===== =============         ==================

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  ----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- --------
                                                                   (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   657 $   (62)
  Options embedded in debt or equity
   securities......................... Investments...............   (150)    (106)
                                                                  ------- --------
   Net embedded derivatives within asset host contracts.......    $   507 $  (168)
                                                                  ======= ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (548) $  (868)
  Assumed guaranteed minimum benefits. PABs......................      72       --
  Funds withheld on ceded reinsurance. Other liabilities.........   1,200      758
  Other............................... PABs......................       7        4
                                                                  ------- --------
   Net embedded derivatives within liability host contracts...    $   731 $  (106)
                                                                  ======= ========

The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                           ----------------------------------
                                               2014       2013       2012
                                           ------------ --------- -----------
                                                     (In millions)
   Net derivative gains (losses) (1), (2). $      (170) $     135 $       598

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $14 million, ($42) million and ($71) million for the years ended December 31, 2014, 2013 and 2012, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($9) million, $125 million and $122 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company acquired derivatives from an affiliate. The estimated fair value of freestanding derivative assets and liabilities acquired were $740 million and $754 million, respectively. See Note 6 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                  Level 1  Unadjusted quoted prices in active
                           markets for identical assets or
                           liabilities. The Company defines
                           active markets based on average
                           trading volume for equity securities.
                           The size of the bid/ask spread is
                           used as an indicator of market
                           activity for fixed maturity
                           securities.

                  Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                  Level 3  Unobservable inputs that are
                           supported by little or no market
                           activity and are significant to the
                           determination of estimated fair value
                           of the assets or liabilities.
                           Unobservable inputs reflect the
                           reporting entity's own assumptions
                           about the assumptions that market
                           participants would use in pricing the
                           asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                              December 31, 2014
                                                              --------------------------------------------------
                                                                     Fair Value Hierarchy
                                                              ----------------------------------
                                                                                                 Total Estimated
                                                               Level 1     Level 2     Level 3     Fair Value
                                                              ---------- ------------ ---------- ---------------
                                                                                (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $       -- $     60,420 $    4,937    $     65,357
  U.S. Treasury and agency...................................     21,625       17,445         --          39,070
  Foreign corporate..........................................         --       26,227      3,591          29,818
  RMBS.......................................................         --       24,534      3,629          28,163
  ABS........................................................         --        6,734      1,492           8,226
  CMBS.......................................................         --        7,464        449           7,913
  State and political subdivision............................         --        6,520         --           6,520
  Foreign government.........................................         --        3,642        202           3,844
                                                              ---------- ------------ ----------    ------------
   Total fixed maturity securities...........................     21,625      152,986     14,300         188,911
                                                              ---------- ------------ ----------    ------------
Equity securities:
  Common stock...............................................        584          716         52           1,352
  Non-redeemable preferred stock.............................         --          550        163             713
                                                              ---------- ------------ ----------    ------------
   Total equity securities...................................        584        1,266        215           2,065
                                                              ---------- ------------ ----------    ------------
Trading and FVO securities:
  Actively Traded Securities.................................         22          627          5             654
  FVO general account securities.............................         --           22         14              36
  FVO securities held by CSEs................................         --            3         12              15
                                                              ---------- ------------ ----------    ------------
   Total trading and FVO securities..........................         22          652         31             705
                                                              ---------- ------------ ----------    ------------
Short-term investments (1)...................................        860        3,091        230           4,181
Residential mortgage loans -- FVO............................         --           --        308             308
  Derivative assets: (2)
   Interest rate.............................................         --        5,524         17           5,541
   Foreign currency exchange rate............................         --        1,010          7           1,017
   Credit....................................................         --          125         13             138
   Equity market.............................................         10          279        119             408
                                                              ---------- ------------ ----------    ------------
    Total derivative assets..................................         10        6,938        156           7,104
                                                              ---------- ------------ ----------    ------------
Net embedded derivatives within asset host contracts (3).....         --           --        657             657
Separate account assets (4)..................................     26,119      111,601      1,615         139,335
                                                              ---------- ------------ ----------    ------------
      Total assets........................................... $   49,220 $    276,534 $   17,512    $    343,266
                                                              ========== ============ ==========    ============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $       -- $      1,214 $       --    $      1,214
  Foreign currency exchange rate.............................         --          971         --             971
  Credit.....................................................         --           15          1              16
  Equity market..............................................         --          382        149             531
                                                              ---------- ------------ ----------    ------------
   Total derivative liabilities..............................         --        2,582        150           2,732
                                                              ---------- ------------ ----------    ------------
Net embedded derivatives within liability host contracts (3).         --            7        724             731
Long-term debt...............................................         --           82         35             117
Long-term debt of CSEs -- FVO................................         --           --         13              13
Trading liabilities (5)......................................        215           24         --             239
                                                              ---------- ------------ ----------    ------------
      Total liabilities...................................... $      215 $      2,695 $      922    $      3,832
                                                              ========== ============ ==========    ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                               Level 1   Level 2    Level 3    Fair Value
                                                              --------- ---------- --------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   58,960 $   5,269     $    64,229
  U.S. Treasury and agency...................................    15,858     14,624        62          30,544
  Foreign corporate..........................................        --     25,558     3,198          28,756
  RMBS.......................................................        --     22,197     2,513          24,710
  ABS........................................................        --      5,298     2,526           7,824
  CMBS.......................................................        --      7,946       430           8,376
  State and political subdivision............................        --      5,777        --           5,777
  Foreign government.........................................        --      3,256       274           3,530
                                                              --------- ---------- ---------     -----------
   Total fixed maturity securities...........................    15,858    143,616    14,272         173,746
                                                              --------- ---------- ---------     -----------
Equity securities:
  Common stock...............................................       361        753        50           1,164
  Non-redeemable preferred stock.............................        --        450       278             728
                                                              --------- ---------- ---------     -----------
   Total equity securities...................................       361      1,203       328           1,892
                                                              --------- ---------- ---------     -----------
Trading and FVO securities:
  Actively Traded Securities.................................         2        648        12             662
  FVO general account securities                                     --         24        14              38
  FVO securities held by CSEs                                        --         23        --              23
                                                              --------- ---------- ---------     -----------
   Total trading and FVO securities..........................         2        695        26             723
                                                              --------- ---------- ---------     -----------
Short-term investments (1)...................................     1,387      4,224       175           5,786
Residential mortgage loans -- FVO............................        --         --       338             338
  Derivative assets: (2)
   Interest rate.............................................        --      3,258         3           3,261
   Foreign currency exchange rate............................        --        735        14             749
   Credit....................................................        --        108        23             131
   Equity market.............................................        --         --        --              --
                                                              --------- ---------- ---------     -----------
     Total derivative assets.................................        --      4,101        40           4,141
                                                              --------- ---------- ---------     -----------
Net embedded derivatives within asset host contracts (3).....        --         --      (62)            (62)
Separate account assets (4)..................................    28,422    105,165     1,209         134,796
                                                              --------- ---------- ---------     -----------
     Total assets............................................ $  46,030 $  259,004 $  16,326     $   321,360
                                                              ========= ========== =========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $    1,150 $       4     $     1,154
  Foreign currency exchange rate.............................        --      1,146        --           1,146
  Credit.....................................................        --         22        --              22
  Equity market..............................................        --         --        --              --
                                                              --------- ---------- ---------     -----------
   Total derivative liabilities..............................        --      2,318         4           2,322
                                                              --------- ---------- ---------     -----------
Net embedded derivatives within liability host contracts (3).        --          4     (110)           (106)
Long-term debt...............................................        --         79        43             122
Long-term debt of CSEs -- FVO................................        --         --        28              28
Trading liabilities (5)......................................       260          2        --             262
                                                              --------- ---------- ---------     -----------
      Total liabilities...................................... $     260 $    2,403 $    (35)     $     2,628
                                                              ========= ========== =========     ===========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($150) million and ($106) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)Trading liabilities are presented within other liabilities on the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committees of Metropolitan Life Insurance Company's and MetLife, Inc.'s Boards of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 9% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments, Long-term Debt, Long-term Debt of CSEs -- FVO, and Trading Liabilities

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of FVO securities held by CSEs, long-term debt, long-term debt of CSEs -- FVO, and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                                           Level 2                                    Level 3
               Instrument                             Observable Inputs                         Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
--------------------------------------------------------------------------------------------------------------------------------
  U.S. corporate and foreign corporate securities
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market and income approaches.              market approach.
                                           Key Inputs:                                Key Inputs:
                                           . quoted prices in markets that are not
                                             active                                   . illiquidity premium
                                           . benchmark yields                         . delta spread adjustments to reflect
                                                                                        specific credit-related issues
                                           . spreads off benchmark yields             . credit spreads
                                           . new issuances                            . quoted prices in markets that are not
                                           . issuer rating                              active for identical or similar
                                                                                        securities that are less liquid and
                                                                                        based on lower levels of trading
                                                                                        activity than securities classified in
                                           . duration                                   Level 2
                                           . trades of identical or comparable        . independent non-binding broker
                                             securities                                 quotations
                                           . Privately-placed securities are valued
                                             using the additional key inputs:
                                           . market yield curve
                                           . call provisions
                                           . observable prices and spreads for
                                             similar publicly traded or privately
                                             traded securities that incorporate the
                                             credit quality and industry sector of
                                             the issuer
                                           . delta spread adjustments to reflect
                                             specific credit-related issues
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Treasury and agency, State and political subdivision and Foreign government securities
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market approach.                           market approach.
                                           Key Inputs:                                Key Inputs:
                                           . quoted prices in markets that are not    . independent non-binding broker
                                             active                                     quotations
                                                                                      . quoted prices in markets that are not
                                                                                        active for identical or similar
                                           . benchmark U.S. Treasury yield or other     securities that are less liquid and
                                             yields                                     based on lower levels of trading
                                           . the spread off the U.S. Treasury yield     activity than securities classified in
                                             curve for the identical security           Level 2
                                           . issuer ratings and issuer spreads        . credit spreads
                                           . broker-dealer quotes
                                           . comparable securities that are
                                             actively traded
                                           . reported trades of similar securities,
                                             including those that are actively
                                             traded, and those within the same
                                             sub-sector or with a similar maturity
                                             or credit rating
--------------------------------------------------------------------------------------------------------------------------------
  Structured securities comprised of RMBS, ABS and CMBS
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market and income approaches.              market and income approaches.
                                           Key Inputs:                                Key Inputs:
                                           . quoted prices in markets that are not
                                             active                                   . credit spreads
                                           . spreads for actively traded securities   . quoted prices in markets that are not
                                           . spreads off benchmark yields               active for identical or similar
                                                                                        securities that are less liquid and
                                                                                        based on lower levels of trading
                                                                                        activity than securities classified in
                                                                                        Level 2
                                           . expected prepayment speeds and volumes   . independent non-binding broker
                                           . current and forecasted loss severity       quotations
                                           . ratings
                                           . weighted average coupon and weighted
                                             average maturity
                                           . average delinquency rates
                                           . geographic region
                                           . debt-service coverage ratios
                                           . issuance-specific information,
                                             including, but not limited to:
                                           . collateral type
                                           . payment terms of the underlying assets
                                           . payment priority within the tranche
                                           . structure of the security
                                           . deal performance
                                           . vintage of loans

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

               Instrument                                  Level 2                                    Level 3
--------------------------------------------------------------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------------------------------------------------------------
  Common and non-redeemable preferred stock
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market approach.                           market and income approaches.
                                           Key Input:
                                           . quoted prices in markets that are not
                                             considered active                        Key Inputs:
                                                                                      . credit ratings
                                                                                      . issuance structures
                                                                                      . quoted prices in markets that are not
                                                                                        active for identical or similar
                                                                                        securities that are less liquid and
                                                                                        based on lower levels of trading
                                                                                        activity than securities classified in
                                                                                        Level 2
                                                                                      . independent non-binding broker
                                                                                        quotations
--------------------------------------------------------------------------------------------------------------------------------
  Trading and FVO securities and Short-term investments
--------------------------------------------------------------------------------------------------------------------------------
                                           . Trading and FVO securities and           . Trading and FVO securities and
                                             short-term investments are of a            short-term investments are of a
                                             similar nature and class to the fixed      similar nature and class to the fixed
                                             maturity and equity securities             maturity and equity securities
                                             described above; accordingly, the          described above; accordingly, the
                                             valuation techniques and observable        valuation techniques and unobservable
                                             inputs used in their valuation are         inputs used in their valuation are
                                             also similar to those described above.     also similar to those described above.
--------------------------------------------------------------------------------------------------------------------------------
Mortgage Loans -- FVO
--------------------------------------------------------------------------------------------------------------------------------
  Residential mortgage loans -- FVO
--------------------------------------------------------------------------------------------------------------------------------
                                           . N/A                                      Valuation Techniques: Principally the
                                                                                      market approach, including matrix
                                                                                      pricing or other similar techniques.
                                                                                      Key Inputs: Inputs that are unobservable
                                                                                      or cannot be derived principally from,
                                                                                      or corroborated by, observable market
                                                                                      data
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account Assets (1)
--------------------------------------------------------------------------------------------------------------------------------
    Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
--------------------------------------------------------------------------------------------------------------------------------
                                           Key Input:
                                           . quoted prices or reported NAV provided   . N/A
                                             by the fund managers
--------------------------------------------------------------------------------------------------------------------------------
    Other limited partnership interests
--------------------------------------------------------------------------------------------------------------------------------
                                           . N/A                                      Valuation Techniques: Valued giving
                                                                                      consideration to the underlying holdings
                                                                                      of the partnerships and by applying a
                                                                                      premium or discount, if appropriate.
                                                                                      Key Inputs:
                                                                                      . liquidity
                                                                                      . bid/ask spreads
                                                                                      . the performance record of the fund
                                                                                        manager
                                                                                      . other relevant variables that may
                                                                                        impact the exit value of the
                                                                                        particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments, Other Investments, Long-term Debt of CSEs -- FVO, and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

             Instrument                            Interest Rate                     Foreign Currency
                                                                                      Exchange Rate
-------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                      swap yield curve
by instrument type                     . basis curves                          basis curves
                                       . interest rate volatility (2)          currency spot rates
                                                                               cross currency basis curves
-------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (1)                  swap yield curve (1)
                                       . basis curves (1)                      basis curves (1)
                                                                               cross currency basis
                                                                                curves (1)
                                                                               currency correlation

             Instrument                            Interest Rate                        Credit

---------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                      swap yield curve
by instrument type                     . basis curves                          credit curves
                                       . interest rate volatility (2)          recovery rates

---------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (1)                  swap yield curve (1)
                                       . basis curves (1)                      credit curves (1)
                                                                               credit spreads
                                                                               repurchase rates
                                                                               independent non-binding
                                                                                broker quotations

             Instrument                            Interest Rate                     Equity market

----------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                      swap yield curve
by instrument type                     . basis curves                          spot equity index levels
                                       . interest rate volatility (2)          dividend yield curves
                                                                               equity volatility
----------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (1)                  dividend yield curves (1)
                                       . basis curves (1)                      equity volatility (1)
                                                                               correlation between model
                                                                                inputs (2)


--------

(1)Extrapolation beyond the observable limits of the curve(s).

(2)Option-based only.

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt of CSEs -- FVO, and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within PABs with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

   Embedded derivatives within funds withheld related to certain ceded reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2014, there were no transfers between Levels 1 and 2. For assets and liabilities measured at estimated fair value and still held at December 31, 2013, transfers between Levels 1 and 2 were not significant.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities and separate account assets were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities, equity securities and separate account assets resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                       December 31, 2014
                                                                                   --------------------------
                                      Valuation               Significant                            Weighted
                                      Techniques          Unobservable Inputs          Range        Average (1)
                               ------------------------- -----------------------   -------------    -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                               Delta spread               (40) -    240       39
  corporate...................  Matrix pricing             adjustments (4)
                                                          Offered quotes (5)          64  -    130       96
                                Market pricing            Quoted prices (5)            -  -    590      126
                                Consensus pricing         Offered quotes (5)          98  -    126      101
                               ---------------------------------------------------------------------------------
RMBS                            Market pricing            Quoted prices (5)           22  -    120       97
                                Consensus pricing         Offered quotes (5)           1  -    118       93
                               ---------------------------------------------------------------------------------
 ABS..........................  Market pricing            Quoted prices (5)           15  -    110      100
                                Consensus pricing         Offered quotes (5)          56  -    106       98
                               ---------------------------------------------------------------------------------
Derivatives
Interest rate                   Present value             Swap yield (7)
                                 techniques                                          290  -    290
                               ---------------------------------------------------------------------------------
Foreign currency exchange       Present value             Swap yield (7)
 rate                            techniques                                            -  -      -
                                                          Correlation (8)             40% -     55%
                               ---------------------------------------------------------------------------------
Credit........................  Present value             Credit spreads (9)
                                 techniques                                           98  -    100
                                Consensus pricing         Offered quotes (10)
                               ---------------------------------------------------------------------------------
Equity market.................  Present value             Volatility (12)
                                 techniques or option
                                 pricing models                                       15% -     27%
                                                          Correlation (8)             70% -     70%
                               ---------------------------------------------------------------------------------
Embedded derivatives
Direct and ceded guaranteed     Option pricing            Mortality rates:
 minimum benefits.............   techniques                  Ages 0 - 40               0% -   0.10%
                                                             Ages 41 - 60           0.04% -   0.65%
                                                             Ages 61 - 115          0.26% -    100%
                                                          Lapse rates:
                                                             Durations 1 - 10       0.50% -    100%
                                                             Durations 11 - 20         3% -    100%
                                                             Durations 21 - 116        3% -    100%
                                                          Utilization rates           20% -     50%
                                                          Withdrawal rates          0.07% -     10%
                                                          Long-term equity         17.40% -     25%
                                                           volatilities
                                                          Nonperformance risk       0.03% -   0.46%
                                                           spread

                                                                                                                  Impact of
                                                                                       December 31, 2013         Increase in
                                                                                   --------------------------     Input on
                                      Valuation               Significant                            Weighted     Estimated
                                      Techniques          Unobservable Inputs          Range        Average (1) Fair Value (2)
                               ------------------------- -----------------------   -------------    ----------- --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                               Delta spread               (10) -    240       38       Decrease
  corporate...................  Matrix pricing             adjustments (4)
                                                          Offered quotes (5)           4  -    104      100       Increase
                                Market pricing            Quoted prices (5)            -  -    277      122       Increase
                                Consensus pricing         Offered quotes (5)          33  -    140       98       Increase
                               ------------------------------------------------------------------------------------------------
RMBS                            Market pricing            Quoted prices (5)           22  -    100       98     Increase (6)
                                Consensus pricing         Offered quotes (5)          69  -    101       93     Increase (6)
                               ------------------------------------------------------------------------------------------------
 ABS..........................  Market pricing            Quoted prices (5)            -  -    106      101     Increase (6)
                                Consensus pricing         Offered quotes (5)          56  -    106       98     Increase (6)
                               ------------------------------------------------------------------------------------------------
Derivatives
Interest rate                   Present value             Swap yield (7)
                                 techniques                                          401  -    450              Increase (11)
                               ------------------------------------------------------------------------------------------------
Foreign currency exchange       Present value             Swap yield (7)
 rate                            techniques                                          580  -    767              Increase (11)
                                                          Correlation (8)             38% -     47%
                               ------------------------------------------------------------------------------------------------
Credit........................  Present value             Credit spreads (9)
                                 techniques                                           98  -    101              Decrease (9)
                                Consensus pricing         Offered quotes (10)
                               ------------------------------------------------------------------------------------------------
Equity market.................  Present value             Volatility (12)
                                 techniques or option
                                 pricing models                                        -  -      -              Increase (11)
                                                          Correlation (8)              -  -      -
                               ------------------------------------------------------------------------------------------------
Embedded derivatives
Direct and ceded guaranteed     Option pricing            Mortality rates:
 minimum benefits.............   techniques                  Ages 0 - 40               0% -   0.10%             Decrease (13)
                                                             Ages 41 - 60           0.04% -   0.65%             Decrease (13)
                                                             Ages 61 - 115          0.26% -    100%             Decrease (13)
                                                          Lapse rates:
                                                             Durations 1 - 10       0.50% -    100%             Decrease (14)
                                                             Durations 11 - 20         3% -    100%             Decrease (13)
                                                             Durations 21 - 116        3% -    100%             Decrease (14)
                                                          Utilization rates           20% -     50%             Increase (15)
                                                          Withdrawal rates          0.07% -     10%                     (16)
                                                          Long-term equity         17.40% -     25%  Increase (17)
                                                           volatilities
                                                          Nonperformance risk       0.03% -   0.44%  Decrease (18)
                                                           spread

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO, long-term debt , and long-term debt of CSEs -- FVO are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          --------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          --------------------------------------------------------------------
                                                         U.S.
                                            U.S.       Treasury   Foreign                              Foreign
                                          Corporate   and Agency Corporate   RMBS     ABS      CMBS   Government
                                          ---------   ---------- --------- -------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  5,269    $       62 $  3,198  $  2,513 $  2,526 $    430 $      274
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        3            --        2        42        6      (1)         --
   Net investment gains (losses).........      (6)            --      (4)         5     (40)       --        (49)
   Net derivative gains (losses).........       --            --       --        --       --       --         --
  OCI....................................      274            --      (56)       67       35        1         22
Purchases (3)............................    1,027            --      736     1,528    1,029      183         --
Sales (3)................................    (925)            --    (229)     (542)    (725)     (39)      (115)
Issuances (3)............................       --            --       --        --       --       --         --
Settlements (3)..........................       --            --       --        --       --       --         --
Transfers into Level 3 (4)...............       87            --      119        45       34        5         70
Transfers out of Level 3 (4).............    (792)          (62)    (175)      (29)  (1,373)    (130)         --
                                          --------    ---------- --------  -------- -------- -------- ----------
Balance at December 31,.................. $  4,937    $       -- $  3,591  $  3,629 $  1,492 $    449 $      202
                                          ========    ========== ========  ======== ======== ======== ==========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $     --    $       -- $      2  $     43 $      1 $    (1) $        1
  Net investment gains (losses).......... $    (6)    $       -- $     --  $    (1) $     -- $     -- $       --
  Net derivative gains (losses).......... $     --    $       -- $     --  $     -- $     -- $     -- $       --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                  --------------------------------------------------------------------------------------
                                  Equity Securities     Trading and FVO Securities
                                  ------------------ --------------------------------
                                             Non-                  FVO        FVO
                                          redeemable  Actively   General   Securities             Residential  Separate
                                  Common  Preferred    Traded    Account    Held by   Short-term   Mortgage    Account
                                  Stock     Stock    Securities Securities    CSEs    Investments Loans - FVO Assets (6)
                                  ------- ---------- ---------- ---------- ---------- ----------- ----------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,............ $    50  $    278    $   12    $    14     $   --    $    175     $   338    $  1,209
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.........      --        --        --         --         --           1          20          --
   Net investment gains
    (losses).....................       4         3        --         --         --         (2)          --         102
   Net derivative gains
    (losses).....................      --        --        --         --         --          --          --          --
  OCI............................      --         2        --         --         --          --          --          --
Purchases (3)....................      19        --         5         --         --         230         124         527
Sales (3)........................    (21)      (38)       (7)         --        (1)       (156)       (120)       (376)
Issuances (3)....................      --        --        --         --         --          --          --          81
Settlements (3)..................      --        --        --         --         --          --        (54)        (28)
Transfers into Level 3 (4).......      --        --        --         --         13          --          --         144
Transfers out of Level 3 (4).....      --      (82)       (5)         --         --        (18)          --        (44)
                                  -------  --------    ------    -------     ------    --------     -------    --------
Balance at December 31,.......... $    52  $    163    $    5    $    14     $   12    $    230     $   308    $  1,615
                                  =======  ========    ======    =======     ======    ========     =======    ========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
  Net investment income.......... $    --  $     --    $   --    $    --         --    $     --          20    $     --
  Net investment gains (losses).. $   (2)  $    (3)    $   --    $    --         --    $     --          --    $     --
  Net derivative gains (losses).. $    --  $     --    $   --    $    --         --    $     --          --    $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               ------------------------------------------------------------------------
                                                       Net Derivatives (7)
                                               ------------------------------------
                                                             Foreign
                                                             Currency                     Net                 Long-term
                                                             Exchange        Equity    Embedded     Long-term  Debt of
                                               Interest Rate   Rate   Credit Market Derivatives (8)   Debt    CSEs - FVO
                                               ------------- -------- ------ ------ --------------- --------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.........................  $       (1)  $    14  $  23  $   --   $       48    $    (43) $    (28)
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income......................           --       --     --      --           --           --        --
   Net investment gains (losses)..............           --       --     --      --           --           --       (1)
   Net derivative gains (losses)..............           --      (6)    (7)      14        (144)           --        --
  OCI.........................................           40       --     --      --           --           --        --
Purchases (3).................................           --       --     --     111           --           --        --
Sales (3).....................................           --       --     --      --           --           --        --
Issuances (3).................................           --       --    (4)   (155)           --         (30)        --
Settlements (3)...............................         (22)      (1)     --      --           29           20        16
Transfers into Level 3 (4)....................           --       --     --      --           --           --        --
Transfers out of Level 3 (4)..................           --       --     --      --           --           18        --
                                                -----------  -------  -----  ------   ----------    --------- ---------
Balance at December 31,.......................  $        17  $     7  $  12  $ (30)   $     (67)    $    (35) $    (13)
                                                ===========  =======  =====  ======   ==========    ========= =========
Changes in unrealized gains (losses) included
 in net income (loss): (5)
  Net investment income                         $        --  $    --  $  --  $   --   $       --    $      -- $      --
  Net investment gains (losses)                 $        --  $    --  $  --  $   --   $       --    $      -- $      (1)
  Net derivative gains (losses)                 $        --  $    (6) $  --  $   14   $     (115)   $      -- $      --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                          Fixed Maturity Securities
                                                       -----------------------------------------------------------------------
                                                                      U.S.
                                                         U.S.       Treasury     Foreign                            Foreign
                                                       Corporate   and Agency   Corporate   RMBS    ABS     CMBS   Government
                                                       ---------   -----------  ---------  ------  ------  ------  ----------
                                                                                (In millions)
Year Ended December 31, 2013
Balance at January 1,................................. $  5,460    $        71   $ 3,054   $1,702  $1,923  $  402   $    282
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................        2             --         1       30      --     (1)          4
   Net investment gains (losses)......................     (37)             --      (22)      (2)       4      --          2
   Net derivative gains (losses)......................       --             --        --       --      --      --         --
  OCI.................................................     (36)            (3)         3      140    (27)       2       (45)
Purchases (3).........................................    1,188             --       842    1,001   1,133     221         69
Sales (3).............................................    (862)            (6)     (646)    (328)   (429)    (66)       (37)
Issuances (3).........................................       --             --        --       --      --      --         --
Settlements (3).......................................       --             --        --       --      --      --         --
Transfers into Level 3 (4)............................      717             --       250       41       1      74          1
Transfers out of Level 3 (4)..........................  (1,163)             --     (284)     (71)    (79)   (202)        (2)
                                                       --------    -----------   -------   ------  ------  ------   --------
Balance at December 31,............................... $  5,269    $        62   $ 3,198   $2,513  $2,526  $  430   $    274
                                                       ========    ===========   =======   ======  ======  ======   ========
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income............................... $      1    $        --   $    --   $   35  $   --  $  (1)   $      4
  Net investment gains (losses)....................... $   (40)    $        --   $    --   $  (3)  $   --  $   --   $     --
  Net derivative gains (losses)....................... $     --    $        --   $    --   $   --  $   --  $   --   $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                      Equity Securities    Trading and FVO Securities
                                      ----------------- --------------------------------
                                                Non-                  FVO        FVO
                                             redeemable  Actively   General   Securities             Residential  Separate
                                      Common Preferred    Traded    Account    Held by   Short-term   Mortgage    Account
                                      Stock    Stock    Securities Securities    CSEs    Investments Loans - FVO Assets (6)
                                      ------ ---------- ---------- ---------- ---------- ----------- ----------- ----------
                                                                          (In millions)
Year Ended December 31, 2013
Balance at January 1,................ $   60  $    281    $    6    $    26     $   --    $    252    $     --    $   940
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --        --        --          5         --          --           1         --
   Net investment gains (losses).....     20      (30)        --          6         --        (23)          --         42
   Net derivative gains (losses).....     --        --        --         --         --          --          --         --
  OCI................................    (5)        84        --         --         --          19          --         --
Purchases (3)........................      5        17         9         --         --         174         339        185
Sales (3)............................   (31)      (74)        --       (23)         --       (247)         (2)      (204)
Issuances (3)........................     --        --        --         --         --          --          --         72
Settlements (3)......................     --        --        --         --         --          --          --         --
Transfers into Level 3 (4)...........      1        --        --         --         --          --          --        236
Transfers out of Level 3 (4).........     --        --       (3)         --         --          --          --       (62)
                                      ------  --------    ------    -------     ------    --------    --------    -------
Balance at December 31,.............. $   50  $    278    $   12    $    14     $   --    $    175    $    338    $ 1,209
                                      ======  ========    ======    =======     ======    ========    ========    =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.............. $   --  $     --    $   --    $     5     $   --    $     --    $      1    $    --
  Net investment gains (losses)...... $   --  $   (17)    $   --    $    --     $   --    $      1    $     --    $    --
  Net derivative gains (losses)...... $   --  $     --    $   --    $    --     $   --    $     --    $     --    $    --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  --------------------------------------------------------------------
                                                        Net Derivatives (7)
                                                  -------------------------------
                                                              Foreign
                                                              Currency                     Net                 Long-term
                                                  Interest    Exchange        Equity    Embedded     Long-term  Debt of
                                                    Rate        Rate   Credit Market Derivatives (8)   Debt    CSEs - FVO
                                                  --------    -------- ------ ------ --------------- --------- ----------
                                                                             (In millions)
Year Ended December 31, 2013
Balance at January 1,............................ $    58     $    37  $  33  $   --   $     (109)   $     --  $    (44)
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.........................      --          --     --      --            --         --         --
   Net investment gains (losses).................      --          --     --      --            --         --        (2)
   Net derivative gains (losses).................     (3)        (24)    (8)      --           102         --         --
  OCI............................................    (44)          --     --      --            --         --         --
Purchases (3)....................................      --          --     --      --            --         --         --
Sales (3)........................................      --          --     --      --            --         --         --
Issuances (3)....................................      --          --    (1)      --            --       (43)         --
Settlements (3)..................................    (12)           1    (1)      --            55         --         18
Transfers into Level 3 (4).......................      --          --     --      --            --         --         --
Transfers out of Level 3 (4).....................      --          --     --      --            --         --         --
                                                  -------     -------  -----  ------   -----------   --------  ---------
Balance at December 31,.......................... $   (1)     $    14  $  23  $   --   $        48   $   (43)  $    (28)
                                                  =======     =======  =====  ======   ===========   ========  =========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income.......................... $    --     $    --  $  --  $   --   $        --   $     --  $      --
  Net investment gains (losses).................. $    --     $    --  $  --  $   --   $        --   $     --  $     (2)
  Net derivative gains (losses).................. $    --     $  (24)  $ (5)  $   --   $       115   $     --  $      --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                          Fixed Maturity Securities
                                                       -----------------------------------------------------------------------
                                                                      U.S.
                                                         U.S.     Treasury and   Foreign                            Foreign
                                                       Corporate     Agency     Corporate   RMBS    ABS     CMBS   Government
                                                       ---------  ------------  ---------  ------  ------  ------  ----------
                                                                                (In millions)
Year Ended December 31, 2012
Balance at January 1,................................. $  4,919     $     25    $  2,258   $  691  $1,146  $  219    $  291
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................        7           --           6       27       1      --         5
   Net investment gains (losses)......................      (2)           --        (52)      (5)     (1)     (7)       (5)
   Net derivative gains (losses)......................       --           --          --       --      --      --        --
  OCI.................................................      173           --         142      220     (3)     (3)        19
Purchases (3).........................................    1,282           47       1,213      892     953     268         2
Sales (3).............................................    (848)          (1)       (489)    (242)   (157)   (167)      (55)
Issuances (3).........................................       --           --          --       --      --      --        --
Settlements (3).......................................       --           --          --       --      --      --        --
Transfers into Level 3 (4)............................      559           --          99      131       4     104        25
Transfers out of Level 3 (4)..........................    (630)           --       (123)     (12)    (20)    (12)        --
                                                       --------     --------    --------   ------  ------  ------    ------
Balance at December 31,............................... $  5,460     $     71    $  3,054   $1,702  $1,923  $  402    $  282
                                                       ========     ========    ========   ======  ======  ======    ======
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income............................... $      4     $     --    $      5   $   27  $    1  $   --    $    5
  Net investment gains (losses)....................... $    (3)     $     --    $   (13)   $  (2)  $   --  $   --    $   --
  Net derivative gains (losses)....................... $     --     $     --    $     --   $   --  $   --  $   --    $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                      Equity Securities    Trading and FVO Securities
                                      ----------------- --------------------------------
                                                Non-                  FVO        FVO
                                             redeemable  Actively   General   Securities             Residential  Separate
                                      Common Preferred    Traded    Account    Held by   Short-term   Mortgage    Account
                                      Stock    Stock    Securities Securities    CSEs    Investments Loans - FVO Assets (6)
                                      ------ ---------- ---------- ---------- ---------- ----------- ----------- ----------
                                                                          (In millions)
Year Ended December 31, 2012
Balance at January 1,................ $  104  $    293    $   --     $   14    $    --    $    134    $      --   $ 1,082
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --        --        --         12         --          --           --        --
   Net investment gains (losses).....      7       (1)        --         --         --          --           --        84
   Net derivative gains (losses).....     --        --        --         --         --          --           --        --
  OCI................................    (7)        16        --         --         --        (19)           --        --
Purchases (3)........................     10         5         6         --         --         246           --       171
Sales (3)............................   (24)      (32)        --         --         --       (106)           --     (379)
Issuances (3)........................     --        --        --         --         --          --           --         2
Settlements (3)......................     --        --        --         --         --          --           --       (1)
Transfers into Level 3 (4)...........      1        --        --         --         --           5           --        24
Transfers out of Level 3 (4).........   (31)        --        --         --         --         (8)           --      (43)
                                      ------  --------    ------     ------    -------    --------    ---------   -------
Balance at December 31,.............. $   60  $    281    $    6     $   26    $    --    $    252    $      --   $   940
                                      ======  ========    ======     ======    =======    ========    =========   =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.............. $   --  $     --    $   --     $   12    $    --    $     --    $      --   $    --
  Net investment gains (losses)...... $  (4)  $     --    $   --     $   --    $    --    $     --    $      --   $    --
  Net derivative gains (losses)...... $   --  $     --    $   --     $   --    $    --    $     --    $      --   $    --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       --------------------------------------------------------------------
                                                             Net Derivatives (7)
                                                       -------------------------------
                                                                   Foreign
                                                                   Currency                     Net                 Long-term
                                                       Interest    Exchange        Equity    Embedded     Long-term  Debt of
                                                         Rate        Rate   Credit Market Derivatives (8)   Debt    CSEs - FVO
                                                       --------    -------- ------ ------ --------------- --------- ----------
                                                                                  (In millions)
Year Ended December 31, 2012
Balance at January 1,.................................  $  67      $    56  $   1  $  --    $    (790)     $    --   $  (116)
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................     --           --     --     --            --          --         --
   Net investment gains (losses)......................     --           --     --     --            --          --        (7)
   Net derivative gains (losses)......................     17         (19)     38     --           629          --         --
  OCI.................................................    (1)           --     --     --            --          --         --
Purchases (3).........................................     --           --     --     --            --          --         --
Sales (3).............................................     --           --     --     --            --          --         --
Issuances (3).........................................     --           --    (3)     --            --          --         --
Settlements (3).......................................   (25)           --    (3)     --            52          --         79
Transfers into Level 3 (4)............................     --           --     --     --            --          --         --
Transfers out of Level 3 (4)..........................     --           --     --     --            --          --         --
                                                        -----      -------  -----  -----    ----------     -------   --------
Balance at December 31,...............................  $  58      $    37  $  33  $  --    $    (109)     $    --   $   (44)
                                                        =====      =======  =====  =====    ==========     =======   ========
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income...............................  $  --      $    --  $  --  $  --    $       --     $    --   $     --
  Net investment gains (losses).......................  $  --      $    --  $  --  $  --    $       --     $    --   $    (7)
  Net derivative gains (losses).......................  $  --      $  (19)  $  36  $  --    $      636     $    --   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of mortgage loans--FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(7)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

 Fair Value Option

   The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

                                                                       December 31,
                                                                      ---------------
                                                                        2014    2013
                                                                      ------- -------
                                                                       (In millions)
Unpaid principal balance                                              $   436 $   508
Difference between estimated fair value and unpaid principal balance.   (128)   (170)
                                                                      ------- -------
 Carrying value at estimated fair value.............................. $   308 $   338
                                                                      ======= =======
Loans in non-accrual status.......................................... $   125 $    --

  The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

                                                       Long-term Debt                  Long-term Debt of CSEs
                                             ----------------------------------  ----------------------------------
                                             December 31, 2014 December 31, 2013 December 31, 2014 December 31, 2013
                                             ----------------- ----------------- ----------------- -----------------
                                                                          (In millions)
Contractual principal balance...............    $       115       $       123       $        26        $      42
Difference between estimated fair value and
  contractual principal balance.............              2                (1)              (13)             (14)
                                             ----------------- ----------------- ----------------- -----------------
 Carrying value at estimated fair
   value (1)................................    $       117       $       122       $        13        $      28
                                             ================= ================= ================= =================

--------

(1)Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                              At December 31,                Years Ended December 31,
                                         -------------------------------- -----------------------------
                                             2014       2013       2012       2014      2013      2012
                                         --------   --------   --------   --------  --------  ---------
                                         Carrying Value After Measurement        Gains (Losses)
                                         -------------------------------- -----------------------------
                                                              (In millions)
Mortgage loans, net (1)................. $     94   $    175   $    361   $      2  $     24  $    (16)
Other limited partnership interests (2). $    109   $     71   $     48   $    (70) $    (40) $    (30)
Goodwill (3)............................ $     --   $     --   $     --   $     --  $     --  $    (10)

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)As discussed in Note 11, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. This impairment has been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "--Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2014
                                     -------------------------------------------------------------
                                                        Fair Value Hierarchy
                                               --------------------------------------
                                                                                         Total
                                     Carrying                                          Estimated
                                      Value        Level 1      Level 2      Level 3   Fair Value
                                     --------- ----------- ------------- ------------ ------------
                                                           (In millions)
Assets
Mortgage loans...................... $  48,751 $        --  $        --  $     50,992 $     50,992
Policy loans........................ $   8,491 $        --  $       796  $      9,614 $     10,410
Real estate joint ventures.......... $      30 $        --  $        --  $         54 $         54
Other limited partnership interests. $     635 $        --  $        --  $        819 $        819
Other invested assets............... $   2,385 $        --  $     2,270  $        220 $      2,490
Premiums, reinsurance and other
 receivables........................ $  13,845 $        --  $        94  $     14,607 $     14,701
Liabilities
PABs................................ $  73,225 $        --  $        --  $     75,481 $     75,481
Long-term debt...................... $   1,897 $        --  $     2,029  $        268 $      2,297
Other liabilities................... $  20,139 $        --  $       609  $     20,133 $     20,742
Separate account liabilities........ $  60,840 $        --  $    60,840  $         -- $     60,840

                                                           December 31, 2013
                                     -------------------------------------------------------------
                                                        Fair Value Hierarchy
                                               --------------------------------------
                                                                                         Total
                                     Carrying                                          Estimated
                                      Value      Level 1      Level 2      Level 3     Fair Value
                                     --------- ----------- ------------- ------------ ------------
                                                           (In millions)
Assets
Mortgage loans...................... $  45,686 $        --  $        --  $     47,369 $     47,369
Policy loans........................ $   8,421 $        --  $       786  $      8,767 $      9,553
Real estate joint ventures.......... $      47 $        --  $        --  $         70 $         70
Other limited partnership interests. $     865 $        --  $        --  $      1,013 $      1,013
Other invested assets............... $   2,017 $        87  $     1,752  $        176 $      2,015
Premiums, reinsurance and other
 receivables........................ $  14,210 $        --  $        15  $     14,906 $     14,921
Liabilities
PABs................................ $  70,205 $        --  $        --  $     72,236 $     72,236
Long-term debt...................... $   2,655 $        --  $     2,956  $         -- $      2,956
Other liabilities................... $  19,601 $        --  $       310  $     19,787 $     20,097
Separate account liabilities........ $  57,935 $        --  $    57,935  $         -- $     57,935

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Capital leases, which are not required to be disclosed at estimated fair value, and debt carried at fair value are excluded from the preceding tables.

   Valuations of instruments classified as Level 2 are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

   Valuations of instruments classified as Level 3 are based primarily on discounted cash flow methodologies that utilize unobservable discount rates that can vary significantly based upon the specific terms of each individual arrangement.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

   The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

   The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

   For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for all of its reporting units and determined it was not more than likely that the fair value of any of the reporting units was less than its carrying amount, and, therefore no further testing was needed for these reporting units.

   As discussed in Note 2, effective January 1, 2015, the Company implemented certain segment reporting changes, including revising its capital allocation methodology, which were approved by the chief operating decision maker of MetLife, Inc. in the fourth quarter of 2014. As a result, goodwill was re-tested for impairment during the fourth quarter of 2014 using estimated revised carrying amounts of the reporting units. The Company

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

 concluded that the fair values of all reporting units were in excess of their carrying value and, therefore, goodwill was not impaired.

   Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                          Group,
                                        Voluntary & Corporate
                                         Worksite    Benefit  Corporate
                                Retail   Benefits    Funding   & Other  Total
                                ------- ----------- --------- --------- ------
                                                (In millions)
  Balance at January 1, 2012
  Goodwill..................... $    37  $     68    $    2    $    4   $  111
  Accumulated impairment.......      --        --        --        --       --
                                ------- ----------- --------- --------- ------
   Total goodwill, net.........      37        68         2         4      111

  Impairments (1)..............    (10)        --        --        --     (10)

  Balance at December 31, 2012
  Goodwill.....................      37        68         2         4      111
  Accumulated impairment.......    (10)        --        --        --     (10)
                                ------- ----------- --------- --------- ------
   Total goodwill, net.........      27        68         2         4      101
  Balance at December 31, 2013
  Goodwill.....................      37        68         2         4      111
  Accumulated impairment.......    (10)        --        --        --     (10)
                                ------- ----------- --------- --------- ------
   Total goodwill, net.........      27        68         2         4      101
  Balance at December 31, 2014
  Goodwill.....................      37        68         2         4      111
  Accumulated impairment.......    (10)        --        --        --     (10)
                                ------- ----------- --------- --------- ------
   Total goodwill, net......... $    27  $     68    $    2    $    4   $  101
                                ======= =========== ========= ========= ======

--------

(1)For the year ended December 31, 2012, a non-cash charge of $10 million, which had no impact on income taxes, was recorded in other expenses for the impairment of the entire goodwill balance for the Retail Annuities reporting unit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Long-term and Short-term Debt

   Long-term and short-term debt outstanding was as follows:

                                 Interest Rates (1)                   December 31,
                               ---------------------              ---------------------
                                             Weighted
                                   Range     Average   Maturity      2014       2013
                               ------------- -------- ----------- ---------- ----------
                                                                      (In millions)
Surplus notes --affiliated.... 3.00% - 7.38%   6.49%  2015 - 2037 $      883 $    1,100
Surplus notes................. 7.63% - 7.88%   7.83%  2015 - 2025        701        701
Mortgage loans --affiliated... 2.11% - 7.26%   5.21%  2015 - 2020        242        364
Senior notes --affiliated (2). 0.92% - 2.75%   1.97%  2021 - 2022         78         79
Other notes (3)............... 1.34% - 8.00%   3.34%  2015 - 2027        110        533
Capital lease obligations.....                                            --         23
                                                                  ---------- ----------
Total long-term debt (4)......                                         2,014      2,800
Total short-term debt.........                                           100        175
                                                                  ---------- ----------
Total.........................                                    $    2,114 $    2,975
                                                                  ========== ==========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2014.

(2)During 2012, a consolidated VIE issued $80 million of long-term debt to an affiliate. See Note 8.

(3)At December 31, 2013, the Company consolidated the MetLife Core Property Fund. During 2013, this consolidated VIE issued $373 million of long-term debt. The Company no longer consolidated the fund effective March 31, 2014. See Note 8.

(4)Excludes $13 million and $28 million of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

   The aggregate maturities of long-term debt at December 31, 2014 for the next five years and thereafter are $521 million in 2015, $3 million in 2016, $3 million in 2017, $7 million in 2018, $33 million in 2019 and $1.4 billion thereafter.

   Capital lease obligations and mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

   Certain of the Company's debt instruments, as well as its credit and committed facilities, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term Debt (continued)


Debt Repayments

   In November 2014, a wholly-owned real estate subsidiary of the Company repaid in cash $60 million of its 7.01% mortgage loans issued to MetLife USA due in January 2020. It also repaid in cash $60 million of its 4.67% mortgage loans issued to MetLife USA due in January 2017.

   In September 2014, the Company repaid in cash $217 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the Superintendent.

Short-term Debt

  Short-term debt with maturities of one year or less was as follows:

                                              December 31,
                                            -----------------
                                              2014     2013
                                            -------- --------
                                              (In millions)
                  Commercial paper......... $    100 $    175
                  Average daily balance.... $    109 $    103
                  Average days outstanding.  69 days  55 days

  During the years ended December 31, 2014, 2013 and 2012, the weighted average interest rate on short-term debt was 0.10%, 0.12% and 0.17%, respectively.

Interest Expense

   Interest expense related to long-term and short-term debt included in other expenses was $150 million, $150 million and $148 million for the years ended December 31, 2014, 2013 and 2012, respectively. These amounts include $88 million, $91 million and $89 million of interest expense related to affiliated debt for the years ended December 31, 2014, 2013 and 2012, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See
 Note 8.

Credit and Committed Facilities

   At December 31, 2014, MetLife Funding, Inc. ("MetLife Funding") and MetLife, Inc. maintained a $4.0 billion unsecured credit facility and a committed facility aggregating $490 million. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

 Credit Facilities

   Unsecured credit facilities are used for general corporate purposes, to support the borrowers' commercial paper program and for the issuance of letters of credit. Total fees expensed associated with these credit facilities were $4 million, $3 million and $3 million for the years ended December 31, 2014, 2013 and 2012, respectively, and was included in other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term Debt (continued)


  Information on the credit facility at December 31, 2014 was as follows:

                                                     Letters of
                                          Maximum      Credit                   Unused
Borrower(s)                  Expiration    Capacity   Issued (1)   Drawdowns   Commitments
-------------------------- ------------  ---------- ------------ ----------- -------------
                                                         (In millions)
MetLife, Inc. and MetLife
  Funding, Inc............  May 2019 (2) $    4,000   $    684     $    --    $    3,316

--------

(1)MetLife, Inc. and MetLife Funding, a wholly owned subsidiary of Metropolitan Life Insurance Company, are severally liable for their respective obligations under such unsecured credit facility. MetLife Funding is not an applicant under letters of credit outstanding as of December 31, 2014 and is not responsible for any reimbursement obligations under such letters of credit.

(2)In May 2014, MetLife, Inc. and MetLife Funding entered into a $4.0 billion five-year unsecured credit agreement, which amended and restated both the five-year $3.0 billion and the five-year $1.0 billion unsecured credit agreements in their entireties into a single agreement (the "2014 Five-Year Credit Agreement"). The credit facility made available by the 2014 Five-Year Credit Agreement may be used for general corporate purposes (including in the case of loans, to back up commercial paper and, in the case of letters of credit, to support variable annuity policy and reinsurance reserve requirements). All borrowings under the 2014 Five-Year Credit Agreement must be repaid by May 30, 2019, except that letters of credit outstanding on that date may remain outstanding until no later than May 30, 2020. The Company incurred costs of $3 million related to the 2014 Five-Year Credit Agreement, which were capitalized and included in other assets. These costs are being amortized over the remaining term of the 2014 Five-Year Credit Agreement.

 Committed Facility

   The committed facility is used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with this committed facility were $4 million, $3 million and $3 million for the years ended December 31, 2014, 2013 and 2012, respectively, and is included in other expenses. Information on the committed facility at December 31, 2014 was as follows:

                                                      Letters of
                                           Maximum      Credit                   Unused
Account Party/Borrower(s)    Expiration     Capacity   Issued (1)   Drawdowns   Commitments
-------------------------  ------------   ---------- ------------ ----------- -------------
                                                          (In millions)
MetLife, Inc. & Missouri
  Reinsurance, Inc........  June 2016 (2)  $    490    $    490     $    --      $    --

--------

(1)Missouri Reinsurance, Inc., a subsidiary of Metropolitan Life Insurance Company, had outstanding $490 million in letters of credit at December 31, 2014.

(2)Commencing in December 2015 and extending through March 2016, the capacity will grade down from $490 million to $200 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Equity

Stock-Based Compensation Plans

 Overview

   In accordance with a service agreement with an affiliate, the Company was allocated a proportionate share of stock-based compensation expenses. The stock-based compensation expenses recognized by the Company are related to awards under MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the "2005 Stock Plan"), payable in shares of MetLife, Inc. common stock ("Shares"), or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.
 Description of Plan -- General Terms

   Under the 2005 Stock Plan, awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan with reference to Shares).

   Compensation expense related to awards under the 2005 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

   Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the 2005 Stock Plan are made in the first quarter of each year.

   The expense related to stock-based compensation included in other expenses was $100 million, $122 million and $127 million for the years ended
 December 31, 2014, 2013 and 2012, respectively.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratios for Metropolitan Life Insurance Company and each of its insurance subsidiaries were in excess of 350% for all periods presented.

  Metropolitan Life Insurance Company and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of their respective state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Department of Financial Services issues an annual "Special Considerations" circular letter to New York licensed insurers requiring tests to be performed as part of insurers' year-end asset adequacy testing. The Department of Financial Services issued its 2014 Special Considerations letter on October 10, 2014, which was substantially similar to the 2013 letter. The letter mandates the use of certain assumptions in asset adequacy testing. In 2013, MLIC established a three-year grade-in schedule for the amount of LTC reserves required as a result of the new assumptions. In 2014, MLIC established an additional schedule, reflecting current economic conditions, liabilities and assets. The following table summarizes the two schedules of strengthening:

                             2013 Schedule 2014 Schedule Combined Schedule
                             ------------- ------------- -----------------
                                             (In millions)
     2013 Strengthening.....    $  300           N/A          $  300
     2014 Strengthening.....    $  200        $  100          $  300
     2015 Strengthening (1).    $  100        $  100          $  200
     2016 Strengthening (1).       N/A        $  100          $  100

--------

(1)The actual 2015 and 2016 amounts may differ from those originally estimated in 2013 and 2014 due to changes in economic conditions, regulations, or policyholder behavior.

  The tables below present amounts from Metropolitan Life Insurance Company and its insurance subsidiaries, which are derived from the most recent statutory-basis financial statements as filed with the insurance regulators.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Statutory net income (loss) was as follows:

                                                           Years Ended December 31,
                                                           ------------------------
Company                                  State of Domicile   2014    2013    2012
---------------------------------------- ----------------- -------- ------ --------
                                                                (In millions)
Metropolitan Life Insurance Company.....     New York      $  1,487 $  369 $  1,320
New England Life Insurance Company......   Massachusetts   $    303 $  103 $     79
General American Life Insurance Company.     Missouri      $    129 $   60 $     19

  Statutory capital and surplus was as follows at:

                                                      December 31,
                                                   -------------------
          Company                                    2014      2013
          ---------------------------------------- --------- ---------
                                                      (In millions)
          Metropolitan Life Insurance Company..... $  12,008 $  12,428
          New England Life Insurance Company...... $     675 $     571
          General American Life Insurance Company. $     867 $     818

Dividend Restrictions

  The table below sets forth dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                            2015            2014        2013
                                      ----------------- ------------- --------
                                      Permitted Without
 Company                                  Approval        Paid (1)    Paid (1)
 ------------------------------------ ----------------- ------------- --------
                                                        (In millions)
 Metropolitan Life Insurance Company.     $  1,200        $    821(2) $  1,428

--------

(1)Includes all amounts paid, including those requiring regulatory approval.

(2)During December 2014, Metropolitan Life Insurance Company distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $113 million, as calculated on a statutory basis.

   Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company's insurance subsidiaries without regulatory approval and dividends paid:

                                               2015             2014        2013
                                         ----------------- -----------    ---------
                                         Permitted Without
Company                                    Approval (1)       Paid (2)    Paid (2)
---------------------------------------- ----------------- -----------    ---------
                                                       (In millions)
New England Life Insurance Company......   $         199   $       227(3) $      77
General American Life Insurance Company.   $          88   $        --    $      --

--------

(1)Reflects dividend amounts that may be paid during 2015 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2015, some or all of such dividends may require regulatory approval.

(2)Includes all amounts paid, including those requiring regulatory approval.

(3)During December 2014, New England Life Insurance Company ("NELICO") distributed shares of an affiliate to Metropolitan Life Insurance Company as an extraordinary in-kind dividend of $113 million, as calculated on a statutory basis. Also during December 2014, NELICO paid an extraordinary cash dividend to Metropolitan Life Insurance Company in the amount of $114 million.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10 % of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, unassigned funds

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

(surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  For the years ended December 31, 2014 and 2013, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $95 million and $45 million, respectively.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, net of income tax, was as follows:

                                           Unrealized                       Foreign     Defined
                                        Investment Gains     Unrealized    Currency     Benefit
                                        (Losses), Net of   Gains (Losses) Translation    Plans
                                       Related Offsets (1) on Derivatives Adjustments  Adjustment      Total
                                       ------------------- -------------- ----------- ------------- -----------
                                                                    (In millions)
Balance at December 31, 2011..........       $       4,028     $      840  $       37 $     (1,851) $     3,054
OCI before reclassifications..........               2,406          (243)        (30)         (618)       1,515
Deferred income tax benefit (expense).               (843)             87          11           217       (528)
                                             -------------     ----------  ---------- ------------- -----------
 OCI before reclassifications, net of
   income tax.........................               5,591            684          18       (2,252)       4,041
Amounts reclassified from AOCI........                  96              2          --         (148)        (50)
Deferred income tax benefit (expense).                (33)            (1)          --            51          17
                                             -------------     ----------  ---------- ------------- -----------
 Amounts reclassified from AOCI, net
   of income tax......................                  63              1          --          (97)        (33)
                                             -------------     ----------  ---------- ------------- -----------
Balance at December 31, 2012..........               5,654            685          18       (2,349)       4,008
OCI before reclassifications..........             (3,321)          (677)          22         1,396     (2,580)
Deferred income tax benefit (expense).               1,145            237         (9)         (490)         883
                                             -------------     ----------  ---------- ------------- -----------
 OCI before reclassifications, net of
   income tax.........................               3,478            245          31       (1,443)       2,311
Amounts reclassified from AOCI........                (16)           (14)          --         (205)       (235)
Deferred income tax benefit (expense).                   6              5          --            71          82
                                             -------------     ----------  ---------- ------------- -----------
 Amounts reclassified from AOCI, net
   of income tax......................                (10)            (9)          --         (134)       (153)
                                             -------------     ----------  ---------- ------------- -----------
Balance at December 31, 2013..........               3,468            236          31       (1,577)       2,158
OCI before reclassifications..........               4,095            606        (44)       (1,181)       3,476
Deferred income tax benefit (expense).             (1,409)          (212)          10           406     (1,205)
                                             -------------     ----------  ---------- ------------- -----------
 OCI before reclassifications, net of
   income tax.........................               6,154            630         (3)       (2,352)       4,429
Amounts reclassified from AOCI........                  70            682          --           180         932
Deferred income tax benefit (expense).                (24)          (239)          --          (64)       (327)
                                             -------------     ----------  ---------- ------------- -----------
 Amounts reclassified from AOCI, net
   of income tax......................                  46            443          --           116         605
                                             -------------     ----------  ---------- ------------- -----------
Balance at December 31, 2014..........       $       6,200     $    1,073  $      (3) $     (2,236) $     5,034
                                             =============     ==========  ========== ============= ===========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                               Consolidated Statement of Operations and
AOCI Components                                 Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
--------------------------------------------    ----------------------------   ----------------------------------------
                                                  Years Ended December 31,
                                                ----------------------------
                                                  2014        2013      2012
                                                ---------   --------- --------
                                                       (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses).................................... $   (103)   $     (9) $  (136)      Net investment gains (losses)
  Net unrealized investment gains
   (losses)....................................        40          53       56      Net investment income
  Net unrealized investment gains
   (losses)....................................       (7)        (28)     (16)      Net derivative gains (losses)
                                                ---------   --------- --------
    Net unrealized investment gains
     (losses), before income tax...............      (70)          16     (96)
    Income tax (expense) benefit...............        24         (6)       33
                                                ---------   --------- --------
    Net unrealized investment gains
     (losses), net of income tax............... $    (46)   $      10 $   (63)
                                                =========   ========= ========
Unrealized gains (losses) on derivatives--
 cash flow hedges:
  Interest rate swaps.......................... $      41   $      20 $      3      Net derivative gains (losses)
  Interest rate swaps..........................         9           8        4      Net investment income
  Interest rate forwards.......................       (8)           1       --      Net derivative gains (losses)
  Interest rate forwards.......................         2           2        2      Net investment income
  Foreign currency swaps.......................     (725)        (15)      (7)      Net derivative gains (losses)
  Foreign currency swaps.......................       (2)         (3)      (5)      Net investment income
  Credit forwards..............................         1           1        1      Net investment income
                                                ---------   --------- --------
    Gains (losses) on cash flow hedges,
     before income tax.........................     (682)          14      (2)
    Income tax (expense) benefit...............       239         (5)        1
                                                ---------   --------- --------
    Gains (losses) on cash flow hedges, net
     of income tax............................. $   (443)   $       9 $    (1)
                                                =========   ========= ========
Defined benefit plans adjustment: (1)
  Amortization of net actuarial gains
   (losses).................................... $   (180)   $     274 $    246
  Amortization of prior service (costs)
   credit......................................        --        (69)     (98)
                                                ---------   --------- --------
    Amortization of defined benefit plan
     items, before income tax..................     (180)         205      148
    Income tax (expense) benefit...............        64        (71)     (51)
                                                ---------   --------- --------
    Amortization of defined benefit plan
     items, net of income tax.................. $   (116)   $     134 $     97
                                                =========   ========= ========
Total reclassifications, net of income tax..... $   (605)   $     153 $     33
                                                =========   ========= ========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 15.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $  2,257 $  2,392 $  2,426
Pension, postretirement and postemployment benefit costs...      322      364      285
Commissions................................................      828      781      769
Volume-related costs.......................................       70      253      241
Affiliated interest costs on ceded and assumed reinsurance.    1,009    1,033    1,209
Capitalization of DAC......................................    (424)    (562)    (632)
Amortization of DAC and VOBA...............................      695      261      991
Interest expense on debt...................................      151      153      152
Premium taxes, licenses and fees...........................      328      263      294
Professional services......................................    1,013      989      946
Rent and related expenses, net of sublease income..........      128      143      123
Other......................................................    (306)     (82)    (410)
                                                            -------- -------- --------
 Total other expenses...................................... $  6,071 $  5,988 $  6,394
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

  Interest expense on debt includes interest expense (see Note 12) and interest expense related to CSEs. See Note 8.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 19 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

  MetLife, Inc. commenced an enterprise-wide strategic initiative in 2012. This global strategy focuses on leveraging MetLife, Inc. and its subsidiaries' scale to improve the value they provide to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in their technology, platforms and functionality to improve their current operations and develop new capabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Other Expenses (continued)


  These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                              Years Ended December 31,
                              ----------------------------------------------------------------------------------------
                                          2014                          2013                          2012
                              ----------------------------  ----------------------------  ----------------------------
                                        Lease and                     Lease and                     Lease and
                                          Asset                         Asset                         Asset
                              Severance Impairment  Total   Severance Impairment  Total   Severance Impairment  Total
                              --------- ---------- -------  --------- ---------- -------  --------- ---------- -------
                                                                    (In millions)
Balance at January 1,........  $    39    $    6   $    45   $    22    $  --    $    22   $    --    $   --   $    --
Restructuring charges........       66         8        74        87       16        103       101        18       119
Cash payments................      (74)       (8)      (82)      (70)     (10)       (80)      (79)      (18)      (97)
                               -------    ------   -------   -------    -----    -------   -------    ------   -------
Balance at December 31,......  $    31    $    6   $    37   $    39    $   6    $    45   $    22    $   --   $    22
                               =======    ======   =======   =======    =====    =======   =======    ======   =======
Total restructuring charges
 incurred since inception of
 initiative..................  $   254    $   42   $   296   $   188    $  34    $   222   $   101    $   18   $   119
                               =======    ======   =======   =======    =====    =======   =======    ======   =======

  Management anticipates further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2016. However, such restructuring plans were not sufficiently developed to enable management to make an estimate of such restructuring charges at December 31, 2014.

15. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company sponsors and administers various U.S. qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2014, the majority of active participants were accruing benefits under the cash balance formula; however, 89% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated a proportionate share of net expense related to the plans, as well as contributions made to the plans.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Obligations and Funded Status

                                                                     December 31,
                                                -------------------------------------------------------
                                                           2014                        2013
                                                --------------------------- ---------------------------
                                                                 Other                       Other
                                                  Pension    Postretirement   Pension    Postretirement
                                                Benefits (1)    Benefits    Benefits (1)    Benefits
                                                ------------ -------------- ------------ --------------
                                                                     (In millions)
Change in benefit obligations
Benefit obligations at January 1,..............  $    8,130    $    1,861    $    8,937    $    2,402
 Service costs.................................         183            14           214            20
 Interest costs................................         413            92           367            92
 Plan participants' contributions..............          --            30            --            30
 Net actuarial (gains) losses..................       1,461           264         (967)         (550)
 Settlements and curtailments..................        (13)           (6)            --            --
 Change in benefits and other..................         574          (16)            26            --
 Benefits paid.................................       (486)         (109)         (447)         (133)
 Foreign exchange impact.......................          --           (1)            --            --
                                                 ----------    ----------    ----------    ----------
Benefit obligations at December 31,............      10,262         2,129         8,130         1,861
                                                 ----------    ----------    ----------    ----------
Change in plan assets
Fair value of plan assets at January 1,........       7,305         1,352         7,390         1,320
 Actual return on plan assets..................       1,018           112          (20)            57
 Change in benefits and other..................         523            --            28            --
 Plan participants' contributions..............          --            30            --            30
 Employer contributions........................         390            41           354            78
 Benefits paid.................................       (486)         (109)         (447)         (133)
                                                 ----------    ----------    ----------    ----------
Fair value of plan assets at December 31,......       8,750         1,426         7,305         1,352
                                                 ----------    ----------    ----------    ----------
 Over (under) funded status at December 31,....  $  (1,512)    $    (703)    $    (825)    $    (509)
                                                 ==========    ==========    ==========    ==========
Amounts recognized in the consolidated balance
  sheets
 Other assets..................................  $       --    $       --    $      213    $       --
 Other liabilities.............................     (1,512)         (703)       (1,038)         (509)
                                                 ----------    ----------    ----------    ----------
   Net amount recognized.......................  $  (1,512)    $    (703)    $    (825)    $    (509)
                                                 ==========    ==========    ==========    ==========
AOCI
 Net actuarial (gains) losses..................  $    3,034    $      420    $    2,207    $      209
 Prior service costs (credit)..................         (2)          (10)            17             1
                                                 ----------    ----------    ----------    ----------
   AOCI, before income tax.....................  $    3,032    $      410    $    2,224    $      210
                                                 ==========    ==========    ==========    ==========
Accumulated benefit obligation.................  $    9,729           N/A    $    7,689           N/A
                                                 ==========                  ==========

--------

(1)Includes non-qualified unfunded plans, for which the aggregate PBO was $1.3 billion and $ 1.0 billion at December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows at:

                                                  December 31,
                                              ---------------------
                                                 2014       2013
                                              ---------- ----------
                                                  (In millions)
             Projected benefit obligations... $    1,981 $    1,037
             Accumulated benefit obligations. $    1,789 $      927
             Fair value of plan assets....... $      676 $       --

   Information for pension and other postretirement benefit plans with a PBO in excess of plan assets were as follows at:

                                                   December 31,
                               ----------------------------------------------------
                                          2014                      2013
                               -------------------------- -------------------------
                                               Other                     Other
                                Pension    Postretirement  Pension   Postretirement
                                Benefits      Benefits     Benefits     Benefits
                               ----------- -------------- ---------- --------------
                                                  (In millions)
Projected benefit obligations. $    10,241   $    2,129   $    1,170   $    1,863
Fair value of plan assets..... $     8,719   $    1,426   $      133   $    1,353

 Net Periodic Benefit Costs

   Net periodic benefit costs are determined using management estimates and actuarial assumptions to derive service costs, interest costs and expected return on plan assets for a particular year. Net periodic benefit costs also includes the applicable amortization of net actuarial (gains) losses and amortization of any prior service costs (credit).

   The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

   Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

..  Service Costs -- Service costs are the increase in the projected (expected)
   PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

.. Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)

.. Settlement and Curtailment Costs -- The aggregate amount of net (gains) losses recognized in net periodic benefit costs is due to settlements and curtailments. Settlements result from actions that relieve/eliminate the plan's responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants' expected years of future services or benefit accruals.

.. Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

.. Amortization of Net Actuarial (Gains) Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

.. Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The Company's proportionate share of components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                             Years Ended December 31,
                                      -----------------------------------------------------------------------
                                               2014                    2013                    2012
                                      ----------------------- ----------------------- -----------------------
                                                   Other                   Other                   Other
                                      Pension  Postretirement Pension  Postretirement Pension  Postretirement
                                      Benefits    Benefits    Benefits    Benefits    Benefits    Benefits
                                      -------- -------------- -------- -------------- -------- --------------
                                                                   (In millions)
Net periodic benefit costs
 Service costs....................... $    200    $    14     $    214    $    17     $    195    $    31
 Interest costs......................      437         92          366         85          383         97
 Settlement and curtailment
   costs.............................       14          2           --         --           --         --
 Expected return on plan
   assets............................    (475)       (75)        (453)       (74)        (456)       (76)
 Amortization of net actuarial
   (gains) losses....................      169         11          219         51          188         53
 Amortization of prior service
   costs (credit)....................        1        (1)            6       (69)            6       (97)
 Allocated to affiliates.............     (54)       (11)         (12)         --         (12)        (1)
                                      --------    -------     --------    -------     --------    -------
   Total net periodic benefit
     costs (credit)..................      292         32          340         10          304          7
                                      --------    -------     --------    -------     --------    -------
Other changes in plan assets and
  benefit obligations recognized
  in OCI
 Net actuarial (gains) losses........      996        222        (492)      (532)          705        232
 Prior service costs (credit)........     (18)       (12)           --         --           --         --
 Amortization of net actuarial
   (gains) losses....................    (169)       (11)        (219)       (55)        (189)       (57)
 Amortization of prior service
   (costs) credit....................      (1)          1          (6)         75          (6)        104
                                      --------    -------     --------    -------     --------    -------
   Total recognized in OCI...........      808        200        (717)      (512)          510        279
                                      --------    -------     --------    -------     --------    -------
     Total recognized in net
       periodic benefit costs and
       OCI........................... $  1,100    $   232     $  (377)    $ (502)     $    814    $   286
                                      ========    =======     ========    =======     ========    =======

   The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $200 million and ($1) million, and $31 million and ($4) million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Assumptions

  Assumptions used in determining benefit obligations were as follows at:

                                                               December 31,
                                ---------------------------------------------------------------------------
                                                2014                                  2013
                                ------------------------------------- -------------------------------------
                                                 Other Postretirement                  Other Postretirement
                                Pension Benefits       Benefits       Pension Benefits       Benefits
                                ---------------- -------------------- ---------------- --------------------
Weighted average discount rate.      4.10%              4.10%              5.15%              5.15%
Rate of compensation increase..  2.25% - 8.50%           N/A           3.50% - 7.50%           N/A

  Assumptions used in determining net periodic benefit costs were as follows:

                                                         Years Ended December 31,
                      -----------------------------------------------------------------------------------------------
                                   2014                            2013                            2012
                      ------------------------------- ------------------------------- -------------------------------
                                           Other                           Other                           Other
                                       Postretirement                  Postretirement                  Postretirement
                      Pension Benefits    Benefits    Pension Benefits    Benefits    Pension Benefits    Benefits
                      ---------------- -------------- ---------------- -------------- ---------------- --------------
Weighted average
  discount rate......      5.15%           5.15%           4.20%           4.20%           4.95%           4.95%
Weighted average
  expected rate of
  return on plan
  assets.............      6.25%           5.70%           6.24%           5.76%           7.00%           6.26%
Rate of compensation
  increase...........  3.50% - 7.50%        N/A        3.50% - 7.50%        N/A        3.50% - 7.50%        N/A

  The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

  The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

  The weighted average expected rate of return on plan assets for use in that plan's valuation in 2015 is currently anticipated to be 6.24% for pension benefits and 5.65% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


  The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                       December 31,
                                       -----------------------------------------------------------------------------
                                                       2014                                    2013
                                       -------------------------------------   -------------------------------------
Pre-and Post-Medicare eligible claims  6.4% for 2015, gradually decreasing     6.4% in 2014, gradually decreasing
                                       each year for Pre-Medicare until 2094   each year until 2094 reaching the
                                       reaching the ultimate rate of 4.4%      ultimate rate of 4.4% for Pre-
                                       and for Post-Medicare until 2089        Medicare and 4.6% for Post-Medicare.
                                       reaching the ultimate rate of 4.7%

  Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2014:

                                                          One Percent One Percent
                                                           Increase    Decrease
                                                          ----------- -----------
                                                               (In millions)
Effect on total of service and interest costs components.  $     14   $     (11)
Effect of accumulated postretirement benefit obligations.  $    302   $    (245)

   As of December 31, 2014, the improved mortality rate assumption used for all U.S. pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife's demographic experience and reflects the current best estimate of expected mortality rates for MetLife's participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

 Plan Assets

   The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as defined in Note 10, based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

Level 1This category includes separate accounts that are invested in fixed maturity securities, equity securities, derivative assets and short-term investments which have unadjusted quoted market prices in active markets for identical assets and liabilities.

Level 2This category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate account is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data.

       Directly held investments are primarily invested in U.S. and foreign government and corporate securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


Level 3This category includes separate accounts that are invested in fixed maturity securities, equity securities, derivative assets and other investments that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

       Certain separate accounts are invested in investment partnerships designated as hedge funds. The values for these separate accounts is determined monthly based on the NAV of the underlying hedge fund investment. Additionally, such hedge funds generally contain lock out or other waiting period provisions for redemption requests to be filled. While the reporting and redemption restrictions may limit the frequency of trading activity in separate accounts invested in hedge funds, the reported NAV, and thus the referenced value of the separate account, provides a reasonable level of price transparency that can be corroborated through observable market data.

   The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company's insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

   The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

   The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
 (i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

   The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2014 for the Invested Plans:

                                                                        December 31,
                               ----------------------------------------------------------------------------------------------
                                                       2014                                            2013
                               ----------------------------------------------------- ----------------------------------------
                                                  Postretirement    Postretirement              Postretirement Postretirement
                                    Pension           Medical            Life         Pension      Medical          Life
                               ----------------- ----------------- ----------------- ---------- -------------- --------------
                                        Actual            Actual            Actual     Actual       Actual         Actual
                               Target Allocation Target Allocation Target Allocation Allocation   Allocation     Allocation
                               ------ ---------- ------ ---------- ------ ---------- ---------- -------------- --------------
Asset Class
Fixed maturity securities (1).  75%       69%     70%       71%      --%      --%        64%          66%            --%
Equity securities (2).........  12%       15%     30%       27%      --%      --%        23%          33%            --%
Alternative securities (3)....  13%       16%     --%        2%     100%     100%        13%           1%           100%
                                         ----              ----              ----       ----         ----           ----
  Total assets................           100%              100%              100%       100%         100%           100%
                                         ====              ====              ====       ====         ====           ====

--------

(1)Fixed maturity securities include ABS, collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals, preferred stocks, U.S. government bonds and exchange traded funds. Certain prior year amounts have been reclassified from equity securities into fixed maturity securities to conform to the current year presentation.

(2)Equity securities primarily include common stock of U.S. companies.

(3)Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Postretirement life's target and actual allocation of plan assets are all in short-term investments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


  The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                      December 31, 2014
                            ---------------------------------------------------------------------
                                     Pension Benefits             Other Postretirement Benefits
                            ----------------------------------- ---------------------------------
                              Fair Value Hierarchy               Fair Value Hierarchy
                            -------------------------           -----------------------
                                                        Total                             Total
                                                      Estimated                         Estimated
                                                        Fair                              Fair
                            Level 1  Level 2  Level 3   Value   Level 1 Level 2 Level 3   Value
                            -------- -------- ------- --------- ------- ------- ------- ---------
                                                        (In millions)
Assets
Fixed maturity securities:
 Corporate................. $     -- $  2,638 $   80  $  2,718  $   42  $  244   $  3   $    289
 U.S. government
   bonds...................    1,605      223     --     1,828     169      12     --        181
 Foreign bonds.............       --      718     17       735      --      68     --         68
 Federal agencies..........       --      254     --       254      --      35     --         35
 Municipals................       --      270     --       270      --      74     --         74
 Other (1).................       --      188      8       196      --      63     --         63
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total fixed maturity
     securities............    1,605    4,291    105     6,001     211     496      3        710
                            -------- -------- ------  --------  ------  ------   ----   --------
Equity securities:
 Common stock -
   domestic................      951       --     --       951     188      --     --        188
 Common stock -
   foreign.................      394       --     --       394      80      --     --         80
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total equity
     securities............    1,345       --     --     1,345     268      --     --        268
                            -------- -------- ------  --------  ------  ------   ----   --------
Other investments..........       --       24    743       767      --      --     --         --
Short-term investments.....      189      273     --       462      14     433     --        447
Money market
  securities...............       29       56     --        85      --      --     --         --
Derivative assets..........       11        7     72        90      --       1     --          1
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total assets............ $  3,179 $  4,651 $  920  $  8,750  $  493  $  930   $  3   $  1,426
                            ======== ======== ======  ========  ======  ======   ====   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


                                                      December 31, 2013
                            ---------------------------------------------------------------------
                                     Pension Benefits             Other Postretirement Benefits
                            ----------------------------------- ---------------------------------
                              Fair Value Hierarchy               Fair Value Hierarchy
                            -------------------------           -----------------------
                                                        Total                             Total
                                                      Estimated                         Estimated
                                                        Fair                              Fair
                            Level 1  Level 2  Level 3   Value   Level 1 Level 2 Level 3   Value
                            -------- -------- ------- --------- ------- ------- ------- ---------
                                                        (In millions)
Assets
Fixed maturity securities:
 Corporate................. $     -- $  1,948 $   55  $  2,003  $   77  $  170   $  1   $    248
 U.S. government
   bonds...................      868      156     --     1,024     135       5     --        140
 Foreign bonds.............       --      675     10       685      --      63     --         63
 Federal agencies..........       --      274     --       274      --      33     --         33
 Municipals................       --      206     --       206      55      15     --         70
 Other (1).................       --      460     19       479      --      54     --         54
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total fixed maturity
     securities............      868    3,719     84     4,671     267     340      1        608
                            -------- -------- ------  --------  ------  ------   ----   --------
Equity securities:
 Common stock -
   domestic................    1,064       21    139     1,224     196      --     --        196
 Common stock -
   foreign.................      432       --     --       432     102      --     --        102
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total equity
     securities............    1,496       21    139     1,656     298      --     --        298
                            -------- -------- ------  --------  ------  ------   ----   --------
Other investments..........       --       --    563       563      --      --     --         --
Short-term investments.....       49      290     --       339      --     439     --        439
Money market
  securities...............        1       12     --        13       4      --     --          4
Derivative assets..........       16       14     33        63      --       3     --          3
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total assets............ $  2,430 $  4,056 $  819  $  7,305  $  569  $  782   $  1   $  1,352
                            ======== ======== ======  ========  ======  ======   ====   ========

--------

(1)Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


  A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                      -------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
                      ------------------------------------------------------------- -----------------------------------------
                            Fixed Maturity          Equity                                  Fixed Maturity
                              Securities          Securities                                  Securities
                      --------------------------- ----------                        ------------------------------
                                                    Common
                                Foreign            Stock -      Other    Derivative                                Derivative
                      Corporate  Bonds  Other (1)  Domestic  Investments   Assets   Corporate Municipals Other (1)   Assets
                      --------- ------- --------- ---------- ----------- ---------- --------- ---------- --------- ----------
                                                                   (In millions)
Year Ended
 December 31, 2014
Balance at January 1,   $  55    $  10    $ 19      $  139     $  563      $  33      $  1      $  --      $  --     $  --
Realized gains
 (losses)............       3       --      --          --       (13)       (16)        --         --         --        --
Unrealized gains
 (losses)............      --       --      --          --        114         19         1         --         --        --
Purchases, sales,
 issuances and
 settlements, net....      11        5     (2)          --      (104)         34         1         --         --        --
Transfers into
 and/or out of
 Level 3.............      11        2     (9)       (139)        183          2        --         --         --        --
                        -----    -----    ----      ------     ------      -----      ----      -----      -----     -----
Balance at
 December 31,........   $  80    $  17    $  8      $   --     $  743      $  72      $  3      $  --      $  --     $  --
                        =====    =====    ====      ======     ======      =====      ====      =====      =====     =====

                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                      -------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
                      ------------------------------------------------------------- -----------------------------------------
                            Fixed Maturity          Equity                                  Fixed Maturity
                              Securities          Securities                                  Securities
                      --------------------------- ----------                        ------------------------------
                                                    Common
                                Foreign            Stock -      Other    Derivative                                Derivative
                      Corporate  Bonds  Other (1)  Domestic  Investments   Assets   Corporate Municipals Other (1)   Assets
                      --------- ------- --------- ---------- ----------- ---------- --------- ---------- --------- ----------
                                                                   (In millions)
Year Ended
 December 31, 2013
Balance at January 1,   $  18    $   7    $   7     $  129     $  419      $   1      $  4      $   1      $   3     $  --
Realized gains
 (losses)............      --       --       --        (1)         --        (2)        --         --        (3)        --
Unrealized gains
 (losses)............     (2)        1       --          9         56       (17)        --         --          4        --
Purchases, sales,
 issuances and
 settlements, net....      17      (3)       11          2       (58)         51       (3)        (1)        (4)        --
Transfers into
 and/or out of
 Level 3.............      22        5        1         --        146         --        --         --         --        --
                        -----    -----    -----     ------     ------      -----      ----      -----      -----     -----
Balance at
 December 31,........   $  55    $  10    $  19     $  139     $  563      $  33      $  1      $  --      $  --     $  --
                        =====    =====    =====     ======     ======      =====      ====      =====      =====     =====

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                      ------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
                      ------------------------------------------------------------  ----------------------------------------
                            Fixed Maturity          Equity                                  Fixed Maturity
                              Securities          Securities                                  Securities
                      --------------------------- ----------                        -----------------------------
                                                    Common
                                Foreign            Stock -      Other    Derivative                                Derivative
                      Corporate  Bonds  Other (1)  Domestic  Investments   Assets   Corporate Municipals Other (1)   Assets
                      --------- ------- --------- ---------- ----------- ---------- --------- ---------- --------- ----------
                                                                   (In millions)
Year Ended
 December 31, 2012
Balance at January 1,   $  30    $  5     $  2      $  194     $  501       $  4      $  4       $  1      $  5      $   1
Realized gains
 (losses)............      --      --       --         (25)        52          4        --         --        (2)         2
Unrealized gains
 (losses)............      (1)      8        1           9        (38)        (6)       --         --         2         (2)
Purchases, sales,
 issuances and
 settlements, net....     (11)     (6)       4         (49)       (96)        (1)       --         --        (2)        (1)
Transfers into
 and/or out of
 Level 3.............      --      --       --          --         --         --        --         --        --         --
                        -----    ----     ----      ------     ------       ----      ----       ----      ----      -----
Balance at
 December 31,........   $  18    $  7     $  7      $  129     $  419       $  1      $  4       $  1      $  3      $  --
                        =====    ====     ====      ======     ======       ====      ====       ====      ====      =====

--------

(1)Other includes ABS and collateralized mortgage obligations.

 Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2015. The Company expects to make discretionary contributions to the qualified pension plan of $300 million in 2015. For information on employer contributions, see "-- Obligations and Funded Status."

   Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2015.

   Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2015 to pay postretirement medical claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                      Pension Benefits Other Postretirement Benefits
                      ---------------- -----------------------------
                                      (In millions)
           2015...... $            490        $           81
           2016...... $            507        $           82
           2017...... $            531        $           85
           2018...... $            544        $           88
           2019...... $            565        $           92
           2020-2024. $          3,134        $          522

 Additional Information

   As previously discussed, most of the assets of the pension benefit plan are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized in the consolidated statements of operations were $50 million, $49 million and $54 million for the years ended December 31, 2014, 2013 and 2012, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $1.2 billion, $20 million and $867 million for the years ended December 31, 2014, 2013 and 2012, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $68 million, $84 million and $83 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


16. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                     -------------------------
                                                       2014    2013     2012
                                                     -------- ------- --------
                                                           (In millions)
  Current:
   Federal.......................................... $    901 $   789 $    675
   State and local..................................        3       2        2
   Foreign..........................................       74     176      176
                                                     -------- ------- --------
     Subtotal.......................................      978     967      853
                                                     -------- ------- --------
  Deferred:
   Federal..........................................      538   (411)      346
   Foreign..........................................       16     125    (144)
                                                     -------- ------- --------
     Subtotal.......................................      554   (286)      202
                                                     -------- ------- --------
       Provision for income tax expense (benefit)... $  1,532 $   681 $  1,055
                                                     ======== ======= ========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                 Years Ended December 31,
                                                --------------------------
                                                  2014     2013     2012
                                                -------- -------- --------
                                                      (In millions)
     Income (loss) from continuing operations:
      Domestic................................. $  5,335 $  2,540 $  3,153
      Foreign..................................       56      282      545
                                                -------- -------- --------
        Total.................................. $  5,391 $  2,822 $  3,698
                                                ======== ======== ========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                   Years Ended December 31,
                                                   ------------------------
                                                     2014    2013    2012
                                                   -------- ------ --------
                                                        (In millions)
    Tax provision at U.S. statutory rate.......... $  1,887 $  988 $  1,294
    Tax effect of:
     Dividend received deduction..................     (82)   (66)     (75)
     Tax-exempt income............................     (40)   (42)     (43)
     Prior year tax...............................       11     29       10
     Low income housing tax credits...............    (205)  (190)    (142)
     Other tax credits............................     (66)   (44)     (18)
     Foreign tax rate differential................       --      2        3
     Change in valuation allowance................       --    (4)       13
     Other, net...................................       27      8       13
                                                   -------- ------ --------
       Provision for income tax expense (benefit). $  1,532 $  681 $  1,055
                                                   ======== ====== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                        2014              2013
                                                  ----------------- -----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $           1,577 $           1,823
 Net operating loss carryforwards................                29                64
 Employee benefits...............................             1,015               649
 Capital loss carryforwards......................                --                14
 Tax credit carryforwards........................               979               909
 Litigation-related and government mandated......               259               223
 Other...........................................               309               349
                                                  ----------------- -----------------
   Total gross deferred income tax assets........             4,168             4,031
 Less: Valuation allowance.......................                22                72
                                                  ----------------- -----------------
   Total net deferred income tax assets..........             4,146             3,959
                                                  ----------------- -----------------
Deferred income tax liabilities:
 Investments, including derivatives..............             2,402             2,021
 Intangibles.....................................                72                77
 DAC.............................................             1,568             1,600
 Net unrealized investment gains.................             3,903             2,019
 Other...........................................                36                27
                                                  ----------------- -----------------
   Total deferred income tax liabilities.........             7,981             5,744
                                                  ----------------- -----------------
     Net deferred income tax asset (liability)... $         (3,835) $         (1,785)
                                                  ================= =================

   See Note 1 for information regarding new guidance adopted by the Company related to the presentation of an unrecognized tax benefit.

   The Company has recorded a $50 million reduction of valuation allowance as a balance sheet reclassification with other deferred tax assets. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2014.

                                Net Operating Loss Carryforwards
                                --------------------------------
                                  Domestic          State
                                 ------------   ---------------
                                       (In millions)
                    Expiration
                    2015-2019.. $         --   $            32
                    2020-2024..           --                44
                    2025-2029..           --                53
                    2030-2034..           21                 8
                    Indefinite.           --                --
                                 ------------   ---------------
                                $         21   $           137
                                 ============   ===============

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                  Tax Credit Carryforwards
               --------------------------------------------------------------
               General Business Credits Foreign Tax Credits       Other
               ------------------------ ------------------- -----------------
                                       (In millions)
   Expiration
   2015-2019..    $               --    $               --  $              --
   2020-2024..                    --                   301                 --
   2025-2029..                     4                    --                 --
   2030-2034..                   832                    --                 --
   Indefinite.                    --                    --                 32
                  ------------------    ------------------  -----------------
                  $              836    $              301  $              32
                  ==================    ==================  =================

   The Company participates in a tax sharing agreement with MetLife, Inc. as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($24) million, $157 million and ($14) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2000 through 2006 where the IRS disallowance relates predominantly to certain tax credits claimed and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)

 July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2014     2013     2012
                                                                          -------- -------- --------
                                                                                (In millions)
Balance at January 1,.................................................... $    532 $    532 $    525
Additions for tax positions of prior years...............................       27       50       27
Reductions for tax positions of prior years..............................     (13)      (4)      (5)
Additions for tax positions of current year..............................        3        3       --
Settlements with tax authorities.........................................      (3)     (49)     (15)
                                                                          -------- -------- --------
Balance at December 31,.................................................. $    546 $    532 $    532
                                                                          ======== ======== ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    497 $    491 $    466
                                                                          ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014      2013    2012
                                                                  -------  -------- ------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    37  $     17 $    8

                                                                             December 31,
                                                                           ---------------
                                                                             2014    2013
                                                                           -------- ------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    265 $  228

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)

 significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $92 million and $53 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $16 million related to a true-up of the 2013 tax return. The 2013 benefit included an expense of $7 million related to a true-up of the 2012 tax return.

17. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

  Matters as to Which an Estimate Can Be Made

    For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  As of December 31, 2014, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $390 million.

  Matters as to Which an Estimate Cannot Be Made

    For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Asbestos-Related Claims

    Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

    Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs;
  (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

    The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                        December 31,
                                             --------------------------------------
                                                2014         2013         2012
                                             -----------  -----------  -----------
                                             (In millions, except number of claims)
Asbestos personal injury claims at year end.      68,460       67,983       65,812
Number of new claims during the year........       4,636        5,898        5,303
Settlement payments during the year (1)..... $      46.0  $      37.0  $      36.4

--------

(1)Settlement payments represent payments made by MLIC during the year in connection with settlements made in that year and in prior years. Amounts do not include MLIC's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

    The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

    The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

    The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

    The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
  (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

    Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2014. The frequency and severity of claims relating to asbestos have increased, and Metropolitan Life Insurance Company has reflected this in its provisions. Accordingly, Metropolitan Life Insurance Company increased its recorded liability for asbestos related claims to $690 million at December 31, 2014.

  Regulatory Matters

    The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC") ; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA") seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

   In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

    In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  Chemform site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The September 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

   Sales Practices Regulatory Matters.

    Regulatory authorities in a small number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, NELICO and GALIC. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

  Unclaimed Property Litigation

    On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that Metropolitan Life Insurance Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On
  November 21, 2012 and January 9, 2013, the Treasurer filed substantially identical suits against NELICO and GALIC, respectively. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Total Control Accounts Litigation

    Metropolitan Life Insurance Company is a defendant in lawsuits related to its use of retained asset accounts, known as Total Control Accounts ("TCA"), as a settlement option for death benefits.

  Keife, et al. v. Metropolitan Life Insurance Company (D. Nev., filed in state court on July 30, 2010 and removed to federal court on September 7, 2010); and Simon v. Metropolitan Life Insurance Company (D. Nev., filed November 3,
  2011)

    These putative class action lawsuits, which have been consolidated, raise breach of contract claims arising from Metropolitan Life Insurance Company's use of the TCA to pay life insurance benefits under the Federal Employees' Group Life Insurance program. On March 8, 2013, the court granted Metropolitan Life Insurance Company's motion for summary judgment. Plaintiffs have appealed that decision to the United States Court of Appeals for the Ninth Circuit.

  Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)

    This putative class action lawsuit alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the putative class. Metropolitan Life Insurance Company moved to dismiss the complaint and intends to defend this action vigorously.

  Other Litigation

  McGuire v. Metropolitan Life Insurance Company (E.D. Mich., filed February 22, 2012)

    This lawsuit was filed by the fiduciary for the Union Carbide Employees' Pension Plan and alleges that Metropolitan Life Insurance Company, which issued annuity contracts to fund some of the benefits the Plan provides, engaged in transactions that ERISA prohibits and violated duties under ERISA and federal common law by determining that no dividends were payable with respect to the contracts from and after 1999. On August 8, 2014, the court denied the parties' motion for summary judgment. The court has not yet set a new trial date.

  Sun Life Assurance Company of Canada Indemnity Claim

    In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company and that were transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed but subsequently agreed to withdraw the appeal and consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Fehr v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life in May 2013, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


  C-Mart, Inc. v. Metropolitan Life Ins. Co., et al. (S.D. Fla., January 10,
  2013); Cadenasso v. Metropolitan Life Insurance Co., et al. (N.D. Cal., November 26, 2013, subsequently transferred to S.D. Fla. 2013); and Fauley v. Metropolitan Life Insurance Co., et al. (Circuit Court of the 19th Judicial Circuit, Lake County, Ill., July 3, 2014)

    Plaintiffs filed these lawsuits against defendants, including Metropolitan Life Insurance Company and a former MetLife financial services representative, alleging that the defendants sent unsolicited fax advertisements to plaintiff and others in violation of the Telephone Consumer Protection Act, as amended by the Junk Fax Prevention Act, 47 U.S.C. (S) 227 ("TCPA"). The C-Mart and Cadenasso cases were voluntarily dismissed. In the Fauley case, the Illinois court certified a nationwide settlement class and approved a settlement under which Metropolitan Life Insurance Company has agreed to pay up to $23 million to resolve claims as to fax ads sent between August 23, 2008 and the date of the preliminary approval in August 2014.

  Robainas v. Metropolitan Life Ins. Co. and MetLife, Inc. (S.D.N.Y., December 16, 2014); International Association of Machinists and Aerospace Workers District Lodge 15 v. Metropolitan Life Insurance Co. (E.D.N.Y., February 2, 2015)

    Plaintiffs filed these putative class action lawsuits on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by Metropolitan Life Insurance Company from 2009 through 2014 (the "Policies"). The complaints allege that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuits seek recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for the Policies. MetLife intends to defend these actions vigorously.

  Sales Practices Claims

    Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    34 $    46
  Premium tax offsets currently available for paid assessments.      65      54
                                                                ------- -------
                                                                $    99 $   100
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    50 $    67
                                                                ======= =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


Commitments

  Leases

    The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2015....... $        223
                           2016.......          190
                           2017.......          147
                           2018.......          133
                           2019.......          110
                           Thereafter.          701
                                       ------------
                            Total..... $      1,504
                                       ============

  Total minimum rentals to be received in the future under non-cancelable subleases were $ 108 million as of December 31, 2014.

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.9 billion and $3.1 billion at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $3.6 billion and $3.4 billion at December 31, 2014 and 2013, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $3 million at both December 31, 2014 and 2013, for indemnities, guarantees and commitments.

18. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2014 and 2013 are summarized in the table below:

                                                                    Three Months Ended
                                                     ------------------------------------------------
                                                     March 31,   June 30,  September 30, December 31,
                                                     ---------- ---------- ------------- ------------
                                                                      (In millions)
2014
Total revenues...................................... $    9,037 $    9,252  $    9,857   $    10,585
Total expenses...................................... $    7,889 $    8,210  $    8,017   $     9,224
Income (loss) from continuing operations, net of
  income tax........................................ $      828 $      749  $    1,303   $       979
Income (loss) from discontinued operations, net of
  income tax........................................ $      (3) $       --  $       --   $        --
Net income (loss)................................... $      825 $      749  $    1,303   $       979
Less: Net income (loss) attributable to
  noncontrolling interests.......................... $        1 $       --  $      (7)   $         1
Net income (loss) attributable to Metropolitan Life
  Insurance Company................................. $      824 $      749  $    1,310   $       978
2013
Total revenues...................................... $    8,766 $    8,632  $    8,018   $     9,884
Total expenses...................................... $    7,843 $    7,771  $    7,758   $     9,106
Income (loss) from continuing operations, net of
  income tax........................................ $      673 $      646  $      242   $       580
Income (loss) from discontinued operations, net of
  income tax........................................ $       -- $       --  $       --   $         1
Net income (loss)................................... $      673 $      646  $      242   $       581
Less: Net income (loss) attributable to
  noncontrolling interests.......................... $      (1) $        3  $      (5)   $       (4)
Net income (loss) attributable to Metropolitan Life
  Insurance Company................................. $      674 $      643  $      247   $       585

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


19. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.1 billion, $2.4 billion and $2.6 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $129 million, $127 million and $108 million for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $177 million, $142 million and $113 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.8 billion, $1.4 billion and $1.6 billion for the years ended December 31, 2014, 2013 and 2012, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net payables to affiliates, related to the items discussed above, of $169 million and $327 million at December 31, 2014 and 2013, respectively.

  See Notes 6, 8, 9 and 12 for additional information on related party transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                 Amount at
                                                    Cost or        Estimated   Which Shown on
                                               Amortized Cost (1)  Fair Value  Balance Sheet
Types of Investments                           ------------------ ------------ --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $         34,391 $     39,070 $       39,070
   Public utilities...........................             14,945       16,861         16,861
   State and political subdivision securities.              5,329        6,520          6,520
   Foreign government securities..............              3,153        3,844          3,844
   All other corporate bonds..................             71,950       77,200         77,200
                                                 ---------------- ------------ --------------
     Total bonds..............................            129,768      143,495        143,495
 Mortgage-backed and asset-backed securities..             42,804       44,302         44,302
 Redeemable preferred stock...................              1,032        1,114          1,114
                                                 ---------------- ------------ --------------
       Total fixed maturity securities........            173,604      188,911        188,911
                                                 ---------------- ------------ --------------
Trading and fair value option securities......                720          705            705
                                                 ---------------- ------------ --------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......              1,236        1,352          1,352
 Non-redeemable preferred stock...............                690          713            713
                                                 ---------------- ------------ --------------
     Total equity securities..................              1,926        2,065          2,065
                                                 ---------------- ------------ --------------
Mortgage loans held-for-investment............             49,059                      49,059
Policy loans..................................              8,491                       8,491
Real estate and real estate joint ventures....              7,595                       7,595
Real estate acquired in satisfaction of debt..                279                         279
Other limited partnership interests...........              4,926                       4,926
Short-term investments........................              4,474                       4,474
Other invested assets.........................             14,209                      14,209
                                                 ----------------              --------------
        Total investments.....................   $        265,283              $      280,714
                                                 ================              ==============

--------

(1)The Company's trading and fair value option securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                              Future Policy Benefits,
                               Other Policy-Related
                       DAC         Balances and       Policyholder Policyholder
                       and     Policyholder Dividend    Account     Dividends       Unearned       Unearned
Segment                VOBA         Obligation          Balances     Payable    Premiums (1), (2) Revenue (1)
-------------------- -------- ----------------------- ------------ ------------ ----------------- -----------
2014
Retail.............. $  5,544    $          64,965     $  30,058    $     615     $         35     $    527
Group, Voluntary &
  Worksite Benefits.      324               20,500         8,305           --              321           --
Corporate Benefit
  Funding...........      106               40,414        57,539           --               --           41
Corporate & Other...        1                  518            --           --               --           --
                     --------    -----------------     ---------    ---------     ------------     --------
 Total.............. $  5,975    $         126,397     $  95,902    $     615     $        356     $    568
                     ========    =================     =========    =========     ============     ========
2013
Retail.............. $  5,990    $          62,912     $  30,434    $     601     $         36     $    507
Group, Voluntary &
  Worksite Benefits.      333               19,460         8,575           --              236           --
Corporate Benefit
  Funding...........       93               36,452        53,489           --               --           31
Corporate & Other...       --                  581            --           --                1           --
                     --------    -----------------     ---------    ---------     ------------     --------
 Total.............. $  6,416    $         119,405     $  92,498    $     601     $        273     $    538
                     ========    =================     =========    =========     ============     ========
2012
Retail.............. $  5,407    $          64,757     $  31,393    $     610     $         36     $    539
Group, Voluntary &
  Worksite Benefits.      337               19,599         8,918           --              248           --
Corporate Benefit
  Funding...........       88               38,645        54,406           --               --           38
Corporate & Other...       --                  476            (1)          --               --           --
                     --------    -----------------     ---------    ---------     ------------     --------
 Total.............. $  5,832    $         123,477     $  94,716    $     610     $        284     $    577
                     ========    =================     =========    =========     ============     ========

--------

(1)Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                          Policyholder    Amortization of
                                                          Benefits and        DAC and
                      Premiums and Universal               Claims and          VOBA
                              Life              Net     Interest Credited   Charged to       Other
                       and Investment-Type   Investment  to Policyholder       Other       Operating
Segment                Product Policy Fees     Income   Account Balances     Expenses     Expenses (1)
-------------------- ----------------------- ---------- ----------------- --------------- ------------
2014
Retail..............     $         5,640     $   5,101    $       6,170     $       652    $   2,666
Group, Voluntary &
  Worksite Benefits.              15,097         1,616           13,977              26        2,121
Corporate Benefit
  Funding...........               2,985         4,895            5,805              17          472
Corporate & Other...                 128           281               77              --        1,357
                         ---------------     ---------    -------------     -----------    ---------
 Total..............     $        23,850     $  11,893    $      26,029     $       695    $   6,616
                         ===============     =========    =============     ===========    =========
2013
Retail..............     $         5,456     $   5,067    $       6,059     $       217    $   2,971
Group, Voluntary &
  Worksite Benefits.              14,420         1,618           13,346              25        1,970
Corporate Benefit
  Funding...........               2,886         4,680            5,813              19          474
Corporate & Other...                  76           420               67              --        1,517
                         ---------------     ---------    -------------     -----------    ---------
 Total..............     $        22,838     $  11,785    $      25,285     $       261    $   6,932
                         ===============     =========    =============     ===========    =========
2012
Retail..............     $         5,379     $   5,113    $       6,121     $       948    $   3,067
Group, Voluntary &
  Worksite Benefits.              13,937         1,540           12,747              29        1,878
Corporate Benefit
  Funding...........               2,802         4,636            5,792              12          421
Corporate & Other...                   1           563               (1)              2        1,332
                         ---------------     ---------    -------------     -----------    ---------
 Total..............     $        22,119     $  11,852    $      24,659     $       991    $   6,698
                         ===============     =========    =============     ===========    =========

--------

(1)Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                          % Amount Assumed
                          Gross Amount   Ceded     Assumed    Net Amount       to Net
                          ------------ ---------- ---------- ------------ ----------------
2014
Life insurance in-force.. $  2,935,363 $  372,886 $  830,980 $  3,393,457          24.5%
                          ============ ========== ========== ============
Insurance premium
Life insurance (1)....... $     14,135 $    1,159 $    1,630 $     14,606          11.2%
Accident and health
  insurance..............        6,828         93         43        6,778           0.6%
                          ------------ ---------- ---------- ------------
 Total insurance premium. $     20,963 $    1,252 $    1,673 $     21,384           7.8%
                          ============ ========== ========== ============
2013
Life insurance in-force.. $  2,940,853 $  401,576 $  844,946 $  3,384,223          25.0%
                          ============ ========== ========== ============
Insurance premium
Life insurance (1)....... $     13,820 $    1,187 $    1,423 $     14,056          10.1%
Accident and health
  insurance..............        6,470         97         46        6,419           0.7%
                          ------------ ---------- ---------- ------------
 Total insurance premium. $     20,290 $    1,284 $    1,469 $     20,475           7.2%
                          ============ ========== ========== ============
2012
Life insurance in-force.. $  2,914,815 $  417,026 $  785,391 $  3,283,180          23.9%
                          ============ ========== ========== ============
Insurance premium
Life insurance (1)....... $     18,982 $      756 $      794 $     19,020           4.2%
Accident and health
  insurance..............          839        535        556          860          64.7%
                          ------------ ---------- ---------- ------------
 Total insurance premium. $     19,821 $    1,291 $    1,350 $     19,880           6.8%
                          ============ ========== ========== ============

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.9 billion and $277.9 billion, respectively, and life insurance premiums of $36 million and $681 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $26.1 billion and $259.6 billion, respectively, and life insurance premiums of $45 million and $451 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $27.4 billion and $230.6 billion, respectively, and life insurance premiums of $54 million and $319 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL



                           PART C: OTHER INFORMATION



ITEM 26. EXHIBITS


   (a) Resolution of the Board of Directors of Metropolitan Life effecting the establishment of Metropolitan Life Separate Account UL (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


   (b)         None


   (c) (i) Form of Broker Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Schedule of Sales Commissions (Incorporated by reference from sections entitled "Distribution of the Group Policies and Certificates" in the Prospectuses included herein and "Distribution of the Policies" in the Statement of Additional Information.)


     (iii) Forms of Selling Agreement (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


     (iv) Form of Retail Sales Agreement (Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 25, 2006.)


     (v) Principal Underwriting Agreement with MetLife Investors Distribution Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Paragon Separate Account B's Registration Statement on Form N-6 (File No. 333-133675) filed January 16, 2008.)


     (vi) Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated February 2010. (Incorporated herein by reference to Exhibit 3(b)(ii) to Post-Effective Amendment No. 14 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed April 13, 2010.)


     (vii) Master Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 11, 2013.)


   (d) (i) Specimen Group Variable Universal Life Insurance Policy (including any alternative pages as required by state law) with form of riders, if any (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Specimen of Group Variable Universal Life Insurance Certificate (including any alternative pages required by state law) with forms of riders (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


   (e) (i) Application for Policy and Form of Receipt(Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Enrollment Form for Certificate and Form of Receipt (Incorporated herein by reference to Pre-Effective Amendment No.
                1 to the Registrant's Registration Statement on Form S-6 (File
               No. 033-91226) filed September 8, 1995.)


     (iii) Request for Systematic Transfer Option Form (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (iv) Enterprise Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)

   (f) (i) Restated Charter and By-Laws of Metropolitan Life (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 6, 2000.)


     (ii) Amended and Restated Charter and By-laws of Metropolitan Life (Incorporated herein by reference to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed March 5, 2002.)


     (iii)      Amended and Restated By-laws of Metropolitan Life
               (Incorporated herein by reference to Post-Effective Amendment No. 3 to Paragon Separate Account B's Registration Statement on Form N-6 (File No. 333-133675) filed January 16, 2008.)


   (g) Reinsurance Contracts (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


   (h) (i) Participation Agreement with Met Investors Series Trust (Incorporated herein by reference to the Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed March 5, 2002.)


     (ii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC and Metropolitan Life Insurance Company
               (8/31/07) (Incorporated herein by reference to Post-Effective Amendment No. 9 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed September 10, 2007.)


     (iii) Amended and Restated Participation Agreement and First Amendment to Participation Agreement among Metropolitan Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Corp. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-6 (File No. 033-91226) filed April 18, 2008.)


     (iv) First & Second Amendments to the Participation Agreement with Met Investors Series Trust (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed April 16, 2009.)


     (v) Summary Prospectus Agreement with Variable Insurance Products Fund (Incorporated herein by reference to Exhibit (h)(xi) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed April 14, 2011.)


     (vi) Amendments to Participation Agreements with Met Investors Series Trust and Metropolitan Series Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed April 12, 2012.)


   (i)         None


   (j)         None


   (k) Opinion and Consent of Marie C. Swift as to the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6 (File No. 033-91226) filed April 29, 2005.)


   (l)         None


   (m)         None


   (n) Consent of Independent Registered Public Accounting Firm (Filed herewith)


   (o)         None


   (p)         None


   (q) (i) Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Addendum to Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 10, 2001.)


   (r)         Powers of Attorney (Filed herewith)

ITEM 27. DIRECTORS AND OFFICERS OF DEPOSITOR



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------------------------
Steven A. Kandarian                     Chairman of the Board, President and Chief Executive Officer
MetLife, Inc. and Metropolitan Life     and a Director
Insurance Company
200 Park Avenue
New York, NY 10166




Cheryl W. Grise                            Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166




Carlos M. Gutierrez                     Director
Co-Chair
Albright Stonebridge Group (ASG)
601 Thirteenth Street, NW, Suite 500
Washington, DC 20005





R. Glenn Hubbard                           Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall, Room 101
3022 Broadway
New York, NY 10027-6902





John M. Keane                      Director
Senior Partner
SCP Partners
2020 Wilson Blvd, Suite 102-542
Arlington, VA 22201-3324





Alfred F. Kelly, Jr.                       Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166





Edward J. Kelly, III                       Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166




William E. Kennard                         Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166

James M. Kilts                        Director
Founding Partner
Centerview Capital
3 Greenwich Office Park, 2nd Floor
Greenwich, CT 06831




Catherine R. Kinney                        Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Denise M. Morrison                       Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place
Camden, NJ 08103



Kenton J. Sicchitano                       Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Lulu C. Wang                      Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue, 19th Floor
New York, NY 10173

Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 1095 Avenue of the Americas, New York, NY 10036 unless otherwise noted below.


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS WITH DEPOSITOR
-------------------------------------   -------------------------------------------------------------------
Steven A. Kandarian                     Chairman of the Board, President and Chief Executive Officer and a
                                        Director



Michel A. Khalaf                  President, Europe/Middle East/Africa Division
The Gate Building Dubai
International Financial Center
07th Floor, West Wing
Dubai, United Arab Emirates



Christopher G. Townsend     President, Asia
39/F Dorset House
979 King's Road
Hong Kong, Hong Kong



William J. Wheeler     President, Americas



Ricardo A. Anzaldua     Executive Vice President and General Counsel



Peter M. Carlson     Executive Vice President and Chief Accounting Officer

Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962



John C.R. Hele     Executive Vice President and Chief Financial Officer



Franciscus Hijkoop     Executive Vice President and Chief Human Resources Officer



Todd B. Katz     Executive Vice President



Robin Lenna                   Executive Vice President
200 Park Avnue, 12th Floor
New York, NY 10166



Martin J. Lippert     Executive Vice President, Global Technology & Operations



Maria R. Morris     Executive Vice President, Global Employee Benefits



Anthony J.Nugent               Executive Vice President
1200 South Pine Island Road
Suite 770
Plantation, FL 33324



Oscar Schmidt     Executive Vice President



Eric T. Steigerwalt                 Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Stanley J. Talbi     Executive Vice President

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT


The registrant is a separate account of Metropolitan Life Insurance Company under New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION


As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITERS

(a)MetLife Investors Distribution Company is the principal underwriter and distributor of the Policies. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

     Met Investors Series Trust
     Metropolitan Series Fund
     First MetLife Investors Variable Annuity Account One
     General American Separate Account Two
     General American Separate Account Eleven
     General American Separate Account Twenty-Eight
     General American Separate Account Twenty-Nine
     MetLife of CT Fund UL for Variable Life Insurance
     MetLife of CT Fund UL III for Variable Life Insurance
     MetLife of CT Separate Account Eleven for Variable Annuities
     MetLife of CT Separate Account QPN for Variable Annuities
     MetLife Investors Variable Annuity Account One
     MetLife Investors Variable Life Account One
     MetLife Investors USA Separate Account A
     MetLife Investors USA Variable Life Account A
     Metropolitan Life Separate Account E
     Metropolitan Life Separate Account UL
     Metropolitan Life Variable Annuity Separate Account II
     Metropolitan Tower Separate Account One
     Metropolitan Tower Separate Account Two
     New England Life Retirement Investment Account
     New England Variable Annuity Fund I
     New England Variable Annuity Separate Account
     New England Variable Life Separate Account
     Paragon Separate Account A
     Paragon Separate Account B
     Paragon Separate Account C
     Paragon Separate Account D
     Security Equity Separate Account Twenty-Six
     Security Equity Separate Account Twenty-Seven
     Separate Account No. 13S


(b) The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------
Elizabeth M. Forget                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                         Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard Nigro                        Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101



Lance Carlson                       President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101



Kieran R. Mullins                       Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Barbara A. Dare                         Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                           Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John P. Kyne, III                       Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John G. Martinez                Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647



Tyla L. Reynolds                Vice President and Secretary
600 North King Street
Wilmington DE 19801



Marlene B. Debel                    Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c)        Compensation from the Registrant.


                                                                          (3)
                                                                    COMPENSATION ON
                                                      (2)         EVENTS OCCASIONING
                                               NET UNDERWRITING   THE DEDUCTION OF A       (4)           (5)
                     (1)                         DISCOUNTS AND      DEFERRED SALES      BROKERAGE       OTHER
        NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS            LOAD          COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ -------------------- ------------- -------------
MetLife Investors Distribution Company....... $575,607            $0                  $0            $0

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


(a)     Registrant

(b)     Metropolitan Life Insurance Company
        200 Park Avenue
        New York, NY 10166

(c)     MetLife Investors Distribution Company
        1095 Avenue of the Americas
        New York, NY 10036

(d)     Metropolitan Life insurance Company
        18210 Crane Nest Drive
        Tampa, FL 33647

(e)     Metropolitan Life insurance Company
        One Financial Center
        Boston, MA 02111



ITEM 32. MANAGEMENT SERVICES

Not applicable


ITEM 33. FEE REPRESENTATION

Metropolitan Life represents that the fees and charges deducted under the Policies offered and sold pursuant to this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the Policies.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, in the City of Boston and the Commonwealth of Massachusetts, on the April 15, 2015.


                                     Metropolitan Life Separate Account UL

                                     By: Metropolitan Life Insurance Company


                                     By: /s/ PETER H. DUFFY
                                         --------------------------------------
                                          Peter H. Duffy
                                          Vice President

                                   SIGNATURES




Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the April 15, 2015.


                                     Metropolitan Life Insurance Company


                                     BY: /s/ PETER H. DUFFY
                                         --------------------------------------
                                          Peter H. Duffy
                                          Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons, in the capacities indicated, on April 15, 2015.




               SIGNATURE                                            TITLE
                    *                      Chairman of the Board, President and Chief Executive
-------------------------------------      Officer and a Director
           Steven A. Kandarian

                    *                      Director
-------------------------------------
             Cheryl W. Grise

                    *                      Director
-------------------------------------
         Carlos Miguel Gutierrez

                    *                      Director
-------------------------------------
            R. Glenn Hubbard

                    *                      Director
-------------------------------------
              John M. Keane

                    *                      Director
-------------------------------------
          Alfred F. Kelly, Jr.

                    *                      Director
-------------------------------------
          Edward J. Kelly, III

                    *                      Director
-------------------------------------
           William E. Kennard

                    *                      Director
-------------------------------------
             James M. Kilts

                    *                      Director
-------------------------------------
           Catherine R. Kinney

                    *                      Director
-------------------------------------
           Denise M. Morrison

                    *                      Director
-------------------------------------
          Kenton J. Sicchitano

                    *                      Director
-------------------------------------
              Lulu C. Wang

                    *                      Executive Vice President and Chief Financial Officer
-------------------------------------
             John C. R. Hele

                    *                      Executive Vice President and Chief Accounting Officer
-------------------------------------
            Peter M. Carlson




By: /s/ JOHN M. RICHARDS
  --------------------------------------
    John M. Richards, Esq.
    Attorney-in-fact

*Executed by John M. Richards on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



(n) Consent of Independent Registered Public Accounting Firm


(r) Powers of Attorney- Metropolitan Life Insurance Company